     As filed with the Securities and Exchange Commission on April 27, 2016

                                                            File Nos. 333-200252
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 2                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 281                            [X]


                        (Check Appropriate Box or Boxes)


                 MetLife Investors Variable Annuity Account One
                           (Exact Name of Registrant)


                         MetLife Insurance Company USA
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                         MetLife Insurance Company USA
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2016 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE





                                                                         CLASS A






                                                                     MAY 1, 2016




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 52 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




MET INVESTORS SERIES TRUST (CLASS B)

     AB Global Dynamic Allocation Portfolio*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio*

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio*

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio#

     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap
         Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio*

     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio*

     Pyramis(R) Managed Risk Portfolio*

     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




METROPOLITAN SERIES FUND

     Barclays Aggregate Bond Index Portfolio (Class G)*

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)



     Met/Wellington Core Equity Opportunities Portfolio (Class E)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 107 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE






INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   7
FEE TABLES AND EXAMPLES..................................   9
1. THE ANNUITY CONTRACT..................................  18
2. PURCHASE..............................................  18
     Purchase Payments...................................  19
     Termination for Low Account Value...................  19
     Allocation of Purchase Payments.....................  20
     Investment Allocation Restrictions for Certain
       Riders............................................  21
     Free Look...........................................  25
     Accumulation Units..................................  25
     Account Value.......................................  26
     Replacement of Contracts............................  26
3. INVESTMENT OPTIONS....................................  26
     Investment Portfolios That Are Funds-of-Funds.......  29
     Transfers...........................................  29
     Dollar Cost Averaging Programs......................  33
     Three Month Market Entry Program....................  34
     Automatic Rebalancing Program.......................  34
     Voting Rights.......................................  35
     Substitution of Investment Options..................  35
4. EXPENSES..............................................  35
     Product Charges.....................................  35
     Account Fee.........................................  36
     Guaranteed Minimum Income Benefit -- Rider
       Charge............................................  37
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................  38
     Sales Charge........................................  39
     How to Reduce the Sales Charge......................  40
     Premium and Other Taxes.............................  40
     Transfer Fee........................................  41
     Income Taxes........................................  41
     Investment Portfolio Expenses.......................  41
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  41
     Annuity Date........................................  41
     Annuity Payments....................................  41
     Annuity Options.....................................  42
     Variable Annuity Payments...........................  43
     Fixed Annuity Payments..............................  44
6. ACCESS TO YOUR MONEY..................................  44
     Systematic Withdrawal Program.......................  45
     Suspension of Payments or Transfers.................  46


7. LIVING BENEFITS.......................................  46
     Guaranteed Income Benefits..........................  46
     Description of GMIB Max IV..........................  48
     Description of GMIB Max III.........................  56
     Description of LIS Plus II..........................  63
     Description of LIS Plus I...........................  69
     Description of LIS..................................  70
     Guaranteed Withdrawal Benefits......................  71
     Description of the Lifetime Withdrawal
       Guarantee II......................................  72
     Description of the Lifetime Withdrawal
       Guarantee I.......................................  78
     Description of the Guaranteed Withdrawal
       Benefit I.........................................  80
8. PERFORMANCE...........................................  82
9. DEATH BENEFIT.........................................  83
     Upon Your Death.....................................  83
     Standard Death Benefit -- Principal Protection......  84
     Optional Death Benefit -- Annual Step-Up............  84
     Optional Death Benefit -- Enhanced Death
       Benefit II........................................  85
     Optional Death Benefit -- Compounded-Plus...........  89
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  90
     General Death Benefit Provisions....................  90
     Spousal Continuation................................  91
     Death of the Annuitant..............................  91
     Controlled Payout...................................  92
10. FEDERAL INCOME TAX STATUS............................  92
     Non-Qualified Contracts.............................  92
     Qualified Contracts.................................  95
11. OTHER INFORMATION.................................... 102
     MetLife USA......................................... 102
     The Separate Account................................ 102
     Distributor......................................... 103
     Selling Firms....................................... 103
     Requests and Elections.............................. 104
     Ownership........................................... 106
     Legal Proceedings................................... 107
     Financial Statements................................ 107

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION................................. 107
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Description of GMIB I............................. D-1
APPENDIX E............................................. E-1
     Guaranteed Minimum Income Benefit (GMIB)
       Examples........................................ E-1
APPENDIX F............................................. F-1
     Guaranteed Withdrawal Benefit Examples............ F-1
APPENDIX G............................................. G-1
     Death Benefit Examples............................ G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 26
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 25
Annual Benefit Payment..................................... 73 and 80
Annuitant.............................................................. 107
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center..................................................... 8
Annuity Units............................................................ 42
Beneficiary............................................................ 106
Benefit Base............................................................. 80
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 85
Fixed Account............................................................ 18
Free Look................................................................ 25
Good Order............................................................. 105
Guaranteed Withdrawal Amount............................................. 81
GWB Withdrawal Rate...................................................... 80
Income Base. 48 and 56 and 63 and Appendix D-1
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners........................................................... 106
Owner.................................................................. 106
Purchase Payment (including Net Purchase Payment)........................ 19
Remaining Guaranteed Withdrawal Amount................................... 72
Separate Account....................................................... 102
Total Guaranteed Withdrawal Amount....................................... 72

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see "Living
Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                   5.75%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $ 25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





     Note 1. Sales Charges decline based on your investment. (See
"Expenses -- Sales Charge.")



                                        Sales Charge as
Your Investment                  percentage of Purchase Payment
-----------------------------   -------------------------------
      Less than $50,000                      5.75%
      $50,000 - 99,999.99                    4.50%
      $100,000 - 249,999.99                  3.50%
      $250,000 - 499,999.99                  2.50%
      $500,000 - 999,999.99                  2.00%
      $1,000,000 or greater                  1.00%


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



For contracts issued on and after May 1, 2004:
----------------------------------------------------------------
Mortality and Expense Charge (Note 3)                            0.50%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           0.75%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.35%



For contracts issued prior to May 1, 2004:
----------------------------------------------------------------

Mortality and Expense Charge                                     0.60%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           0.85%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.15%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.30%

--------------------------------------------------------------------------------
 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
 T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).



 Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus charge, and the Additional Death Benefit -- Earnings Preservation Benefit charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(Note 2) (as a percentage of Income Base) (Note 3)

  GMIB Max IV - maximum charge                                                      1.50%

  GMIB Max IV - current charge                                                      1.00%


  GMIB Max III - maximum charge                                                     1.50%

  GMIB Max III - current charge                                                     1.00%


For contracts issued with LIS Plus II on or before February 24, 2012:
-----------------------------------------------------------------------------------

  LIS Plus II - maximum charge                                                      1.50%

  LIS Plus II - current charge                                                      1.00%


For contracts issued with LIS Plus I from February 24, 2009 through July 16, 2010:
-----------------------------------------------------------------------------------

  LIS Plus I - maximum charge                                                       1.50%

  LIS Plus I - current charge                                                       1.00%


For contracts issued with LIS Plus I on or before February 23, 2009:
-----------------------------------------------------------------------------------

  LIS Plus I - maximum charge                                                       1.50%

  LIS Plus I - current charge                                                       0.80%


For contracts issued with LIS on or before May 1, 2009:
-----------------------------------------------------------------------------------

  LIS                                                                               0.50%


For contracts issued with GMIB I on or before June 28, 2002:
-----------------------------------------------------------------------------------

                                                                                    0.35%

GMIB I


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. (See "Living Benefits.") Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as "GMIB riders" in this prospectus.



 Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
(Note 4) (as a percentage of the Guaranteed Withdrawal Amount) (Note 5)

For contracts issued with Guaranteed Withdrawal Benefit I on or before April 30, 2010:
------------------------------------------------------------------------------------------

  Guaranteed Withdrawal Benefit I                                                          0.25%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(Note 6) (as a percentage of the Total Guaranteed Withdrawal Amount) (Note 7)

For contracts issued with Lifetime Withdrawal Guarantee II on or before February 23, 2009:
-------------------------------------------------------------------------------------------

  Lifetime Withdrawal Guarantee II (Single Life version) - maximum                         1.25%
  charge

  Lifetime Withdrawal Guarantee II (Single Life version) - current charge                  0.65%


  Lifetime Withdrawal Guarantee II (Joint Life version) - maximum charge                   1.50%

  Lifetime Withdrawal Guarantee II (Joint Life version) - current charge                   0.85%


For contracts issued with Lifetime Withdrawal Guarantee I on or before April 25, 2008:
-------------------------------------------------------------------------------------------

  Lifetime Withdrawal Guarantee I (Single Life version) - maximum charge                   0.95%

  Lifetime Withdrawal Guarantee I (Single Life version) - current charge                   0.50%


                                                                                           1.40%
Lifetime Withdrawal Guarantee I (Joint Life version) - maximum charge

                                                                                           0.70%

Lifetime Withdrawal Guarantee I (Joint Life version) - current charge


--------------------------------------------------------------------------------

     Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.



 Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.



 Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.



 Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (Note 8) (as a percentage of the Death Benefit
Base) (Note 9)
For contracts issued with Enhanced Death Benefit II on or before October 7, 2011:
----------------------------------------------------------------------------------

  Enhanced Death Benefit II - maximum charge                                       1.50%

  Enhanced Death Benefit II (issue age 69 or younger) - current charge             0.60%

  Enhanced Death Benefit II (issue age 70-75) - current charge                     1.15%


--------------------------------------------------------------------------------
     Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.



 Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.52%         0.25%       0.03%

 American Funds Global Small                  0.69%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%       0.02%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.77%         0.25%        0.05%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return       0.49%         0.25%        0.05%
  Portfolio

 Met/Templeton International Bond              0.60%         0.25%       0.13%
  Portfolio

 Met/Wellington Large Cap Research            0.56%         0.25%        0.03%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Global Small                   --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        1.07%         0.09%         0.98%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return        --        0.79%         0.02%         0.77%
  Portfolio

 Met/Templeton International Bond               --        0.98%           --          0.98%
  Portfolio

 Met/Wellington Large Cap Research             --        0.84%         0.04%         0.80%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 100 Portfolio         0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk              0.17%         0.25%       0.02%
  Portfolio

 MFS(R) Research International Portfolio       0.69%         0.25%        0.07%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%       0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%       0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%       0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%       0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%       0.02%

METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio        0.25%         0.30%       0.03%

 BlackRock Bond Income Portfolio               0.32%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%        0.03%
  Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%       0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio

 Met/Dimensional International Small            0.81%         0.25%       0.14%
  Company Portfolio

 Met/Wellington Core Equity                    0.70%         0.15%        0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio          0.09%         0.25%       0.02%

 MetLife Asset Allocation 40 Portfolio         0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio          0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio         0.05%         0.25%         --

 MFS(R) Total Return Portfolio                  0.55%         0.25%       0.05%

 MFS(R) Value Portfolio                        0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%       0.03%

 Van Eck Global Natural Resources              0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.59%         0.25%       0.04%
  Bond Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 MetLife Asset Allocation 100 Portfolio        0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk             0.22%       0.66%           --          0.66%
  Portfolio

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                   --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk              0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio             0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio          0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%           --          0.84%

METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio         --        0.58%         0.01%         0.57%

 BlackRock Bond Income Portfolio                --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio

 Met/Dimensional International Small             --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                     --        0.87%         0.12%         0.75%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio        0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio         0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio        0.65%       0.95%           --          0.95%

 MFS(R) Total Return Portfolio                   --        0.85%           --          0.85%

 MFS(R) Value Portfolio                         --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.09%         0.01%         1.08%

 Van Eck Global Natural Resources               --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic              --        0.88%         0.04%         0.84%

  Bond Opportunities Portfolio




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,019     $1,871      $2,760      $5,150
    minimum       $  928     $1,604      $2,321      $4,317



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $821      $1,269      $1,742      $3,040
    minimum        $730      $  994      $1,278      $2,083


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods.

There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A Net Purchase Payment is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" until the rider terminates.


If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Invesetment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX IV AND GMIB MAX III RIDERS


If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a)        AB Global Dynamic Allocation Portfolio

     (formerly AllianceBernstein Global Dynamic Allocation Portfolio)


(b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c)        AQR Global Risk Balanced Portfolio


(d)        BlackRock Global Tactical Strategies Portfolio


(e)        Invesco Balanced-Risk Allocation Portfolio


(f)        JPMorgan Global Active Allocation Portfolio


(g)        MetLife Balanced Plus Portfolio


(h)        MetLife Multi-Index Targeted Risk Portfolio


(i)        PanAgora Global Diversified Risk Portfolio


(j)        Pyramis(R) Managed Risk Portfolio


(k)        Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Pyramis(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.



The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections." Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")

You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits -- Guaranteed Income Benefits" section.)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe current and potential restrictions on subsequent Purchase Payments for the GMIB Max riders.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


Current Restirctions on Subsequent Purchase Payments. If you elected the GMIB Max III or GMIB Max IV optional riders, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III or GMIB Max IV rider.


In addition, we will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


Restrictions on Subsequent Purchase Payments after Rider Terminates. If you elected a GMIB Max rider and it terminates, the subsequent Purchase Payment restrictions described above will no longer apply. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits -- Guaranteed Income Benefits" section.)



CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II AND EDB II RIDERS


Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime

Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account
                              ------------
Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the
---------
percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   Barclays Aggregate Bond Index Portfolio
   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio

   PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   Met/Wellington Large Cap Research Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Invesco Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

Platform 4
----------



   American Funds Global Small Capitalization Fund

   Clarion Global Real Estate Portfolio
   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Templeton International Bond Portfolio
   Neuberger Berman Genesis Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

Example:
-------



   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict.

The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


(a) AB Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis(R) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a



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"limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See the prospectuses for the Investment Portfolios for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio*

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio*

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio#



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     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap
         Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio*

     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio*

     Pyramis(R) Managed Risk Portfolio*

     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Barclays Aggregate Bond Index Portfolio (Class G)*

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class E)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



   * If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
   "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent



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Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


o To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in "Other Information - Requests and Elections."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.



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



During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund


      American Funds Global Small Capitalization Fund


      BlackRock High Yield Portfolio

      Clarion Global Real Estate Portfolio

      JPMorgan Small Cap Value Portfolio

      Loomis Sayles Small Cap Growth Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio


      Met/Dimensional International Small Company Portfolio


      Met/Templeton International Bond Portfolio


      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio


      Oppenheimer Global Equity Portfolio


      Van Eck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio



We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer



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



activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or



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redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing

Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Barclays Bond Income Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Barclays Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Barclays Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit -- Optional Death
Benefit -- Enhanced Death Benefit II.")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income

Benefit I (GMIB I) rider. References to "GMIB" in this prospectus exclude the
                                                                  -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.


For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits Description of the Guaranteed Withdrawal Benefit I".)


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see "Living Benefits - Guaranteed Withdrawal Benefits -- Description of GWB I").


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal
Amount.


SALES CHARGE


We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


"Your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.


EXAMPLES


(1) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.


(2) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.

Additional Purchase Payments sent directly to MetLife will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional Purchase Payments directly to MetLife. To avoid this, send additional Purchase Payments for this contract through your registered representative.


For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued on or before November 4, 2005, your investment is
---------------------------------------------------
calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.


If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.


The sales charge is:




                                  Sales Charge as
Your Investment            percentage of Purchase Payment
-----------------------   -------------------------------
Less than $50,000                      5.75%
$50,000 - 99,999.99                    4.50%
$100,000 - 249,999.99                  3.50%
$250,000 - 499,999.99                  2.50%
$500,000 - 999,999.99                  2.00%
$1,000,000 or greater                  1.00%


HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.


In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife. MetLife may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife or any of its affiliates.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.


5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX IV, GMIB MAX III, LIS PLUS II, LIS PLUS I OR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar



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amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.



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OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make
Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity



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



rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains



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any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.



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



We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFITS


We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as "GMIB" riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.


Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.)


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to GMIB in this prospectus


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exclude the GMIB I rider. The GMIB I rider is described in more detail only in
-------
Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as "GMIB" riders), we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit



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



proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX IV


The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. THE GMIB MAX IV RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



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



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



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



As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.


The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such "dollar-for-dollar" withdrawal adjustment may be more favorable than a "proportional reduction" adjustment.


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. As noted above, one of the factors used in calculating withdrawal adjustments is called the "dollar-for-dollar withdrawal percentage."


If the first withdrawal is taken before the fifth contract anniversary, the
----------------------------------------------------------------------
dollar-for-dollar withdrawal percentage is the greater of:


(a) 4.5%; or


(b) the required minimum distribution rate (as defined above under "Annual Increase Rate").


If the first withdrawal is taken before the fifth contract anniversary, item
(a) will remain 4.5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


If the first withdrawal is taken on or after the fifth contract anniversary,
---------------------------------------------------------------------------
the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under "Annual Increase Rate" -- that is, it is the greater of:


(a) 5%; or


(b) the required minimum distribution rate.


If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max IV investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.



If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.



The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information -- Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If
--------------------------------------------------------------------------
the GMIB Max IV rider terminates (see "Terminating the GMIB Max IV Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. If you elected the GMIB Max IV optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max IV rider.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max IV rider terminates ("see Terminating the GMIB Max IV Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal

Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates").


EXERCISING THE GMIB MAX IV RIDER. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max IV rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.


If you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 67;


o your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX IV RIDER. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max IV rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates").


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX IV


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX III


The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b)below.


(a) Highest Anniversary Value:On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii),where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic

        Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



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



If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.



If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.



The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Barclays Aggregate Bond Index Portfolio and Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If
----------------------------------------------------------------------------
the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. If you elected the GMIB Max III optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new


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



letters of intent for Class A contracts with a GMIB Max III rider.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a)minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX III RIDER. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on



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



projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.


If you select the GMIB Max III rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX III RIDER. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive



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           payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint OIwner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max III rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.")


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or



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eliminating the value of Annuity Payments under the GMIB Max III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b)below.


(a) Highest Anniversary Value:On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount:On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii),where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase



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        Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate



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above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."



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If you elect the LIS Plus II rider, you may not participate in the Dollar Cost
Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b)where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



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If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the annuity rates in the LIS Annuity Table are calculated
-----------------
based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.



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TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus
II rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual



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basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


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(10)  The LIS payout rates are enhanced to be at least (a) 6% of the Income
      Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the LIS Plus I rider on or before February 23, 2009,
------------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):

(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and



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   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix E for examples illustrating the operation of the LIS rider.)


GUARANTEED WITHDRAWAL BENEFITS


We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE



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DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL
GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples illustrating the operation of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the



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withdrawals. As described below under "Annual Benefit Payment," the Remaining
Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed



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Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT



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OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL
ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a



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maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age
59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby



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      terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or



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(3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



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COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        Barclays Aggregate Bond Index Portfolio

   (e)        BlackRock Global Tactical Strategies Portfolio


   (f)        BlackRock Ultra-Short Term Bond Portfolio


   (g)        Invesco Balanced-Risk Allocation Portfolio

   (h)        JPMorgan Global Active Allocation Portfolio

   (i)        MetLife Asset Allocation 20 Portfolio

   (j)        MetLife Asset Allocation 40 Portfolio

   (k)        MetLife Asset Allocation 60 Portfolio

   (l)        MetLife Asset Allocation 80 Portfolio

   (m)        MetLife Balanced Plus Portfolio

   (n)        MetLife Multi-Index Targeted Risk Portfolio

   (o)        PanAgora Global Diversified Risk Portfolio

   (p)        Pyramis(R) Government Income Portfolio

   (q)        Pyramis(R) Managed Risk Portfolio

   (r)        Schroders Global Multi-Asset Portfolio

   (s)        SSGA Growth and Income ETF Portfolio

   (t)        SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



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DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals



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if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


RIDER CHARGE. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application



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of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction



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of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death



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benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


Standard Death Benefit -- Principal Protection


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2)and (3) above:


o Subsection (2) is changed to provide:"The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date";


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the



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     highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death
Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the "Guaranteed Minimum Death Benefit" or "GMDB."


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of(a) or (b) below:


      (a) Highest Anniversary Value:On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;



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(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



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The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you



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notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit II.)



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USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC
WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b)below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less
              (ii),where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal



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to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2)above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b),where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



    Issue Age                Percentage
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows



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distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the



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primary Annuitant will be treated as the death of the Owner, and a new
Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.




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The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).




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EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the




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taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may



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result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


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In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to




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receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).




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Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes


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distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However,



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the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the




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transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the



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close of business MetLife Investors merged into MetLife USA and the Separate
Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under

"Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock

Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 547-9666 or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI), dated April 30, 2012, contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

11/13/2006 to 12/31/2006         25.115802         26.022880          663.8975
01/01/2007 to 12/31/2007         26.022880         29.484151        7,325.4267
01/01/2008 to 12/31/2008         29.484151         17.920810       21,292.6682
01/01/2009 to 12/31/2009         17.920810         25.160165       27,172.9200
01/01/2010 to 12/31/2010         25.160165         27.738673       22,965.1668
01/01/2011 to 12/31/2011         27.738673         24.935541       23,325.9836
01/01/2012 to 12/31/2012         24.935541         30.149823       30,626.8400
01/01/2013 to 12/31/2013         30.149823         38.424764       26,256.7772
01/01/2014 to 12/31/2014         38.424764         38.786426       26,215.8844
01/01/2015 to 12/31/2015         38.786426         40.920832       25,977.6670
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         32.152411         16.281922        2,529.5529
01/01/2009 to 12/31/2009         16.281922         25.910124        9,043.2800
01/01/2010 to 12/31/2010         25.910124         31.292670        5,711.4306
01/01/2011 to 12/31/2011         31.292670         24.963094        6,507.9779
01/01/2012 to 12/31/2012         24.963094         29.103340        7,500.9106
01/01/2013 to 12/31/2013         29.103340         36.832995        5,250.5672
01/01/2014 to 12/31/2014         36.832995         37.110444        6,008.2116
01/01/2015 to 12/31/2015         37.110444         36.710100        6,049.7503
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        170.804978         98.796381        1,075.7763
01/01/2009 to 12/31/2009         98.796381        135.887151        6,059.0300
01/01/2010 to 12/31/2010        135.887151        159.110915        8,749.7730
01/01/2011 to 12/31/2011        159.110915        150.267699       13,222.8582
01/01/2012 to 12/31/2012        150.267699        174.764880       22,018.8481
01/01/2013 to 12/31/2013        174.764880        224.324956       20,085.2962
01/01/2014 to 12/31/2014        224.324956        240.148853       18,921.7094
01/01/2015 to 12/31/2015        240.148853        253.177442       16,803.3286
--------------------------      ----------        ----------       -----------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012         10.224438         10.577077       13,281.8382
01/01/2013 to 12/31/2013         10.577077         11.598375       13,341.1550
01/01/2014 to 12/31/2014         11.598375         12.283690       12,096.0544
01/01/2015 to 12/31/2015         12.283690         12.189171       12,078.4725
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996857          1.040768             0.0000
01/01/2015 to 12/31/2015         1.040768          1.016711             0.0000
--------------------------       --------          --------             ------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.159194         11.570824        10,552.0531
01/01/2013 to 12/31/2013        11.570824         11.028529         3,389.3305
01/01/2014 to 12/31/2014        11.028529         11.315616         3,453.7926
01/01/2015 to 12/31/2015        11.315616         10.095134         3,762.7263
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.979267         10.305877        48,995.1477
01/01/2013 to 12/31/2013        10.305877         11.215823        49,634.7316
01/01/2014 to 12/31/2014        11.215823         11.720044        50,124.5085
01/01/2015 to 12/31/2015        11.720044         11.550320        49,625.7741
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        14.515346         18.310367         4,530.5800
01/01/2010 to 12/31/2010        18.310367         20.914174         3,246.0338
01/01/2011 to 12/31/2011        20.914174         21.118055         5,325.0721
01/01/2012 to 12/31/2012        21.118055         24.279981         7,727.0288
01/01/2013 to 12/31/2013        24.279981         26.190152        11,799.3116
01/01/2014 to 12/31/2014        26.190152         26.690421        11,645.8495
01/01/2015 to 12/31/2015        26.690421         25.266812        11,710.8618
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.179718          9.397492             0.0000
01/01/2009 to 12/31/2009         9.397492         12.491908           698.5300
01/01/2010 to 12/31/2010        12.491908         14.309532           460.6919
01/01/2011 to 12/31/2011        14.309532         13.329346         2,090.2664
01/01/2012 to 12/31/2012        13.329346         16.567309         4,799.8586
01/01/2013 to 12/31/2013        16.567309         16.924694         5,230.4451
01/01/2014 to 12/31/2014        16.924694         18.913103         4,979.7029
01/01/2015 to 12/31/2015        18.913103         18.397973         5,105.8074
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.118567          6.454427         3,583.1560
01/01/2012 to 12/31/2012         6.454427          7.545908         8,150.6399
01/01/2013 to 12/31/2013         7.545908         10.839683         8,276.5475
01/01/2014 to 12/31/2014        10.839683         12.714803         8,182.1491
01/01/2015 to 12/31/2015        12.714803         12.037963         7,298.8253
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

05/01/2006 to 12/31/2006        10.419646         11.174422             0.0000
01/01/2007 to 12/31/2007        11.174422         10.372626             0.0000
01/01/2008 to 12/31/2008        10.372626          4.644172             0.0000
01/01/2009 to 12/31/2009         4.644172          6.321646             0.0000
01/01/2010 to 12/31/2010         6.321646          6.694375             0.0000
01/01/2011 to 04/29/2011         6.694375          7.119357             0.0000
--------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010721          1.048350             0.0000
01/01/2013 to 12/31/2013         1.048350          1.053540       153,975.3507
01/01/2014 to 12/31/2014         1.053540          1.097420             0.0000
01/01/2015 to 12/31/2015         1.097420          1.037178             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.479411         11.999016        74,607.3556
01/01/2007 to 12/31/2007        11.999016         11.542253       100,495.9824
01/01/2008 to 12/31/2008        11.542253          7.297697       104,166.8876
01/01/2009 to 12/31/2009         7.297697          9.114185       151,247.8000
01/01/2010 to 12/31/2010         9.114185         10.329724       167,704.4953
01/01/2011 to 12/31/2011        10.329724         10.042356       167,357.7837
01/01/2012 to 12/31/2012        10.042356         11.741929       178,529.7040
01/01/2013 to 12/31/2013        11.741929         15.684588       175,506.8109
01/01/2014 to 12/31/2014        15.684588         16.915279       168,820.7112
01/01/2015 to 12/31/2015        16.915279         15.691996       134,392.6920
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        25.154161         27.839479        47,805.1095
01/01/2007 to 12/31/2007        27.839479         27.628858        88,535.4225
01/01/2008 to 12/31/2008        27.628858         16.688111        77,820.0089
01/01/2009 to 12/31/2009        16.688111         20.833061        64,600.9700
01/01/2010 to 12/31/2010        20.833061         25.800792        56,548.7310
01/01/2011 to 12/31/2011        25.800792         24.514149        52,494.9829
01/01/2012 to 12/31/2012        24.514149         27.738133        52,296.4017
01/01/2013 to 12/31/2013        27.738133         35.659648        49,529.9625
01/01/2014 to 12/31/2014        35.659648         38.574121        49,799.6360
01/01/2015 to 12/31/2015        38.574121         34.638860        48,439.3665
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.290899         16.179840        60,932.0947
01/01/2007 to 04/27/2007        16.179840         17.241736             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012776          1.050397       160,620.1945
01/01/2013 to 12/31/2013         1.050397          1.150170       157,541.1071
01/01/2014 to 12/31/2014         1.150170          1.213904       154,950.9263
01/01/2015 to 12/31/2015         1.213904          1.208337       149,450.5817
--------------------------      ---------         ---------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.296949          9.861594             0.0000
01/01/2009 to 12/31/2009         9.861594         12.528820         4,048.3800
01/01/2010 to 12/31/2010        12.528820         14.740249         6,081.3055
01/01/2011 to 12/31/2011        14.740249         13.036124         9,789.2464
01/01/2012 to 12/31/2012        13.036124         14.835664        11,582.3449
01/01/2013 to 12/31/2013        14.835664         19.452529        11,826.2455
01/01/2014 to 12/31/2014        19.452529         20.030611        11,749.7659
01/01/2015 to 12/31/2015        20.030611         18.293046         8,041.8269
--------------------------      ---------         ---------       ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        17.093990         18.408180        50,061.2011
01/01/2007 to 12/31/2007        18.408180         19.349515        74,818.5723
01/01/2008 to 12/31/2008        19.349515         15.538091        68,231.2883
01/01/2009 to 12/31/2009        15.538091         20.966961        72,873.2600
01/01/2010 to 12/31/2010        20.966961         23.367957        75,423.1138
01/01/2011 to 12/31/2011        23.367957         24.083329        77,831.0359
01/01/2012 to 12/31/2012        24.083329         26.834844        95,929.8440
01/01/2013 to 12/31/2013        26.834844         28.587459        92,486.1149
01/01/2014 to 12/31/2014        28.587459         29.566098        89,872.4464
01/01/2015 to 12/31/2015        29.566098         28.535371        73,921.8692
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.290899         16.179840        60,932.0947
01/01/2007 to 04/27/2007        16.179840         17.241736             0.0000
--------------------------      ---------         ---------        -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988152          9.770313        27,451.2876
01/01/2012 to 12/31/2012         9.770313         10.062528       113,251.7983
01/01/2013 to 12/31/2013        10.062528         10.042830       112,683.5818
01/01/2014 to 12/31/2014        10.042830         10.012969       116,086.6523
01/01/2015 to 12/31/2015        10.012969          9.817209       116,484.2470
--------------------------      ---------         ---------       ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.794250         12.211146             0.0000
01/01/2011 to 12/31/2011        12.211146         12.007884         2,600.5262
01/01/2012 to 12/31/2012        12.007884         13.538578         2,585.2416
01/01/2013 to 12/31/2013        13.538578         13.495606         2,796.6124
01/01/2014 to 12/31/2014        13.495606         13.466503         2,817.3905
01/01/2015 to 12/31/2015        13.466503         12.733258         2,972.0682
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006        12.464390         13.056666         7,566.6789
01/01/2007 to 12/31/2007        13.056666         13.252498         4,384.9582
01/01/2008 to 12/31/2008        13.252498          7.738190         4,329.3463
01/01/2009 to 12/31/2009         7.738190         10.126785         1,594.7800
01/01/2010 to 12/31/2010        10.126785         11.639696         9,767.3243
01/01/2011 to 12/31/2011        11.639696         10.820643         6,780.4046
01/01/2012 to 12/31/2012        10.820643         12.462001        26,078.6109
01/01/2013 to 12/31/2013        12.462001         15.922801        26,183.8170
01/01/2014 to 12/31/2014        15.922801         16.508675        25,751.2614
01/01/2015 to 12/31/2015        16.508675         15.960226        25,645.5171
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.006229         10.473971        98,124.6141
01/01/2013 to 12/31/2013        10.473971         11.817598       149,163.1893
01/01/2014 to 12/31/2014        11.817598         12.784040       133,732.5617
01/01/2015 to 12/31/2015        12.784040         12.097069       154,427.6931
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.799971         11.296615             0.0000
01/01/2014 to 12/31/2014        11.296615         12.177281             0.0000
01/01/2015 to 12/31/2015        12.177281         11.868407             0.0000
--------------------------      ---------         ---------       ------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.506976          6.197845         3,346.3309
01/01/2009 to 12/31/2009         6.197845         10.330687        16,629.0500
01/01/2010 to 12/31/2010        10.330687         12.603356        10,636.7148
01/01/2011 to 12/31/2011        12.603356         10.108878        10,165.0186
01/01/2012 to 12/31/2012        10.108878         11.857090        15,308.9478
01/01/2013 to 12/31/2013        11.857090         11.115399        15,976.2637
01/01/2014 to 12/31/2014        11.115399         10.251227        15,638.5437
01/01/2015 to 12/31/2015        10.251227          8.716743        17,008.3494
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.879180         16.082372        30,973.8880
01/01/2007 to 12/31/2007        16.082372         17.974294        36,702.0236
01/01/2008 to 12/31/2008        17.974294         10.220104        32,664.6873
01/01/2009 to 12/31/2009        10.220104         13.265886        42,402.1000
01/01/2010 to 12/31/2010        13.265886         14.580731        59,499.7814
01/01/2011 to 12/31/2011        14.580731         12.844299        82,428.4023
01/01/2012 to 12/31/2012        12.844299         14.788292       143,227.6480
01/01/2013 to 12/31/2013        14.788292         17.399665       135,030.7511
01/01/2014 to 12/31/2014        17.399665         15.973363       134,606.0331
01/01/2015 to 12/31/2015        15.973363         15.479631       123,022.0487
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.084695         10.782675        50,249.1985
01/01/2007 to 12/31/2007        10.782675         13.135094        57,597.8959
01/01/2008 to 12/31/2008        13.135094          6.900038        55,931.1159
01/01/2009 to 12/31/2009         6.900038         10.706333        68,652.9100
01/01/2010 to 12/31/2010        10.706333         13.952112        70,973.8404
01/01/2011 to 12/31/2011        13.952112         12.812565        78,913.2283
01/01/2012 to 12/31/2012        12.812565         13.813101       114,931.4118
01/01/2013 to 12/31/2013        13.813101         18.946052       108,628.1480
01/01/2014 to 12/31/2014        18.946052         18.881566       105,715.8726
01/01/2015 to 12/31/2015        18.881566         17.692722        75,347.6731
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.899352         19.399664        13,587.2551
01/01/2007 to 12/31/2007        19.399664         20.336533        21,936.7914
01/01/2008 to 12/31/2008        20.336533         11.925811        22,126.5459
01/01/2009 to 12/31/2009        11.925811         16.448896        22,273.6100
01/01/2010 to 12/31/2010        16.448896         18.813136        23,065.8361
01/01/2011 to 12/31/2011        18.813136         17.001221        23,422.7192
01/01/2012 to 12/31/2012        17.001221         20.323672        21,452.7556
01/01/2013 to 12/31/2013        20.323672         25.487741        48,667.9690
01/01/2014 to 12/31/2014        25.487741         25.684670        45,777.6188
01/01/2015 to 12/31/2015        25.684670         26.337542        45,431.3296
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

05/01/2006 to 12/31/2006        16.981453         18.786403         2,823.4327
01/01/2007 to 12/31/2007        18.786403         18.968127        12,710.1142
01/01/2008 to 12/31/2008        18.968127         10.792850        20,038.7030
01/01/2009 to 12/31/2009        10.792850         13.960034        15,513.0600
01/01/2010 to 12/31/2010        13.960034         14.791332        14,519.4623
01/01/2011 to 04/29/2011        14.791332         16.505355             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998521          6.571546         5,604.9273
01/01/2009 to 12/31/2009         6.571546          8.598375        23,592.6100
01/01/2010 to 12/31/2010         8.598375          9.132818        29,395.5122
01/01/2011 to 12/31/2011         9.132818          8.389147        54,921.2159
01/01/2012 to 12/31/2012         8.389147         10.114598        59,535.4392
01/01/2013 to 04/26/2013        10.114598         10.754585             0.0000
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999815          1.035946             0.0000
01/01/2015 to 12/31/2015         1.035946          0.966076             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.756012         13.007430         2,656.6800
01/01/2010 to 12/31/2010        13.007430         13.829023        13,281.9282
01/01/2011 to 12/31/2011        13.829023         15.164142        12,580.8794
01/01/2012 to 12/31/2012        15.164142         16.325836        40,282.9032
01/01/2013 to 12/31/2013        16.325836         14.612977        34,258.7106
01/01/2014 to 12/31/2014        14.612977         14.834134        22,896.3484
01/01/2015 to 12/31/2015        14.834134         14.180068        22,807.2097
--------------------------      ---------         ---------        -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.221861         12.603183        48,149.6490
01/01/2007 to 12/31/2007        12.603183         13.373813        58,107.9798
01/01/2008 to 12/31/2008        13.373813         13.248072        64,102.6796
01/01/2009 to 12/31/2009        13.248072         15.426883       103,463.8700
01/01/2010 to 12/31/2010        15.426883         16.463606       138,933.9334
01/01/2011 to 12/31/2011        16.463606         16.758272       175,641.0545
01/01/2012 to 12/31/2012        16.758272         18.065121       286,628.6147
01/01/2013 to 12/31/2013        18.065121         17.481506       272,331.1726
01/01/2014 to 12/31/2014        17.481506         17.970062       271,015.5357
01/01/2015 to 12/31/2015        17.970062         17.729994       253,066.2831
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        18.344634         19.820479             0.0000
01/01/2007 to 12/31/2007        19.820479         20.531922             0.0000
01/01/2008 to 12/31/2008        20.531922         13.604440         1,106.7780
01/01/2009 to 12/31/2009        13.604440         16.627877        54,990.5000
01/01/2010 to 12/31/2010        16.627877         19.066242        54,977.9878
01/01/2011 to 12/31/2011        19.066242         17.955680        70,301.8050
01/01/2012 to 12/31/2012        17.955680         19.589666       101,627.1142
01/01/2013 to 12/31/2013        19.589666         25.719717        93,687.9676
01/01/2014 to 12/31/2014        25.719717         28.206030        90,740.4943
01/01/2015 to 12/31/2015        28.206030         27.845395        86,320.4563
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. -
CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        11.869251         12.862149       102,515.2711
01/01/2007 to 12/31/2007        12.862149         12.647781       126,186.7374
01/01/2008 to 12/31/2008        12.647781          7.436020       116,116.9597
01/01/2009 to 05/01/2009         7.436020          7.353738             0.0000
--------------------------      ---------         ---------       ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        18.243574         18.956774         2,125.2170
01/01/2007 to 12/31/2007        18.956774         19.944232         4,493.2905
01/01/2008 to 12/31/2008        19.944232         17.562519         4,340.2139
01/01/2009 to 12/31/2009        17.562519         23.060218         4,802.4600
01/01/2010 to 12/31/2010        23.060218         25.521126         4,348.9486
01/01/2011 to 12/31/2011        25.521126         26.093505         2,265.9401
01/01/2012 to 12/31/2012        26.093505         28.734319         4,841.9900
01/01/2013 to 12/31/2013        28.734319         28.786923         4,384.4999
01/01/2014 to 12/31/2014        28.786923         29.702713         7,476.1859
01/01/2015 to 12/31/2015        29.702713         28.924737         7,914.8572
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.777997         10.948317             0.0000
01/01/2013 to 12/31/2013        10.948317         10.313337             0.0000
01/01/2014 to 12/31/2014        10.313337         10.943929        15,012.7261
01/01/2015 to 12/31/2015        10.943929         10.843616        15,012.7261
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216235         10.756970             0.0000
01/01/2014 to 12/31/2014        10.756970         11.529775             0.0000
01/01/2015 to 12/31/2015        11.529775         11.232828             0.0000
--------------------------      ---------         ---------             ------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010754          1.068516             0.0000
01/01/2013 to 12/31/2013         1.068516          1.160776             0.0000
01/01/2014 to 12/31/2014         1.160776          1.233840             0.0000
01/01/2015 to 12/31/2015         1.233840          1.206595             0.0000
--------------------------      ---------         ---------             ------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         8.821413         10.578008         6,377.6700
01/01/2010 to 12/31/2010        10.578008         11.713492         7,105.4233
01/01/2011 to 12/31/2011        11.713492         11.679368        15,493.5322
01/01/2012 to 12/31/2012        11.679368         13.002009        69,440.6557
01/01/2013 to 12/31/2013        13.002009         14.486473        70,151.7551
01/01/2014 to 12/31/2014        14.486473         15.122865        59,725.5105
01/01/2015 to 12/31/2015        15.122865         14.627171        56,039.5907
--------------------------      ---------         ---------        -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

05/04/2009 to 12/31/2009         8.120450         10.025004         1,605.3000
01/01/2010 to 12/31/2010        10.025004         11.290542         1,073.4256
01/01/2011 to 12/31/2011        11.290542         10.902286         4,793.8221
01/01/2012 to 12/31/2012        10.902286         12.372150         5,057.9109
01/01/2013 to 12/31/2013        12.372150         14.412225         4,529.0657
01/01/2014 to 12/31/2014        14.412225         14.983803         4,468.0686
01/01/2015 to 12/31/2015        14.983803         14.441245         4,384.3269
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        47.725495         55.461633        48,336.8797
01/01/2007 to 12/31/2007        55.461633         56.750170        50,623.4774
01/01/2008 to 12/31/2008        56.750170         35.646417        50,115.2650
01/01/2009 to 12/31/2009        35.646417         41.637010        51,066.6800
01/01/2010 to 12/31/2010        41.637010         48.070128        46,736.8731
01/01/2011 to 12/31/2011        48.070128         45.524924        44,599.9019
01/01/2012 to 12/31/2012        45.524924         52.985763        40,006.3971
01/01/2013 to 12/31/2013        52.985763         69.931767        39,756.6436
01/01/2014 to 12/31/2014        69.931767         78.156838        36,155.1437
01/01/2015 to 12/31/2015        78.156838         74.343751        31,980.5433
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        50.751364         58.039761             0.0000
01/01/2007 to 12/31/2007        58.039761         53.799492             0.0000
01/01/2008 to 12/31/2008        53.799492         32.536543             0.0000
01/01/2009 to 12/31/2009        32.536543         41.669985             0.0000
01/01/2010 to 04/30/2010        41.669985         44.526821             0.0000
--------------------------      ---------         ---------        -----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.120924          8.526874           876.8600
01/01/2010 to 12/31/2010         8.526874          9.452792         1,458.4886
01/01/2011 to 12/31/2011         9.452792          9.342637         6,195.6387
01/01/2012 to 12/31/2012         9.342637         10.444557        38,778.6136
01/01/2013 to 12/31/2013        10.444557         13.826130         7,127.5450
01/01/2014 to 12/31/2014        13.826130         15.470551         6,653.4906
01/01/2015 to 12/31/2015        15.470551         15.936277         7,169.3719
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006     15.772100            18.086345             0.0000
01/01/2007 to 12/31/2007     18.086345            19.639138             0.0000
01/01/2008 to 12/31/2008     19.639138            10.803218             0.0000
01/01/2009 to 12/31/2009     10.803218            12.991027             0.0000
01/01/2010 to 12/31/2010     12.991027            13.696258             0.0000
01/01/2011 to 12/31/2011     13.696258            10.792437             0.0000
01/01/2012 to 12/31/2012     10.792437            12.709057             0.0000
01/01/2013 to 12/31/2013     12.709057            14.436730             0.0000
01/01/2014 to 12/31/2014     14.436730            13.766953             0.0000
01/01/2015 to 12/31/2015     13.766953            13.287603             0.0000
--------------------------   ---------            ---------             ------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013     16.942486            16.242517             0.0000
01/01/2014 to 12/31/2014     16.242517            16.899628             0.0000
01/01/2015 to 12/31/2015     16.899628            16.663622             0.0000
--------------------------   ---------            ---------             ------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006     45.695584            46.949642           255.2535
01/01/2007 to 12/31/2007     46.949642            49.106064         1,907.2222
01/01/2008 to 12/31/2008     49.106064            46.670289         3,269.4370
01/01/2009 to 12/31/2009     46.670289            50.272974         7,461.2500
01/01/2010 to 12/31/2010     50.272974            53.601088        17,244.1774
01/01/2011 to 12/31/2011     53.601088            56.218123        19,913.9111
01/01/2012 to 12/31/2012     56.218123            59.498823        23,285.3975
01/01/2013 to 12/31/2013     59.498823            58.109465        24,690.5412
01/01/2014 to 12/31/2014     58.109465            61.234356        23,897.2628
01/01/2015 to 12/31/2015     61.234356            60.619104        22,833.2013
--------------------------   ---------            ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009     22.232400            28.045236         1,320.2600
01/01/2010 to 12/31/2010     28.045236            33.153421         3,219.6120
01/01/2011 to 12/31/2011     33.153421            29.783498         3,219.4753
01/01/2012 to 12/31/2012     29.783498            33.605071         3,562.0372
01/01/2013 to 12/31/2013     33.605071            44.499811         3,101.7707
01/01/2014 to 12/31/2014     44.499811            47.809519         2,969.2764
01/01/2015 to 12/31/2015     47.809519            50.130141         2,969.0548
--------------------------   ---------            ---------        -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006     10.091655            10.409835        22,937.3516
01/01/2007 to 12/31/2007     10.409835            10.763918        23,550.2192
01/01/2008 to 12/31/2008     10.763918            10.895205        38,080.5389
01/01/2009 to 12/31/2009     10.895205            10.776324        13,378.3100
01/01/2010 to 12/31/2010     10.776324            10.631817        86,204.9433
01/01/2011 to 12/31/2011     10.631817            10.489636        44,838.3451
01/01/2012 to 12/31/2012     10.489636            10.348208        46,422.5729
01/01/2013 to 12/31/2013     10.348208            10.209442        46,497.5339
01/01/2014 to 12/31/2014     10.209442            10.072537        35,703.4447
01/01/2015 to 12/31/2015     10.072537             9.937467        34,805.5979
--------------------------   ---------            ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         4.901758          4.958263        22,037.8744
01/01/2007 to 12/31/2007         4.958263          5.448501        21,684.3567
01/01/2008 to 12/31/2008         5.448501          3.410752        12,131.1105
01/01/2009 to 12/31/2009         3.410752          4.696321        11,187.7300
01/01/2010 to 12/31/2010         4.696321          5.157584        10,576.5569
01/01/2011 to 12/31/2011         5.157584          5.099848         9,819.3700
01/01/2012 to 12/31/2012         5.099848          5.813815        44,303.6648
01/01/2013 to 12/31/2013         5.813815          7.842779        43,188.7203
01/01/2014 to 12/31/2014         7.842779          8.414137        41,405.9787
01/01/2015 to 12/31/2015         8.414137          9.176231        36,758.1475
--------------------------       --------          --------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.650849          9.185190        14,274.1171
01/01/2007 to 12/31/2007         9.185190         10.356153        27,276.5866
01/01/2008 to 12/31/2008        10.356153          5.523224        26,363.4789
01/01/2009 to 12/31/2009         5.523224          7.830586        22,378.1600
01/01/2010 to 12/31/2010         7.830586          8.451575        21,985.1238
01/01/2011 to 12/31/2011         8.451575          8.223354        21,401.0719
01/01/2012 to 04/27/2012         8.223354          9.252749             0.0000
--------------------------      ---------         ---------        -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        11.596153         11.213566         1,674.4920
01/01/2008 to 12/31/2008        11.213566          6.492769         8,427.7368
01/01/2009 to 12/31/2009         6.492769          8.306665        16,713.4700
01/01/2010 to 12/31/2010         8.306665         10.764355        16,699.7572
01/01/2011 to 12/31/2011        10.764355         10.911861        15,953.9538
01/01/2012 to 12/31/2012        10.911861         11.937521        14,348.7984
01/01/2013 to 12/31/2013        11.937521         17.475431        17,075.8718
01/01/2014 to 12/31/2014        17.475431         17.402239        16,459.8584
01/01/2015 to 12/31/2015        17.402239         17.413917        14,543.5699
--------------------------      ---------         ---------        -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.715888         14.272851           164.9300
01/01/2010 to 12/31/2010        14.272851         17.262501           166.7324
01/01/2011 to 12/31/2011        17.262501         14.263425           170.1572
01/01/2012 to 12/31/2012        14.263425         16.590546           715.8214
01/01/2013 to 12/31/2013        16.590546         20.886040           708.2263
01/01/2014 to 12/31/2014        20.886040         19.226484           605.1002
01/01/2015 to 12/31/2015        19.226484         20.060336           589.3600
--------------------------      ---------         ---------        -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.075275         14.358970             0.0000
01/01/2015 to 12/31/2015        14.358970         14.083476             0.0000
--------------------------      ---------         ---------        -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.454225         14.863718       430,721.9936
01/01/2015 to 12/31/2015        14.863718         14.507010       398,242.9440
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.641979         11.171727        25,598.6171
01/01/2007 to 12/31/2007        11.171727         11.673513         4,266.8475
01/01/2008 to 12/31/2008        11.673513          9.138270        11,772.3717
01/01/2009 to 12/31/2009         9.138270         11.081056        20,029.4600
01/01/2010 to 12/31/2010        11.081056         12.124412        43,427.7375
01/01/2011 to 12/31/2011        12.124412         12.174531       123,469.5305
01/01/2012 to 12/31/2012        12.174531         13.320973       129,005.4667
01/01/2013 to 12/31/2013        13.320973         14.335611        94,718.4005
01/01/2014 to 04/25/2014        14.335611         14.455829             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.053287         11.618117             0.0000
01/01/2007 to 12/31/2007        11.618117         12.172923        43,760.9971
01/01/2008 to 12/31/2008        12.172923          8.836313        40,373.5789
01/01/2009 to 12/31/2009         8.836313         10.991992       138,055.0700
01/01/2010 to 12/31/2010        10.991992         12.189330       205,019.2148
01/01/2011 to 12/31/2011        12.189330         12.012163       243,996.9382
01/01/2012 to 12/31/2012        12.012163         13.319028       353,115.4360
01/01/2013 to 12/31/2013        13.319028         15.009753       360,725.4851
01/01/2014 to 04/25/2014        15.009753         15.078594             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.390936         15.946895       871,003.0925
01/01/2015 to 12/31/2015        15.946895         15.533593       866,645.6287
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.522607         12.139303        18,964.6758
01/01/2007 to 12/31/2007        12.139303         12.560382        76,442.6759
01/01/2008 to 12/31/2008        12.560382          8.434069       108,109.9948
01/01/2009 to 12/31/2009         8.434069         10.678805       277,266.1800
01/01/2010 to 12/31/2010        10.678805         11.966977       511,893.9421
01/01/2011 to 12/31/2011        11.966977         11.605793       642,495.2924
01/01/2012 to 12/31/2012        11.605793         13.044413       916,692.6946
01/01/2013 to 12/31/2013        13.044413         15.368619       882,541.1275
01/01/2014 to 04/25/2014        15.368619         15.392644             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.865721         16.533677       458,231.2042
01/01/2015 to 12/31/2015        16.533677         16.035294       358,527.7537
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        12.141850         12.799429         8,405.2601
01/01/2007 to 12/31/2007        12.799429         13.220669        83,314.6223
01/01/2008 to 12/31/2008        13.220669          8.103850       101,166.2288
01/01/2009 to 12/31/2009         8.103850         10.401601       147,115.0400
01/01/2010 to 12/31/2010        10.401601         11.851757       284,526.4258
01/01/2011 to 12/31/2011        11.851757         11.240231       314,009.5471
01/01/2012 to 12/31/2012        11.240231         12.831918       419,323.3156
01/01/2013 to 12/31/2013        12.831918         15.940618       458,176.7673
01/01/2014 to 04/25/2014        15.940618         15.878713             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998521          7.036064             0.0000
01/01/2009 to 12/31/2009         7.036064          8.923678        26,402.2600
01/01/2010 to 12/31/2010         8.923678          9.688494        61,327.2768
01/01/2011 to 12/31/2011         9.688494          9.390567        59,710.7302
01/01/2012 to 12/31/2012         9.390567         10.757735        91,542.6272
01/01/2013 to 04/26/2013        10.757735         11.583117             0.0000
--------------------------      ---------         ---------        -----------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        40.926701         45.197995        18,702.8858
01/01/2007 to 12/31/2007        45.197995         46.424648        22,475.2538
01/01/2008 to 12/31/2008        46.424648         35.564871        23,106.8279
01/01/2009 to 12/31/2009        35.564871         41.510373        28,318.8100
01/01/2010 to 12/31/2010        41.510373         44.966595        30,981.5245
01/01/2011 to 12/31/2011        44.966595         45.322677        29,486.4679
01/01/2012 to 12/31/2012        45.322677         49.768068        38,094.3157
01/01/2013 to 12/31/2013        49.768068         58.282358        36,422.3007
01/01/2014 to 12/31/2014        58.282358         62.310029        29,859.5925
01/01/2015 to 12/31/2015        62.310029         61.228852        29,082.6600
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.060809         11.204316         2,703.3556
01/01/2009 to 12/31/2009        11.204316         13.329536        18,676.7200
01/01/2010 to 12/31/2010        13.329536         14.621046        45,031.4892
01/01/2011 to 12/31/2011        14.621046         14.517566        84,221.6990
01/01/2012 to 12/31/2012        14.517566         16.659056       178,731.1139
01/01/2013 to 12/31/2013        16.659056         22.251706       347,815.8298
01/01/2014 to 12/31/2014        22.251706         24.272023       331,331.1071
01/01/2015 to 12/31/2015        24.272023         23.859267       281,209.4827
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998521          6.602419        26,131.3547
01/01/2009 to 12/31/2009         6.602419          8.134820       155,170.6600
01/01/2010 to 12/31/2010         8.134820          8.910481       231,643.8525
01/01/2011 to 12/31/2011         8.910481          8.743166       257,983.1301
01/01/2012 to 12/31/2012         8.743166          9.825655       360,235.5023
01/01/2013 to 04/26/2013         9.825655         10.764832             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.201343         25.235390        18,277.8327
01/01/2014 to 12/31/2014        25.235390         24.822195        18,625.1998
01/01/2015 to 12/31/2015        24.822195         24.582399        18,470.9010
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        15.983273         18.074954         5,130.0476
01/01/2007 to 04/27/2007        18.074954         19.653258             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

05/01/2006 to 12/31/2006        11.404984         12.083688             0.0000
01/01/2007 to 04/27/2007        12.083688         13.349947             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.725111         15.731901        15,303.4099
01/01/2008 to 12/31/2008        15.731901          9.575912        12,595.9905
01/01/2009 to 12/31/2009         9.575912         12.920563        13,058.1400
01/01/2010 to 12/31/2010        12.920563         15.661334        13,962.7437
01/01/2011 to 12/31/2011        15.661334         14.636511        15,796.2828
01/01/2012 to 12/31/2012        14.636511         15.202456        17,323.9617
01/01/2013 to 04/26/2013        15.202456         16.486267             0.0000
--------------------------      ---------         ---------        -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        15.922534         18.834321            24.7713
01/01/2011 to 12/31/2011        18.834321         15.483727            70.5781
01/01/2012 to 12/31/2012        15.483727         15.668848           108.7130
01/01/2013 to 12/31/2013        15.668848         17.121311            89.6837
01/01/2014 to 12/31/2014        17.121311         13.712057            97.7475
01/01/2015 to 12/31/2015        13.712057          9.096537           102.5078
--------------------------      ---------         ---------        -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        33.886562         38.249678        23,398.8829
01/01/2007 to 12/31/2007        38.249678         39.406402        27,041.1047
01/01/2008 to 12/31/2008        39.406402         23.536584        27,387.4448
01/01/2009 to 12/31/2009        23.536584         30.611686        30,008.6900
01/01/2010 to 12/31/2010        30.611686         33.770235        31,394.0155
01/01/2011 to 12/31/2011        33.770235         31.925899        30,124.6959
01/01/2012 to 12/31/2012        31.925899         35.496042        31,191.7733
01/01/2013 to 12/31/2013        35.496042         46.761843        29,111.7711
01/01/2014 to 12/31/2014        46.761843         50.954290        28,826.9886
01/01/2015 to 12/31/2015        50.954290         51.410450        25,515.0007
--------------------------      ---------         ---------        -----------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2006 to 12/31/2006        13.813260         16.196699        31,774.6961
01/01/2007 to 12/31/2007        16.196699         16.487731        47,126.5006
01/01/2008 to 12/31/2008        16.487731         11.200418        42,008.7094
01/01/2009 to 12/31/2009        11.200418         14.083534        34,467.8000
01/01/2010 to 12/31/2010        14.083534         15.646421        34,072.3941
01/01/2011 to 12/31/2011        15.646421         15.733660        30,205.8113
01/01/2012 to 12/31/2012        15.733660         18.518014        28,475.9167
01/01/2013 to 12/31/2013        18.518014         24.192047        27,982.0247
01/01/2014 to 12/31/2014        24.192047         26.889416        27,449.3099
01/01/2015 to 12/31/2015        26.889416         25.721629        25,089.4538

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

11/13/2006 to 12/31/2006         26.595869         27.577229          2,828.3804
01/01/2007 to 12/31/2007         27.577229         31.434234        115,421.8992
01/01/2008 to 12/31/2008         31.434234         19.221644        715,009.6271
01/01/2009 to 12/31/2009         19.221644         27.148833      1,545,213.6600
01/01/2010 to 12/31/2010         27.148833         30.111073      1,951,544.3757
01/01/2011 to 12/31/2011         30.111073         27.230875      2,360,706.9305
01/01/2012 to 12/31/2012         27.230875         33.124204      2,151,512.5307
01/01/2013 to 12/31/2013         33.124204         42.469373      1,918,328.5888
01/01/2014 to 12/31/2014         42.469373         43.127118      1,781,348.0115
01/01/2015 to 12/31/2015         43.127118         45.774225      1,556,443.5237
--------------------------       ---------         ---------      --------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         34.141019         17.359619        128,398.7862
01/01/2009 to 12/31/2009         17.359619         27.791217        285,238.4200
01/01/2010 to 12/31/2010         27.791217         33.766257        374,600.0918
01/01/2011 to 12/31/2011         33.766257         27.098326        530,978.9278
01/01/2012 to 12/31/2012         27.098326         31.783772        505,333.7925
01/01/2013 to 12/31/2013         31.783772         40.467197        449,155.5659
01/01/2014 to 12/31/2014         40.467197         41.017471        426,988.6985
01/01/2015 to 12/31/2015         41.017471         40.819315        395,320.7809
--------------------------       ---------         ---------      --------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        197.535160        114.724500         88,812.6981
01/01/2009 to 12/31/2009        114.724500        158.744573        316,129.9600
01/01/2010 to 12/31/2010        158.744573        186.992155        385,342.8880
01/01/2011 to 12/31/2011        186.992155        177.660064        441,671.0729
01/01/2012 to 12/31/2012        177.660064        207.872243        412,917.7934
01/01/2013 to 12/31/2013        207.872243        268.425602        360,312.3104
01/01/2014 to 12/31/2014        268.425602        289.089712        317,620.6670
01/01/2015 to 12/31/2015        289.089712        306.607629        272,380.6268
--------------------------      ----------        ----------      --------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012         10.286482         10.684185      1,361,428.9118
01/01/2013 to 12/31/2013         10.684185         11.786312      1,535,342.3901
01/01/2014 to 12/31/2014         11.786312         12.557843      1,809,066.5992
01/01/2015 to 12/31/2015         12.557843         12.536213      1,699,149.2153
--------------------------      ----------        ----------      --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996939          1.045087         70,451.7056
01/01/2015 to 12/31/2015          1.045087          1.027075         58,341.6143
--------------------------      ----------        ----------      --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         11.228705         11.689864        426,676.6445
01/01/2013 to 12/31/2013         11.689864         11.209058        263,277.7880
01/01/2014 to 12/31/2014         11.209058         11.570064        255,334.2578
01/01/2015 to 12/31/2015         11.570064         10.384312        232,900.6689
--------------------------      ----------        ----------      --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         10.039829         10.410249      2,697,436.0156
01/01/2013 to 12/31/2013         10.410249         11.397572      2,767,733.1804
01/01/2014 to 12/31/2014         11.397572         11.981635      2,760,188.9928
01/01/2015 to 12/31/2015         11.981635         11.879206      2,594,343.1605
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        15.663107         19.836529           6,882.6900
01/01/2010 to 12/31/2010        19.836529         22.793612          34,688.5541
01/01/2011 to 12/31/2011        22.793612         23.153953          60,171.5013
01/01/2012 to 12/31/2012        23.153953         26.781694          78,747.8867
01/01/2013 to 12/31/2013        26.781694         29.062483          74,637.0218
01/01/2014 to 12/31/2014        29.062483         29.795839          69,830.3494
01/01/2015 to 12/31/2015        29.795839         28.376400          68,265.7552
--------------------------      ---------         ---------          -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.596480          9.664852          28,107.9869
01/01/2009 to 12/31/2009         9.664852         12.924645          55,859.2600
01/01/2010 to 12/31/2010        12.924645         14.894193          69,534.4262
01/01/2011 to 12/31/2011        14.894193         13.957319         116,913.6652
01/01/2012 to 12/31/2012        13.957319         17.452720         139,410.0943
01/01/2013 to 12/31/2013        17.452720         17.936526         137,689.9393
01/01/2014 to 12/31/2014        17.936526         20.164386         119,951.7189
01/01/2015 to 12/31/2015        20.164386         19.733251         116,726.0754
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.357803          6.697978          33,390.8316
01/01/2012 to 12/31/2012         6.697978          7.878011         100,170.4875
01/01/2013 to 12/31/2013         7.878011         11.384778         134,852.3795
01/01/2014 to 12/31/2014        11.384778         13.434532         191,460.8426
01/01/2015 to 12/31/2015        13.434532         12.795972         165,834.3607
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

05/01/2006 to 12/31/2006        10.450880         11.252589               0.0000
01/01/2007 to 12/31/2007        11.252589         10.508421               0.0000
01/01/2008 to 12/31/2008        10.508421          4.733504               0.0000
01/01/2009 to 12/31/2009         4.733504          6.482034               0.0000
01/01/2010 to 12/31/2010         6.482034          6.905494               0.0000
01/01/2011 to 04/29/2011         6.905494          7.358257               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010821          1.052683       5,269,139.1647
01/01/2013 to 12/31/2013         1.052683          1.064260       4,256,494.3592
01/01/2014 to 12/31/2014         1.064260          1.115258       3,634,131.4959
01/01/2015 to 12/31/2015         1.115258          1.060383       3,481,069.2234
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.521679         12.119695       1,697,796.1691
01/01/2007 to 12/31/2007        12.119695         11.728894       2,169,094.8117
01/01/2008 to 12/31/2008        11.728894          7.460587       2,438,771.5344
01/01/2009 to 12/31/2009         7.460587          9.372444       3,379,151.0800
01/01/2010 to 12/31/2010         9.372444         10.684154       3,815,696.2173
01/01/2011 to 12/31/2011        10.684154         10.447236       4,084,481.9537
01/01/2012 to 12/31/2012        10.447236         12.280105       3,694,586.4378
01/01/2013 to 12/31/2013        12.280105         16.501581       3,341,408.8812
01/01/2014 to 12/31/2014        16.501581         17.903486       3,013,708.7222
01/01/2015 to 12/31/2015        17.903486         16.708740       2,823,186.0424
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        26.448796         29.447995         662,850.1552
01/01/2007 to 12/31/2007        29.447995         29.402077       1,301,952.7430
01/01/2008 to 12/31/2008        29.402077         17.866591       1,225,254.2425
01/01/2009 to 12/31/2009        17.866591         22.438514       1,398,467.4500
01/01/2010 to 12/31/2010        22.438514         27.956089       1,357,147.3992
01/01/2011 to 12/31/2011        27.956089         26.721557       1,380,557.8704
01/01/2012 to 12/31/2012        26.721557         30.418743       1,233,629.6698
01/01/2013 to 12/31/2013        30.418743         39.340980       1,071,274.3295
01/01/2014 to 12/31/2014        39.340980         42.812427         913,919.8804
01/01/2015 to 12/31/2015        42.812427         38.676291         837,642.4153
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.521417         16.539469       1,630,492.3250
01/01/2007 to 04/27/2007        16.539469         17.659449              37.8149
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012875          1.054739       4,383,891.3263
01/01/2013 to 12/31/2013         1.054739          1.161872       5,054,082.8206
01/01/2014 to 12/31/2014         1.161872          1.233634       5,297,834.0377
01/01/2015 to 12/31/2015         1.233634          1.235367       5,367,945.6380
--------------------------      ---------         ---------       --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.537730         10.081143          48,227.1037
01/01/2009 to 12/31/2009        10.081143         12.884855         187,789.7100
01/01/2010 to 12/31/2010        12.884855         15.250261         228,604.4983
01/01/2011 to 12/31/2011        15.250261         13.568232         327,917.9684
01/01/2012 to 12/31/2012        13.568232         15.534613         320,020.0047
01/01/2013 to 12/31/2013        15.534613         20.491463         278,402.5325
01/01/2014 to 12/31/2014        20.491463         21.227412         262,741.9769
01/01/2015 to 12/31/2015        21.227412         19.502743         245,196.9590
--------------------------      ---------         ---------       --------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        18.115331         19.625095         812,185.1196
01/01/2007 to 12/31/2007        19.625095         20.753457       1,249,646.5175
01/01/2008 to 12/31/2008        20.753457         16.766124       1,296,373.0439
01/01/2009 to 12/31/2009        16.766124         22.760053       1,644,138.3700
01/01/2010 to 12/31/2010        22.760053         25.518937       1,601,526.5968
01/01/2011 to 12/31/2011        25.518937         26.457996       1,597,481.7382
01/01/2012 to 12/31/2012        26.457996         29.659119       1,490,962.7160
01/01/2013 to 12/31/2013        29.659119         31.786299       1,366,188.3972
01/01/2014 to 12/31/2014        31.786299         33.072251       1,194,581.8241
01/01/2015 to 12/31/2015        33.072251         32.111432       1,028,944.9058
--------------------------      ---------         ---------       --------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.521417         16.539469       1,630,492.3250
01/01/2007 to 04/27/2007        16.539469         17.659449              37.8149
--------------------------      ---------         ---------       --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988973          9.810073         461,828.7809
01/01/2012 to 12/31/2012         9.810073         10.164603         730,258.0044
01/01/2013 to 12/31/2013        10.164603         10.205755       1,115,644.1961
01/01/2014 to 12/31/2014        10.205755         10.236643       1,216,165.4830
01/01/2015 to 12/31/2015        10.236643         10.096914       1,249,883.4116
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.865757         12.334120          62,035.1085
01/01/2011 to 12/31/2011        12.334120         12.201626         207,510.1290
01/01/2012 to 12/31/2012        12.201626         13.840229         218,341.4411
01/01/2013 to 12/31/2013        13.840229         13.879328         238,402.8564
01/01/2014 to 12/31/2014        13.879328         13.932760         238,473.9068
01/01/2015 to 12/31/2015        13.932760         13.253456         231,917.5871
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006        12.576274         13.226383           7,685.9274
01/01/2007 to 12/31/2007        13.226383         13.506007          38,230.6134
01/01/2008 to 12/31/2008        13.506007          7.933951          92,607.1210
01/01/2009 to 12/31/2009         7.933951         10.445469         183,064.4800
01/01/2010 to 12/31/2010        10.445469         12.078159         351,818.2253
01/01/2011 to 12/31/2011        12.078159         11.295716         718,956.0067
01/01/2012 to 12/31/2012        11.295716         13.087813         716,250.8809
01/01/2013 to 12/31/2013        13.087813         16.822969         609,836.9806
01/01/2014 to 12/31/2014        16.822969         17.546948         602,963.4181
01/01/2015 to 12/31/2015        17.546948         17.066133         534,320.5741
--------------------------      ---------         ---------         ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.066949         10.580032       5,614,676.2724
01/01/2013 to 12/31/2013        10.580032         12.009081       6,399,266.3324
01/01/2014 to 12/31/2014        12.009081         13.069351       6,371,848.6280
01/01/2015 to 12/31/2015        13.069351         12.441496       6,114,853.9773
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.831602         11.375594          34,243.0820
01/01/2014 to 12/31/2014        11.375594         12.336203          43,627.3726
01/01/2015 to 12/31/2015        12.336203         12.095667          92,957.6641
--------------------------      ---------         ---------       --------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.670277          6.298446          56,672.7595
01/01/2009 to 12/31/2009         6.298446         10.561510         206,534.4900
01/01/2010 to 12/31/2010        10.561510         12.962358         496,057.8335
01/01/2011 to 12/31/2011        12.962358         10.459346         818,891.9583
01/01/2012 to 12/31/2012        10.459346         12.342359         833,033.9145
01/01/2013 to 12/31/2013        12.342359         11.639967         904,764.6164
01/01/2014 to 12/31/2014        11.639967         10.799666         901,793.1507
01/01/2015 to 12/31/2015        10.799666          9.238430         952,262.9834
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        13.262117         16.659892         383,514.6758
01/01/2007 to 12/31/2007        16.659892         18.732425         412,686.1474
01/01/2008 to 12/31/2008        18.732425         10.715626         389,609.2502
01/01/2009 to 12/31/2009        10.715626         13.992803         554,654.9600
01/01/2010 to 12/31/2010        13.992803         15.472122         886,066.9664
01/01/2011 to 12/31/2011        15.472122         13.711486       1,211,428.9095
01/01/2012 to 12/31/2012        13.711486         15.882198       1,236,092.6195
01/01/2013 to 12/31/2013        15.882198         18.799136       1,170,104.5540
01/01/2014 to 12/31/2014        18.799136         17.362032       1,111,448.0348
01/01/2015 to 12/31/2015        17.362032         16.926673       1,051,997.9902
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.384527         11.169913         430,950.2706
01/01/2007 to 12/31/2007        11.169913         13.689130         524,953.1286
01/01/2008 to 12/31/2008        13.689130          7.234631         680,126.2025
01/01/2009 to 12/31/2009         7.234631         11.293016       1,032,212.3400
01/01/2010 to 12/31/2010        11.293016         14.805095       1,166,390.5253
01/01/2011 to 12/31/2011        14.805095         13.677570       1,357,853.9607
01/01/2012 to 12/31/2012        13.677570         14.834876       1,399,763.6433
01/01/2013 to 12/31/2013        14.834876         20.469844       1,199,007.3321
01/01/2014 to 12/31/2014        20.469844         20.522979       1,050,830.0068
01/01/2015 to 12/31/2015        20.522979         19.346589         980,896.8843
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        17.818958         20.578063         261,574.7120
01/01/2007 to 12/31/2007        20.578063         21.702370         296,119.1985
01/01/2008 to 12/31/2008        21.702370         12.803765         305,098.1533
01/01/2009 to 12/31/2009        12.803765         17.766116         380,742.8100
01/01/2010 to 12/31/2010        17.766116         20.441823         445,261.6229
01/01/2011 to 12/31/2011        20.441823         18.584090         508,312.0491
01/01/2012 to 12/31/2012        18.584090         22.350204         456,291.7554
01/01/2013 to 12/31/2013        22.350204         28.197759         891,823.3163
01/01/2014 to 12/31/2014        28.197759         28.586657         810,343.1860
01/01/2015 to 12/31/2015        28.586657         29.489735         722,893.9199
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

05/01/2006 to 12/31/2006        17.287657         19.201376         138,447.2631
01/01/2007 to 12/31/2007        19.201376         19.504434         341,501.4023
01/01/2008 to 12/31/2008        19.504434         11.165146         350,501.9391
01/01/2009 to 12/31/2009        11.165146         14.528486         313,554.0700
01/01/2010 to 12/31/2010        14.528486         15.486188         276,404.3857
01/01/2011 to 04/29/2011        15.486188         17.314546               0.0000
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.999178          6.598796         194,297.6274
01/01/2009 to 12/31/2009         6.598796          8.685982         598,369.2000
01/01/2010 to 12/31/2010         8.685982          9.281343         842,644.6228
01/01/2011 to 12/31/2011         9.281343          8.576824       1,358,238.7721
01/01/2012 to 12/31/2012         8.576824         10.403405       1,199,197.7226
01/01/2013 to 04/26/2013        10.403405         11.082787               0.0000
--------------------------      ---------         ---------       --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999897          1.040246          10,509.9099
01/01/2015 to 12/31/2015         1.040246          0.975928          10,128.7711
--------------------------      ---------         ---------       --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        12.187902         13.538788         239,633.7400
01/01/2010 to 12/31/2010        13.538788         14.480541         891,588.0087
01/01/2011 to 12/31/2011        14.480541         15.973804       1,652,421.8527
01/01/2012 to 12/31/2012        15.973804         17.301537       1,826,233.6915
01/01/2013 to 12/31/2013        17.301537         15.579553       2,004,716.0016
01/01/2014 to 12/31/2014        15.579553         15.910517       1,928,789.9041
01/01/2015 to 12/31/2015        15.910517         15.300560       1,865,761.6248
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.585142         13.055683         982,969.6644
01/01/2007 to 12/31/2007        13.055683         13.937788       1,258,127.3388
01/01/2008 to 12/31/2008        13.937788         13.890031       2,096,965.8015
01/01/2009 to 12/31/2009        13.890031         16.271687       5,396,112.7600
01/01/2010 to 12/31/2010        16.271687         17.469642       7,345,212.8958
01/01/2011 to 12/31/2011        17.469642         17.889021       8,932,619.4338
01/01/2012 to 12/31/2012        17.889021         19.400688       8,957,271.2215
01/01/2013 to 12/31/2013        19.400688         18.886921       9,334,457.2755
01/01/2014 to 12/31/2014        18.886921         19.531577       8,407,983.5301
01/01/2015 to 12/31/2015        19.531577         19.386629       7,650,511.7844
--------------------------      ---------         ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        19.742610         21.415937           7,647.1002
01/01/2007 to 12/31/2007        21.415937         22.318898          13,493.4195
01/01/2008 to 12/31/2008        22.318898         14.877925          61,129.3000
01/01/2009 to 12/31/2009        14.877925         18.293829         776,787.8500
01/01/2010 to 12/31/2010        18.293829         21.102605         817,082.4096
01/01/2011 to 12/31/2011        21.102605         19.992808         906,280.7416
01/01/2012 to 12/31/2012        19.992808         21.944114         879,518.5228
01/01/2013 to 12/31/2013        21.944114         28.984171         758,739.8556
01/01/2014 to 12/31/2014        28.984171         31.977324         613,624.0862
01/01/2015 to 12/31/2015        31.977324         31.758471         535,158.0941
--------------------------      ---------         ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        12.133369         13.227270       1,439,957.2257
01/01/2007 to 12/31/2007        13.227270         13.085545       1,373,736.6718
01/01/2008 to 12/31/2008        13.085545          7.739971       1,221,338.4914
01/01/2009 to 05/01/2009         7.739971          7.669640               0.0000
--------------------------      ---------         ---------       --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        19.586500         20.433310           3,072.2146
01/01/2007 to 12/31/2007        20.433310         21.627720          23,955.6870
01/01/2008 to 12/31/2008        21.627720         19.159924          52,032.2972
01/01/2009 to 12/31/2009        19.159924         25.308901         106,344.9800
01/01/2010 to 12/31/2010        25.308901         28.178251         135,916.0626
01/01/2011 to 12/31/2011        28.178251         28.983105         146,991.7794
01/01/2012 to 12/31/2012        28.983105         32.109391         144,608.0081
01/01/2013 to 12/31/2013        32.109391         32.361763         140,978.1266
01/01/2014 to 12/31/2014        32.361763         33.592200         143,195.6108
01/01/2015 to 12/31/2015        33.592200         32.909236         131,197.9889
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.843366         11.059155         359,422.5280
01/01/2013 to 12/31/2013        11.059155         10.480456         295,973.5911
01/01/2014 to 12/31/2014        10.480456         11.188176         299,728.1415
01/01/2015 to 12/31/2015        11.188176         11.152340         291,492.7349
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.217908         10.802310          35,415.6641
01/01/2014 to 12/31/2014        10.802310         11.648044          52,718.3218
01/01/2015 to 12/31/2015        11.648044         11.416359          90,554.5643
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010854          1.072932       2,024,750.5556
01/01/2013 to 12/31/2013         1.072932          1.172586       2,323,978.5366
01/01/2014 to 12/31/2014         1.172586          1.253893       2,120,257.6358
01/01/2015 to 12/31/2015         1.253893          1.233585       1,953,936.2205
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         9.013851         10.851603         643,739.6800
01/01/2010 to 12/31/2010        10.851603         12.088701       1,788,208.2271
01/01/2011 to 12/31/2011        12.088701         12.125858       3,286,416.3129
01/01/2012 to 12/31/2012        12.125858         13.580706       3,387,804.2990
01/01/2013 to 12/31/2013        13.580706         15.222275       3,199,248.7453
01/01/2014 to 12/31/2014        15.222275         15.986621       3,021,807.8752
01/01/2015 to 12/31/2015        15.986621         15.555693       2,829,796.7293
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

05/04/2009 to 12/31/2009         8.297643         10.284339          72,941.4000
01/01/2010 to 12/31/2010        10.284339         11.652242         148,333.2211
01/01/2011 to 12/31/2011        11.652242         11.319128         290,686.8021
01/01/2012 to 12/31/2012        11.319128         12.922873         228,826.7327
01/01/2013 to 12/31/2013        12.922873         15.144315         199,574.1125
01/01/2014 to 12/31/2014        15.144315         15.839684         181,720.5155
01/01/2015 to 12/31/2015        15.839684         15.358034         196,331.6795
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        52.552136         61.437036         643,585.2878
01/01/2007 to 12/31/2007        61.437036         63.244835         688,420.8500
01/01/2008 to 12/31/2008        63.244835         39.966454         797,761.5907
01/01/2009 to 12/31/2009        39.966454         46.964170       1,240,136.8500
01/01/2010 to 12/31/2010        46.964170         54.546339       1,290,934.3945
01/01/2011 to 12/31/2011        54.546339         51.968588       1,293,224.6989
01/01/2012 to 12/31/2012        51.968588         60.851262       1,144,032.5578
01/01/2013 to 12/31/2013        60.851262         80.795802         971,123.1156
01/01/2014 to 12/31/2014        80.795802         90.842008         837,827.9584
01/01/2015 to 12/31/2015        90.842008         86.930200         746,567.6585
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        56.511006         65.014278          15,186.3787
01/01/2007 to 12/31/2007        65.014278         60.629326          15,453.6088
01/01/2008 to 12/31/2008        60.629326         36.888955          10,640.6717
01/01/2009 to 12/31/2009        36.888955         47.528513           9,044.0500
01/01/2010 to 04/30/2010        47.528513         50.887032               0.0000
--------------------------      ---------         ---------       --------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.612670          9.151817          53,439.7000
01/01/2010 to 12/31/2010         9.151817         10.206597         161,137.0625
01/01/2011 to 12/31/2011        10.206597         10.148253         352,970.0614
01/01/2012 to 12/31/2012        10.148253         11.413805         368,473.3024
01/01/2013 to 12/31/2013        11.413805         15.200037         345,172.3161
01/01/2014 to 12/31/2014        15.200037         17.110194         300,933.6489
01/01/2015 to 12/31/2015        17.110194         17.731349         285,027.8896
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006     17.224227         19.870077                0.0000
01/01/2007 to 12/31/2007     19.870077         21.706564                0.0000
01/01/2008 to 12/31/2008     21.706564         12.012697                0.0000
01/01/2009 to 12/31/2009     12.012697         14.532389                0.0000
01/01/2010 to 12/31/2010     14.532389         15.413376                0.0000
01/01/2011 to 12/31/2011     15.413376         12.218542                0.0000
01/01/2012 to 12/31/2012     12.218542         14.475421                0.0000
01/01/2013 to 12/31/2013     14.475421         16.542130                0.0000
01/01/2014 to 12/31/2014     16.542130         15.869647                0.0000
01/01/2015 to 12/31/2015     15.869647         15.409306                0.0000
--------------------------   ---------         ---------                ------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013     18.479894         17.788213           16,245.5275
01/01/2014 to 12/31/2014     17.788213         18.619216           75,982.7164
01/01/2015 to 12/31/2015     18.619216         18.469688           98,148.8558
--------------------------   ---------         ---------           -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006     52.255738         54.012009           36,378.8557
01/01/2007 to 12/31/2007     54.012009         56.834530           80,833.0696
01/01/2008 to 12/31/2008     56.834530         54.341362          178,957.5508
01/01/2009 to 12/31/2009     54.341362         58.888335          448,467.2100
01/01/2010 to 12/31/2010     58.888335         63.164509          612,021.7973
01/01/2011 to 12/31/2011     63.164509         66.645921          704,779.7831
01/01/2012 to 12/31/2012     66.645921         70.961806          710,023.2339
01/01/2013 to 12/31/2013     70.961806         69.721894          768,011.9422
01/01/2014 to 12/31/2014     69.721894         73.913300          769,164.9139
01/01/2015 to 12/31/2015     73.913300         73.611014          728,873.4676
--------------------------   ---------         ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009     24.256070         30.719201            2,555.6900
01/01/2010 to 12/31/2010     30.719201         36.532700           24,218.6293
01/01/2011 to 12/31/2011     36.532700         33.016457           53,784.9623
01/01/2012 to 12/31/2012     33.016457         37.478142           46,700.3759
01/01/2013 to 12/31/2013     37.478142         49.927027           42,986.9582
01/01/2014 to 12/31/2014     49.927027         53.963219           37,287.5487
01/01/2015 to 12/31/2015     53.963219         56.923077           41,075.6474
--------------------------   ---------         ---------          ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006     10.391647         10.783605           77,106.6454
01/01/2007 to 12/31/2007     10.783605         11.217860           84,984.4600
01/01/2008 to 12/31/2008     11.217860         11.423196          546,868.7132
01/01/2009 to 12/31/2009     11.423196         11.366551          546,842.4700
01/01/2010 to 12/31/2010     11.366551         11.281618          426,185.2465
01/01/2011 to 12/31/2011     11.281618         11.197551          607,796.6919
01/01/2012 to 12/31/2012     11.197551         11.113425          908,476.3753
01/01/2013 to 12/31/2013     11.113425         11.030384          728,369.8744
01/01/2014 to 12/31/2014     11.030384         10.947964          427,029.1627
01/01/2015 to 12/31/2015     10.947964         10.866159          408,238.8532
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         5.071509          5.160765          278,297.5831
01/01/2007 to 12/31/2007         5.160765          5.705338          242,133.0605
01/01/2008 to 12/31/2008         5.705338          3.593145          194,990.8094
01/01/2009 to 12/31/2009         3.593145          4.977215          154,627.8100
01/01/2010 to 12/31/2010         4.977215          5.498935          133,035.8132
01/01/2011 to 12/31/2011         5.498935          5.470033          112,116.6574
01/01/2012 to 12/31/2012         5.470033          6.273534        1,461,793.9969
01/01/2013 to 12/31/2013         6.273534          8.513833        1,270,336.9349
01/01/2014 to 12/31/2014         8.513833          9.189043        1,029,826.4831
01/01/2015 to 12/31/2015         9.189043         10.081626          904,513.3102
--------------------------       --------         ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.908036          9.515033          554,095.5238
01/01/2007 to 12/31/2007         9.515033         10.792948          768,446.1358
01/01/2008 to 12/31/2008        10.792948          5.791039          900,083.3074
01/01/2009 to 12/31/2009         5.791039          8.259672        1,009,661.4600
01/01/2010 to 12/31/2010         8.259672          8.968292        1,001,346.6093
01/01/2011 to 12/31/2011         8.968292          8.778521          944,014.1486
01/01/2012 to 04/27/2012         8.778521          9.896718                0.0000
--------------------------      ---------         ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        12.021354         11.671674           73,304.7648
01/01/2008 to 12/31/2008        11.671674          6.798931          228,860.1449
01/01/2009 to 12/31/2009         6.798931          8.750714          406,267.0000
01/01/2010 to 12/31/2010         8.750714         11.407917          391,535.3807
01/01/2011 to 12/31/2011        11.407917         11.633706          379,838.4934
01/01/2012 to 12/31/2012        11.633706         12.804206          333,754.2216
01/01/2013 to 12/31/2013        12.804206         18.856850          293,329.4320
01/01/2014 to 12/31/2014        18.856850         18.890923          271,048.2078
01/01/2015 to 12/31/2015        18.890923         19.017377          246,055.3473
--------------------------      ---------         ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.748764         14.373364            2,057.7600
01/01/2010 to 12/31/2010        14.373364         17.488516            8,814.1684
01/01/2011 to 12/31/2011        17.488516         14.537075           29,330.9036
01/01/2012 to 12/31/2012        14.537075         17.011090           30,685.7693
01/01/2013 to 12/31/2013        17.011090         21.544221           34,489.5374
01/01/2014 to 12/31/2014        21.544221         19.951771           32,779.2561
01/01/2015 to 12/31/2015        19.951771         20.942365           29,477.7044
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.856331         15.217424           31,854.2414
01/01/2015 to 12/31/2015        15.217424         15.015292           83,479.1122
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.300818         15.798304       24,883,349.8262
01/01/2015 to 12/31/2015        15.798304         15.511982       22,421,852.2386
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.737551         11.316984           40,127.8975
01/01/2007 to 12/31/2007        11.316984         11.896838          293,692.9684
01/01/2008 to 12/31/2008        11.896838          9.369355        1,147,730.7307
01/01/2009 to 12/31/2009         9.369355         11.429610        3,120,627.1300
01/01/2010 to 12/31/2010        11.429610         12.580994        4,485,843.9423
01/01/2011 to 12/31/2011        12.580994         12.708831        5,811,058.1234
01/01/2012 to 12/31/2012        12.708831         13.989693        6,104,885.1134
01/01/2013 to 12/31/2013        13.989693         15.145850        5,327,614.2044
01/01/2014 to 04/25/2014        15.145850         15.301761                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.152541         11.769167          144,471.8739
01/01/2007 to 12/31/2007        11.769167         12.405794        1,547,641.4716
01/01/2008 to 12/31/2008        12.405794          9.059783        4,402,404.8181
01/01/2009 to 12/31/2009         9.059783         11.337773       11,572,951.8000
01/01/2010 to 12/31/2010        11.337773         12.648378       17,213,142.7517
01/01/2011 to 12/31/2011        12.648378         12.539376       22,850,340.3817
01/01/2012 to 12/31/2012        12.539376         13.987689       22,738,467.6770
01/01/2013 to 12/31/2013        13.987689         15.858125       21,855,407.1383
01/01/2014 to 04/25/2014        15.858125         15.961007                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.292497         16.949695       60,668,729.7830
01/01/2015 to 12/31/2015        16.949695         16.609788       56,025,721.2013
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.626062         12.297115          543,879.6075
01/01/2007 to 12/31/2007        12.297115         12.800657        7,308,287.8819
01/01/2008 to 12/31/2008        12.800657          8.647387       17,369,217.0809
01/01/2009 to 12/31/2009         8.647387         11.014776       37,574,133.3800
01/01/2010 to 12/31/2010        11.014776         12.417689       55,018,015.7600
01/01/2011 to 12/31/2011        12.417689         12.115225       73,561,593.6192
01/01/2012 to 12/31/2012        12.115225         13.699349       70,770,856.6821
01/01/2013 to 12/31/2013        13.699349         16.237335       66,609,343.4881
01/01/2014 to 04/25/2014        16.237335         16.293501                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.795185         17.573471       17,706,782.2327
01/01/2015 to 12/31/2015        17.573471         17.146348       16,123,056.4049
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        12.250851         12.965813          349,594.8343
01/01/2007 to 12/31/2007        12.965813         13.473571        4,596,311.0776
01/01/2008 to 12/31/2008        13.473571          8.308846       11,850,969.1748
01/01/2009 to 12/31/2009         8.308846         10.728906       17,783,955.9800
01/01/2010 to 12/31/2010        10.728906         12.298184       17,478,805.3616
01/01/2011 to 12/31/2011        12.298184         11.733688       17,307,721.2005
01/01/2012 to 12/31/2012        11.733688         13.476264       15,871,936.5407
01/01/2013 to 12/31/2013        13.476264         16.841751       19,854,127.2630
01/01/2014 to 04/25/2014        16.841751         16.808108                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.999178          7.065226       2,576,531.0633
01/01/2009 to 12/31/2009         7.065226          9.014573       7,023,174.6400
01/01/2010 to 12/31/2010         9.014573          9.846029       7,571,502.8556
01/01/2011 to 12/31/2011         9.846029          9.600586       7,662,495.4369
01/01/2012 to 12/31/2012         9.600586         11.064844       7,037,379.6124
01/01/2013 to 04/26/2013        11.064844         11.936526               0.0000
--------------------------      ---------         ---------       --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        45.780077         50.861249         469,382.0549
01/01/2007 to 12/31/2007        50.861249         52.557687         520,668.7756
01/01/2008 to 12/31/2008        52.557687         40.506556         534,683.3501
01/01/2009 to 12/31/2009        40.506556         47.562625         771,256.7500
01/01/2010 to 12/31/2010        47.562625         51.832627         839,746.3649
01/01/2011 to 12/31/2011        51.832627         52.556705         851,515.5201
01/01/2012 to 12/31/2012        52.556705         58.060696         821,117.5535
01/01/2013 to 12/31/2013        58.060696         68.402678         746,959.4249
01/01/2014 to 12/31/2014        68.402678         73.569762         663,224.4947
01/01/2015 to 12/31/2015        73.569762         72.728302         585,310.0666
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.031416         11.929935         112,422.7509
01/01/2009 to 12/31/2009        11.929935         14.278214         591,530.4900
01/01/2010 to 12/31/2010        14.278214         15.755817       1,041,278.4792
01/01/2011 to 12/31/2011        15.755817         15.738260       1,576,271.4829
01/01/2012 to 12/31/2012        15.738260         18.169038       1,688,873.2096
01/01/2013 to 12/31/2013        18.169038         24.414520       4,740,470.2794
01/01/2014 to 12/31/2014        24.414520         26.791449       4,106,111.2204
01/01/2015 to 12/31/2015        26.791449         26.494348       3,714,957.9698
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.999178          6.629807       1,013,897.8938
01/01/2009 to 12/31/2009         6.629807          8.217717       4,117,560.3000
01/01/2010 to 12/31/2010         8.217717          9.055407       5,939,235.5031
01/01/2011 to 12/31/2011         9.055407          8.938740       7,224,239.3849
01/01/2012 to 12/31/2012         8.938740         10.106197       6,887,866.6733
01/01/2013 to 04/26/2013        10.106197         11.093316               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        21.817484         27.364523         281,161.7877
01/01/2014 to 12/31/2014        27.364523         27.078498         272,330.9334
01/01/2015 to 12/31/2015        27.078498         26.978294         247,520.0511
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        16.938261         19.269859          87,015.7898
01/01/2007 to 04/27/2007        19.269859         20.993498              15.9049
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

05/01/2006 to 12/31/2006        11.476032         12.207428           3,110.8844
01/01/2007 to 04/27/2007        12.207428         13.513024               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007     18.326134            16.331021       141,158.0232
01/01/2008 to 12/31/2008     16.331021            10.000736       153,661.7040
01/01/2009 to 12/31/2009     10.000736            13.574967       268,655.3000
01/01/2010 to 12/31/2010     13.574967            16.553455       337,442.6816
01/01/2011 to 12/31/2011     16.553455            15.563210       422,287.9979
01/01/2012 to 12/31/2012     15.563210            16.262808       427,911.6519
01/01/2013 to 04/26/2013     16.262808            17.669828             0.0000
--------------------------   ---------            ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010     16.067099            19.081068        27,988.7151
01/01/2011 to 12/31/2011     19.081068            15.780894       138,638.5569
01/01/2012 to 12/31/2012     15.780894            16.066207       164,264.1757
01/01/2013 to 12/31/2013     16.066207            17.661162       154,693.5665
01/01/2014 to 12/31/2014     17.661162            14.229719       176,559.5716
01/01/2015 to 12/31/2015     14.229719             9.496926       226,547.2934
--------------------------   ---------            ---------       ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006     36.235212            41.146130       374,178.4001
01/01/2007 to 12/31/2007     41.146130            42.646984       424,999.6679
01/01/2008 to 12/31/2008     42.646984            25.626326       530,040.7806
01/01/2009 to 12/31/2009     25.626326            33.530186       778,720.9000
01/01/2010 to 12/31/2010     33.530186            37.212283       857,654.3451
01/01/2011 to 12/31/2011     37.212283            35.391288       886,967.2150
01/01/2012 to 12/31/2012     35.391288            39.586936       806,331.3751
01/01/2013 to 12/31/2013     39.586936            52.464675       692,401.1383
01/01/2014 to 12/31/2014     52.464675            57.512424       578,436.6804
01/01/2015 to 12/31/2015     57.512424            58.376485       501,513.1524
--------------------------   ---------            ---------       ------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2006 to 12/31/2006     14.036301            16.556958       849,831.1295
01/01/2007 to 12/31/2007     16.556958            16.956462       976,727.4118
01/01/2008 to 12/31/2008     16.956462            11.588513       846,635.5607
01/01/2009 to 12/31/2009     11.588513            14.659227       715,113.6300
01/01/2010 to 12/31/2010     14.659227            16.383923       625,597.4743
01/01/2011 to 12/31/2011     16.383923            16.574225       534,414.7917
01/01/2012 to 12/31/2012     16.574225            19.625297       445,037.6066
01/01/2013 to 12/31/2013     19.625297            25.792777       376,741.9513
01/01/2014 to 12/31/2014     25.792777            28.841129       292,818.8167
01/01/2015 to 12/31/2015     28.841129            27.754655       232,063.8425

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008); (e) Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust:
Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust: Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS(R) Value Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/

  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:



o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and



o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

     Asset Allocation 80 Portfolio (Class B)



Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) merged into Metropolitan Series Fund: Western

     Asset Management Strategic Bond Opportunities Portfolio (Class A).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund         Seeks long-term growth of capital.
 American Funds Global Small Capital-      Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund                Seeks growth of capital.
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio*   Seeks capital appreciation and current
                                           income.
 Allianz Global Investors Dynamic          Seeks total return.
 Multi-Asset Plus Portfolio*
 AQR Global Risk Balanced Portfolio*       Seeks total return.
 BlackRock Global Tactical Strategies      Seeks capital appreciation and current
 Portfolio*                                income.
 BlackRock High Yield Portfolio            Seeks to maximize total return, consistent
                                           with income generation and prudent
                                           investment management.
 Clarion Global Real Estate Portfolio      Seeks total return through investment in real
                                           estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth Portfolio   Seeks capital appreciation.
 Invesco Balanced-Risk Allocation          Seeks total return.
 Portfolio*
 Invesco Comstock Portfolio                Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio           Seeks high total return by investing in equity
                                           securities of mid-sized companies.
 JPMorgan Global Active Allocation         Seeks capital appreciation and current
 Portfolio*                                income.
 JPMorgan Small Cap Value Portfolio        Seeks long-term capital growth.
 Met/Aberdeen Emerging Markets Equity      Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return    Seeks a high level of current income, while
 Portfolio                                 seeking preservation of shareholders' capital.
 Met/Templeton International Bond          Seeks current income with capital
 Portfolio#                                appreciation and growth of income.
 Met/Wellington Large Cap Research         Seeks long-term capital appreciation.
 Portfolio (formerly WMC Large Cap
 Research Portfolio)
 MetLife Asset Allocation 100 Portfolio    Seeks growth of capital.



           INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------ -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund         Capital Research and Management
                                           Company
 American Funds Global Small Capital-      Capital Research and Management
 ization Fund                              Company
 American Funds Growth Fund                Capital Research and Management
                                           Company
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio*   MetLife Advisers, LLC
                                           Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic          MetLife Advisers, LLC
 Multi-Asset Plus Portfolio*               Subadviser: Allianz Global Investors
                                           U.S. LLC
 AQR Global Risk Balanced Portfolio*       MetLife Advisers, LLC
                                           Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies      MetLife Advisers, LLC
 Portfolio*                                Subadviser: BlackRock Financial
                                           Management, Inc.
 BlackRock High Yield Portfolio            MetLife Advisers, LLC
                                           Subadviser: BlackRock Financial
                                           Management, Inc.
 Clarion Global Real Estate Portfolio      MetLife Advisers, LLC
                                           Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio   MetLife Advisers, LLC
                                           Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation          MetLife Advisers, LLC
 Portfolio*                                Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                MetLife Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio           MetLife Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation         MetLife Advisers, LLC
 Portfolio*                                Subadviser: J.P. Morgan Investment
                                           Management Inc.
 JPMorgan Small Cap Value Portfolio        MetLife Advisers, LLC
                                           Subadviser: J.P. Morgan Investment
                                           Management Inc.
 Met/Aberdeen Emerging Markets Equity      MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging       Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                 Limited
 Met/Franklin Low Duration Total Return    MetLife Advisers, LLC
 Portfolio                                 Subadviser: Franklin Advisers, Inc.
 Met/Templeton International Bond          MetLife Advisers, LLC
 Portfolio#                                Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research         MetLife Advisers, LLC
 Portfolio (formerly WMC Large Cap         Subadviser: Wellington Management
 Research Portfolio)                       Company LLP
 MetLife Asset Allocation 100 Portfolio    MetLife Advisers, LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 MetLife Balanced Plus Portfolio*           Seeks a balance between a high level of
                                            current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk          Seeks a balance between growth of capital
 Portfolio*                                 and current income, with a greater emphasis
                                            on growth of capital.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 PanAgora Global Diversified Risk           Seeks total return.
 Portfolio*
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio*    Seeks a high level of current income,
                                            consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio*         Seeks total return.
 Schroders Global Multi-Asset Portfolio*    Seeks capital appreciation and current
                                            income.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                  Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)*                                 Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class B)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)          over time and, secondarily, long-term capital
                                            appreciation and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Balanced Plus Portfolio*           MetLife Advisers, LLC
                                            Subadviser: Overlay Portion:
                                            Pacific Investment Management Company
                                            LLC
 MetLife Multi-Index Targeted Risk          MetLife Advisers, LLC
 Portfolio*                                 Subadviser: Overlay Portion:
                                            MetLife Investment Advisors, LLC
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity Portfolio        MetLife Advisers, LLC
                                            Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk           MetLife Advisers, LLC
 Portfolio*                                 Subadviser: PanAgora Asset Management,
                                            Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio*    MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio*         MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio*    MetLife Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.;
                                            Schroder Investment Management North
                                            America Limited
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                  MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
 (Class G)*                                 Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Wellington Management
                                            Company LLP

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income, with
 (Class B)                                 growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of income
 (Class B)                                 and growth of capital, with a greater
                                           emphasis on income.
 MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high level of
 (Class B)                                 current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Van Eck Global Natural Resources          Seeks long-term capital appreciation with
 Portfolio (Class B)#                      income as a secondary consideration.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Asset Allocation 20 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio     MetLife Advisers, LLC
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        MetLife Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Van Eck Global Natural Resources          MetLife Advisers, LLC
 Portfolio (Class B)#                      Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

DESCRIPTION OF GMIB I

The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 2001 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The Income Base is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


           (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


           (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB I RIDER.


OWNERSHIP. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB I RIDER. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;


     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or

o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death
Benefit -- General Death Benefit Provisions.") In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to "LIS" riders as "GMIB" riders. (See "Living Benefits -- Guaranteed Income Benefits" for more information.)


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.


(a) If first withdrawal is taken before the fifth contract anniversary


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5% of
  -----------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
  ---------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal -- and those withdrawals total more than 4.5% of the Annual Increase Amount from the prior contract anniversary, the

      Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(b) If first withdrawal is taken on or after the fifth contract anniversary


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 -
        $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year -- for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]





(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]





(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above,assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)


  The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.



[GRAPHIC APPEARS HERE]





  With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.



[GRAPHIC APPEARS HERE]





(5)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of.$100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment


(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]





(7) Required Minimum Distribution Examples


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of
           (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the$6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws$7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388

      ($92,750 increased by 5% per year, compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment

  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The 5% Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.


(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015, (c) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2016, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2016.


SAI-0516MOA
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    3
  CUSTODIAN.......................................    3
  DISTRIBUTION....................................    3
  CALCULATION OF PERFORMANCE INFORMATION..........    5
  Total Return....................................    5
  Historical Unit Values..........................    6
  Reporting Agencies..............................    6
  ANNUITY PROVISIONS..............................    6
  Variable Annuity................................    6
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    8
  CONDENSED FINANCIAL INFORMATION.................   11
  FINANCIAL STATEMENTS............................  106

COMPANY


MetLife Insurance Company USA ("MetLife USA" or "the Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors Variable Annuity Account One and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


Currently the contract is not available for new sales.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2015            $568,720,128              $0
  2014            $ 41,143,098              $0
  2013            $ 40,534,587              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,737.* The amount of commissions paid to selected selling firms during 2015 ranged from $15,830 to $44,908,923. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $15,830 to $58,030,660.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.
Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Group
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Invest Financial Corp.

Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.
J.P. Turner & Company, L.L.C.

Janney Montgomery Scott, LLC

Key Investment Services LLC
Legend Equities Corporation

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning, LLC.

LPL Financial LLC
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
National Planning Corporation

National Planning Holdings
Navy Federal Brokerage Services, LLC

NEXT Financial Group

NFP Securities, Inc.
Parkland Securities, LLC

PFS Investments Inc.

Planning Corporation of America

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Santander Securities, LLC.

Securities America, Inc.
Sigma Financial Corporation

Signator Financial Services, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.

FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% INVESTMENT TAX

The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          9.191596          11.687244          8,125.9418
01/01/2007 to 12/31/2007         11.687244          13.289548          6,844.7814
01/01/2008 to 12/31/2008         13.289548           7.858207          4,435.4181
01/01/2009 to 12/31/2009          7.858207          10.537684          4,365.8700
01/01/2010 to 12/31/2010         10.537684          11.792551          1,874.8661
01/01/2011 to 12/31/2011         11.792551          10.904682          1,865.9016
01/01/2012 to 12/31/2012         10.904682          12.491264          1,851.5672
01/01/2013 to 12/31/2013         12.491264          14.740462            672.5929
01/01/2014 to 12/31/2014         14.740462          14.664150            658.5219
01/01/2015 to 12/31/2015         14.664150          14.199340            643.3345
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006         26.343241          27.311840          2,319.8930
01/01/2007 to 12/31/2007         27.311840          31.100451         25,162.8607
01/01/2008 to 12/31/2008         31.100451          18.998443         42,786.4157
01/01/2009 to 12/31/2009         18.998443          26.806778         41,928.6600
01/01/2010 to 12/31/2010         26.806778          29.702020         42,200.5953
01/01/2011 to 12/31/2011         29.702020          26.834145         36,738.5544
01/01/2012 to 12/31/2012         26.834145          32.608845         32,256.5565
01/01/2013 to 12/31/2013         32.608845          41.766870         28,825.4744
01/01/2014 to 12/31/2014         41.766870          42.371348         27,044.5580
01/01/2015 to 12/31/2015         42.371348          44.927128         24,239.7488
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         33.801329          17.175219             40.0366
01/01/2009 to 12/31/2009         17.175219          27.468558          5,205.8800
01/01/2010 to 12/31/2010         27.468558          33.340923          5,817.2383
01/01/2011 to 12/31/2011         33.340923          26.730268          5,781.3534
01/01/2012 to 12/31/2012         26.730268          31.320593          5,802.7862
01/01/2013 to 12/31/2013         31.320593          39.837664          8,025.5197
01/01/2014 to 12/31/2014         39.837664          40.339014          6,899.9629
01/01/2015 to 12/31/2015         40.339014          40.103998          5,136.9862
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008        192.807148         111.902493          1,062.9484
01/01/2009 to 12/31/2009        111.902493         154.685057          4,621.0700
01/01/2010 to 12/31/2010        154.685057         182.028400          5,344.3124
01/01/2011 to 12/31/2011        182.028400         172.771551          5,214.2552
01/01/2012 to 12/31/2012        172.771551         201.949449          4,853.6556
01/01/2013 to 12/31/2013        201.949449         260.517089          4,270.1944
01/01/2014 to 12/31/2014        260.517089         280.292019          3,342.4322
01/01/2015 to 12/31/2015        280.292019         296.979765          2,944.7234
--------------------------      ----------         ----------          ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         12.162017          14.645525         85,460.6676
01/01/2007 to 12/31/2007         14.645525          16.765432         72,889.2164
01/01/2008 to 12/31/2008         16.765432           9.910935         53,374.1063
01/01/2009 to 12/31/2009          9.910935          13.467231         47,347.5700
01/01/2010 to 12/31/2010         13.467231          14.475862         42,351.6231
01/01/2011 to 12/31/2011         14.475862          12.827132         38,518.3718
01/01/2012 to 12/31/2012         12.827132          15.036889         27,197.3952
01/01/2013 to 12/31/2013         15.036889          18.334466         24,855.3054
01/01/2014 to 12/31/2014         18.334466          16.155646         19,243.5814
01/01/2015 to 12/31/2015         16.155646          14.978889         18,811.2872
--------------------------      ----------         ----------         -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.276118          10.666263          5,918.2325
01/01/2013 to 12/31/2013         10.666263          11.754787          5,706.7769
01/01/2014 to 12/31/2014         11.754787          12.511741          5,507.9481
01/01/2015 to 12/31/2015         12.511741          12.477709          5,315.7818
--------------------------      ----------         ----------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996925           1.044366              0.0000
01/01/2015 to 12/31/2015          1.044366           1.025341              0.0000
--------------------------      ----------         ----------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.217093          11.669944          2,748.1073
01/01/2013 to 12/31/2013         11.669944          11.178774              0.0000
01/01/2014 to 12/31/2014         11.178774          11.527273              0.0000
01/01/2015 to 12/31/2015         11.527273          10.335560              0.0000
--------------------------      ----------         ----------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.029713          10.392785         12,272.6775
01/01/2013 to 12/31/2013         10.392785          11.367085         15,358.9995
01/01/2014 to 12/31/2014         11.367085          11.937645         29,868.1422
01/01/2015 to 12/31/2015         11.937645          11.823763         30,333.8351
--------------------------      ----------         ----------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.465746          19.573675              0.0000
01/01/2010 to 12/31/2010         19.573675          22.469115          1,787.2894
01/01/2011 to 12/31/2011         22.469115          22.801581          7,390.4497
01/01/2012 to 12/31/2012         22.801581          26.347630          8,546.1224
01/01/2013 to 12/31/2013         26.347630          28.562891          3,339.0223
01/01/2014 to 12/31/2014         28.562891          29.254383          2,956.1767
01/01/2015 to 12/31/2015         29.254383          27.832889          2,985.5178
--------------------------       ---------          ---------          ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.526342           9.619781              0.0000
01/01/2009 to 12/31/2009          9.619781          12.851514          1,728.3900
01/01/2010 to 12/31/2010         12.851514          14.795142          2,854.5693
01/01/2011 to 12/31/2011         14.795142          13.850666          2,489.8401
01/01/2012 to 12/31/2012         13.850666          17.301970          5,279.0718
01/01/2013 to 12/31/2013         17.301970          17.763825          3,044.2065
01/01/2014 to 12/31/2014         17.763825          19.950287          1,544.5340
01/01/2015 to 12/31/2015         19.950287          19.504216          1,508.5545
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.317384           6.656762         10,313.8362
01/01/2012 to 12/31/2012          6.656762           7.821671         10,248.1909
01/01/2013 to 12/31/2013          7.821671          11.292077         17,773.5162
01/01/2014 to 12/31/2014         11.292077          13.311830          4,902.9709
01/01/2015 to 12/31/2015         13.311830          12.666424          4,868.6290
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.709635          12.259964         16,968.1262
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.445667          11.239522         19,781.2413
01/01/2007 to 12/31/2007         11.239522          10.485663         14,036.3464
01/01/2008 to 12/31/2008         10.485663           4.718497         12,939.1733
01/01/2009 to 12/31/2009          4.718497           6.455025         10,445.9100
01/01/2010 to 12/31/2010          6.455025           6.869855         10,374.9356
01/01/2011 to 04/29/2011          6.869855           7.317895              0.0000
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010804           1.051960         59,936.6124
01/01/2013 to 12/31/2013          1.051960           1.062466         57,795.0946
01/01/2014 to 12/31/2014          1.062466           1.112266         55,781.4735
01/01/2015 to 12/31/2015          1.112266           1.056481         53,835.3178
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.514622          12.099495        103,021.2049
01/01/2007 to 12/31/2007         12.099495          11.697576        135,215.3892
01/01/2008 to 12/31/2008         11.697576           7.433188        133,104.0356
01/01/2009 to 12/31/2009          7.433188           9.328693        134,907.8900
01/01/2010 to 12/31/2010          9.328693          10.623664        137,794.1408
01/01/2011 to 12/31/2011         10.623664          10.377726        128,485.8511
01/01/2012 to 12/31/2012         10.377726          12.186151        114,368.7254
01/01/2013 to 12/31/2013         12.186151          16.358979        106,498.1250
01/01/2014 to 12/31/2014         16.358979          17.731033         90,543.1672
01/01/2015 to 12/31/2015         17.731033          16.531252         80,709.9837
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.925556          28.836648        794,435.4511
01/01/2007 to 12/31/2007         28.836648          28.762743        812,536.9991
01/01/2008 to 12/31/2008         28.762743          17.460534        627,224.8699
01/01/2009 to 12/31/2009         17.460534          21.906633        539,896.0500
01/01/2010 to 12/31/2010         21.906633          27.266182        472,643.4225
01/01/2011 to 12/31/2011         27.266182          26.036116        387,699.7466
01/01/2012 to 12/31/2012         26.036116          29.608697        328,168.0769
01/01/2013 to 12/31/2013         29.608697          38.255097        274,176.4139
01/01/2014 to 12/31/2014         38.255097          41.589127        244,595.5879
01/01/2015 to 12/31/2015         41.589127          37.533609        218,410.9291
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.482737          16.478975        505,452.8867
01/01/2007 to 04/27/2007         16.478975          17.589128              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012859           1.054014              0.0000
01/01/2013 to 12/31/2013          1.054014           1.159914              0.0000
01/01/2014 to 12/31/2014          1.159914           1.230324              0.0000
01/01/2015 to 12/31/2015          1.230324           1.230822         13,665.9624
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.497309          10.044224          1,145.2836
01/01/2009 to 12/31/2009         10.044224          12.824836          4,462.5400
01/01/2010 to 12/31/2010         12.824836          15.164072          6,988.7346
01/01/2011 to 12/31/2011         15.164072          13.478085          8,687.6839
01/01/2012 to 12/31/2012         13.478085          15.415906         10,410.3907
01/01/2013 to 12/31/2013         15.415906          20.314577         10,653.7057
01/01/2014 to 12/31/2014         20.314577          21.023143          7,480.8931
01/01/2015 to 12/31/2015         21.023143          19.295762          7,259.2993
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.634591          19.085250        826,345.7110
01/01/2007 to 12/31/2007         19.085250          20.162294        776,732.2684
01/01/2008 to 12/31/2008         20.162294          16.272209        646,951.4709
01/01/2009 to 12/31/2009         16.272209          22.067515        551,079.0500
01/01/2010 to 12/31/2010         22.067515          24.717744        447,284.2618
01/01/2011 to 12/31/2011         24.717744          25.601783        380,330.4313
01/01/2012 to 12/31/2012         25.601783          28.670493        330,279.1849
01/01/2013 to 12/31/2013         28.670493          30.696071        279,545.2532
01/01/2014 to 12/31/2014         30.696071          31.906008        243,207.9544
01/01/2015 to 12/31/2015         31.906008          30.948108        218,287.8453
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.482737          16.478975        505,452.8867
01/01/2007 to 04/27/2007         16.478975          17.589128              0.0000
--------------------------       ---------          ---------        ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006          6.544617           6.898205         98,774.9824
01/01/2007 to 04/27/2007          6.898205           7.377616              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988836           9.803437         20,935.6103
01/01/2012 to 12/31/2012          9.803437          10.147523         28,132.4638
01/01/2013 to 12/31/2013         10.147523          10.178425         26,091.9713
01/01/2014 to 12/31/2014         10.178425          10.199030         30,231.1485
01/01/2015 to 12/31/2015         10.199030          10.049761         31,278.5670
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.853812          12.313544              0.0000
01/01/2011 to 12/31/2011         12.313544          12.169128              0.0000
01/01/2012 to 12/31/2012         12.169128          13.789504              0.0000
01/01/2013 to 12/31/2013         13.789504          13.814642              0.0000
01/01/2014 to 12/31/2014         13.814642          13.853964              0.0000
01/01/2015 to 12/31/2015         13.853964          13.165326              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.560000          13.197942              0.0000
01/01/2007 to 12/31/2007         13.197942          13.463417              0.0000
01/01/2008 to 12/31/2008         13.463417           7.900983              0.0000
01/01/2009 to 12/31/2009          7.900983          10.391669         20,324.6000
01/01/2010 to 12/31/2010         10.391669          12.003957         20,948.8438
01/01/2011 to 12/31/2011         12.003957          11.215121         20,872.0949
01/01/2012 to 12/31/2012         11.215121          12.981382         20,087.0598
01/01/2013 to 12/31/2013         12.981382          16.669503         20,220.9159
01/01/2014 to 12/31/2014         16.669503          17.369501         19,201.0997
01/01/2015 to 12/31/2015         17.369501          16.876662         18,310.8812
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.056806          10.562285          6,166.2098
01/01/2013 to 12/31/2013         10.562285          11.976961          6,166.2098
01/01/2014 to 12/31/2014         11.976961          13.021373          8,127.7773
01/01/2015 to 12/31/2015         13.021373          12.383433          8,120.8205
--------------------------       ---------          ---------          ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987770           1.014607              0.0000
01/01/2013 to 12/31/2013          1.014607           1.136240              0.0000
01/01/2014 to 12/31/2014          1.136240           1.230958              0.0000
01/01/2015 to 12/31/2015          1.230958           1.205750              0.0000
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.642930           6.281571              0.0000
01/01/2009 to 12/31/2009          6.281571          10.522694          5,310.9900
01/01/2010 to 12/31/2010         10.522694          12.901837         12,518.5864
01/01/2011 to 12/31/2011         12.901837          10.400117         12,711.6509
01/01/2012 to 12/31/2012         10.400117          12.260144         16,433.5012
01/01/2013 to 12/31/2013         12.260144          11.550874         20,644.3768
01/01/2014 to 12/31/2014         11.550874          10.706287         15,761.0100
01/01/2015 to 12/31/2015         10.706287           9.149386         13,900.7161
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.108316          16.450281        199,163.5196
01/01/2007 to 12/31/2007         16.450281          18.478148        183,893.7375
01/01/2008 to 12/31/2008         18.478148          10.559550        154,566.1810
01/01/2009 to 12/31/2009         10.559550          13.775213        149,892.5400
01/01/2010 to 12/31/2010         13.775213          15.216330        147,619.6761
01/01/2011 to 12/31/2011         15.216330          13.471338        134,017.9496
01/01/2012 to 12/31/2012         13.471338          15.588364        115,253.3315
01/01/2013 to 12/31/2013         15.588364          18.432908         99,060.9903
01/01/2014 to 12/31/2014         18.432908          17.006780         93,389.4553
01/01/2015 to 12/31/2015         17.006780          16.563755         77,971.3517
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.318722          11.088065        744,606.4015
01/01/2007 to 12/31/2007         11.088065          13.575168        588,870.1671
01/01/2008 to 12/31/2008         13.575168           7.167188        461,278.1288
01/01/2009 to 12/31/2009          7.167188          11.176568        409,553.6100
01/01/2010 to 12/31/2010         11.176568          14.637811        369,966.0743
01/01/2011 to 12/31/2011         14.637811          13.509535        312,159.9584
01/01/2012 to 12/31/2012         13.509535          14.637902        264,176.0562
01/01/2013 to 12/31/2013         14.637902          20.177889        227,099.5945
01/01/2014 to 12/31/2014         20.177889          20.210045        201,184.8745
01/01/2015 to 12/31/2015         20.210045          19.032543        179,185.1507
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.662270          20.376784         49,541.9598
01/01/2007 to 12/31/2007         20.376784          21.468496         48,029.6427
01/01/2008 to 12/31/2008         21.468496          12.653064         30,708.4169
01/01/2009 to 12/31/2009         12.653064          17.539462         23,684.9900
01/01/2010 to 12/31/2010         17.539462          20.160891         37,539.2534
01/01/2011 to 12/31/2011         20.160891          18.310395         38,739.4300
01/01/2012 to 12/31/2012         18.310395          21.998936         25,237.3403
01/01/2013 to 12/31/2013         21.998936          27.726873         42,099.7381
01/01/2014 to 12/31/2014         27.726873          28.081184         35,127.2373
01/01/2015 to 12/31/2015         28.081184          28.939337         32,110.2644
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         17.084698          19.131579         28,970.6575
01/01/2007 to 12/31/2007         19.131579          20.939553         41,260.0831
01/01/2008 to 12/31/2008         20.939553          11.974627         35,469.7857
01/01/2009 to 12/31/2009         11.974627          15.566243         26,807.9100
01/01/2010 to 12/31/2010         15.566243          16.575788         25,791.4761
01/01/2011 to 04/29/2011         16.575788          18.526753              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.999069           6.594248          9,433.9541
01/01/2009 to 12/31/2009          6.594248           8.671323         19,046.4000
01/01/2010 to 12/31/2010          8.671323           9.256428         29,967.0410
01/01/2011 to 12/31/2011          9.256428           8.545263         57,607.0567
01/01/2012 to 12/31/2012          8.545263          10.354716         39,364.2534
01/01/2013 to 04/26/2013         10.354716          11.027414              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999884           1.039528              0.0000
01/01/2015 to 12/31/2015          1.039528           0.974279              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.114853          13.448768         13,044.2800
01/01/2010 to 12/31/2010         13.448768          14.369890         18,269.4866
01/01/2011 to 12/31/2011         14.369890          15.835954         20,120.6639
01/01/2012 to 12/31/2012         15.835954          17.135005         31,399.9092
01/01/2013 to 12/31/2013         17.135005          15.414170         29,051.7915
01/01/2014 to 12/31/2014         15.414170          15.725891         19,554.9341
01/01/2015 to 12/31/2015         15.725891          15.107893         19,607.8711
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.523850          12.979150        263,055.7008
01/01/2007 to 12/31/2007         12.979150          13.842163        299,839.1232
01/01/2008 to 12/31/2008         13.842163          13.780917        303,935.1441
01/01/2009 to 12/31/2009         13.780917          16.127744        306,703.5500
01/01/2010 to 12/31/2010         16.127744          17.297806        290,651.9613
01/01/2011 to 12/31/2011         17.297806          17.695411        260,542.7724
01/01/2012 to 12/31/2012         17.695411          19.171445        205,311.7434
01/01/2013 to 12/31/2013         19.171445          18.645097        168,978.6837
01/01/2014 to 12/31/2014         18.645097          19.262235        144,275.0160
01/01/2015 to 12/31/2015         19.262235          19.100179        123,639.1385
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         19.502400          21.141347          2,530.4207
01/01/2007 to 12/31/2007         21.141347          22.010585          2,634.1396
01/01/2008 to 12/31/2008         22.010585          14.657668          2,433.8196
01/01/2009 to 12/31/2009         14.657668          18.004991        263,640.1200
01/01/2010 to 12/31/2010         18.004991          20.748686        237,532.5274
01/01/2011 to 12/31/2011         20.748686          19.637895        207,512.3075
01/01/2012 to 12/31/2012         19.637895          21.532914        173,693.8343
01/01/2013 to 12/31/2013         21.532914          28.412653        140,376.9201
01/01/2014 to 12/31/2014         28.412653          31.315467        112,238.1747
01/01/2015 to 12/31/2015         31.315467          31.070063         95,164.3335
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         12.088937          13.165695        869,651.1177
01/01/2007 to 12/31/2007         13.165695          13.011537        724,731.3320
01/01/2008 to 12/31/2008         13.011537           7.688459        590,729.8696
01/01/2009 to 05/01/2009          7.688459           7.616060              0.0000
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         19.355982          20.179443          3,503.0283
01/01/2007 to 12/31/2007         20.179443          21.337554          7,212.1315
01/01/2008 to 12/31/2008         21.337554          18.883922          6,115.3321
01/01/2009 to 12/31/2009         18.883922          24.919424          5,750.5800
01/01/2010 to 12/31/2010         24.919424          27.716909          7,007.1907
01/01/2011 to 12/31/2011         27.716909          28.480181          7,159.6539
01/01/2012 to 12/31/2012         28.480181          31.520534         11,918.9850
01/01/2013 to 12/31/2013         31.520534          31.736533          5,648.9834
01/01/2014 to 12/31/2014         31.736533          32.910285          5,361.0853
01/01/2015 to 12/31/2015         32.910285          32.208965          5,117.0941
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.832446          11.040610          5,413.8790
01/01/2013 to 12/31/2013         11.040610          10.452423          5,220.4423
01/01/2014 to 12/31/2014         10.452423          11.147103          5,038.5590
01/01/2015 to 12/31/2015         11.147103          11.100296          5,645.0081
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.217629          10.794742              0.0000
01/01/2014 to 12/31/2014         10.794742          11.628254              0.0000
01/01/2015 to 12/31/2015         11.628254          11.385572              0.0000
--------------------------       ---------          ---------              ------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010837           1.072195         59,578.7168
01/01/2013 to 12/31/2013          1.072195           1.170610         57,449.9986
01/01/2014 to 12/31/2014          1.170610           1.250529         55,448.3999
01/01/2015 to 12/31/2015          1.250529           1.229046         53,513.8654
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.981497          10.805529          1,490.7400
01/01/2010 to 12/31/2010         10.805529          12.025358         12,115.4415
01/01/2011 to 12/31/2011         12.025358          12.050295          9,251.6247
01/01/2012 to 12/31/2012         12.050295          13.482523         20,233.8235
01/01/2013 to 12/31/2013         13.482523          15.097128         20,315.0384
01/01/2014 to 12/31/2014         15.097128          15.839347         20,086.1084
01/01/2015 to 12/31/2015         15.839347          15.396984         17,077.7713
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.267853          10.240666          1,568.1100
01/01/2010 to 12/31/2010         10.240666          11.591180            773.0281
01/01/2011 to 12/31/2011         11.591180          11.248582         10,769.5532
01/01/2012 to 12/31/2012         11.248582          12.829437          9,116.5635
01/01/2013 to 12/31/2013         12.829437          15.019799              0.0000
01/01/2014 to 12/31/2014         15.019799          15.693753              0.0000
01/01/2015 to 12/31/2015         15.693753          15.201331              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         53.804724          62.967921         20,740.7457
01/01/2007 to 12/31/2007         62.967921          64.937964         17,001.4189
01/01/2008 to 12/31/2008         64.937964          41.084187         15,093.6352
01/01/2009 to 12/31/2009         41.084187          48.343683         13,100.7100
01/01/2010 to 12/31/2010         48.343683          56.240351         11,402.8507
01/01/2011 to 12/31/2011         56.240351          53.664240          8,991.4894
01/01/2012 to 12/31/2012         53.664240          62.929968          7,943.5482
01/01/2013 to 12/31/2013         62.929968          83.668687          6,536.4674
01/01/2014 to 12/31/2014         83.668687          94.214690          6,182.7536
01/01/2015 to 12/31/2015         94.214690          90.322923          5,685.8005
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         50.054478          58.458795        923,172.8427
01/01/2007 to 12/31/2007         58.458795          60.118473        784,605.6053
01/01/2008 to 12/31/2008         60.118473          37.952609        646,177.3350
01/01/2009 to 12/31/2009         37.952609          44.553130        561,744.8900
01/01/2010 to 12/31/2010         44.553130          51.694390        489,468.7292
01/01/2011 to 12/31/2011         51.694390          49.202286        421,778.2934
01/01/2012 to 12/31/2012         49.202286          57.554278        349,203.8956
01/01/2013 to 12/31/2013         57.554278          76.341896        291,056.0042
01/01/2014 to 12/31/2014         76.341896          85.748542        251,007.4816
01/01/2015 to 12/31/2015         85.748542          81.974051        225,665.2103
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.992879          14.933036         19,505.3477
01/01/2007 to 12/31/2007         14.933036          13.911860         16,501.4795
01/01/2008 to 12/31/2008         13.911860           8.455946         10,375.7319
01/01/2009 to 12/31/2009          8.455946          10.883933          5,048.4600
01/01/2010 to 04/30/2010         10.883933          11.649207              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.206973           8.639326         15,768.4106
01/01/2007 to 12/31/2007          8.639326          10.076643         11,181.7582
01/01/2008 to 12/31/2008         10.076643           6.019783          9,620.3883
01/01/2009 to 12/31/2009          6.019783           8.682994          5,486.5100
01/01/2010 to 12/31/2010          8.682994          10.992913          5,465.0041
01/01/2011 to 12/31/2011         10.992913          10.720490          5,445.6141
01/01/2012 to 12/31/2012         10.720490          12.083704          4,559.4565
01/01/2013 to 12/31/2013         12.083704          16.364074          3,481.7642
01/01/2014 to 12/31/2014         16.364074          18.298322          5,186.5698
01/01/2015 to 12/31/2015         18.298322          19.354266          5,174.6034
--------------------------       ---------          ---------        ------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.528437           9.044594          2,506.0600
01/01/2010 to 12/31/2010          9.044594          10.076946          2,506.0607
01/01/2011 to 12/31/2011         10.076946          10.009350          3,141.1313
01/01/2012 to 12/31/2012         10.009350          11.246275          1,623.1865
01/01/2013 to 12/31/2013         11.246275          14.961980          3,434.3403
01/01/2014 to 12/31/2014         14.961980          16.825396          2,219.0568
01/01/2015 to 12/31/2015         16.825396          17.418788          1,468.5456
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.279651          19.914145         16,050.1408
01/01/2007 to 12/31/2007         19.914145          21.732843         12,570.3964
01/01/2008 to 12/31/2008         21.732843          12.015162          8,670.8233
01/01/2009 to 12/31/2009         12.015162          14.520845          7,782.1000
01/01/2010 to 12/31/2010         14.520845          15.385763          7,464.5568
01/01/2011 to 12/31/2011         15.385763          12.184473          6,695.3631
01/01/2012 to 12/31/2012         12.184473          14.420567          6,779.0786
01/01/2013 to 12/31/2013         14.420567          16.462985          5,809.6008
01/01/2014 to 12/31/2014         16.462985          15.777930          5,509.9316
01/01/2015 to 12/31/2015         15.777930          15.304934          4,614.0456
--------------------------       ---------          ---------         -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         18.214365          17.520810              0.0000
01/01/2014 to 12/31/2014         17.520810          18.320999          1,707.6830
01/01/2015 to 12/31/2015         18.320999          18.155705          1,882.6920
--------------------------       ---------          ---------         -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         51.100245          52.765034          4,706.0098
01/01/2007 to 12/31/2007         52.765034          55.466609          9,360.9442
01/01/2008 to 12/31/2008         55.466609          52.980310         11,745.2651
01/01/2009 to 12/31/2009         52.980310          57.356052         22,619.4700
01/01/2010 to 12/31/2010         57.356052          61.459508         14,616.6162
01/01/2011 to 12/31/2011         61.459508          64.782348         15,591.1845
01/01/2012 to 12/31/2012         64.782348          68.908274         13,131.3081
01/01/2013 to 12/31/2013         68.908274          67.636584          9,935.6828
01/01/2014 to 12/31/2014         67.636584          71.630998         10,026.9931
01/01/2015 to 12/31/2015         71.630998          71.266760          9,094.6398
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.705183          12.283077         28,699.6500
01/01/2010 to 12/31/2010         12.283077          14.593026         24,752.5499
01/01/2011 to 12/31/2011         14.593026          13.175303         25,060.5656
01/01/2012 to 12/31/2012         13.175303          14.940733         22,523.9009
01/01/2013 to 12/31/2013         14.940733          19.883628         19,002.2004
01/01/2014 to 12/31/2014         19.883628          21.469580         17,413.6827
01/01/2015 to 12/31/2015         21.469580          22.624545         14,073.0733
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         16.605437          17.434652         35,510.0702
01/01/2008 to 12/31/2008         17.434652           9.915327         31,665.3122
01/01/2009 to 05/01/2009          9.915327           9.447595              0.0000
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.327047          10.705887         59,372.0238
01/01/2007 to 12/31/2007         10.705887          11.125821         82,202.0296
01/01/2008 to 12/31/2008         11.125821          11.318122        199,359.2385
01/01/2009 to 12/31/2009         11.318122          11.250744        121,930.5800
01/01/2010 to 12/31/2010         11.250744          11.155518         69,299.1832
01/01/2011 to 12/31/2011         11.155518          11.061356         63,247.1949
01/01/2012 to 12/31/2012         11.061356          10.967223         31,016.6213
01/01/2013 to 12/31/2013         10.967223          10.874397         16,740.1961
01/01/2014 to 12/31/2014         10.874397          10.782357         14,812.8101
01/01/2015 to 12/31/2015         10.782357          10.691096          7,967.7950
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.614136          13.839926         80,442.1203
01/01/2007 to 12/31/2007         13.839926          15.284962         69,561.6990
01/01/2008 to 12/31/2008         15.284962           9.616591         52,806.0793
01/01/2009 to 12/31/2009          9.616591          13.307576         44,947.4500
01/01/2010 to 12/31/2010         13.307576          14.687819         41,373.9244
01/01/2011 to 12/31/2011         14.687819          14.596050         37,484.7411
01/01/2012 to 12/31/2012         14.596050          16.723275         46,229.7761
01/01/2013 to 12/31/2013         16.723275          22.672547         38,601.9614
01/01/2014 to 12/31/2014         22.672547          24.446200         31,999.5190
01/01/2015 to 12/31/2015         24.446200          26.793996         26,686.3568
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.864642           9.459242         13,491.9595
01/01/2007 to 12/31/2007          9.459242          10.718882         40,572.8571
01/01/2008 to 12/31/2008         10.718882           5.745515         41,079.2153
01/01/2009 to 12/31/2009          5.745515           8.186557         39,704.5400
01/01/2010 to 12/31/2010          8.186557           8.880029         39,672.6724
01/01/2011 to 12/31/2011          8.880029           8.683459         34,787.6702
01/01/2012 to 04/27/2012          8.683459           9.786363              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.949416          11.594040         11,456.8397
01/01/2008 to 12/31/2008         11.594040           6.746919         15,683.1373
01/01/2009 to 12/31/2009          6.746919           8.675092         16,336.6400
01/01/2010 to 12/31/2010          8.675092          11.298050         16,477.8377
01/01/2011 to 12/31/2011         11.298050          11.510173         15,109.4493
01/01/2012 to 12/31/2012         11.510173          12.655520         13,494.7742
01/01/2013 to 12/31/2013         12.655520          18.619277         13,496.8956
01/01/2014 to 12/31/2014         18.619277          18.634275         12,144.1947
01/01/2015 to 12/31/2015         18.634275          18.740263         10,793.0760
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.743279          14.356567            485.0500
01/01/2010 to 12/31/2010         14.356567          17.450652            747.5183
01/01/2011 to 12/31/2011         17.450652          14.491116          1,556.9384
01/01/2012 to 12/31/2012         14.491116          16.940284          2,954.4441
01/01/2013 to 12/31/2013         16.940284          21.433130          3,648.4467
01/01/2014 to 12/31/2014         21.433130          19.829049          1,473.7089
01/01/2015 to 12/31/2015         19.829049          20.792750          1,449.9814
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.723242          15.070902              0.0000
01/01/2015 to 12/31/2015         15.070902          14.855855              0.0000
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.156371          15.638579        162,284.4241
01/01/2015 to 12/31/2015         15.638579          15.339804        149,985.3811
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.721561          11.292642              0.0000
01/01/2007 to 12/31/2007         11.292642          11.859319              0.0000
01/01/2008 to 12/31/2008         11.859319           9.330439              0.0000
01/01/2009 to 12/31/2009          9.330439          11.370768         21,612.2700
01/01/2010 to 12/31/2010         11.370768          12.503726         30,941.3601
01/01/2011 to 12/31/2011         12.503726          12.618189         26,320.7824
01/01/2012 to 12/31/2012         12.618189          13.875966         43,070.3191
01/01/2013 to 12/31/2013         13.875966          15.007716         49,165.8507
01/01/2014 to 04/25/2014         15.007716          15.157430              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.140000          11.743854         40,765.8059
01/01/2007 to 12/31/2007         11.743854          12.366671         68,761.1454
01/01/2008 to 12/31/2008         12.366671           9.022149         52,446.0455
01/01/2009 to 12/31/2009          9.022149          11.279399         79,533.8300
01/01/2010 to 12/31/2010         11.279399          12.570692        121,805.4652
01/01/2011 to 12/31/2011         12.570692          12.449936        147,746.5506
01/01/2012 to 12/31/2012         12.449936          13.873973        140,964.9896
01/01/2013 to 12/31/2013         13.873973          15.713490        119,286.1651
01/01/2014 to 04/25/2014         15.713490          15.810452              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.138672          16.778311        210,764.3180
01/01/2015 to 12/31/2015         16.778311          16.425408        144,071.6174
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.610000          12.270668         70,460.3114
01/01/2007 to 12/31/2007         12.270668          12.760291         27,216.4090
01/01/2008 to 12/31/2008         12.760291           8.611463         47,365.5203
01/01/2009 to 12/31/2009          8.611463          10.958058         73,586.3600
01/01/2010 to 12/31/2010         10.958058          12.341414        136,093.7861
01/01/2011 to 12/31/2011         12.341414          12.028801        209,704.3707
01/01/2012 to 12/31/2012         12.028801          13.587966        269,526.1653
01/01/2013 to 12/31/2013         13.587966          16.089232        252,128.5699
01/01/2014 to 04/25/2014         16.089232          16.139799              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.636599          17.395764         43,426.3542
01/01/2015 to 12/31/2015         17.395764          16.955995         42,195.9731
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.230000          12.937930         28,817.6413
01/01/2007 to 12/31/2007         12.937930          13.431083         31,592.7239
01/01/2008 to 12/31/2008         13.431083           8.274323         29,039.7032
01/01/2009 to 12/31/2009          8.274323          10.673651         26,950.9500
01/01/2010 to 12/31/2010         10.673651          12.222635         48,848.1365
01/01/2011 to 12/31/2011         12.222635          11.649974         43,090.3644
01/01/2012 to 12/31/2012         11.649974          13.366682         44,864.1740
01/01/2013 to 12/31/2013         13.366682          16.688120         44,292.5357
01/01/2014 to 04/25/2014         16.688120          16.649537              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           7.060359          6,333.5947
01/01/2009 to 12/31/2009          7.060359           8.999364         23,170.6400
01/01/2010 to 12/31/2010          8.999364           9.819603         28,359.2386
01/01/2011 to 12/31/2011          9.819603           9.565268         21,201.1862
01/01/2012 to 12/31/2012          9.565268          11.013070         18,532.7385
01/01/2013 to 04/26/2013         11.013070          11.876899              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.894625          13.201650        681,087.6450
01/01/2007 to 12/31/2007         13.201650          13.628272        601,504.6846
01/01/2008 to 12/31/2008         13.628272          10.492861        511,854.0469
01/01/2009 to 12/31/2009         10.492861          12.308364        478,165.4000
01/01/2010 to 12/31/2010         12.308364          13.399970        441,153.8333
01/01/2011 to 12/31/2011         13.399970          13.573618        364,787.7394
01/01/2012 to 12/31/2012         13.573618          14.980054        324,199.2627
01/01/2013 to 12/31/2013         14.980054          17.630729        250,969.1854
01/01/2014 to 12/31/2014         17.630729          18.943594        222,453.2843
01/01/2015 to 12/31/2015         18.943594          18.708212        195,627.0273
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.865709          11.805845          3,478.1709
01/01/2009 to 12/31/2009         11.805845          14.115578         23,979.4300
01/01/2010 to 12/31/2010         14.115578          15.560798         33,154.8295
01/01/2011 to 12/31/2011         15.560798          15.527958         34,116.3450
01/01/2012 to 12/31/2012         15.527958          17.908254         31,438.5776
01/01/2013 to 12/31/2013         17.908254          24.040070         81,232.9378
01/01/2014 to 12/31/2014         24.040070          26.354188         67,908.4607
01/01/2015 to 12/31/2015         26.354188          26.035893         64,438.2895
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           6.625236         26,938.5909
01/01/2009 to 12/31/2009          6.625236           8.203846        127,735.9500
01/01/2010 to 12/31/2010          8.203846           9.031096        146,089.9046
01/01/2011 to 12/31/2011          9.031096           8.905852        128,693.7970
01/01/2012 to 12/31/2012          8.905852          10.058902        100,567.5999
01/01/2013 to 04/26/2013         10.058902          11.037895              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.589856          22.047195         18,047.3963
01/01/2014 to 12/31/2014         22.047195          21.794942         17,000.0155
01/01/2015 to 12/31/2015         21.794942          21.692591         14,234.3031
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         18.166634          20.646723         30,383.9016
01/01/2007 to 04/27/2007         20.646723          22.486191              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.464158          12.186714              0.0000
01/01/2007 to 04/27/2007         12.186714          13.485704              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         18.224562          16.229602         36,522.9439
01/01/2008 to 12/31/2008         16.229602           9.928645         31,061.5290
01/01/2009 to 12/31/2009          9.928645          13.463646         26,318.1200
01/01/2010 to 12/31/2010         13.463646          16.401324         26,836.1574
01/01/2011 to 12/31/2011         16.401324          15.404795         25,210.6979
01/01/2012 to 12/31/2012         15.404795          16.081098         22,005.8828
01/01/2013 to 04/26/2013         16.081098          17.466846              0.0000
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.196677          14.770938         84,018.4431
01/01/2007 to 12/31/2007         14.770938          15.985537         70,279.2903
01/01/2008 to 12/31/2008         15.985537           9.192641         60,384.9722
01/01/2009 to 12/31/2009          9.192641          13.037536         49,176.6100
01/01/2010 to 12/31/2010         13.037536          15.091688         44,043.0757
01/01/2011 to 12/31/2011         15.091688          14.764422         40,589.0453
01/01/2012 to 12/31/2012         14.764422          17.372531         37,463.3054
01/01/2013 to 12/31/2013         17.372531          23.903536         35,345.3947
01/01/2014 to 12/31/2014         23.903536          25.793077         28,841.6896
01/01/2015 to 12/31/2015         25.793077          28.263333         26,518.6689
--------------------------       ---------          ---------         -----------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.129645          15.546298         20,585.7937
01/01/2007 to 12/31/2007         15.546298          16.883425         15,415.2355
01/01/2008 to 12/31/2008         16.883425          10.660568         14,729.7247
01/01/2009 to 12/31/2009         10.660568          14.654190         13,143.9500
01/01/2010 to 12/31/2010         14.654190          19.566718         12,433.4536
01/01/2011 to 12/31/2011         19.566718          19.682243         10,411.6376
01/01/2012 to 12/31/2012         19.682243          22.619391          8,702.9644
01/01/2013 to 12/31/2013         22.619391          32.334622          8,458.9355
01/01/2014 to 12/31/2014         32.334622          34.191868          7,728.5799
01/01/2015 to 12/31/2015         34.191868          34.737789          6,868.1436
--------------------------       ---------          ---------         -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         16.042921          19.039731              0.0000
01/01/2011 to 12/31/2011         19.039731          15.730986              0.0000
01/01/2012 to 12/31/2012         15.730986          15.999305              0.0000
01/01/2013 to 12/31/2013         15.999305          17.570042              0.0000
01/01/2014 to 12/31/2014         17.570042          14.142127              0.0000
01/01/2015 to 12/31/2015         14.142127           9.429008              0.0000
--------------------------       ---------          ---------         -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         13.203855          14.978417        500,483.5654
01/01/2007 to 12/31/2007         14.978417          15.509169        445,455.1615
01/01/2008 to 12/31/2008         15.509169           9.310002        371,250.6610
01/01/2009 to 12/31/2009          9.310002          12.169289        310,128.2700
01/01/2010 to 12/31/2010         12.169289          13.492168        284,861.3081
01/01/2011 to 12/31/2011         13.492168          12.819126        239,424.9065
01/01/2012 to 12/31/2012         12.819126          14.324438        207,011.2911
01/01/2013 to 12/31/2013         14.324438          18.965264        171,667.1632
01/01/2014 to 12/31/2014         18.965264          20.769184        144,794.1530
01/01/2015 to 12/31/2015         20.769184          21.060154        125,272.0936
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006      14.013226          16.513269           184,204.6804
01/01/2007 to 12/31/2007      16.513269          16.894721           180,238.5656
01/01/2008 to 12/31/2008      16.894721          11.534720           140,896.8309
01/01/2009 to 12/31/2009      11.534720          14.576600           108,341.6300
01/01/2010 to 12/31/2010      14.576600          16.275309           100,743.9554
01/01/2011 to 12/31/2011      16.275309          16.447930            86,092.7418
01/01/2012 to 12/31/2012      16.447930          19.456199            60,672.1944
01/01/2013 to 12/31/2013      19.456199          25.545007            40,608.6109
01/01/2014 to 12/31/2014      25.545007          28.535538            35,343.6875
01/01/2015 to 12/31/2015      28.535538          27.433128            26,089.3889

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          26.093103          27.049099         1,312.2031
01/01/2007 to 12/31/2007          27.049099          30.770328        74,954.6647
01/01/2008 to 12/31/2008          30.770328          18.777897       197,092.9401
01/01/2009 to 12/31/2009          18.777897          26.469113       364,791.9400
01/01/2010 to 12/31/2010          26.469113          29.298602       515,235.0504
01/01/2011 to 12/31/2011          29.298602          26.443255       606,943.9170
01/01/2012 to 12/31/2012          26.443255          32.101565       552,288.0065
01/01/2013 to 12/31/2013          32.101565          41.076050       505,393.6487
01/01/2014 to 12/31/2014          41.076050          41.628872       472,904.3224
01/01/2015 to 12/31/2015          41.628872          44.095742       426,683.3284
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.464894          16.992711        28,562.4325
01/01/2009 to 12/31/2009          16.992711          27.149527        99,860.4300
01/01/2010 to 12/31/2010          27.149527          32.920793       134,786.6688
01/01/2011 to 12/31/2011          32.920793          26.367076       183,217.1922
01/01/2012 to 12/31/2012          26.367076          30.863996       171,468.0248
01/01/2013 to 12/31/2013          30.863996          39.217696       155,508.8223
01/01/2014 to 12/31/2014          39.217696          39.671535       147,650.7518
01/01/2015 to 12/31/2015          39.671535          39.400957       132,250.8911
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         188.190612         109.148895        19,469.1387
01/01/2009 to 12/31/2009         109.148895         150.727907        79,436.1300
01/01/2010 to 12/31/2010         150.727907         177.194644       102,573.2508
01/01/2011 to 12/31/2011         177.194644         168.015813       113,627.5949
01/01/2012 to 12/31/2012         168.015813         196.193308       106,289.2324
01/01/2013 to 12/31/2013         196.193308         252.838779        95,208.6894
01/01/2014 to 12/31/2014         252.838779         271.758949        87,269.3973
01/01/2015 to 12/31/2015         271.758949         287.650827        79,472.6983
--------------------------       ----------         ----------       ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.265760          10.648365       217,313.8510
01/01/2013 to 12/31/2013          10.648365          11.723335       252,156.2387
01/01/2014 to 12/31/2014          11.723335          12.465792       245,658.3428
01/01/2015 to 12/31/2015          12.465792          12.419456       233,764.1792
--------------------------       ----------         ----------       ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996912           1.043645             0.0000
01/01/2015 to 12/31/2015           1.043645           1.023609             0.0000
--------------------------       ----------         ----------       ------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.205488          11.650051         29,515.1989
01/01/2013 to 12/31/2013         11.650051          11.148560         30,892.3642
01/01/2014 to 12/31/2014         11.148560          11.484625         30,715.3466
01/01/2015 to 12/31/2015         11.484625          10.287018         27,521.1488
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.019602          10.375344        509,689.2029
01/01/2013 to 12/31/2013         10.375344          11.336668        426,896.2087
01/01/2014 to 12/31/2014         11.336668          11.893802        413,346.6804
01/01/2015 to 12/31/2015         11.893802          11.768558        388,743.9633
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.270801          19.314209          3,628.3900
01/01/2010 to 12/31/2010         19.314209          22.149122         10,629.3652
01/01/2011 to 12/31/2011         22.149122          22.454444         22,839.5763
01/01/2012 to 12/31/2012         22.454444          25.920444         34,693.5740
01/01/2013 to 12/31/2013         25.920444          28.071708         29,963.4304
01/01/2014 to 12/31/2014         28.071708          28.722571         29,492.9182
01/01/2015 to 12/31/2015         28.722571          27.299593         29,251.3016
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.456458           9.574904         10,720.5123
01/01/2009 to 12/31/2009          9.574904          12.778769         11,165.6700
01/01/2010 to 12/31/2010         12.778769          14.696713         14,346.9472
01/01/2011 to 12/31/2011         14.696713          13.744790         26,204.9073
01/01/2012 to 12/31/2012         13.744790          17.152468         27,434.4834
01/01/2013 to 12/31/2013         17.152468          17.592724         31,090.2447
01/01/2014 to 12/31/2014         17.592724          19.738384         27,923.4913
01/01/2015 to 12/31/2015         19.738384          19.277756         26,502.1547
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.277183           6.615796         19,408.5226
01/01/2012 to 12/31/2012          6.615796           7.765725         21,890.2054
01/01/2013 to 12/31/2013          7.765725          11.200113         37,759.4648
01/01/2014 to 12/31/2014         11.200113          13.190223         36,755.6881
01/01/2015 to 12/31/2015         13.190223          12.538160         47,779.3037
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.440459          11.226475              0.0000
01/01/2007 to 12/31/2007         11.226475          10.462963              0.0000
01/01/2008 to 12/31/2008         10.462963           4.703540              0.0000
01/01/2009 to 12/31/2009          4.703540           6.428128              0.0000
01/01/2010 to 12/31/2010          6.428128           6.834396              0.0000
01/01/2011 to 04/29/2011          6.834396           7.277752              0.0000
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010788           1.051237          503,067.3706
01/01/2013 to 12/31/2013          1.051237           1.060675          604,872.2632
01/01/2014 to 12/31/2014          1.060675           1.109281          697,730.1443
01/01/2015 to 12/31/2015          1.109281           1.052592          618,994.1605
--------------------------        --------           --------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.507572          12.079337          779,287.1150
01/01/2007 to 12/31/2007         12.079337          11.666352          925,836.7367
01/01/2008 to 12/31/2008         11.666352           7.405894        1,005,413.5891
01/01/2009 to 12/31/2009          7.405894           9.286386        1,239,941.8700
01/01/2010 to 12/31/2010          9.286386          10.567034        1,341,700.4389
01/01/2011 to 12/31/2011         10.567034          10.314166        1,296,729.5702
01/01/2012 to 12/31/2012         10.314166          12.108316        1,121,740.4722
01/01/2013 to 12/31/2013         12.108316          16.238772        1,010,710.3536
01/01/2014 to 12/31/2014         16.238772          17.583149          917,404.8881
01/01/2015 to 12/31/2015         17.583149          16.376979          850,167.6588
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         26.009990          28.901726          436,738.9855
01/01/2007 to 12/31/2007         28.901726          28.798677          727,734.9358
01/01/2008 to 12/31/2008         28.798677          17.464781          668,746.9634
01/01/2009 to 12/31/2009         17.464781          21.890051          628,659.6800
01/01/2010 to 12/31/2010         21.890051          27.218344          611,084.4095
01/01/2011 to 12/31/2011         27.218344          25.964497          543,250.5277
01/01/2012 to 12/31/2012         25.964497          29.497584          478,252.6568
01/01/2013 to 12/31/2013         29.497584          38.073465          418,764.8518
01/01/2014 to 12/31/2014         38.073465          41.350291          368,675.7760
01/01/2015 to 12/31/2015         41.350291          37.280735          341,330.9116
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.444164          16.418707          876,895.5905
01/01/2007 to 04/27/2007         16.418707          17.519092               67.5449
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012842           1.053290          382,578.6060
01/01/2013 to 12/31/2013          1.053290           1.157959          545,882.7487
01/01/2014 to 12/31/2014          1.157959           1.227023          617,995.3042
01/01/2015 to 12/31/2015          1.227023           1.226291          621,898.5379
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.456994          10.007427         13,265.8411
01/01/2009 to 12/31/2009         10.007427          12.765074         40,210.0900
01/01/2010 to 12/31/2010         12.765074          15.078338         55,876.2016
01/01/2011 to 12/31/2011         15.078338          13.388505         61,863.3486
01/01/2012 to 12/31/2012         13.388505          15.298062         56,060.4333
01/01/2013 to 12/31/2013         15.298062          20.139153         64,078.8100
01/01/2014 to 12/31/2014         20.139153          20.820765         64,735.1518
01/01/2015 to 12/31/2015         20.820765          19.090902         62,485.3778
--------------------------       ---------          ---------         -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.768260          19.210751        475,015.5564
01/01/2007 to 12/31/2007         19.210751          20.274485        645,984.9469
01/01/2008 to 12/31/2008         20.274485          16.346342        629,602.0484
01/01/2009 to 12/31/2009         16.346342          22.145915        650,083.5500
01/01/2010 to 12/31/2010         22.145915          24.780781        619,671.0816
01/01/2011 to 12/31/2011         24.780781          25.641488        566,509.7589
01/01/2012 to 12/31/2012         25.641488          28.686110        505,480.3367
01/01/2013 to 12/31/2013         28.686110          30.682097        465,679.3207
01/01/2014 to 12/31/2014         30.682097          31.859609        420,778.4735
01/01/2015 to 12/31/2015         31.859609          30.872203        376,600.3732
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.444164          16.418707        876,895.5905
01/01/2007 to 04/27/2007         16.418707          17.519092             67.5449
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988699           9.796803         97,822.5430
01/01/2012 to 12/31/2012          9.796803          10.130466        190,305.0713
01/01/2013 to 12/31/2013         10.130466          10.151159        353,453.1666
01/01/2014 to 12/31/2014         10.151159          10.161540        408,253.9112
01/01/2015 to 12/31/2015         10.161540          10.002811        469,032.8951
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.841875          12.292994         12,066.5288
01/01/2011 to 12/31/2011         12.292994          12.136705         24,484.1249
01/01/2012 to 12/31/2012         12.136705          13.738947         40,619.0351
01/01/2013 to 12/31/2013         13.738947          13.750233         40,669.2557
01/01/2014 to 12/31/2014         13.750233          13.775585         43,474.7939
01/01/2015 to 12/31/2015         13.775585          13.077750         49,623.9193
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.538871          13.169571            7,083.3601
01/01/2007 to 12/31/2007         13.169571          13.420976           13,728.7111
01/01/2008 to 12/31/2008         13.420976           7.868158           37,521.1744
01/01/2009 to 12/31/2009          7.868158          10.338150           80,140.9500
01/01/2010 to 12/31/2010         10.338150          11.930210           95,614.2990
01/01/2011 to 12/31/2011         11.930210          11.135096          113,041.6748
01/01/2012 to 12/31/2012         11.135096          12.875808          122,870.5110
01/01/2013 to 12/31/2013         12.875808          16.517418          126,654.7450
01/01/2014 to 12/31/2014         16.517418          17.193822          136,027.2537
01/01/2015 to 12/31/2015         17.193822          16.689262          107,440.8443
--------------------------       ---------          ---------          ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.046669          10.544562        1,123,849.8837
01/01/2013 to 12/31/2013         10.544562          11.944916        1,269,007.1910
01/01/2014 to 12/31/2014         11.944916          12.973554        1,207,807.1695
01/01/2015 to 12/31/2015         12.973554          12.325620        1,166,223.5102
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.821049          11.349208            4,361.2837
01/01/2014 to 12/31/2014         11.349208          12.283004            4,269.4635
01/01/2015 to 12/31/2015         12.283004          12.019440           35,228.6603
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.615629           6.264735           16,101.0419
01/01/2009 to 12/31/2009          6.264735          10.484007           61,231.8300
01/01/2010 to 12/31/2010         10.484007          12.841577          110,555.9205
01/01/2011 to 12/31/2011         12.841577          10.341202          151,606.5676
01/01/2012 to 12/31/2012         10.341202          12.178447          133,583.9600
01/01/2013 to 12/31/2013         12.178447          11.462429          162,178.0472
01/01/2014 to 12/31/2014         11.462429          10.613681          167,456.6720
01/01/2015 to 12/31/2015         10.613681           9.061167          161,645.3494
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.133216          16.465107          286,226.8781
01/01/2007 to 12/31/2007         16.465107          18.476214          241,307.5681
01/01/2008 to 12/31/2008         18.476214          10.547833          234,096.7201
01/01/2009 to 12/31/2009         10.547833          13.746171          269,042.8000
01/01/2010 to 12/31/2010         13.746171          15.169092          357,829.1781
01/01/2011 to 12/31/2011         15.169092          13.416105          402,305.8166
01/01/2012 to 12/31/2012         13.416105          15.508856          367,498.3451
01/01/2013 to 12/31/2013         15.508856          18.320569          396,099.0157
01/01/2014 to 12/31/2014         18.320569          16.886228          389,785.6680
01/01/2015 to 12/31/2015         16.886228          16.429896          346,013.7879
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.283600          11.039306        259,528.9309
01/01/2007 to 12/31/2007         11.039306          13.501893        291,196.3282
01/01/2008 to 12/31/2008         13.501893           7.121331        314,628.6376
01/01/2009 to 12/31/2009          7.121331          11.093963        415,270.1600
01/01/2010 to 12/31/2010         11.093963          14.515122        456,943.1328
01/01/2011 to 12/31/2011         14.515122          13.382932        487,959.1410
01/01/2012 to 12/31/2012         13.382932          14.486152        461,808.7280
01/01/2013 to 12/31/2013         14.486152          19.948765        424,127.9257
01/01/2014 to 12/31/2014         19.948765          19.960577        383,981.7315
01/01/2015 to 12/31/2015         19.960577          18.778808        368,079.5804
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.507015          20.177546        141,773.5459
01/01/2007 to 12/31/2007         20.177546          21.237224        148,087.1081
01/01/2008 to 12/31/2008         21.237224          12.504179        160,036.3232
01/01/2009 to 12/31/2009         12.504179          17.315753        171,426.8400
01/01/2010 to 12/31/2010         17.315753          19.883874        178,828.6041
01/01/2011 to 12/31/2011         19.883874          18.040774        179,458.4332
01/01/2012 to 12/31/2012         18.040774          21.653231        149,717.0790
01/01/2013 to 12/31/2013         21.653231          27.263895        302,435.6555
01/01/2014 to 12/31/2014         27.263895          27.584684        268,843.6204
01/01/2015 to 12/31/2015         27.584684          28.399243        242,603.0200
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
05/01/2006 to 12/31/2006         17.184988          19.062053         78,134.6702
01/01/2007 to 12/31/2007         19.062053          19.324014        185,193.1430
01/01/2008 to 12/31/2008         19.324014          11.039651        210,180.6998
01/01/2009 to 12/31/2009         11.039651          14.336489        191,482.0300
01/01/2010 to 12/31/2010         14.336489          15.251033        173,332.6042
01/01/2011 to 04/29/2011         15.251033          17.040521              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998959           6.589701         70,643.1082
01/01/2009 to 12/31/2009          6.589701           8.656683        175,511.1300
01/01/2010 to 12/31/2010          8.656683           9.231572        232,228.9954
01/01/2011 to 12/31/2011          9.231572           8.513807        506,962.5030
01/01/2012 to 12/31/2012          8.513807          10.306238        435,040.0193
01/01/2013 to 04/26/2013         10.306238          10.972296              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999870           1.038810              0.0000
01/01/2015 to 12/31/2015          1.038810           0.972633              0.0000
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.042214          13.359313           98,105.0100
01/01/2010 to 12/31/2010         13.359313          14.260043          320,198.5640
01/01/2011 to 12/31/2011         14.260043          15.699244          447,077.6507
01/01/2012 to 12/31/2012         15.699244          16.970014          522,361.7454
01/01/2013 to 12/31/2013         16.970014          15.250482          613,532.5317
01/01/2014 to 12/31/2014         15.250482          15.543339          561,180.3291
01/01/2015 to 12/31/2015         15.543339          14.917582          520,059.7295
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.462858          12.903065          424,843.4271
01/01/2007 to 12/31/2007         12.903065          13.747193          530,325.9477
01/01/2008 to 12/31/2008         13.747193          13.672654          758,991.6608
01/01/2009 to 12/31/2009         13.672654          15.985061        1,359,657.8700
01/01/2010 to 12/31/2010         15.985061          17.127641        1,947,045.3733
01/01/2011 to 12/31/2011         17.127641          17.503870        2,231,861.4543
01/01/2012 to 12/31/2012         17.503870          18.944875        2,147,809.3390
01/01/2013 to 12/31/2013         18.944875          18.406327        2,202,784.4301
01/01/2014 to 12/31/2014         18.406327          18.996557        2,105,129.8006
01/01/2015 to 12/31/2015         18.996557          18.817905        1,939,756.6493
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         19.265198          20.870375            1,493.2981
01/01/2007 to 12/31/2007         20.870375          21.706638            3,905.2481
01/01/2008 to 12/31/2008         21.706638          14.440738           12,107.9294
01/01/2009 to 12/31/2009         14.440738          17.720787          351,356.1200
01/01/2010 to 12/31/2010         17.720787          20.400781          342,685.2265
01/01/2011 to 12/31/2011         20.400781          19.289350          336,763.3975
01/01/2012 to 12/31/2012         19.289350          21.129484          310,922.2957
01/01/2013 to 12/31/2013         21.129484          27.852481          265,377.8441
01/01/2014 to 12/31/2014         27.852481          30.667382          229,543.8961
01/01/2015 to 12/31/2015         30.667382          30.396638          207,519.8511
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         12.044679          13.104419          816,839.3714
01/01/2007 to 12/31/2007         13.104419          12.937958          770,507.4979
01/01/2008 to 12/31/2008         12.937958           7.637295          689,484.0452
01/01/2009 to 05/01/2009          7.637295           7.562857                0.0000
--------------------------       ---------          ---------        --------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         19.128257          19.928818            4,351.8578
01/01/2007 to 12/31/2007         19.928818          21.051381            8,205.4438
01/01/2008 to 12/31/2008         21.051381          18.611977           31,673.0825
01/01/2009 to 12/31/2009         18.611977          24.536038           42,776.9400
01/01/2010 to 12/31/2010         24.536038          27.263219           51,197.6592
01/01/2011 to 12/31/2011         27.263219          27.986074           48,556.5825
01/01/2012 to 12/31/2012         27.986074          30.942565           45,452.9837
01/01/2013 to 12/31/2013         30.942565          31.123461           43,412.3241
01/01/2014 to 12/31/2014         31.123461          32.242281           35,904.9906
01/01/2015 to 12/31/2015         32.242281          31.523650           35,946.0224
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.821534          11.022088           47,293.0121
01/01/2013 to 12/31/2013         11.022088          10.424455           41,874.7234
01/01/2014 to 12/31/2014         10.424455          11.106166           38,648.5292
01/01/2015 to 12/31/2015         11.106166          11.048475           41,940.0132
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.217350          10.787177           44,091.5184
01/01/2014 to 12/31/2014         10.787177          11.608490           44,273.3946
01/01/2015 to 12/31/2015         11.608490          11.354856          124,579.3683
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010820           1.071458          191,239.8563
01/01/2013 to 12/31/2013          1.071458           1.168636          212,265.4553
01/01/2014 to 12/31/2014          1.168636           1.247173          348,920.7466
01/01/2015 to 12/31/2015          1.247173           1.224522          334,981.1195
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.949248          10.759634          311,629.4900
01/01/2010 to 12/31/2010         10.759634          11.962324          961,961.5015
01/01/2011 to 12/31/2011         11.962324          11.975174        1,425,811.8372
01/01/2012 to 12/31/2012         11.975174          13.385014        1,443,569.7577
01/01/2013 to 12/31/2013         13.385014          14.972964        1,373,410.5070
01/01/2014 to 12/31/2014         14.972964          15.693376        1,286,088.0025
01/01/2015 to 12/31/2015         15.693376          15.239837        1,232,085.3209
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.238158          10.197163              872.4500
01/01/2010 to 12/31/2010         10.197163          11.530415            4,043.4780
01/01/2011 to 12/31/2011         11.530415          11.178449           20,369.9000
01/01/2012 to 12/31/2012         11.178449          12.736641           28,404.8953
01/01/2013 to 12/31/2013         12.736641          14.896261           24,716.9799
01/01/2014 to 12/31/2014         14.896261          15.549113           26,212.6445
01/01/2015 to 12/31/2015         15.549113          15.046169           25,817.0588
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         50.891240          59.376826        399,124.2698
01/01/2007 to 12/31/2007         59.376826          61.001192        410,159.3982
01/01/2008 to 12/31/2008         61.001192          38.471134        429,859.4254
01/01/2009 to 12/31/2009         38.471134          45.116662        472,113.5200
01/01/2010 to 12/31/2010         45.116662          52.295972        456,830.3455
01/01/2011 to 12/31/2011         52.295972          49.725195        414,170.0996
01/01/2012 to 12/31/2012         49.725195          58.107518        362,250.1069
01/01/2013 to 12/31/2013         58.107518          76.998742        321,396.2432
01/01/2014 to 12/31/2014         76.998742          86.399880        268,069.8283
01/01/2015 to 12/31/2015         86.399880          82.514132        252,859.5155
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         54.521838          62.600848         11,322.3539
01/01/2007 to 12/31/2007         62.600848          58.261326         10,298.5835
01/01/2008 to 12/31/2008         58.261326          35.376966          8,602.1399
01/01/2009 to 12/31/2009         35.376966          45.489365          5,150.7800
01/01/2010 to 04/30/2010         45.489365          48.671859              0.0000
--------------------------       ---------          ---------        ------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.445105           8.938588         21,346.4500
01/01/2010 to 12/31/2010          8.938588           9.948894         52,382.3184
01/01/2011 to 12/31/2011          9.948894           9.872297         81,467.0797
01/01/2012 to 12/31/2012          9.872297          11.081143         87,326.7301
01/01/2013 to 12/31/2013         11.081143          14.727565         84,528.6719
01/01/2014 to 12/31/2014         14.727565          16.545235         75,645.1927
01/01/2015 to 12/31/2015         16.545235          17.111624         66,489.3201
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.725882          19.256734              0.0000
01/01/2007 to 12/31/2007         19.256734          20.994272              0.0000
01/01/2008 to 12/31/2008         20.994272          11.595178              0.0000
01/01/2009 to 12/31/2009         11.595178          13.999266              0.0000
01/01/2010 to 12/31/2010         13.999266          14.818308              0.0000
01/01/2011 to 12/31/2011         14.818308          11.723365              0.0000
01/01/2012 to 12/31/2012         11.723365          13.860903              0.0000
01/01/2013 to 12/31/2013         13.860903          15.808242              0.0000
01/01/2014 to 12/31/2014         15.808242          15.135282              0.0000
01/01/2015 to 12/31/2015         15.135282          14.666868              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.952555          17.257330            545.9324
01/01/2014 to 12/31/2014         17.257330          18.027451          3,697.0352
01/01/2015 to 12/31/2015         18.027451          17.846946         19,670.2482
--------------------------       ---------          ---------        ------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         49.970703          51.547282         14,887.9227
01/01/2007 to 12/31/2007         51.547282          54.132083         33,945.8649
01/01/2008 to 12/31/2008         54.132083          51.653777         54,149.8644
01/01/2009 to 12/31/2009         51.653777          55.864084        120,132.9200
01/01/2010 to 12/31/2010         55.864084          59.800983        156,881.7053
01/01/2011 to 12/31/2011         59.800983          62.971339        172,966.1693
01/01/2012 to 12/31/2012         62.971339          66.914627        166,183.3811
01/01/2013 to 12/31/2013         66.914627          65.614068        162,733.1015
01/01/2014 to 12/31/2014         65.614068          69.419593        160,530.4599
01/01/2015 to 12/31/2015         69.419593          68.997558        165,332.8512
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         23.561882          29.800754          2,800.0200
01/01/2010 to 12/31/2010         29.800754          35.369721          6,068.4573
01/01/2011 to 12/31/2011         35.369721          31.901660          8,545.0316
01/01/2012 to 12/31/2012         31.901660          36.139997         10,090.2376
01/01/2013 to 12/31/2013         36.139997          48.048266          9,185.2972
01/01/2014 to 12/31/2014         48.048266          51.828815          8,662.9681
01/01/2015 to 12/31/2015         51.828815          54.562368          8,711.9027
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.290668          10.657546         46,552.2212
01/01/2007 to 12/31/2007         10.657546          11.064457        104,565.7642
01/01/2008 to 12/31/2008         11.064457          11.244417        188,405.0495
01/01/2009 to 12/31/2009         11.244417          11.166304        288,308.2000
01/01/2010 to 12/31/2010         11.166304          11.060725        211,753.7872
01/01/2011 to 12/31/2011         11.060725          10.956430        293,202.3934
01/01/2012 to 12/31/2012         10.956430          10.852271        296,671.0429
01/01/2013 to 12/31/2013         10.852271          10.749661        267,354.2838
01/01/2014 to 12/31/2014         10.749661          10.648022        181,341.9104
01/01/2015 to 12/31/2015         10.648022          10.547344        160,117.3046
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          5.014280           5.092360        249,889.3374
01/01/2007 to 12/31/2007          5.092360           5.618407        216,149.1484
01/01/2008 to 12/31/2008          5.618407           3.531289        182,170.8581
01/01/2009 to 12/31/2009          3.531289           4.881766        163,857.8800
01/01/2010 to 12/31/2010          4.881766           5.382714        153,431.1058
01/01/2011 to 12/31/2011          5.382714           5.343747        130,326.7780
01/01/2012 to 12/31/2012          5.343747           6.116394        735,687.5671
01/01/2013 to 12/31/2013          6.116394           8.284006        712,400.4774
01/01/2014 to 12/31/2014          8.284006           8.923128        631,646.4157
01/01/2015 to 12/31/2015          8.923128           9.770323        615,984.3610
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.821475           9.403797          323,314.4077
01/01/2007 to 12/31/2007          9.403797          10.645350          387,043.1565
01/01/2008 to 12/31/2008         10.645350           5.700361          401,741.6968
01/01/2009 to 12/31/2009          5.700361           8.114102          449,459.5800
01/01/2010 to 12/31/2010          8.114102           8.792647          477,620.0525
01/01/2011 to 12/31/2011          8.792647           8.589434          445,093.2657
01/01/2012 to 04/27/2012          8.589434           9.677245                0.0000
--------------------------       ---------          ---------          ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.877909          11.516921           81,727.5320
01/01/2008 to 12/31/2008         11.516921           6.695302          144,505.8392
01/01/2009 to 12/31/2009          6.695302           8.600118          169,066.9900
01/01/2010 to 12/31/2010          8.600118          11.189229          163,180.4213
01/01/2011 to 12/31/2011         11.189229          11.387934          146,517.7739
01/01/2012 to 12/31/2012         11.387934          12.508537          124,440.2790
01/01/2013 to 12/31/2013         12.508537          18.384655          104,799.1372
01/01/2014 to 12/31/2014         18.384655          18.381065           99,558.3661
01/01/2015 to 12/31/2015         18.381065          18.467132           93,789.2762
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.737795          14.339784              582.7900
01/01/2010 to 12/31/2010         14.339784          17.412856           14,369.0804
01/01/2011 to 12/31/2011         17.412856          14.445286           19,439.2991
01/01/2012 to 12/31/2012         14.445286          16.869747            9,119.7478
01/01/2013 to 12/31/2013         16.869747          21.322570            7,970.0065
01/01/2014 to 12/31/2014         21.322570          19.707036            8,251.6147
01/01/2015 to 12/31/2015         19.707036          20.644150            7,930.9418
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.591297          14.925737           50,056.3562
01/01/2015 to 12/31/2015         14.925737          14.698053           63,495.3824
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.013270          15.480445        7,522,144.6079
01/01/2015 to 12/31/2015         15.480445          15.169509        6,872,263.3314
--------------------------       ---------          ---------        --------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.705601          11.268360             3,070.5519
01/01/2007 to 12/31/2007         11.268360          11.821931            40,622.1982
01/01/2008 to 12/31/2008         11.821931           9.291690           316,045.2884
01/01/2009 to 12/31/2009          9.291690          11.312232         1,055,330.2000
01/01/2010 to 12/31/2010         11.312232          12.426932         1,583,779.7413
01/01/2011 to 12/31/2011         12.426932          12.528188         1,961,732.4540
01/01/2012 to 12/31/2012         12.528188          13.763153         2,065,380.6052
01/01/2013 to 12/31/2013         13.763153          14.870825         1,794,912.6794
01/01/2014 to 04/25/2014         14.870825          15.014442                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.119360          11.718604            13,918.1293
01/01/2007 to 12/31/2007         11.718604          12.327685           514,413.5535
01/01/2008 to 12/31/2008         12.327685           8.984678         1,277,750.8877
01/01/2009 to 12/31/2009          8.984678          11.221329         3,593,661.4700
01/01/2010 to 12/31/2010         11.221329          12.493483         5,385,903.3170
01/01/2011 to 12/31/2011         12.493483          12.361129         6,494,545.6783
01/01/2012 to 12/31/2012         12.361129          13.761169         6,453,162.8873
01/01/2013 to 12/31/2013         13.761169          15.570157         6,134,216.5093
01/01/2014 to 04/25/2014         15.570157          15.661297                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.986278          16.608635        15,117,522.5541
01/01/2015 to 12/31/2015         16.608635          16.243043        14,323,631.8018
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.591477          12.244288           262,690.2659
01/01/2007 to 12/31/2007         12.244288          12.720065         1,770,919.6819
01/01/2008 to 12/31/2008         12.720065           8.575693         4,419,617.5305
01/01/2009 to 12/31/2009          8.575693          10.901635        10,086,481.1900
01/01/2010 to 12/31/2010         10.901635          12.265608        14,710,264.7860
01/01/2011 to 12/31/2011         12.265608          11.942989        17,705,937.2866
01/01/2012 to 12/31/2012         11.942989          13.477478        16,984,082.3326
01/01/2013 to 12/31/2013         13.477478          15.942461        15,864,954.5200
01/01/2014 to 04/25/2014         15.942461          15.987527                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.479489          17.219828         5,077,306.3518
01/01/2015 to 12/31/2015         17.219828          16.767723         4,542,640.7334
--------------------------       ---------          ---------        ---------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.214412          12.910117          130,854.2179
01/01/2007 to 12/31/2007         12.910117          13.388744        1,269,502.1884
01/01/2008 to 12/31/2008         13.388744           8.239949        2,959,065.7283
01/01/2009 to 12/31/2009          8.239949          10.618684        4,349,103.4800
01/01/2010 to 12/31/2010         10.618684          12.147548        4,418,755.1888
01/01/2011 to 12/31/2011         12.147548          11.566853        4,442,353.0029
01/01/2012 to 12/31/2012         11.566853          13.257980        4,263,221.0712
01/01/2013 to 12/31/2013         13.257980          16.535872        5,591,962.4832
01/01/2014 to 04/25/2014         16.535872          16.492440                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998959           7.055493          676,921.2757
01/01/2009 to 12/31/2009          7.055493           8.984175        1,839,369.9200
01/01/2010 to 12/31/2010          8.984175           9.793239        2,177,123.8819
01/01/2011 to 12/31/2011          9.793239           9.530068        2,144,447.8371
01/01/2012 to 12/31/2012          9.530068          10.961520        2,008,753.8876
01/01/2013 to 04/26/2013         10.961520          11.817549                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         44.101407          48.898652          245,163.4710
01/01/2007 to 12/31/2007         48.898652          50.428124          246,324.7664
01/01/2008 to 12/31/2008         50.428124          38.787323          240,906.3437
01/01/2009 to 12/31/2009         38.787323          45.452941          286,736.0300
01/01/2010 to 12/31/2010         45.452941          49.434648          294,958.2474
01/01/2011 to 12/31/2011         49.434648          50.025330          294,651.8920
01/01/2012 to 12/31/2012         50.025330          55.153258          271,188.6764
01/01/2013 to 12/31/2013         55.153258          64.847603          236,114.0769
01/01/2014 to 12/31/2014         64.847603          69.606816          205,769.3689
01/01/2015 to 12/31/2015         69.606816          68.673199          184,914.6811
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.701554          11.683001           35,075.5872
01/01/2009 to 12/31/2009         11.683001          13.954735          174,760.7800
01/01/2010 to 12/31/2010         13.954735          15.368123          340,192.3465
01/01/2011 to 12/31/2011         15.368123          15.320392          450,839.2618
01/01/2012 to 12/31/2012         15.320392          17.651120          421,805.4626
01/01/2013 to 12/31/2013         17.651120          23.671229        1,241,430.7169
01/01/2014 to 12/31/2014         23.671229          25.923906        1,087,116.0487
01/01/2015 to 12/31/2015         25.923906          25.585205          990,283.4306
--------------------------       ---------          ---------        --------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998959           6.620666          228,554.2176
01/01/2009 to 12/31/2009          6.620666           8.189993        1,004,432.1000
01/01/2010 to 12/31/2010          8.189993           9.006842        1,573,368.8568
01/01/2011 to 12/31/2011          9.006842           8.873072        1,857,789.3844
01/01/2012 to 12/31/2012          8.873072          10.011811        1,722,399.7391
01/01/2013 to 04/26/2013         10.011811          10.982730                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         21.264893          26.635569           65,628.3066
01/01/2014 to 12/31/2014         26.635569          26.304490           62,957.5627
01/01/2015 to 12/31/2015         26.304490          26.154791           58,905.6755
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         16.613740          18.863010           68,522.0611
01/01/2007 to 04/27/2007         18.863010          20.536872                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.452302          12.166044              197.8459
01/01/2007 to 04/27/2007         12.166044          13.458449                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         18.123552          16.128812          104,420.1881
01/01/2008 to 12/31/2008         16.128812           9.857069          109,273.6698
01/01/2009 to 12/31/2009          9.857069          13.353227           95,743.8500
01/01/2010 to 12/31/2010         13.353227          16.250571           95,603.1899
01/01/2011 to 12/31/2011         16.250571          15.247968           96,171.4394
01/01/2012 to 12/31/2012         15.247968          15.901387           93,127.8477
01/01/2013 to 04/26/2013         15.901387          17.266159                0.0000
--------------------------       ---------          ---------        --------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         16.018769          18.998468            5,027.7312
01/01/2011 to 12/31/2011         18.998468          15.681217           19,388.2859
01/01/2012 to 12/31/2012         15.681217          15.932657           23,159.8665
01/01/2013 to 12/31/2013         15.932657          17.479359           21,440.2580
01/01/2014 to 12/31/2014         17.479359          14.055042           21,574.9645
01/01/2015 to 12/31/2015         14.055042           9.361552           37,173.7093
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006      35.434737          40.157012          203,819.8255
01/01/2007 to 12/31/2007      40.157012          41.538159          217,833.4151
01/01/2008 to 12/31/2008      41.538159          24.909874          271,311.7190
01/01/2009 to 12/31/2009      24.909874          32.527645          328,475.9000
01/01/2010 to 12/31/2010      32.527645          36.027589          347,648.6431
01/01/2011 to 12/31/2011      36.027589          34.196237          344,074.2561
01/01/2012 to 12/31/2012      34.196237          38.173413          313,776.7914
01/01/2013 to 12/31/2013      38.173413          50.490346          271,820.4769
01/01/2014 to 12/31/2014      50.490346          55.237571          238,962.4279
01/01/2015 to 12/31/2015      55.237571          55.955447          211,478.4975
--------------------------    ---------          ---------          ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006      13.961553          16.435984          412,046.4437
01/01/2007 to 12/31/2007      16.435984          16.798749          499,765.6470
01/01/2008 to 12/31/2008      16.798749          11.457673          454,885.5597
01/01/2009 to 12/31/2009      11.457673          14.464759          344,462.5100
01/01/2010 to 12/31/2010      14.464759          16.134305          301,037.8674
01/01/2011 to 12/31/2011      16.134305          16.289164          258,260.1012
01/01/2012 to 12/31/2012      16.289164          19.249040          210,195.2453
01/01/2013 to 12/31/2013      19.249040          25.247775          176,408.6601
01/01/2014 to 12/31/2014      25.247775          28.175321          144,229.6657
01/01/2015 to 12/31/2015      28.175321          27.059744          135,864.9103

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          14.645805          18.594523           629.0873
01/01/2007 to 12/31/2007          18.594523          21.111940           621.1544
01/01/2008 to 12/31/2008          21.111940          12.464839           620.1018
01/01/2009 to 12/31/2009          12.464839          16.690028           618.8700
01/01/2010 to 12/31/2010          16.690028          18.649573           617.7031
01/01/2011 to 12/31/2011          18.649573          17.219617           470.2915
01/01/2012 to 12/31/2012          17.219617          19.695283           470.2915
01/01/2013 to 12/31/2013          19.695283          23.206828           470.2915
01/01/2014 to 12/31/2014          23.206828          23.052068           470.2915
01/01/2015 to 12/31/2015          23.052068          22.287906           470.2915
--------------------------        ---------          ---------           --------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          25.968881          26.918630           224.1657
01/01/2007 to 12/31/2007          26.918630          30.606523         1,145.1691
01/01/2008 to 12/31/2008          30.606523          18.668550         8,955.0302
01/01/2009 to 12/31/2009          18.668550          26.301828        18,753.1700
01/01/2010 to 12/31/2010          26.301828          29.098895        22,626.7664
01/01/2011 to 12/31/2011          29.098895          26.249899        34,082.5692
01/01/2012 to 12/31/2012          26.249899          31.850829        31,119.7392
01/01/2013 to 12/31/2013          31.850829          40.734857        27,684.7407
01/01/2014 to 12/31/2014          40.734857          41.262446        27,442.3557
01/01/2015 to 12/31/2015          41.262446          43.685750        23,534.3061
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.297934          16.902186         1,718.1560
01/01/2009 to 12/31/2009          16.902186          26.991403         3,850.4200
01/01/2010 to 12/31/2010          26.991403          32.712716         4,592.8821
01/01/2011 to 12/31/2011          32.712716          26.187334         8,131.7492
01/01/2012 to 12/31/2012          26.187334          30.638198         7,412.5463
01/01/2013 to 12/31/2013          30.638198          38.911338         6,242.9439
01/01/2014 to 12/31/2014          38.911338          39.341947         6,345.6664
01/01/2015 to 12/31/2015          39.341947          39.054070         6,268.3882
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         185.923954         107.797606         1,509.2499
01/01/2009 to 12/31/2009         107.797606         148.787449         4,758.3400
01/01/2010 to 12/31/2010         148.787449         174.826106         5,492.1675
01/01/2011 to 12/31/2011         174.826106         165.687253         7,597.7763
01/01/2012 to 12/31/2012         165.687253         193.377047         5,844.2641
01/01/2013 to 12/31/2013         193.377047         249.084895         5,320.2523
01/01/2014 to 12/31/2014         249.084895         267.590314         4,984.5311
01/01/2015 to 12/31/2015         267.590314         283.096815         4,637.2222
--------------------------       ----------         ----------        -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         12.077799          14.522376         25,030.5808
01/01/2007 to 12/31/2007         14.522376          16.599409         21,373.4439
01/01/2008 to 12/31/2008         16.599409           9.798006         18,300.2626
01/01/2009 to 12/31/2009          9.798006          13.293826          7,174.5400
01/01/2010 to 12/31/2010         13.293826          14.268072          7,142.3391
01/01/2011 to 12/31/2011         14.268072          12.624073          7,119.5609
01/01/2012 to 12/31/2012         12.624073          14.776555          3,903.6735
01/01/2013 to 12/31/2013         14.776555          17.990055          3,427.7519
01/01/2014 to 12/31/2014         17.990055          15.828378          3,420.8873
01/01/2015 to 12/31/2015         15.828378          14.653439          3,401.5837
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.260586          10.639427              0.0000
01/01/2013 to 12/31/2013         10.639427          11.707640          1,350.3064
01/01/2014 to 12/31/2014         11.707640          12.442880          1,333.4618
01/01/2015 to 12/31/2015         12.442880          12.390432            994.4045
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996905           1.043285              0.0000
01/01/2015 to 12/31/2015          1.043285           1.022744              0.0000
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.199691          11.640117              0.0000
01/01/2013 to 12/31/2013         11.640117          11.133484            327.8236
01/01/2014 to 12/31/2014         11.133484          11.463360            358.2336
01/01/2015 to 12/31/2015         11.463360          10.262832              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.014551          10.366634         15,104.2787
01/01/2013 to 12/31/2013         10.366634          11.321491         16,322.3628
01/01/2014 to 12/31/2014         11.321491          11.871940         21,112.9456
01/01/2015 to 12/31/2015         11.871940          11.741052         20,650.8841
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.174251          19.185768              0.0000
01/01/2010 to 12/31/2010         19.185768          21.990837          2,393.8960
01/01/2011 to 12/31/2011         21.990837          22.282862          2,893.3170
01/01/2012 to 12/31/2012         22.282862          25.709456         10,296.2864
01/01/2013 to 12/31/2013         25.709456          27.829293          9,011.3560
01/01/2014 to 12/31/2014         27.829293          28.460301          9,631.1115
01/01/2015 to 12/31/2015         28.460301          27.036788          8,933.4220
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.421620           9.552544            529.7680
01/01/2009 to 12/31/2009          9.552544          12.742551            558.3000
01/01/2010 to 12/31/2010         12.742551          14.647744          5,259.1932
01/01/2011 to 12/31/2011         14.647744          13.692155          9,060.5615
01/01/2012 to 12/31/2012         13.692155          17.078201          8,878.6413
01/01/2013 to 12/31/2013         17.078201          17.507793          6,324.5006
01/01/2014 to 12/31/2014         17.507793          19.633277          6,316.2163
01/01/2015 to 12/31/2015         19.633277          19.165514          6,150.3263
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.257163           6.595404              0.0000
01/01/2012 to 12/31/2012          6.595404           7.737899            620.7568
01/01/2013 to 12/31/2013          7.737899          11.154408            659.5885
01/01/2014 to 12/31/2014         11.154408          13.129832            659.5885
01/01/2015 to 12/31/2015         13.129832          12.474511            800.2404
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.645366          12.186767              0.0000
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.437855          11.219954              0.0000
01/01/2007 to 12/31/2007         11.219954          10.451627              0.0000
01/01/2008 to 12/31/2008         10.451627           4.696077              0.0000
01/01/2009 to 12/31/2009          4.696077           6.414719              0.0000
01/01/2010 to 12/31/2010          6.414719           6.816733              0.0000
01/01/2011 to 04/29/2011          6.816733           7.257760              0.0000
--------------------------       ---------          ---------          ----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010779           1.050875              0.0000
01/01/2013 to 12/31/2013          1.050875           1.059780          1,042.0514
01/01/2014 to 12/31/2014          1.059780           1.107791          2,137.3190
01/01/2015 to 12/31/2015          1.107791           1.050652         57,278.3281
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.504047          12.069267         23,299.7898
01/01/2007 to 12/31/2007         12.069267          11.650766         29,277.2162
01/01/2008 to 12/31/2008         11.650766           7.392281         42,566.5554
01/01/2009 to 12/31/2009          7.392281           9.263448         74,605.3000
01/01/2010 to 12/31/2010          9.263448          10.533563         63,824.4425
01/01/2011 to 12/31/2011         10.533563          10.274314         68,911.7131
01/01/2012 to 12/31/2012         10.274314          12.046543         58,033.6739
01/01/2013 to 12/31/2013         12.046543          16.147344         50,055.4615
01/01/2014 to 12/31/2014         16.147344          17.475410         44,127.6527
01/01/2015 to 12/31/2015         17.475410          16.268489         41,620.6976
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.746048          28.594177         91,865.9768
01/01/2007 to 12/31/2007         28.594177          28.477901        104,949.7030
01/01/2008 to 12/31/2008         28.477901          17.261569         98,363.3581
01/01/2009 to 12/31/2009         17.261569          21.624530         95,655.1900
01/01/2010 to 12/31/2010         21.624530          26.874767         85,260.3747
01/01/2011 to 12/31/2011         26.874767          25.623951         79,416.8559
01/01/2012 to 12/31/2012         25.623951          29.096071         74,103.1128
01/01/2013 to 12/31/2013         29.096071          37.536456         64,375.9026
01/01/2014 to 12/31/2014         37.536456          40.746684         56,375.9970
01/01/2015 to 12/31/2015         40.746684          36.718155         53,921.0374
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.424919          16.388660         96,827.3540
01/01/2007 to 04/27/2007         16.388660          17.484182              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012834           1.052928              0.0000
01/01/2013 to 12/31/2013          1.052928           1.156982              0.0000
01/01/2014 to 12/31/2014          1.156982           1.225375              0.0000
01/01/2015 to 12/31/2015          1.225375           1.224032              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.436882           9.989079          1,208.5341
01/01/2009 to 12/31/2009          9.989079          12.735298          3,901.3100
01/01/2010 to 12/31/2010         12.735298          15.035653          4,950.1259
01/01/2011 to 12/31/2011         15.035653          13.343938         11,078.5742
01/01/2012 to 12/31/2012         13.343938          15.239479          9,170.5754
01/01/2013 to 12/31/2013         15.239479          20.052009          8,520.5143
01/01/2014 to 12/31/2014         20.052009          20.720308          8,500.3628
01/01/2015 to 12/31/2015         20.720308          18.989289          8,651.7941
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.512482          18.924769        129,024.6997
01/01/2007 to 12/31/2007         18.924769          19.962632        128,228.8857
01/01/2008 to 12/31/2008         19.962632          16.086835        114,812.1869
01/01/2009 to 12/31/2009         16.086835          21.783455        123,326.6900
01/01/2010 to 12/31/2010         21.783455          24.363018        105,391.2614
01/01/2011 to 12/31/2011         24.363018          25.196647         98,553.4215
01/01/2012 to 12/31/2012         25.196647          28.174287         92,857.9169
01/01/2013 to 12/31/2013         28.174287          30.119598         79,814.6531
01/01/2014 to 12/31/2014         30.119598          31.259890         74,147.1230
01/01/2015 to 12/31/2015         31.259890          30.275924         68,297.0001
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.424919          16.388660         96,827.3540
01/01/2007 to 04/27/2007         16.388660          17.484182              0.0000
--------------------------       ---------          ---------         -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         12.247363          12.889755         12,722.6205
01/01/2007 to 04/27/2007         12.889755          13.778830              0.0000
--------------------------       ---------          ---------         -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988631           9.793488         11,947.3497
01/01/2012 to 12/31/2012          9.793488          10.121948         13,370.7539
01/01/2013 to 12/31/2013         10.121948          10.137553         15,264.8454
01/01/2014 to 12/31/2014         10.137553          10.142848         17,386.1339
01/01/2015 to 12/31/2015         10.142848           9.979419         32,664.6597
--------------------------       ---------          ---------         -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.835911          12.282733          1,854.2742
01/01/2011 to 12/31/2011         12.282733          12.120526          4,731.7615
01/01/2012 to 12/31/2012         12.120526          13.713737          4,514.1891
01/01/2013 to 12/31/2013         13.713737          13.718141          4,947.8528
01/01/2014 to 12/31/2014         13.718141          13.736562          5,424.1248
01/01/2015 to 12/31/2015         13.736562          13.034180          3,129.7108
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.530000          13.155404             75.0660
01/01/2007 to 12/31/2007         13.155404          13.399798              0.0000
01/01/2008 to 12/31/2008         13.399798           7.851792              0.0000
01/01/2009 to 12/31/2009          7.851792          10.311487              0.0000
01/01/2010 to 12/31/2010         10.311487          11.893500            755.2322
01/01/2011 to 12/31/2011         11.893500          11.095292          7,973.6968
01/01/2012 to 12/31/2012         11.095292          12.823335          7,313.2349
01/01/2013 to 12/31/2013         12.823335          16.441887          6,540.8691
01/01/2014 to 12/31/2014         16.441887          17.106640          6,158.0197
01/01/2015 to 12/31/2015         17.106640          16.596334          4,835.9484
--------------------------       ---------          ---------         -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.041605          10.535712              0.0000
01/01/2013 to 12/31/2013         10.535712          11.928925            647.3192
01/01/2014 to 12/31/2014         11.928925          12.949710         17,149.2753
01/01/2015 to 12/31/2015         12.949710          12.296814         17,753.6311
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987729           1.014361              0.0000
01/01/2013 to 12/31/2013          1.014361           1.134262              0.0000
01/01/2014 to 12/31/2014          1.134262           1.226974              0.0000
01/01/2015 to 12/31/2015          1.226974           1.200045              0.0000
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.601998           6.256334            505.2729
01/01/2009 to 12/31/2009          6.256334          10.464716          2,458.2100
01/01/2010 to 12/31/2010         10.464716          12.811552         27,794.1219
01/01/2011 to 12/31/2011         12.811552          10.311869         36,814.3590
01/01/2012 to 12/31/2012         10.311869          12.137802         26,022.8940
01/01/2013 to 12/31/2013         12.137802          11.418461         26,126.4983
01/01/2014 to 12/31/2014         11.418461          10.567679         27,505.7590
01/01/2015 to 12/31/2015         10.567679           9.017377         33,472.6730
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.036397          16.335582         32,775.0332
01/01/2007 to 12/31/2007         16.335582          18.321653         33,248.6477
01/01/2008 to 12/31/2008         18.321653          10.454338         30,151.6775
01/01/2009 to 12/31/2009         10.454338          13.617514         37,226.4400
01/01/2010 to 12/31/2010         13.617514          15.019616         32,877.0936
01/01/2011 to 12/31/2011         15.019616          13.277267         41,758.0967
01/01/2012 to 12/31/2012         13.277267          15.340651         34,972.0449
01/01/2013 to 12/31/2013         15.340651          18.112814         32,841.9519
01/01/2014 to 12/31/2014         18.112814          16.686387         32,804.5941
01/01/2015 to 12/31/2015         16.686387          16.227336         32,944.7988
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.247254          10.994803         77,531.0524
01/01/2007 to 12/31/2007         10.994803          13.440705         70,695.3196
01/01/2008 to 12/31/2008         13.440705           7.085492         68,230.1535
01/01/2009 to 12/31/2009          7.085492          11.032616         67,582.9000
01/01/2010 to 12/31/2010         11.032616          14.427650         79,184.0556
01/01/2011 to 12/31/2011         14.427650          13.295644         80,542.7324
01/01/2012 to 12/31/2012         13.295644          14.384434         79,710.4102
01/01/2013 to 12/31/2013         14.384434          19.798798         67,683.2793
01/01/2014 to 12/31/2014         19.798798          19.800614         63,158.1885
01/01/2015 to 12/31/2015         19.800614          18.618997         62,197.2115
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.429872          20.078622         11,093.2987
01/01/2007 to 12/31/2007         20.078622          21.122482         13,322.9337
01/01/2008 to 12/31/2008         21.122482          12.430370         13,847.5075
01/01/2009 to 12/31/2009         12.430370          17.204937         15,156.8800
01/01/2010 to 12/31/2010         17.204937          19.746757         17,415.1627
01/01/2011 to 12/31/2011         19.746757          17.907420         17,214.2709
01/01/2012 to 12/31/2012         17.907420          21.482378         25,779.7449
01/01/2013 to 12/31/2013         21.482378          27.035259         38,362.6953
01/01/2014 to 12/31/2014         27.035259          27.339681         33,983.5021
01/01/2015 to 12/31/2015         27.339681          28.132932         30,751.4468
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.966367          20.461390          7,993.5984
01/01/2007 to 12/31/2007         20.461390          20.732155         10,956.3214
01/01/2008 to 12/31/2008         20.732155          11.838158         11,439.4894
01/01/2009 to 12/31/2009         11.838158          15.365774         11,151.3500
01/01/2010 to 12/31/2010         15.365774          16.337813          9,304.7464
01/01/2011 to 04/29/2011         16.337813          18.251844              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998904           6.587429         10,642.8810
01/01/2009 to 12/31/2009          6.587429           8.649372         23,490.8200
01/01/2010 to 12/31/2010          8.649372           9.219168         23,913.8769
01/01/2011 to 12/31/2011          9.219168           8.498123         44,430.1880
01/01/2012 to 12/31/2012          8.498123          10.282084         42,882.3629
01/01/2013 to 04/26/2013         10.282084          10.944841              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999863           1.038452              0.0000
01/01/2015 to 12/31/2015          1.038452           0.971811              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.006059          13.314808            901.2300
01/01/2010 to 12/31/2010         13.314808          14.205435         30,852.3088
01/01/2011 to 12/31/2011         14.205435          15.631331         49,413.5012
01/01/2012 to 12/31/2012         15.631331          16.888116         53,489.3626
01/01/2013 to 12/31/2013         16.888116          15.169291         36,618.8645
01/01/2014 to 12/31/2014         15.169291          15.452859         34,993.4588
01/01/2015 to 12/31/2015         15.452859          14.823327         36,333.3310
--------------------------       ---------          ---------         -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.432473          12.865190         62,567.5371
01/01/2007 to 12/31/2007         12.865190          13.699952         65,701.6390
01/01/2008 to 12/31/2008         13.699952          13.618841         82,295.6619
01/01/2009 to 12/31/2009         13.618841          15.914193        132,029.5800
01/01/2010 to 12/31/2010         15.914193          17.043187        127,253.9239
01/01/2011 to 12/31/2011         17.043187          17.408878        162,931.7226
01/01/2012 to 12/31/2012         17.408878          18.832595        163,363.5530
01/01/2013 to 12/31/2013         18.832595          18.288091        150,962.8528
01/01/2014 to 12/31/2014         18.288091          18.865094        142,508.4749
01/01/2015 to 12/31/2015         18.865094          18.678336        134,555.1856
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         19.147638          20.736144              0.0000
01/01/2007 to 12/31/2007         20.736144          21.556187              0.0000
01/01/2008 to 12/31/2008         21.556187          14.333444              0.0000
01/01/2009 to 12/31/2009         14.333444          17.580327         39,732.8000
01/01/2010 to 12/31/2010         17.580327          20.228971         35,571.9437
01/01/2011 to 12/31/2011         20.228971          19.117355         31,038.3237
01/01/2012 to 12/31/2012         19.117355          20.930559         29,707.2907
01/01/2013 to 12/31/2013         20.930559          27.576480         26,373.8581
01/01/2014 to 12/31/2014         27.576480          30.348308         23,434.5962
01/01/2015 to 12/31/2015         30.348308          30.065342         20,854.6371
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         12.022612          13.073890        102,610.1931
01/01/2007 to 12/31/2007         13.073890          12.901327         93,902.8167
01/01/2008 to 12/31/2008         12.901327           7.611841         87,403.9075
01/01/2009 to 05/01/2009          7.611841           7.536396              0.0000
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         19.015359          19.804629              0.0000
01/01/2007 to 12/31/2007         19.804629          20.909684          1,906.7834
01/01/2008 to 12/31/2008         20.909684          18.477430            646.8164
01/01/2009 to 12/31/2009         18.477430          24.346502            526.0300
01/01/2010 to 12/31/2010         24.346502          27.039099          1,939.0942
01/01/2011 to 12/31/2011         27.039099          27.742175          1,459.0105
01/01/2012 to 12/31/2012         27.742175          30.657490          5,825.9579
01/01/2013 to 12/31/2013         30.657490          30.821303          5,448.4096
01/01/2014 to 12/31/2014         30.821303          31.913300          5,242.7337
01/01/2015 to 12/31/2015         31.913300          31.186401          4,970.3212
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.816082          11.012839              0.0000
01/01/2013 to 12/31/2013         11.012839          10.410499              0.0000
01/01/2014 to 12/31/2014         10.410499          11.085754              0.0000
01/01/2015 to 12/31/2015         11.085754          11.022656              0.0000
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.217211          10.783396            718.6665
01/01/2014 to 12/31/2014         10.783396          11.598620            633.6810
01/01/2015 to 12/31/2015         11.598620          11.339529              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010812           1.071090              0.0000
01/01/2013 to 12/31/2013          1.071090           1.167651          2,627.2426
01/01/2014 to 12/31/2014          1.167651           1.245499          3,236.2397
01/01/2015 to 12/31/2015          1.245499           1.222267              0.0000
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.933166       10.736759                 0.0000
01/01/2010 to 12/31/2010         10.736759       11.930930             5,865.1046
01/01/2011 to 12/31/2011         11.930930       11.937789            40,801.6714
01/01/2012 to 12/31/2012         11.937789       13.336524            38,087.2196
01/01/2013 to 12/31/2013         13.336524       14.911265            32,284.2128
01/01/2014 to 12/31/2014         14.911265       15.620896            30,115.1354
01/01/2015 to 12/31/2015         15.620896       15.161866            34,337.1777
--------------------------       ---------       ---------            -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.223350       10.175481                 0.0000
01/01/2010 to 12/31/2010         10.175481       11.500151             1,165.2711
01/01/2011 to 12/31/2011         11.500151       11.143547             3,757.7569
01/01/2012 to 12/31/2012         11.143547       12.690495             3,641.9836
01/01/2013 to 12/31/2013         12.690495       14.834874             2,525.3099
01/01/2014 to 12/31/2014         14.834874       15.477293             1,771.1043
01/01/2015 to 12/31/2015         15.477293       14.969183             1,605.1606
--------------------------       ---------       ---------            -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         52.522328       61.375278             3,968.0059
01/01/2007 to 12/31/2007         61.375278       63.200088             3,000.5165
01/01/2008 to 12/31/2008         63.200088       39.924381             2,424.3496
01/01/2009 to 12/31/2009         39.924381       46.908476             1,984.9100
01/01/2010 to 12/31/2010         46.908476       54.488986             1,843.3293
01/01/2011 to 12/31/2011         54.488986       51.915291             1,715.2797
01/01/2012 to 12/31/2012         51.915291       60.787332             1,592.5832
01/01/2013 to 12/31/2013         60.787332       80.698874             1,490.5897
01/01/2014 to 12/31/2014         80.698874       90.734349             1,403.3828
01/01/2015 to 12/31/2015         90.734349       86.855917             1,129.5072
--------------------------       ---------       ---------            -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         49.707819       57.967181           135,151.1234
01/01/2007 to 12/31/2007         57.967181       59.523046           122,327.8647
01/01/2008 to 12/31/2008         59.523046       37.520041           111,372.2325
01/01/2009 to 12/31/2009         37.520041       43.979265           110,811.1900
01/01/2010 to 12/31/2010         43.979265       50.952124           103,038.9464
01/01/2011 to 12/31/2011         50.952124       48.423228            93,165.2816
01/01/2012 to 12/31/2012         48.423228       56.557645            65,185.9338
01/01/2013 to 12/31/2013         56.557645       74.907551            58,873.3353
01/01/2014 to 12/31/2014         74.907551       84.011350            52,108.4141
01/01/2015 to 12/31/2015         84.011350       80.192902            47,635.0305
--------------------------       ---------       ---------           ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.941007          14.851192          7,885.4660
01/01/2007 to 12/31/2007         14.851192          13.814749          6,755.8728
01/01/2008 to 12/31/2008         13.814749           8.384262          6,268.9700
01/01/2009 to 12/31/2009          8.384262          10.775487          5,816.1400
01/01/2010 to 04/30/2010         10.775487          11.527464              0.0000
--------------------------       ---------          ---------          ----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.161916           8.579046            242.7222
01/01/2007 to 12/31/2007          8.579046           9.991256            249.3199
01/01/2008 to 12/31/2008          9.991256           5.959776            239.9799
01/01/2009 to 12/31/2009          5.959776           8.583554            260.8800
01/01/2010 to 12/31/2010          8.583554          10.850750            235.6620
01/01/2011 to 12/31/2011         10.850750          10.566015            217.1760
01/01/2012 to 12/31/2012         10.566015          11.891639            221.2860
01/01/2013 to 12/31/2013         11.891639          16.079857            223.3371
01/01/2014 to 12/31/2014         16.079857          17.953560              0.0000
01/01/2015 to 12/31/2015         17.953560          18.961141              0.0000
--------------------------       ---------          ---------          ----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.403785           8.886051              0.0000
01/01/2010 to 12/31/2010          8.886051           9.885480              0.0000
01/01/2011 to 12/31/2011          9.885480           9.804476          1,633.5775
01/01/2012 to 12/31/2012          9.804476          10.999489          1,555.8246
01/01/2013 to 12/31/2013         10.999489          14.611738          2,276.1153
01/01/2014 to 12/31/2014         14.611738          16.406908          2,136.1671
01/01/2015 to 12/31/2015         16.406908          16.960079          2,026.3490
--------------------------       ---------          ---------          ----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.210668          19.804997            294.2770
01/01/2007 to 12/31/2007         19.804997          21.581152            291.0140
01/01/2008 to 12/31/2008         21.581152          11.913325            147.5164
01/01/2009 to 12/31/2009         11.913325          14.376184            141.5100
01/01/2010 to 12/31/2010         14.376184          15.209681             62.2911
01/01/2011 to 12/31/2011         15.209681          12.026984             57.7923
01/01/2012 to 12/31/2012         12.026984          14.212738             45.9694
01/01/2013 to 12/31/2013         14.212738          16.201407             42.4051
01/01/2014 to 12/31/2014         16.201407          15.503952             39.2393
01/01/2015 to 12/31/2015         15.503952          15.016613             36.2140
--------------------------       ---------          ---------          ----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013          1.782306           1.712708          4,249.7024
01/01/2014 to 12/31/2014          1.712708           1.788244              0.0000
01/01/2015 to 12/31/2015          1.788244           1.769454          4,132.2303
--------------------------       ---------          ---------          ----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         49.415126          50.948766            459.9969
01/01/2007 to 12/31/2007         50.948766          53.476670          1,181.8864
01/01/2008 to 12/31/2008         53.476670          51.002790          2,432.1808
01/01/2009 to 12/31/2009         51.002790          55.132470          7,473.1400
01/01/2010 to 12/31/2010         55.132470          58.988316         10,599.1607
01/01/2011 to 12/31/2011         58.988316          62.084630         13,067.3934
01/01/2012 to 12/31/2012         62.084630          65.939242         12,255.6698
01/01/2013 to 12/31/2013         65.939242          64.625314         12,528.5402
01/01/2014 to 12/31/2014         64.625314          68.339318         12,268.0493
01/01/2015 to 12/31/2015         68.339318          67.889892         12,252.1146
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.509437          12.023447          4,688.5300
01/01/2010 to 12/31/2010         12.023447          14.263184          4,375.5414
01/01/2011 to 12/31/2011         14.263184          12.858234         18,091.5629
01/01/2012 to 12/31/2012         12.858234          14.559214         17,474.5589
01/01/2013 to 12/31/2013         14.559214          19.346860         15,617.5822
01/01/2014 to 12/31/2014         19.346860          20.858681         14,285.7119
01/01/2015 to 12/31/2015         20.858681          21.947830         14,841.5671
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         16.319840          17.117546          8,819.7751
01/01/2008 to 12/31/2008         17.117546           9.720309          6,525.0986
01/01/2009 to 05/01/2009          9.720309           9.257155              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.255520          10.615850         14,285.1898
01/01/2007 to 12/31/2007         10.615850          11.015631         24,654.3650
01/01/2008 to 12/31/2008         11.015631          11.189185        152,090.2443
01/01/2009 to 12/31/2009         11.189185          11.105901         93,917.2200
01/01/2010 to 12/31/2010         11.105901          10.995393         18,537.8341
01/01/2011 to 12/31/2011         10.995393          10.886283         46,333.3603
01/01/2012 to 12/31/2012         10.886283          10.777371         17,816.3216
01/01/2013 to 12/31/2013         10.777371          10.670132          9,085.3366
01/01/2014 to 12/31/2014         10.670132          10.563961          8,958.8550
01/01/2015 to 12/31/2015         10.563961          10.458846          9,787.6668
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.559788          13.764069          7,238.9402
01/01/2007 to 12/31/2007         13.764069          15.178281          7,129.9849
01/01/2008 to 12/31/2008         15.178281           9.535078          6,228.5834
01/01/2009 to 12/31/2009          9.535078          13.175010          5,827.9200
01/01/2010 to 12/31/2010         13.175010          14.519722          4,159.5813
01/01/2011 to 12/31/2011         14.519722          14.407418          3,878.5476
01/01/2012 to 12/31/2012         14.407418          16.482288         13,588.1877
01/01/2013 to 12/31/2013         16.482288          22.312354         13,080.8984
01/01/2014 to 12/31/2014         22.312354          24.021768          8,038.5483
01/01/2015 to 12/31/2015         24.021768          26.289337          7,206.9860
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.799962           9.376187          7,517.9186
01/01/2007 to 12/31/2007          9.376187          10.608761         11,122.8057
01/01/2008 to 12/31/2008         10.608761           5.677910         15,203.8126
01/01/2009 to 12/31/2009          5.677910           8.078106         17,220.0000
01/01/2010 to 12/31/2010          8.078106           8.749268         12,742.8176
01/01/2011 to 12/31/2011          8.749268           8.542794         13,867.8845
01/01/2012 to 04/27/2012          8.542794           9.623132              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.842315          11.478554            950.1059
01/01/2008 to 12/31/2008         11.478554           6.669642          6,237.4583
01/01/2009 to 12/31/2009          6.669642           8.562873         11,302.6700
01/01/2010 to 12/31/2010          8.562873          11.135211          9,066.3907
01/01/2011 to 12/31/2011         11.135211          11.327303         10,360.4703
01/01/2012 to 12/31/2012         11.327303          12.435686         20,337.5665
01/01/2013 to 12/31/2013         12.435686          18.268455         18,610.7560
01/01/2014 to 12/31/2014         18.268455          18.255752         17,784.8063
01/01/2015 to 12/31/2015         18.255752          18.332062         16,685.9312
--------------------------       ---------          ---------         -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.735054          14.331399              0.0000
01/01/2010 to 12/31/2010         14.331399          17.393988            744.7919
01/01/2011 to 12/31/2011         17.393988          14.422425          2,164.3526
01/01/2012 to 12/31/2012         14.422425          16.834589          2,230.2461
01/01/2013 to 12/31/2013         16.834589          21.267505          1,271.2881
01/01/2014 to 12/31/2014         21.267505          19.646311          1,273.4544
01/01/2015 to 12/31/2015         19.646311          20.570248          1,331.0908
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.525768          14.853680              0.0000
01/01/2015 to 12/31/2015         14.853680          14.619781              0.0000
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.942218          15.401969        382,242.0514
01/01/2015 to 12/31/2015         15.401969          15.085063        363,381.5428
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.700000          11.256234             85.9172
01/01/2007 to 12/31/2007         11.256234          11.803275          3,106.6821
01/01/2008 to 12/31/2008         11.803275           9.272371          8,737.5576
01/01/2009 to 12/31/2009          9.272371          11.283071         28,227.9300
01/01/2010 to 12/31/2010         11.283071          12.388705         66,599.7710
01/01/2011 to 12/31/2011         12.388705          12.483422         70,706.1537
01/01/2012 to 12/31/2012         12.483422          13.707083         68,773.7509
01/01/2013 to 12/31/2013         13.707083          14.802840         52,611.5147
01/01/2014 to 04/25/2014         14.802840          14.943446              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.110000          11.705995              0.0000
01/01/2007 to 12/31/2007         11.705995          12.308231              0.0000
01/01/2008 to 12/31/2008         12.308231           8.965995         23,606.5492
01/01/2009 to 12/31/2009          8.965995          11.192400        102,812.9000
01/01/2010 to 12/31/2010         11.192400          12.455050        204,849.0863
01/01/2011 to 12/31/2011         12.455050          12.316956        397,518.1950
01/01/2012 to 12/31/2012         12.316956          13.705104        366,229.9358
01/01/2013 to 12/31/2013         13.705104          15.498972        341,867.2062
01/01/2014 to 04/25/2014         15.498972          15.587239              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.910613          16.524432        816,966.6316
01/01/2015 to 12/31/2015         16.524432          16.152612        698,706.0202
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.580000          12.231114         39,064.2014
01/01/2007 to 12/31/2007         12.231114          12.699992         33,435.6487
01/01/2008 to 12/31/2008         12.699992           8.557860        142,058.8022
01/01/2009 to 12/31/2009          8.557860          10.873527        328,209.8200
01/01/2010 to 12/31/2010         10.873527          12.227872        519,552.6946
01/01/2011 to 12/31/2011         12.227872          11.900306        975,043.1743
01/01/2012 to 12/31/2012         11.900306          13.422564        929,678.7934
01/01/2013 to 12/31/2013         13.422564          15.869569        879,519.7558
01/01/2014 to 04/25/2014         15.869569          15.911921              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.401481          17.132518        169,600.6745
01/01/2015 to 12/31/2015         17.132518          16.674363        163,212.5109
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.210000          12.896228         20,213.1577
01/01/2007 to 12/31/2007         12.896228          13.367616         19,131.6759
01/01/2008 to 12/31/2008         13.367616           8.222811         87,142.4339
01/01/2009 to 12/31/2009          8.222811          10.591300        124,755.4800
01/01/2010 to 12/31/2010         10.591300          12.110171        128,025.3556
01/01/2011 to 12/31/2011         12.110171          11.525508        129,042.4543
01/01/2012 to 12/31/2012         11.525508          13.203954        119,520.1018
01/01/2013 to 12/31/2013         13.203954          16.460260        190,319.0380
01/01/2014 to 04/25/2014         16.460260          16.414439              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           7.053061         49,281.8191
01/01/2009 to 12/31/2009          7.053061           8.976590        120,340.4900
01/01/2010 to 12/31/2010          8.976590           9.780083        106,526.8052
01/01/2011 to 12/31/2011          9.780083           9.512516        121,904.2952
01/01/2012 to 12/31/2012          9.512516          10.935835         98,901.5874
01/01/2013 to 04/26/2013         10.935835          11.787985              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.829350          13.109581        159,589.6640
01/01/2007 to 12/31/2007         13.109581          13.512833        150,254.8977
01/01/2008 to 12/31/2008         13.512833          10.388320        153,048.1592
01/01/2009 to 12/31/2009         10.388320          12.167473        145,934.0900
01/01/2010 to 12/31/2010         12.167473          13.226740        138,860.2855
01/01/2011 to 12/31/2011         13.226740          13.378108        103,085.4576
01/01/2012 to 12/31/2012         13.378108          14.742042         92,585.6847
01/01/2013 to 12/31/2013         14.742042          17.324604         80,756.9903
01/01/2014 to 12/31/2014         17.324604          18.586774         73,826.9658
01/01/2015 to 12/31/2015         18.586774          18.328307         71,117.8525
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.620076          11.622060          3,236.8251
01/01/2009 to 12/31/2009         11.622060          13.875002          8,963.6500
01/01/2010 to 12/31/2010         13.875002          15.272682         15,726.8826
01/01/2011 to 12/31/2011         15.272682          15.217651         29,052.5416
01/01/2012 to 12/31/2012         15.217651          17.523940         27,535.4384
01/01/2013 to 12/31/2013         17.523940          23.488936         67,869.5682
01/01/2014 to 12/31/2014         23.488936          25.711406         62,801.1079
01/01/2015 to 12/31/2015         25.711406          25.362795         58,126.5902
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           6.618382         16,846.7851
01/01/2009 to 12/31/2009          6.618382           8.183076         54,617.8900
01/01/2010 to 12/31/2010          8.183076           8.994739         67,284.5847
01/01/2011 to 12/31/2011          8.994739           8.856728         92,920.8332
01/01/2012 to 12/31/2012          8.856728           9.988348         85,118.3026
01/01/2013 to 04/26/2013          9.988348          10.955251              0.0000
--------------------------        --------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.287367          21.646191          5,420.4370
01/01/2014 to 12/31/2014         21.646191          21.366440          5,182.5244
01/01/2015 to 12/31/2015         21.366440          21.234222          4,858.5155
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         18.040799          20.473063          3,521.7454
01/01/2007 to 04/27/2007         20.473063          22.286166              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.446376          12.155718              0.0000
01/01/2007 to 04/27/2007         12.155718          13.444837              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         18.073257          16.078651          4,308.6673
01/01/2008 to 12/31/2008         16.078651           9.821475          3,612.6213
01/01/2009 to 12/31/2009          9.821475          13.298357          3,157.3200
01/01/2010 to 12/31/2010         13.298357          16.175715          2,711.4933
01/01/2011 to 12/31/2011         16.175715          15.170154          7,097.6889
01/01/2012 to 12/31/2012         15.170154          15.812286          6,267.6277
01/01/2013 to 04/26/2013         15.812286          17.166682              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.055956          14.591587         22,747.8425
01/01/2007 to 12/31/2007         14.591587          15.767636         21,547.6697
01/01/2008 to 12/31/2008         15.767636           9.053666         20,030.1915
01/01/2009 to 12/31/2009          9.053666          12.821199         16,855.8800
01/01/2010 to 12/31/2010         12.821199          14.819041         16,425.6222
01/01/2011 to 12/31/2011         14.819041          14.475998         15,955.7445
01/01/2012 to 12/31/2012         14.475998          17.007505         15,318.5160
01/01/2013 to 12/31/2013         17.007505          23.366230         14,683.1422
01/01/2014 to 12/31/2014         23.366230          25.175503         12,067.8299
01/01/2015 to 12/31/2015         25.175503          27.545264         11,479.6738
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.930427          15.318646          3,808.3089
01/01/2007 to 12/31/2007         15.318646          16.611118          3,236.5688
01/01/2008 to 12/31/2008         16.611118          10.472818          2,453.1384
01/01/2009 to 12/31/2009         10.472818          14.374526          1,740.1000
01/01/2010 to 12/31/2010         14.374526          19.164575          1,277.9939
01/01/2011 to 12/31/2011         19.164575          19.248880            540.8847
01/01/2012 to 12/31/2012         19.248880          22.088033            494.9441
01/01/2013 to 12/31/2013         22.088033          31.527768            457.0485
01/01/2014 to 12/31/2014         31.527768          33.288692            424.1838
01/01/2015 to 12/31/2015         33.288692          33.769486            392.3658
--------------------------       ---------          ---------          ----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         16.006707          18.977870            571.4815
01/01/2011 to 12/31/2011         18.977870          15.656391          3,138.4351
01/01/2012 to 12/31/2012         15.656391          15.899437          3,707.4082
01/01/2013 to 12/31/2013         15.899437          17.434193          3,272.1623
01/01/2014 to 12/31/2014         17.434193          14.011700          3,320.5302
01/01/2015 to 12/31/2015         14.011700           9.328004          4,705.6176
--------------------------       ---------          ---------          ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         13.131424          14.873990         69,905.9149
01/01/2007 to 12/31/2007         14.873990          15.377827         64,005.6780
01/01/2008 to 12/31/2008         15.377827           9.217238         84,477.9864
01/01/2009 to 12/31/2009          9.217238          12.029974        110,403.6800
01/01/2010 to 12/31/2010         12.029974          13.317732        117,147.1072
01/01/2011 to 12/31/2011         13.317732          12.634458        111,439.3947
01/01/2012 to 12/31/2012         12.634458          14.096817         85,607.0157
01/01/2013 to 12/31/2013         14.096817          18.635946         78,370.7632
01/01/2014 to 12/31/2014         18.635946          20.377951         66,692.6383
01/01/2015 to 12/31/2015         20.377951          20.632466         61,255.9282
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.957269          16.422752         32,318.1652
01/01/2007 to 12/31/2007         16.422752          16.776787         38,755.9542
01/01/2008 to 12/31/2008         16.776787          11.436944         39,626.8407
01/01/2009 to 12/31/2009         11.436944          14.431371         39,051.4600
01/01/2010 to 12/31/2010         14.431371          16.089023         34,201.8039
01/01/2011 to 12/31/2011         16.089023          16.235342         26,933.1743
01/01/2012 to 12/31/2012         16.235342          19.175801         24,318.8974
01/01/2013 to 12/31/2013         19.175801          25.139148         22,144.3361
01/01/2014 to 12/31/2014         25.139148          28.040075         18,116.8315
01/01/2015 to 12/31/2015         28.040075          26.916386         17,026.5814

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          14.578096          18.490124         3,011.5278
01/01/2007 to 12/31/2007          18.490124          20.972317         3,011.3643
01/01/2008 to 12/31/2008          20.972317          12.369963         2,975.4827
01/01/2009 to 12/31/2009          12.369963          16.546441         2,832.1200
01/01/2010 to 12/31/2010          16.546441          18.470668         2,832.1225
01/01/2011 to 12/31/2011          18.470668          17.037403         2,832.1225
01/01/2012 to 12/31/2012          17.037403          19.467301         2,832.1225
01/01/2013 to 12/31/2013          19.467301          22.915281         2,832.1225
01/01/2014 to 12/31/2014          22.915281          22.739706         2,832.1225
01/01/2015 to 12/31/2015          22.739706          21.963907         2,832.1225
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          25.722206          26.659576           854.0275
01/01/2007 to 12/31/2007          26.659576          30.281524        26,717.7017
01/01/2008 to 12/31/2008          30.281524          18.451761        50,365.4455
01/01/2009 to 12/31/2009          18.451761          25.970420        64,602.8900
01/01/2010 to 12/31/2010          25.970420          28.703555        92,448.6798
01/01/2011 to 12/31/2011          28.703555          25.867417       102,248.1072
01/01/2012 to 12/31/2012          25.867417          31.355216       112,378.2785
01/01/2013 to 12/31/2013          31.355216          40.060947       105,390.4661
01/01/2014 to 12/31/2014          40.060947          40.539239        93,005.2159
01/01/2015 to 12/31/2015          40.539239          42.877164        88,272.8822
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.966507          16.722577         2,625.0213
01/01/2009 to 12/31/2009          16.722577          26.677912         7,272.9000
01/01/2010 to 12/31/2010          26.677912          32.300498        17,100.6409
01/01/2011 to 12/31/2011          32.300498          25.831515        24,035.9921
01/01/2012 to 12/31/2012          25.831515          30.191546        25,388.4331
01/01/2013 to 12/31/2013          30.191546          38.305781        27,545.4723
01/01/2014 to 12/31/2014          38.305781          38.690961        26,384.5978
01/01/2015 to 12/31/2015          38.690961          38.369430        26,667.4137
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         181.472192         105.144996         3,023.1020
01/01/2009 to 12/31/2009         105.144996         144.981141        11,157.4800
01/01/2010 to 12/31/2010         144.981141         170.183569        17,735.5959
01/01/2011 to 12/31/2011         170.183569         161.126483        20,065.5902
01/01/2012 to 12/31/2012         161.126483         187.865200        24,361.0225
01/01/2013 to 12/31/2013         187.865200         241.743471        23,225.3276
01/01/2014 to 12/31/2014         241.743471         259.443863        23,153.5115
01/01/2015 to 12/31/2015         259.443863         274.203907        23,166.7294
--------------------------       ----------         ----------       ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         12.021985          14.440866         15,216.0401
01/01/2007 to 12/31/2007         14.440866          16.489663         13,157.8164
01/01/2008 to 12/31/2008         16.489663           9.723449         12,447.9672
01/01/2009 to 12/31/2009          9.723449          13.179483         10,750.3100
01/01/2010 to 12/31/2010         13.179483          14.131224          9,418.7462
01/01/2011 to 12/31/2011         14.131224          12.490505          8,608.9271
01/01/2012 to 12/31/2012         12.490505          14.605526          8,017.9903
01/01/2013 to 12/31/2013         14.605526          17.764071          7,507.3146
01/01/2014 to 12/31/2014         17.764071          15.613910          5,738.9707
01/01/2015 to 12/31/2015         15.613910          14.440428          4,872.7237
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.250244          10.621574         26,287.8719
01/01/2013 to 12/31/2013         10.621574          11.676314         40,205.6752
01/01/2014 to 12/31/2014         11.676314          12.397184         40,601.1358
01/01/2015 to 12/31/2015         12.397184          12.332587         39,113.7344
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996891           1.042565              0.0000
01/01/2015 to 12/31/2015          1.042565           1.021016              0.0000
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.188104          11.620275          7,837.4955
01/01/2013 to 12/31/2013         11.620275          11.103392          5,642.4557
01/01/2014 to 12/31/2014         11.103392          11.420947          4,673.4069
01/01/2015 to 12/31/2015         11.420947          10.214631          2,346.5780
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.004456          10.349237         59,741.8427
01/01/2013 to 12/31/2013         10.349237          11.291196         87,868.9021
01/01/2014 to 12/31/2014         11.291196          11.828337         86,500.6946
01/01/2015 to 12/31/2015         11.828337          11.686232         86,664.7579
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.982979          18.931443            984.0100
01/01/2010 to 12/31/2010         18.931443          21.677654          5,174.0513
01/01/2011 to 12/31/2011         21.677654          21.943621          5,953.0341
01/01/2012 to 12/31/2012         21.943621          25.292615         18,560.9257
01/01/2013 to 12/31/2013         25.292615          27.350723         15,273.8618
01/01/2014 to 12/31/2014         27.350723          27.942922         14,088.7401
01/01/2015 to 12/31/2015         27.942922          26.518743         14,105.8349
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.352176           9.507992            763.0429
01/01/2009 to 12/31/2009          9.507992          12.670440          5,931.9800
01/01/2010 to 12/31/2010         12.670440          14.550314          5,919.8744
01/01/2011 to 12/31/2011         14.550314          13.587507          7,970.0249
01/01/2012 to 12/31/2012         13.587507          16.930653          8,485.2961
01/01/2013 to 12/31/2013         16.930653          17.339179          9,273.0043
01/01/2014 to 12/31/2014         17.339179          19.424765          8,572.4594
01/01/2015 to 12/31/2015         19.424765          18.943009         10,179.3286
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.217287           6.554810          4,695.6890
01/01/2012 to 12/31/2012          6.554810           7.682546         17,198.7042
01/01/2013 to 12/31/2013          7.682546          11.063557         22,048.1017
01/01/2014 to 12/31/2014         11.063557          13.009877         21,646.0362
01/01/2015 to 12/31/2015         13.009877          12.348180         20,358.5115
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.602730          12.138227          2,414.5821
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.432648          11.206925          2,780.9851
01/01/2007 to 12/31/2007         11.206925          10.428992          2,935.4054
01/01/2008 to 12/31/2008         10.428992           4.681186          3,935.8775
01/01/2009 to 12/31/2009          4.681186           6.387985              0.0000
01/01/2010 to 12/31/2010          6.387985           6.781544              0.0000
01/01/2011 to 04/29/2011          6.781544           7.217940              0.0000
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010763           1.050153        183,302.9872
01/01/2013 to 12/31/2013          1.050153           1.057994        244,376.9701
01/01/2014 to 12/31/2014          1.057994           1.104818        288,035.7664
01/01/2015 to 12/31/2015          1.104818           1.046784        282,024.7270
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.497002          12.049151        367,692.0687
01/01/2007 to 12/31/2007         12.049151          11.619656        371,955.9999
01/01/2008 to 12/31/2008         11.619656           7.365130        387,649.8239
01/01/2009 to 12/31/2009          7.365130           9.221428        449,490.4400
01/01/2010 to 12/31/2010          9.221428          10.477405        453,574.7040
01/01/2011 to 12/31/2011         10.477405          10.211381        462,824.7957
01/01/2012 to 12/31/2012         10.211381          11.969594        497,844.3185
01/01/2013 to 12/31/2013         11.969594          16.028686        474,449.5525
01/01/2014 to 12/31/2014         16.028686          17.329650        459,063.7757
01/01/2015 to 12/31/2015         17.329650          16.116662        420,642.7976
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.627080          28.433688        306,337.7662
01/01/2007 to 12/31/2007         28.433688          28.289609        389,746.4838
01/01/2008 to 12/31/2008         28.289609          17.130207        337,965.7481
01/01/2009 to 12/31/2009         17.130207          21.438507        306,141.3000
01/01/2010 to 12/31/2010         21.438507          26.616981        270,508.7799
01/01/2011 to 12/31/2011         26.616981          25.352836        244,871.0114
01/01/2012 to 12/31/2012         25.352836          28.759295        221,249.8646
01/01/2013 to 12/31/2013         28.759295          37.064920        197,741.5113
01/01/2014 to 12/31/2014         37.064920          40.194603        178,005.9728
01/01/2015 to 12/31/2015         40.194603          36.184427        161,835.5765
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.386504          16.328733        449,912.3996
01/01/2007 to 04/27/2007         16.328733          17.414578              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012817           1.052204        104,966.2895
01/01/2013 to 12/31/2013          1.052204           1.155031        228,686.4005
01/01/2014 to 12/31/2014          1.155031           1.222086        249,150.1573
01/01/2015 to 12/31/2015          1.222086           1.219527        264,051.5664
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.396747           9.952484         10,814.8877
01/01/2009 to 12/31/2009          9.952484          12.675954         19,668.7300
01/01/2010 to 12/31/2010         12.675954          14.950645         32,013.9362
01/01/2011 to 12/31/2011         14.950645          13.255248         40,016.3315
01/01/2012 to 12/31/2012         13.255248          15.122983         41,290.0967
01/01/2013 to 12/31/2013         15.122983          19.878852         39,537.7954
01/01/2014 to 12/31/2014         19.878852          20.520844         41,066.8377
01/01/2015 to 12/31/2015         20.520844          18.787682         29,003.8751
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.431587          18.818584        383,601.7014
01/01/2007 to 12/31/2007         18.818584          19.830684        405,933.2021
01/01/2008 to 12/31/2008         19.830684          15.964477        362,197.6756
01/01/2009 to 12/31/2009         15.964477          21.596182        344,769.8600
01/01/2010 to 12/31/2010         21.596182          24.129440        319,377.5635
01/01/2011 to 12/31/2011         24.129440          24.930199        300,167.1119
01/01/2012 to 12/31/2012         24.930199          27.848347        285,645.6752
01/01/2013 to 12/31/2013         27.848347          29.741400        267,365.2139
01/01/2014 to 12/31/2014         29.741400          30.836523        243,813.9036
01/01/2015 to 12/31/2015         30.836523          29.836021        218,654.6716
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.386504          16.328733        449,912.3996
01/01/2007 to 04/27/2007         16.328733          17.414578              0.0000
--------------------------       ---------          ---------        ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         12.190763          12.817399         31,752.3802
01/01/2007 to 04/27/2007         12.817399          13.697022              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988494           9.786860         24,520.2344
01/01/2012 to 12/31/2012          9.786860          10.104933         77,251.8693
01/01/2013 to 12/31/2013         10.104933          10.110396         88,816.8421
01/01/2014 to 12/31/2014         10.110396          10.105565        117,754.3276
01/01/2015 to 12/31/2015         10.105565           9.932797        118,631.6003
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.823992          12.262235              0.0000
01/01/2011 to 12/31/2011         12.262235          12.088232          2,133.6458
01/01/2012 to 12/31/2012         12.088232          13.663457          8,278.9334
01/01/2013 to 12/31/2013         13.663457          13.654182          7,612.8152
01/01/2014 to 12/31/2014         13.654182          13.658847          6,878.1047
01/01/2015 to 12/31/2015         13.658847          12.947476          4,932.7948
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.510000          13.127114              0.0000
01/01/2007 to 12/31/2007         13.127114          13.357542              0.0000
01/01/2008 to 12/31/2008         13.357542           7.819162         13,832.9298
01/01/2009 to 12/31/2009          7.819162          10.258369         13,823.9700
01/01/2010 to 12/31/2010         10.258369          11.820418         19,126.8667
01/01/2011 to 12/31/2011         11.820418          11.016109         20,753.3718
01/01/2012 to 12/31/2012         11.016109          12.719031         23,316.8112
01/01/2013 to 12/31/2013         12.719031          16.291859         22,574.9089
01/01/2014 to 12/31/2014         16.291859          16.933600         10,971.8532
01/01/2015 to 12/31/2015         16.933600          16.412027          7,595.4747
--------------------------       ---------          ---------        ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.031484          10.518033        133,981.6113
01/01/2013 to 12/31/2013         10.518033          11.897008        151,872.8345
01/01/2014 to 12/31/2014         11.897008          12.902153        150,193.7710
01/01/2015 to 12/31/2015         12.902153          12.239404        149,702.5492
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987702           1.014197              0.0000
01/01/2013 to 12/31/2013          1.014197           1.132946         15,040.4408
01/01/2014 to 12/31/2014          1.132946           1.224325         14,891.0025
01/01/2015 to 12/31/2015          1.224325           1.196257         14,737.9609
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.574778           6.239565            588.4248
01/01/2009 to 12/31/2009          6.239565          10.426242          6,871.7300
01/01/2010 to 12/31/2010         10.426242          12.751713         34,033.1191
01/01/2011 to 12/31/2011         12.751713          10.253454         48,011.7312
01/01/2012 to 12/31/2012         10.253454          12.056920        111,986.1255
01/01/2013 to 12/31/2013         12.056920          11.331030        123,813.5129
01/01/2014 to 12/31/2014         11.331030          10.476271        109,381.0429
01/01/2015 to 12/31/2015         10.476271           8.930430         64,811.7882
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.988682          16.259580        160,775.1012
01/01/2007 to 12/31/2007         16.259580          18.218089        130,214.7428
01/01/2008 to 12/31/2008         18.218089          10.384796        112,724.9287
01/01/2009 to 12/31/2009         10.384796          13.513406        134,102.7300
01/01/2010 to 12/31/2010         13.513406          14.889910        167,367.2233
01/01/2011 to 12/31/2011         14.889910          13.149462        197,398.2460
01/01/2012 to 12/31/2012         13.149462          15.177722        215,351.1595
01/01/2013 to 12/31/2013         15.177722          17.902539        207,346.3989
01/01/2014 to 12/31/2014         17.902539          16.476176        187,722.1037
01/01/2015 to 12/31/2015         16.476176          16.006884        172,260.0710
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.199867          10.933051        241,983.2950
01/01/2007 to 12/31/2007         10.933051          13.351791        220,620.5545
01/01/2008 to 12/31/2008         13.351791           7.031539        224,268.8533
01/01/2009 to 12/31/2009          7.031539          10.937669        257,503.1700
01/01/2010 to 12/31/2010         10.937669          14.289208        275,115.9969
01/01/2011 to 12/31/2011         14.289208          13.154922        266,800.6655
01/01/2012 to 12/31/2012         13.154922          14.217885        267,613.1869
01/01/2013 to 12/31/2013         14.217885          19.550016        246,926.6053
01/01/2014 to 12/31/2014         19.550016          19.532259        224,198.4714
01/01/2015 to 12/31/2015         19.532259          18.348285        210,043.7572
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.276603          19.882226         96,799.1496
01/01/2007 to 12/31/2007         19.882226          20.894854         79,947.5509
01/01/2008 to 12/31/2008         20.894854          12.284057         71,101.7405
01/01/2009 to 12/31/2009         12.284057          16.985426         64,662.2300
01/01/2010 to 12/31/2010         16.985426          19.475352         67,136.4731
01/01/2011 to 12/31/2011         19.475352          17.643661         56,934.8627
01/01/2012 to 12/31/2012         17.643661          21.144705         49,264.8597
01/01/2013 to 12/31/2013         21.144705          26.583721        112,103.6741
01/01/2014 to 12/31/2014         26.583721          26.856182        110,099.6253
01/01/2015 to 12/31/2015         26.856182          27.607782        102,877.1319
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.887973          20.346562         34,737.4098
01/01/2007 to 12/31/2007         20.346562          20.595092         51,781.4299
01/01/2008 to 12/31/2008         20.595092          11.748077         58,687.7248
01/01/2009 to 12/31/2009         11.748077          15.233609         53,804.0200
01/01/2010 to 12/31/2010         15.233609          16.181110         48,305.4747
01/01/2011 to 04/29/2011         16.181110          18.070894              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998795           6.582886         35,850.1479
01/01/2009 to 12/31/2009          6.582886           8.634769         77,024.0400
01/01/2010 to 12/31/2010          8.634769           9.194411         87,459.1056
01/01/2011 to 12/31/2011          9.194411           8.466840        159,485.8403
01/01/2012 to 12/31/2012          8.466840          10.233945        141,134.2174
01/01/2013 to 04/26/2013         10.233945          10.890136              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999849           1.037735              0.0000
01/01/2015 to 12/31/2015          1.037735           0.970169              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.934072          13.226244          7,668.8900
01/01/2010 to 12/31/2010         13.226244          14.096845         31,997.4579
01/01/2011 to 12/31/2011         14.096845          15.496386         60,381.8406
01/01/2012 to 12/31/2012         15.496386          16.725501         80,104.9009
01/01/2013 to 12/31/2013         16.725501          15.008202         74,657.8412
01/01/2014 to 12/31/2014         15.008202          15.273476         70,314.4475
01/01/2015 to 12/31/2015         15.273476          14.636599         61,637.1471
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.371946          12.789800        216,892.7740
01/01/2007 to 12/31/2007         12.789800          13.605991        255,857.1632
01/01/2008 to 12/31/2008         13.605991          13.511884        267,247.6611
01/01/2009 to 12/31/2009         13.511884          15.773437        356,207.5900
01/01/2010 to 12/31/2010         15.773437          16.875567        419,720.4335
01/01/2011 to 12/31/2011         16.875567          17.220479        474,539.8745
01/01/2012 to 12/31/2012         17.220479          18.610074        494,763.1111
01/01/2013 to 12/31/2013         18.610074          18.053936        479,981.3250
01/01/2014 to 12/31/2014         18.053936          18.604937        445,450.9215
01/01/2015 to 12/31/2015         18.604937          18.402339        405,408.6493
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.914665          20.470267          1,985.9636
01/01/2007 to 12/31/2007         20.470267          21.258406          5,158.7439
01/01/2008 to 12/31/2008         21.258406          14.121239          9,439.1989
01/01/2009 to 12/31/2009         14.121239          17.302737        174,895.4700
01/01/2010 to 12/31/2010         17.302737          19.889677        155,022.2944
01/01/2011 to 12/31/2011         19.889677          18.777951        156,621.6223
01/01/2012 to 12/31/2012         18.777951          20.538308        169,415.7375
01/01/2013 to 12/31/2013         20.538308          27.032652        150,129.5176
01/01/2014 to 12/31/2014         27.032652          29.720083        136,334.1773
01/01/2015 to 12/31/2015         29.720083          29.413539        130,872.3748
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.978611          13.013062        472,899.0574
01/01/2007 to 12/31/2007         13.013062          12.828396        426,150.8584
01/01/2008 to 12/31/2008         12.828396           7.561201        345,129.1715
01/01/2009 to 05/01/2009          7.561201           7.483764              0.0000
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.791557          19.558566          1,347.6396
01/01/2007 to 12/31/2007         19.558566          20.629143          9,590.1852
01/01/2008 to 12/31/2008         20.629143          18.211245         16,482.6226
01/01/2009 to 12/31/2009         18.211245          23.971807         11,074.8500
01/01/2010 to 12/31/2010         23.971807          26.596366         12,619.2817
01/01/2011 to 12/31/2011         26.596366          27.260731         17,420.3647
01/01/2012 to 12/31/2012         27.260731          30.095190         15,205.5083
01/01/2013 to 12/31/2013         30.095190          30.225754         15,729.6984
01/01/2014 to 12/31/2014         30.225754          31.265370         12,427.1276
01/01/2015 to 12/31/2015         31.265370          30.522684         15,080.9283
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.805186          10.994363          9,169.5556
01/01/2013 to 12/31/2013         10.994363          10.382642          5,756.6781
01/01/2014 to 12/31/2014         10.382642          11.045042          5,625.9474
01/01/2015 to 12/31/2015         11.045042          10.971197          5,460.1811
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216932          10.775838              0.0000
01/01/2014 to 12/31/2014         10.775838          11.578906              0.0000
01/01/2015 to 12/31/2015         11.578906          11.308937              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010795           1.070353         84,800.1456
01/01/2013 to 12/31/2013          1.070353           1.165682        180,029.3673
01/01/2014 to 12/31/2014          1.165682           1.242156        177,604.2455
01/01/2015 to 12/31/2015          1.242156           1.217768        175,518.6990
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.901090       10.691156            15,869.7100
01/01/2010 to 12/31/2010         10.691156       11.868390           115,918.6281
01/01/2011 to 12/31/2011         11.868390       11.863369           153,382.1475
01/01/2012 to 12/31/2012         11.863369       13.240070           174,954.7079
01/01/2013 to 12/31/2013         13.240070       14.788629           174,758.4032
01/01/2014 to 12/31/2014         14.788629       15.476937           160,117.6942
01/01/2015 to 12/31/2015         15.476937       15.007117           157,447.8259
--------------------------       ---------       ---------           ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.193815       10.132255               175.3200
01/01/2010 to 12/31/2010         10.132255       11.439863             5,155.5723
01/01/2011 to 12/31/2011         11.439863       11.074069             7,495.1305
01/01/2012 to 12/31/2012         11.074069       12.598704             4,966.8649
01/01/2013 to 12/31/2013         12.598704       14.712856            21,150.7298
01/01/2014 to 12/31/2014         14.712856       15.334647             4,461.4473
01/01/2015 to 12/31/2015         15.334647       14.816389             4,320.1576
--------------------------       ---------       ---------           ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         51.684722       60.336328             5,917.7195
01/01/2007 to 12/31/2007         60.336328       62.067821             5,343.8675
01/01/2008 to 12/31/2008         62.067821       39.169677             5,149.0376
01/01/2009 to 12/31/2009         39.169677       45.975717             4,734.3900
01/01/2010 to 12/31/2010         45.975717       53.352159             3,962.8737
01/01/2011 to 12/31/2011         53.352159       50.781434             3,435.7757
01/01/2012 to 12/31/2012         50.781434       59.399973             3,174.6425
01/01/2013 to 12/31/2013         59.399973       78.778302             2,697.8155
01/01/2014 to 12/31/2014         78.778302       88.486412             2,533.7445
01/01/2015 to 12/31/2015         88.486412       84.619374             2,358.5043
--------------------------       ---------       ---------           ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         49.478075       57.641789           330,831.4312
01/01/2007 to 12/31/2007         57.641789       59.129447           307,854.3323
01/01/2008 to 12/31/2008         59.129447       37.234451           283,914.9180
01/01/2009 to 12/31/2009         37.234451       43.600855           266,482.8500
01/01/2010 to 12/31/2010         43.600855       50.463271           249,521.6731
01/01/2011 to 12/31/2011         50.463271       47.910779           225,827.2197
01/01/2012 to 12/31/2012         47.910779       55.902896           193,557.6376
01/01/2013 to 12/31/2013         55.902896       73.966413           173,124.4244
01/01/2014 to 12/31/2014         73.966413       82.872918           152,558.4269
01/01/2015 to 12/31/2015         82.872918       79.027115           132,811.6811
--------------------------       ---------       ---------           ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.906549          14.796893         18,334.1721
01/01/2007 to 12/31/2007         14.796893          13.750403         11,428.0666
01/01/2008 to 12/31/2008         13.750403           8.336821         10,287.4833
01/01/2009 to 12/31/2009          8.336821          10.703805          4,134.3900
01/01/2010 to 04/30/2010         10.703805          11.447024              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.132030           8.539112          1,817.6953
01/01/2007 to 12/31/2007          8.539112           9.934760          1,812.2843
01/01/2008 to 12/31/2008          9.934760           5.920119          1,805.4443
01/01/2009 to 12/31/2009          5.920119           8.517916          1,795.6900
01/01/2010 to 12/31/2010          8.517916          10.757025          1,787.7810
01/01/2011 to 12/31/2011         10.757025          10.464296          1,781.4236
01/01/2012 to 12/31/2012         10.464296          11.765324          1,774.2742
01/01/2013 to 12/31/2013         11.765324          15.893166          1,768.2280
01/01/2014 to 12/31/2014         15.893166          17.727378              0.0000
01/01/2015 to 12/31/2015         17.727378          18.703551              0.0000
--------------------------       ---------          ---------         -----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.321832           8.781903            790.6200
01/01/2010 to 12/31/2010          8.781903           9.759860          4,404.4786
01/01/2011 to 12/31/2011          9.759860           9.670227         22,140.1121
01/01/2012 to 12/31/2012          9.670227          10.837979         24,362.2533
01/01/2013 to 12/31/2013         10.837979          14.382809         20,004.7248
01/01/2014 to 12/31/2014         14.382809          16.133713         25,663.3049
01/01/2015 to 12/31/2015         16.133713          16.661002         26,977.7412
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.164845          19.732584          6,794.2387
01/01/2007 to 12/31/2007         19.732584          21.480643          5,670.0720
01/01/2008 to 12/31/2008         21.480643          11.845929          5,492.5573
01/01/2009 to 12/31/2009         11.845929          14.280563          5,072.1400
01/01/2010 to 12/31/2010         14.280563          15.093434          2,822.3726
01/01/2011 to 12/31/2011         15.093434          11.923140          2,572.2986
01/01/2012 to 12/31/2012         11.923140          14.075871            223.5682
01/01/2013 to 12/31/2013         14.075871          16.029356            223.4130
01/01/2014 to 12/31/2014         16.029356          15.323968            223.2788
01/01/2015 to 12/31/2015         15.323968          14.827443            223.2788
--------------------------       ---------          ---------         -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.566876          16.869517            837.7592
01/01/2014 to 12/31/2014         16.869517          17.595920          5,012.1767
01/01/2015 to 12/31/2015         17.595920          17.393622          2,994.8901
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.322430          49.772497          3,614.0364
01/01/2007 to 12/31/2007         49.772497          52.189549          8,010.8610
01/01/2008 to 12/31/2008         52.189549          49.725321         14,199.6629
01/01/2009 to 12/31/2009         49.725321          53.697855         23,330.7600
01/01/2010 to 12/31/2010         53.697855          57.395957         32,312.4529
01/01/2011 to 12/31/2011         57.395957          60.348488         34,949.3785
01/01/2012 to 12/31/2012         60.348488          64.030912         37,539.0098
01/01/2013 to 12/31/2013         64.030912          62.692272         38,093.7436
01/01/2014 to 12/31/2014         62.692272          66.228931         36,626.0930
01/01/2015 to 12/31/2015         66.228931          65.727613         32,396.1621
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.381179          11.853468         17,053.1900
01/01/2010 to 12/31/2010         11.853468          14.047502         14,621.3271
01/01/2011 to 12/31/2011         14.047502          12.651159         14,516.5698
01/01/2012 to 12/31/2012         12.651159          14.310357         15,962.7528
01/01/2013 to 12/31/2013         14.310357          18.997171         14,320.1292
01/01/2014 to 12/31/2014         18.997171          20.461192         13,384.3426
01/01/2015 to 12/31/2015         20.461192          21.508062         13,610.3733
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         16.132242          16.909426         23,414.7555
01/01/2008 to 12/31/2008         16.909426           9.592474         21,021.9638
01/01/2009 to 05/01/2009          9.592474           9.132372              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.208117          10.556250          3,305.0050
01/01/2007 to 12/31/2007         10.556250          10.942779         37,941.5928
01/01/2008 to 12/31/2008         10.942779          11.104044         97,246.2866
01/01/2009 to 12/31/2009         11.104044          11.010377         44,374.5600
01/01/2010 to 12/31/2010         11.010377          10.889923         66,491.1281
01/01/2011 to 12/31/2011         10.889923          10.771111         10,785.6987
01/01/2012 to 12/31/2012         10.771111          10.652632         37,641.1067
01/01/2013 to 12/31/2013         10.652632          10.536092         14,416.2112
01/01/2014 to 12/31/2014         10.536092          10.420827         10,393.7270
01/01/2015 to 12/31/2015         10.420827          10.306822         27,889.3756
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.523685          13.713734         39,324.7893
01/01/2007 to 12/31/2007         13.713734          15.107575         30,282.2146
01/01/2008 to 12/31/2008         15.107575           9.481120         22,036.4484
01/01/2009 to 12/31/2009          9.481120          13.087368         18,501.3300
01/01/2010 to 12/31/2010         13.087368          14.408728         13,859.0259
01/01/2011 to 12/31/2011         14.408728          14.283021         13,583.5856
01/01/2012 to 12/31/2012         14.283021          16.323563         79,350.4957
01/01/2013 to 12/31/2013         16.323563          22.075411         70,776.7712
01/01/2014 to 12/31/2014         22.075411          23.742915         62,648.4962
01/01/2015 to 12/31/2015         23.742915          25.958190         61,621.3343
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.757094           9.321209        166,309.5418
01/01/2007 to 12/31/2007          9.321209          10.535958        154,809.3461
01/01/2008 to 12/31/2008         10.535958           5.633273        153,733.7493
01/01/2009 to 12/31/2009          5.633273           8.006591        134,782.4300
01/01/2010 to 12/31/2010          8.006591           8.663150        122,613.2254
01/01/2011 to 12/31/2011          8.663150           8.450271        117,348.3445
01/01/2012 to 04/27/2012          8.450271           9.515810              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.771474          11.402231         11,335.5831
01/01/2008 to 12/31/2008         11.402231           6.618632         32,360.4127
01/01/2009 to 12/31/2009          6.618632           8.488888         59,884.5800
01/01/2010 to 12/31/2010          8.488888          11.027984         53,364.2471
01/01/2011 to 12/31/2011         11.027984          11.207032         48,719.3721
01/01/2012 to 12/31/2012         11.207032          12.291285         43,504.0240
01/01/2013 to 12/31/2013         12.291285          18.038295         39,662.9147
01/01/2014 to 12/31/2014         18.038295          18.007726         38,149.7267
01/01/2015 to 12/31/2015         18.007726          18.064921         35,535.2185
--------------------------       ---------          ---------        ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.729574          14.314645              0.0000
01/01/2010 to 12/31/2010         14.314645          17.356315              0.0000
01/01/2011 to 12/31/2011         17.356315          14.376812          1,652.7560
01/01/2012 to 12/31/2012         14.376812          16.764492          3,096.0693
01/01/2013 to 12/31/2013         16.764492          21.157799          2,952.4198
01/01/2014 to 12/31/2014         21.157799          19.525422          1,686.4675
01/01/2015 to 12/31/2015         19.525422          20.423236            859.9643
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.395592          14.710606              0.0000
01/01/2015 to 12/31/2015         14.710606          14.464485              0.0000
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.801120          15.246209        1,188,315.6230
01/01/2015 to 12/31/2015         15.246209          14.917578        1,086,721.6788
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.680000          11.232022                0.0000
01/01/2007 to 12/31/2007         11.232022          11.766050            4,255.7587
01/01/2008 to 12/31/2008         11.766050           9.233853           42,515.6039
01/01/2009 to 12/31/2009          9.233853          11.224974           86,834.5800
01/01/2010 to 12/31/2010         11.224974          12.312603          161,537.5026
01/01/2011 to 12/31/2011         12.312603          12.394368          327,895.4063
01/01/2012 to 12/31/2012         12.394368          13.595627          399,837.5884
01/01/2013 to 12/31/2013         13.595627          14.667800          371,226.9929
01/01/2014 to 04/25/2014         14.667800          14.802458                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.090000          11.680817              479.9286
01/01/2007 to 12/31/2007         11.680817          12.269415           68,750.7028
01/01/2008 to 12/31/2008         12.269415           8.928746          152,524.5049
01/01/2009 to 12/31/2009          8.928746          11.134765          368,485.1300
01/01/2010 to 12/31/2010         11.134765          12.378537          600,380.8171
01/01/2011 to 12/31/2011         12.378537          12.229083          829,523.3534
01/01/2012 to 12/31/2012         12.229083          13.593658          963,720.5350
01/01/2013 to 12/31/2013         13.593658          15.357577          887,642.4169
01/01/2014 to 04/25/2014         15.357577          15.440171                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.760354          16.357303        1,711,145.1501
01/01/2015 to 12/31/2015         16.357303          15.973257        1,537,119.7530
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.570000          12.204809           83,155.8422
01/01/2007 to 12/31/2007         12.204809          12.659942          281,808.2421
01/01/2008 to 12/31/2008         12.659942           8.522303          511,915.2578
01/01/2009 to 12/31/2009          8.522303          10.817527          835,310.3900
01/01/2010 to 12/31/2010         10.817527          12.152748        1,418,256.8798
01/01/2011 to 12/31/2011         12.152748          11.815397        1,790,437.4571
01/01/2012 to 12/31/2012         11.815397          13.313405        1,924,436.9693
01/01/2013 to 12/31/2013         13.313405          15.724783        1,845,117.0943
01/01/2014 to 04/25/2014         15.724783          15.761779                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.246572          16.959224          409,938.3256
01/01/2015 to 12/31/2015         16.959224          16.489199          355,764.3079
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.190000          12.868494         23,693.5256
01/01/2007 to 12/31/2007         12.868494          13.325461        217,892.2133
01/01/2008 to 12/31/2008         13.325461           8.188642        546,880.6789
01/01/2009 to 12/31/2009          8.188642          10.536745        623,248.2900
01/01/2010 to 12/31/2010         10.536745          12.035762        583,798.0600
01/01/2011 to 12/31/2011         12.035762          11.443261        544,205.2968
01/01/2012 to 12/31/2012         11.443261          13.096560        527,857.0138
01/01/2013 to 12/31/2013         13.096560          16.310072        474,211.9099
01/01/2014 to 04/25/2014         16.310072          16.259541              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           7.048200         28,868.9180
01/01/2009 to 12/31/2009          7.048200           8.961439         60,845.4900
01/01/2010 to 12/31/2010          8.961439           9.753824         73,760.5909
01/01/2011 to 12/31/2011          9.753824           9.477509         69,645.2048
01/01/2012 to 12/31/2012          9.477509          10.884645         77,389.7933
01/01/2013 to 04/26/2013         10.884645          11.729079              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.786038          13.048568        474,844.2018
01/01/2007 to 12/31/2007         13.048568          13.436432        435,253.7958
01/01/2008 to 12/31/2008         13.436432          10.319217        402,718.9476
01/01/2009 to 12/31/2009         10.319217          12.074456        427,143.5700
01/01/2010 to 12/31/2010         12.074456          13.112514        395,972.2671
01/01/2011 to 12/31/2011         13.112514          13.249349        369,839.0415
01/01/2012 to 12/31/2012         13.249349          14.585488        342,208.4227
01/01/2013 to 12/31/2013         14.585488          17.123499        314,847.0405
01/01/2014 to 12/31/2014         17.123499          18.352656        324,130.9844
01/01/2015 to 12/31/2015         18.352656          18.079352        304,159.7040
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.458311          11.501128          4,308.8914
01/01/2009 to 12/31/2009         11.501128          13.716900         46,957.2100
01/01/2010 to 12/31/2010         13.716900          15.083573        119,909.1088
01/01/2011 to 12/31/2011         15.083573          15.014230        171,559.8916
01/01/2012 to 12/31/2012         15.014230          17.272323        202,150.6223
01/01/2013 to 12/31/2013         17.272323          23.128548        405,628.9778
01/01/2014 to 12/31/2014         23.128548          25.291617        364,257.7071
01/01/2015 to 12/31/2015         25.291617          24.923756        332,353.6499
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           6.613817         58,198.4506
01/01/2009 to 12/31/2009          6.613817           8.169258        233,898.6000
01/01/2010 to 12/31/2010          8.169258           8.970582        373,731.7390
01/01/2011 to 12/31/2011          8.970582           8.824129        452,544.6347
01/01/2012 to 12/31/2012          8.824129           9.941586        430,658.6230
01/01/2013 to 04/26/2013          9.941586          10.900499              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.088640          21.382962         30,065.8954
01/01/2014 to 12/31/2014         21.382962          21.085508         27,280.3016
01/01/2015 to 12/31/2015         21.085508          20.934081         25,702.9821
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.957419          20.358139         25,900.1704
01/01/2007 to 04/27/2007         20.358139          22.153848              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.434533          12.135092          1,835.1165
01/01/2007 to 04/27/2007         12.135092          13.417654              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.973122          15.978833         31,008.4362
01/01/2008 to 12/31/2008         15.978833           9.750694         32,190.6397
01/01/2009 to 12/31/2009          9.750694          13.189322         36,489.1600
01/01/2010 to 12/31/2010         13.189322          16.027070         32,959.7409
01/01/2011 to 12/31/2011         16.027070          15.015749         37,240.6155
01/01/2012 to 12/31/2012         15.015749          15.635612         33,526.1945
01/01/2013 to 04/26/2013         15.635612          16.969481              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.963011          14.473274         18,288.4390
01/01/2007 to 12/31/2007         14.473274          15.624073         15,065.9960
01/01/2008 to 12/31/2008         15.624073           8.962214         13,148.2772
01/01/2009 to 12/31/2009          8.962214          12.679013         11,161.7500
01/01/2010 to 12/31/2010         12.679013          14.640065         11,117.7439
01/01/2011 to 12/31/2011         14.640065          14.286898         11,062.5815
01/01/2012 to 12/31/2012         14.286898          16.768479          9,565.5200
01/01/2013 to 12/31/2013         16.768479          23.014827          9,298.6561
01/01/2014 to 12/31/2014         23.014827          24.772104          9,231.5505
01/01/2015 to 12/31/2015         24.772104          27.076803          8,783.6169
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.799121          15.168787          6,820.2613
01/01/2007 to 12/31/2007         15.168787          16.432087          6,734.6661
01/01/2008 to 12/31/2008         16.432087          10.349531          6,823.1196
01/01/2009 to 12/31/2009         10.349531          14.191110          6,713.2200
01/01/2010 to 12/31/2010         14.191110          18.901155          6,489.8472
01/01/2011 to 12/31/2011         18.901155          18.965359          6,252.1286
01/01/2012 to 12/31/2012         18.965359          21.740831          5,434.6350
01/01/2013 to 12/31/2013         21.740831          31.001200          5,141.8191
01/01/2014 to 12/31/2014         31.001200          32.699991          5,071.4190
01/01/2015 to 12/31/2015         32.699991          33.139119          5,051.6370
--------------------------       ---------          ---------          ----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.982610          18.936740             81.7250
01/01/2011 to 12/31/2011         18.936740          15.606858          2,344.8955
01/01/2012 to 12/31/2012         15.606858          15.833204          2,404.3204
01/01/2013 to 12/31/2013         15.833204          17.344211          2,177.5101
01/01/2014 to 12/31/2014         17.344211          13.925418          2,136.7185
01/01/2015 to 12/31/2015         13.925418           9.261270          2,559.2532
--------------------------       ---------          ---------          ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         13.083356          14.804780        247,697.8200
01/01/2007 to 12/31/2007         14.804780          15.290893        233,692.5299
01/01/2008 to 12/31/2008         15.290893           9.155914        234,006.3145
01/01/2009 to 12/31/2009          9.155914          11.937991        268,250.0700
01/01/2010 to 12/31/2010         11.937991          13.202704        271,292.4515
01/01/2011 to 12/31/2011         13.202704          12.512834        260,916.5997
01/01/2012 to 12/31/2012         12.512834          13.947089        241,699.6456
01/01/2013 to 12/31/2013         13.947089          18.419592        215,426.1124
01/01/2014 to 12/31/2014         18.419592          20.121242        192,866.1873
01/01/2015 to 12/31/2015         20.121242          20.352187        175,519.6714
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.920106          16.362710        207,563.3905
01/01/2007 to 12/31/2007         16.362710          16.698655        196,198.2331
01/01/2008 to 12/31/2008         16.698655          11.372242        163,467.9541
01/01/2009 to 12/31/2009         11.372242          14.335384        146,149.0400
01/01/2010 to 12/31/2010         14.335384          15.966049        126,663.8755
01/01/2011 to 12/31/2011         15.966049          16.095177        111,607.6294
01/01/2012 to 12/31/2012         16.095177          18.991155         97,696.7015
01/01/2013 to 12/31/2013         18.991155          24.872213         84,636.4192
01/01/2014 to 12/31/2014         24.872213          27.714608         73,572.0610
01/01/2015 to 12/31/2015         27.714608          26.577362         69,748.3473

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          25.477872          26.403013           511.9032
01/01/2007 to 12/31/2007          26.403013          29.959974        12,659.7864
01/01/2008 to 12/31/2008          29.959974          18.237496        15,637.0800
01/01/2009 to 12/31/2009          18.237496          25.643207        22,752.3600
01/01/2010 to 12/31/2010          25.643207          28.313616        20,304.9046
01/01/2011 to 12/31/2011          28.313616          25.490543        20,917.9734
01/01/2012 to 12/31/2012          25.490543          30.867370        18,099.1570
01/01/2013 to 12/31/2013          30.867370          39.398270        17,144.2897
01/01/2014 to 12/31/2014          39.398270          39.828807        16,961.2324
01/01/2015 to 12/31/2015          39.828807          42.083664        15,369.0382
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.638497          16.544941         1,022.0961
01/01/2009 to 12/31/2009          16.544941          26.368172         3,680.3900
01/01/2010 to 12/31/2010          26.368172          31.893619         4,714.7552
01/01/2011 to 12/31/2011          31.893619          25.480657         4,297.7663
01/01/2012 to 12/31/2012          25.480657          29.751561         2,198.1088
01/01/2013 to 12/31/2013          29.751561          37.709861         1,921.5493
01/01/2014 to 12/31/2014          37.709861          38.050975         1,943.5990
01/01/2015 to 12/31/2015          38.050975          37.697031         1,882.7577
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         177.128567         102.558578           255.1895
01/01/2009 to 12/31/2009         102.558578         141.273523         3,643.5700
01/01/2010 to 12/31/2010         141.273523         165.665919         4,015.0286
01/01/2011 to 12/31/2011         165.665919         156.692826         3,775.0525
01/01/2012 to 12/31/2012         156.692826         182.512355         3,179.6498
01/01/2013 to 12/31/2013         182.512355         234.620949         2,965.0758
01/01/2014 to 12/31/2014         234.620949         251.548216         2,879.9614
01/01/2015 to 12/31/2015         251.548216         265.593400         2,660.9279
--------------------------       ----------         ----------        -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.239916          10.603757           700.8699
01/01/2013 to 12/31/2013          10.603757          11.645083           692.6845
01/01/2014 to 12/31/2014          11.645083          12.351671           695.0335
01/01/2015 to 12/31/2015          12.351671          12.275032           680.9605
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996878           1.041846             0.0000
01/01/2015 to 12/31/2015           1.041846           1.019292             0.0000
--------------------------       ----------         ----------        -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.176534          11.600474              0.0000
01/01/2013 to 12/31/2013         11.600474          11.073393              0.0000
01/01/2014 to 12/31/2014         11.073393          11.378707              0.0000
01/01/2015 to 12/31/2015         11.378707          10.166674              0.0000
--------------------------       ---------          ---------              ------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.994375          10.331875          1,793.3757
01/01/2013 to 12/31/2013         10.331875          11.260993          1,790.7953
01/01/2014 to 12/31/2014         11.260993          11.784910          1,816.2152
01/01/2015 to 12/31/2015         11.784910          11.631689          1,804.4578
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.794186          18.680579              0.0000
01/01/2010 to 12/31/2010         18.680579          21.369041              0.0000
01/01/2011 to 12/31/2011         21.369041          21.609664          1,406.3735
01/01/2012 to 12/31/2012         21.609664          24.882680          5,452.6762
01/01/2013 to 12/31/2013         24.882680          26.880551          1,762.4865
01/01/2014 to 12/31/2014         26.880551          27.435131          1,707.0516
01/01/2015 to 12/31/2015         27.435131          26.010806          1,656.7048
--------------------------       ---------          ---------          ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.282988           9.463640              0.0000
01/01/2009 to 12/31/2009          9.463640          12.598729              0.0000
01/01/2010 to 12/31/2010         12.598729          14.453529            181.6756
01/01/2011 to 12/31/2011         14.453529          13.483660            181.6756
01/01/2012 to 12/31/2012         13.483660          16.784388            181.6756
01/01/2013 to 12/31/2013         16.784388          17.172204            384.6960
01/01/2014 to 12/31/2014         17.172204          19.218490            371.1598
01/01/2015 to 12/31/2015         19.218490          18.723118            372.5420
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.177639           6.514475              0.0000
01/01/2012 to 12/31/2012          6.514475           7.627603              0.0000
01/01/2013 to 12/31/2013          7.627603          10.973469            359.6377
01/01/2014 to 12/31/2014         10.973469          12.891051            359.6377
01/01/2015 to 12/31/2015         12.891051          12.223163            359.6377
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.427445          11.193911              0.0000
01/01/2007 to 12/31/2007         11.193911          10.406406              0.0000
01/01/2008 to 12/31/2008         10.406406           4.666345              0.0000
01/01/2009 to 12/31/2009          4.666345           6.361367              0.0000
01/01/2010 to 12/31/2010          6.361367           6.746544              0.0000
01/01/2011 to 04/29/2011          6.746544           7.178347              0.0000
--------------------------       ---------          ---------          ----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.049432              0.0000
01/01/2013 to 12/31/2013          1.049432           1.056210              0.0000
01/01/2014 to 12/31/2014          1.056210           1.101853              0.0000
01/01/2015 to 12/31/2015          1.101853           1.042932              0.0000
--------------------------        --------           --------              ------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.489961          12.029069         81,141.7774
01/01/2007 to 12/31/2007         12.029069          11.588629        104,694.7829
01/01/2008 to 12/31/2008         11.588629           7.338082        124,516.5184
01/01/2009 to 12/31/2009          7.338082           9.178380        128,813.7900
01/01/2010 to 12/31/2010          9.178380          10.418081        106,346.9319
01/01/2011 to 12/31/2011         10.418081          10.143432        107,265.4541
01/01/2012 to 12/31/2012         10.143432          11.878003         94,335.3489
01/01/2013 to 12/31/2013         11.878003          15.890152         85,865.7027
01/01/2014 to 12/31/2014         15.890152          17.162704         68,715.5371
01/01/2015 to 12/31/2015         17.162704          15.945443         63,160.8674
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.471778          28.233207         56,528.9123
01/01/2007 to 12/31/2007         28.233207          28.061908         96,847.0890
01/01/2008 to 12/31/2008         28.061908          16.975258         82,754.2065
01/01/2009 to 12/31/2009         16.975258          21.223354         72,134.6700
01/01/2010 to 12/31/2010         21.223354          26.323561         44,494.0046
01/01/2011 to 12/31/2011         26.323561          25.048337         42,501.3468
01/01/2012 to 12/31/2012         25.048337          28.385345         37,146.9917
01/01/2013 to 12/31/2013         28.385345          36.546442         32,973.6350
01/01/2014 to 12/31/2014         36.546442          39.592744         32,137.0496
01/01/2015 to 12/31/2015         39.592744          35.606976         30,847.3448
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.348187          16.269014        114,496.0186
01/01/2007 to 04/27/2007         16.269014          17.345236              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012801           1.051481          7,076.3513
01/01/2013 to 12/31/2013          1.051481           1.153085          7,000.1998
01/01/2014 to 12/31/2014          1.153085           1.218808          7,019.5737
01/01/2015 to 12/31/2015          1.218808           1.215039          6,885.8781
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.356747           9.916036            225.6304
01/01/2009 to 12/31/2009          9.916036          12.616907          1,813.4700
01/01/2010 to 12/31/2010         12.616907          14.866147          1,561.6379
01/01/2011 to 12/31/2011         14.866147          13.167179          1,521.7537
01/01/2012 to 12/31/2012         13.167179          15.007419            873.0539
01/01/2013 to 12/31/2013         15.007419          19.707251          1,012.7292
01/01/2014 to 12/31/2014         19.707251          20.323371          1,008.6117
01/01/2015 to 12/31/2015         20.323371          18.588286            994.8564
--------------------------       ---------          ---------          ----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.343814          18.705167         57,629.9909
01/01/2007 to 12/31/2007         18.705167          19.691361         82,558.3545
01/01/2008 to 12/31/2008         19.691361          15.836422         84,365.3246
01/01/2009 to 12/31/2009         15.836422          21.401572         64,982.9800
01/01/2010 to 12/31/2010         21.401572          23.888123         46,905.4734
01/01/2011 to 12/31/2011         23.888123          24.656279         44,397.5325
01/01/2012 to 12/31/2012         24.656279          27.514705         38,213.8043
01/01/2013 to 12/31/2013         27.514705          29.355720         32,042.3251
01/01/2014 to 12/31/2014         29.355720          30.406233         28,861.6728
01/01/2015 to 12/31/2015         30.406233          29.390287         25,938.5470
--------------------------       ---------          ---------         -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.348187          16.269014        114,496.0186
01/01/2007 to 04/27/2007         16.269014          17.345236              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988357           9.780240          2,609.4352
01/01/2012 to 12/31/2012          9.780240          10.087954          4,164.6523
01/01/2013 to 12/31/2013         10.087954          10.083321          8,404.8026
01/01/2014 to 12/31/2014         10.083321          10.068432          8,753.4492
01/01/2015 to 12/31/2015         10.068432           9.886410          8,926.3288
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.812089          12.241778              0.0000
01/01/2011 to 12/31/2011         12.241778          12.056036            232.0402
01/01/2012 to 12/31/2012         12.056036          13.613379            232.2765
01/01/2013 to 12/31/2013         13.613379          13.590543            252.5763
01/01/2014 to 12/31/2014         13.590543          13.581599            257.7950
01/01/2015 to 12/31/2015         13.581599          12.861379            276.2976
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.492264          13.098885          2,320.7711
01/01/2007 to 12/31/2007         13.098885          13.315419          7,504.4974
01/01/2008 to 12/31/2008         13.315419           7.786670         10,004.4178
01/01/2009 to 12/31/2009          7.786670          10.205532          9,999.6600
01/01/2010 to 12/31/2010         10.205532          11.747798          9,665.5010
01/01/2011 to 12/31/2011         11.747798          10.937508          6,115.2590
01/01/2012 to 12/31/2012         10.937508          12.615598          5,394.3913
01/01/2013 to 12/31/2013         12.615598          16.143235              0.0000
01/01/2014 to 12/31/2014         16.143235          16.762352              0.0000
01/01/2015 to 12/31/2015         16.762352          16.229814              0.0000
--------------------------       ---------          ---------         -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.021377          10.500390          2,831.0764
01/01/2013 to 12/31/2013         10.500390          11.865187          2,729.2074
01/01/2014 to 12/31/2014         11.865187          12.854788          3,630.6763
01/01/2015 to 12/31/2015         12.854788          12.182283          2,981.5475
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.807871          11.316311              0.0000
01/01/2014 to 12/31/2014         11.316311          12.216824              0.0000
01/01/2015 to 12/31/2015         12.216824          11.924826              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.547623           6.222847              0.0000
01/01/2009 to 12/31/2009          6.222847          10.387923          1,959.1400
01/01/2010 to 12/31/2010         10.387923          12.692175          1,135.8077
01/01/2011 to 12/31/2011         12.692175          10.195390          1,428.4727
01/01/2012 to 12/31/2012         10.195390          11.976605          1,495.9829
01/01/2013 to 12/31/2013         11.976605          11.244299          1,766.4925
01/01/2014 to 12/31/2014         11.244299          10.385687          1,919.4582
01/01/2015 to 12/31/2015         10.385687           8.844353          2,196.6453
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.973872          16.224858         35,944.9440
01/01/2007 to 12/31/2007         16.224858          18.160914         38,252.2323
01/01/2008 to 12/31/2008         18.160914          10.341804         34,263.3539
01/01/2009 to 12/31/2009         10.341804          13.444012         37,027.5400
01/01/2010 to 12/31/2010         13.444012          14.798665         37,907.7710
01/01/2011 to 12/31/2011         14.798665          13.055834         36,320.1714
01/01/2012 to 12/31/2012         13.055834          15.054520         32,794.2062
01/01/2013 to 12/31/2013         15.054520          17.739484         29,260.8956
01/01/2014 to 12/31/2014         17.739484          16.309789         34,620.4012
01/01/2015 to 12/31/2015         16.309789          15.829397         34,052.0674
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.158837          10.878214         22,857.8155
01/01/2007 to 12/31/2007         10.878214          13.271475         33,991.3723
01/01/2008 to 12/31/2008         13.271475           6.982214         34,985.6352
01/01/2009 to 12/31/2009          6.982214          10.850095         44,421.0400
01/01/2010 to 12/31/2010         10.850095          14.160656         36,003.7626
01/01/2011 to 12/31/2011         14.160656          13.023568         35,185.7057
01/01/2012 to 12/31/2012         13.023568          14.061774         33,813.8252
01/01/2013 to 12/31/2013         14.061774          19.316059         31,281.3694
01/01/2014 to 12/31/2014         19.316059          19.279224         29,795.7883
01/01/2015 to 12/31/2015         19.279224          18.092480         28,417.5076
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.124681          19.687749         38,678.3863
01/01/2007 to 12/31/2007         19.687749          20.669678         35,982.2890
01/01/2008 to 12/31/2008         20.669678          12.139469         37,463.7655
01/01/2009 to 12/31/2009         12.139469          16.768728         23,705.7300
01/01/2010 to 12/31/2010         16.768728          19.207697         18,049.2884
01/01/2011 to 12/31/2011         19.207697          17.383811         16,578.3119
01/01/2012 to 12/31/2012         17.383811          20.812377         15,049.6927
01/01/2013 to 12/31/2013         20.812377          26.139780         21,651.6800
01/01/2014 to 12/31/2014         26.139780          26.381299         25,137.3245
01/01/2015 to 12/31/2015         26.381299          27.092499         22,992.0335
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
05/01/2006 to 12/31/2006         17.057483          18.889287          3,004.9666
01/01/2007 to 12/31/2007         18.889287          19.100791         12,624.5138
01/01/2008 to 12/31/2008         19.100791          10.884738         18,684.9904
01/01/2009 to 12/31/2009         10.884738          14.100022         15,884.1800
01/01/2010 to 12/31/2010         14.100022          14.962065          4,612.4550
01/01/2011 to 04/29/2011         14.962065          16.704035              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998685           6.578349              0.0000
01/01/2009 to 12/31/2009          6.578349           8.620196          9,525.8000
01/01/2010 to 12/31/2010          8.620196           9.169730          9,207.2139
01/01/2011 to 12/31/2011          9.169730           8.435684         17,194.7746
01/01/2012 to 12/31/2012          8.435684          10.186049         17,181.6556
01/01/2013 to 04/26/2013         10.186049          10.835724              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999836           1.037019              0.0000
01/01/2015 to 12/31/2015          1.037019           0.968530              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.862543          13.138300          3,526.6500
01/01/2010 to 12/31/2010         13.138300          13.989123          3,463.5406
01/01/2011 to 12/31/2011         13.989123          15.362653          5,517.0021
01/01/2012 to 12/31/2012         15.362653          16.564510         11,265.6640
01/01/2013 to 12/31/2013         16.564510          14.848881          6,836.3342
01/01/2014 to 12/31/2014         14.848881          15.096238          6,592.8550
01/01/2015 to 12/31/2015         15.096238          14.452290          6,585.0858
--------------------------       ---------          ---------         -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.311692          12.714824         54,506.5165
01/01/2007 to 12/31/2007         12.714824          13.512641         61,109.7435
01/01/2008 to 12/31/2008         13.512641          13.405738         73,842.8136
01/01/2009 to 12/31/2009         13.405738          15.633899         81,468.9500
01/01/2010 to 12/31/2010         15.633899          16.709572         65,801.8433
01/01/2011 to 12/31/2011         16.709572          17.034102         65,163.9518
01/01/2012 to 12/31/2012         17.034102          18.390168         57,212.2690
01/01/2013 to 12/31/2013         18.390168          17.822773         56,290.6853
01/01/2014 to 12/31/2014         17.822773          18.348369         57,407.1465
01/01/2015 to 12/31/2015         18.348369          18.130428         48,257.0632
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.684525          20.207797            135.9912
01/01/2007 to 12/31/2007         20.207797          20.964736          1,235.9515
01/01/2008 to 12/31/2008         20.964736          13.912181          1,130.3464
01/01/2009 to 12/31/2009         13.912181          17.029541         43,424.0300
01/01/2010 to 12/31/2010         17.029541          19.556094         33,345.2001
01/01/2011 to 12/31/2011         19.556094          18.444599         31,839.8856
01/01/2012 to 12/31/2012         18.444599          20.153443         28,386.2283
01/01/2013 to 12/31/2013         20.153443          26.499606         21,822.6806
01/01/2014 to 12/31/2014         26.499606          29.104935         21,109.9260
01/01/2015 to 12/31/2015         29.104935          28.775949         20,130.6133
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.934741          12.952480         94,364.6261
01/01/2007 to 12/31/2007         12.952480          12.755837        101,139.1313
01/01/2008 to 12/31/2008         12.755837           7.510876        106,199.2872
01/01/2009 to 05/01/2009          7.510876           7.431479              0.0000
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.570386          19.315557             55.4707
01/01/2007 to 12/31/2007         19.315557          20.352363          1,611.0852
01/01/2008 to 12/31/2008         20.352363          17.948899          1,423.7011
01/01/2009 to 12/31/2009         17.948899          23.602892          3,447.9100
01/01/2010 to 12/31/2010         23.602892          26.160908          3,819.6958
01/01/2011 to 12/31/2011         26.160908          26.787678          3,778.1265
01/01/2012 to 12/31/2012         26.787678          29.543252          3,494.7251
01/01/2013 to 12/31/2013         29.543252          29.641773          2,354.1194
01/01/2014 to 12/31/2014         29.641773          30.630669          2,204.6390
01/01/2015 to 12/31/2015         30.630669          29.873175          2,205.9057
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.794305          10.975926          1,009.0470
01/01/2013 to 12/31/2013         10.975926          10.354871          1,135.4983
01/01/2014 to 12/31/2014         10.354871          11.004494          1,154.2060
01/01/2015 to 12/31/2015         11.004494          10.919997          1,137.7315
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216653          10.768289              0.0000
01/01/2014 to 12/31/2014         10.768289          11.559233              0.0000
01/01/2015 to 12/31/2015         11.559233          11.278438              0.0000
--------------------------       ---------          ---------          ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010779           1.069618              0.0000
01/01/2013 to 12/31/2013          1.069618           1.163718              0.0000
01/01/2014 to 12/31/2014          1.163718           1.238824          3,724.5806
01/01/2015 to 12/31/2015          1.238824           1.213287          3,724.5806
--------------------------       ---------          ---------          ----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.869140          10.645762              0.0000
01/01/2010 to 12/31/2010         10.645762          11.806200          7,288.2237
01/01/2011 to 12/31/2011         11.806200          11.789440          9,113.5205
01/01/2012 to 12/31/2012         11.789440          13.144348          9,050.4963
01/01/2013 to 12/31/2013         13.144348          14.667044          9,065.2889
01/01/2014 to 12/31/2014         14.667044          15.334356          8,980.9243
01/01/2015 to 12/31/2015         15.334356          14.854002          8,921.0138
--------------------------       ---------          ---------          ----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.164396          10.089227              0.0000
01/01/2010 to 12/31/2010         10.089227          11.379912              0.0000
01/01/2011 to 12/31/2011         11.379912          11.005048              0.0000
01/01/2012 to 12/31/2012         11.005048          12.507609              0.0000
01/01/2013 to 12/31/2013         12.507609          14.591885              0.0000
01/01/2014 to 12/31/2014         14.591885          15.193365              0.0000
01/01/2015 to 12/31/2015         15.193365          14.665209              0.0000
--------------------------       ---------          ---------          ----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.889003          56.898768         61,696.6629
01/01/2007 to 12/31/2007         56.898768          58.308585         62,661.8545
01/01/2008 to 12/31/2008         58.308585          36.680628         58,399.9474
01/01/2009 to 12/31/2009         36.680628          42.909391         50,594.2500
01/01/2010 to 12/31/2010         42.909391          49.613400         34,950.3077
01/01/2011 to 12/31/2011         49.613400          47.056906         32,583.7631
01/01/2012 to 12/31/2012         47.056906          54.851447         29,055.1201
01/01/2013 to 12/31/2013         54.851447          72.502747         24,170.6811
01/01/2014 to 12/31/2014         72.502747          81.151844         23,204.9351
01/01/2015 to 12/31/2015         81.151844          77.308560         21,781.6977
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         52.133863          59.710031          4,735.9561
01/01/2007 to 12/31/2007         59.710031          55.431326          3,202.3397
01/01/2008 to 12/31/2008         55.431326          33.574046          2,463.7445
01/01/2009 to 12/31/2009         33.574046          43.063289          2,463.7400
01/01/2010 to 04/30/2010         43.063289          46.038292              0.0000
--------------------------       ---------          ---------         -----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.240816           8.679011              0.0000
01/01/2010 to 12/31/2010          8.679011           9.635881              0.0000
01/01/2011 to 12/31/2011          9.635881           9.537864              0.0000
01/01/2012 to 12/31/2012          9.537864          10.678898              0.0000
01/01/2013 to 12/31/2013         10.678898          14.157547              0.0000
01/01/2014 to 12/31/2014         14.157547          15.865163              0.0000
01/01/2015 to 12/31/2015         15.865163          16.367304              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.123257          18.516706              0.0000
01/01/2007 to 12/31/2007         18.516706          20.136797              0.0000
01/01/2008 to 12/31/2008         20.136797          11.093686              0.0000
01/01/2009 to 12/31/2009         11.093686          13.360350              0.0000
01/01/2010 to 12/31/2010         13.360350          14.106749              0.0000
01/01/2011 to 12/31/2011         14.106749          11.132575              0.0000
01/01/2012 to 12/31/2012         11.132575          13.129374              0.0000
01/01/2013 to 12/31/2013         13.129374          14.936568              0.0000
01/01/2014 to 12/31/2014         14.936568          14.264994              0.0000
01/01/2015 to 12/31/2015         14.264994          13.788983              0.0000
--------------------------       ---------          ---------         -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.314461          16.615920              0.0000
01/01/2014 to 12/31/2014         16.615920          17.314088              0.0000
01/01/2015 to 12/31/2015         17.314088          17.097926              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         47.253891          48.623378            666.9889
01/01/2007 to 12/31/2007         48.623378          50.933402          1,571.4542
01/01/2008 to 12/31/2008         50.933402          48.479861          3,551.3104
01/01/2009 to 12/31/2009         48.479861          52.300603          5,026.6200
01/01/2010 to 12/31/2010         52.300603          55.846637          5,665.3549
01/01/2011 to 12/31/2011         55.846637          58.660974          5,011.4107
01/01/2012 to 12/31/2012         58.660974          62.177916          3,768.5274
01/01/2013 to 12/31/2013         62.177916          60.817176          3,624.3055
01/01/2014 to 12/31/2014         60.817176          64.183870          3,422.3639
01/01/2015 to 12/31/2015         64.183870          63.634379          3,920.1163
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         22.721978          28.691161              0.0000
01/01/2010 to 12/31/2010         28.691161          33.967854              0.0000
01/01/2011 to 12/31/2011         33.967854          30.560882              0.0000
01/01/2012 to 12/31/2012         30.560882          34.534225              0.0000
01/01/2013 to 12/31/2013         34.534225          45.798813              0.0000
01/01/2014 to 12/31/2014         45.798813          49.279013              0.0000
01/01/2015 to 12/31/2015         49.279013          51.748544            261.9169
--------------------------       ---------          ---------          ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.165834          10.502047              0.0000
01/01/2007 to 12/31/2007         10.502047          10.875653            577.5238
01/01/2008 to 12/31/2008         10.875653          11.024872            951.8078
01/01/2009 to 12/31/2009         11.024872          10.920948          5,802.4000
01/01/2010 to 12/31/2010         10.920948          10.790678         10,989.4532
01/01/2011 to 12/31/2011         10.790678          10.662313          7,426.7275
01/01/2012 to 12/31/2012         10.662313          10.534436          7,609.8729
01/01/2013 to 12/31/2013         10.534436          10.408777          8,002.3249
01/01/2014 to 12/31/2014         10.408777          10.284617          8,142.4085
01/01/2015 to 12/31/2015         10.284617          10.161937          8,222.6741
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          4.943658           5.008132         39,333.4870
01/01/2007 to 12/31/2007          5.008132           5.511606         34,318.3911
01/01/2008 to 12/31/2008          5.511606           3.455465         31,632.9516
01/01/2009 to 12/31/2009          3.455465           4.765025         30,544.8200
01/01/2010 to 12/31/2010          4.765025           5.240886         28,552.0076
01/01/2011 to 12/31/2011          5.240886           5.189982         28,259.0544
01/01/2012 to 12/31/2012          5.189982           5.925492         50,408.3092
01/01/2013 to 12/31/2013          5.925492           8.005424         39,995.9174
01/01/2014 to 12/31/2014          8.005424           8.601525         37,994.3819
01/01/2015 to 12/31/2015          8.601525           9.394673         34,192.7523
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.714434           9.266554         11,689.6713
01/01/2007 to 12/31/2007          9.266554          10.463654         17,365.7853
01/01/2008 to 12/31/2008         10.463654           5.588989         31,263.3292
01/01/2009 to 12/31/2009          5.588989           7.935715         32,545.9500
01/01/2010 to 12/31/2010          7.935715           8.577889         17,521.9380
01/01/2011 to 12/31/2011          8.577889           8.358762         18,888.2984
01/01/2012 to 04/27/2012          8.358762           9.409700              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.701030          11.326387          2,732.0078
01/01/2008 to 12/31/2008         11.326387           6.567999          7,137.3745
01/01/2009 to 12/31/2009          6.567999           8.415528          9,824.5300
01/01/2010 to 12/31/2010          8.415528          10.921774          3,916.3201
01/01/2011 to 12/31/2011         10.921774          11.088028          3,854.0552
01/01/2012 to 12/31/2012         11.088028          12.148552          3,730.4581
01/01/2013 to 12/31/2013         12.148552          17.811031          3,192.4548
01/01/2014 to 12/31/2014         17.811031          17.763072          3,102.1690
01/01/2015 to 12/31/2015         17.763072          17.801682          2,201.2943
--------------------------       ---------          ---------         -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.724099          14.297916              0.0000
01/01/2010 to 12/31/2010         14.297916          17.318737            263.6801
01/01/2011 to 12/31/2011         17.318737          14.331359            277.6692
01/01/2012 to 12/31/2012         14.331359          16.694711            292.5667
01/01/2013 to 12/31/2013         16.694711          21.048698            264.5199
01/01/2014 to 12/31/2014         21.048698          19.405320            279.8184
01/01/2015 to 12/31/2015         19.405320          20.277327            282.9575
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.266628          14.568961              0.0000
01/01/2015 to 12/31/2015         14.568961          14.310894              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.661389          15.092063        100,366.7511
01/01/2015 to 12/31/2015         15.092063          14.751994        100,043.2859
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.665789          11.207862            975.7458
01/01/2007 to 12/31/2007         11.207862          11.728942          2,538.0313
01/01/2008 to 12/31/2008         11.728942           9.195499          2,808.4219
01/01/2009 to 12/31/2009          9.195499          11.167184         32,199.6000
01/01/2010 to 12/31/2010         11.167184          12.236982         45,992.1218
01/01/2011 to 12/31/2011         12.236982          12.305967         45,465.9682
01/01/2012 to 12/31/2012         12.305967          13.485102         46,633.5911
01/01/2013 to 12/31/2013         13.485102          14.534024         48,082.5594
01/01/2014 to 04/25/2014         14.534024          14.662835              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.078015          11.655693              0.0000
01/01/2007 to 12/31/2007         11.655693          12.230722          6,002.6668
01/01/2008 to 12/31/2008         12.230722           8.891656         18,493.1476
01/01/2009 to 12/31/2009          8.891656          11.077435         54,762.8000
01/01/2010 to 12/31/2010         11.077435          12.302507         76,721.9215
01/01/2011 to 12/31/2011         12.302507          12.141855         74,021.9484
01/01/2012 to 12/31/2012         12.141855          13.483142         79,120.7502
01/01/2013 to 12/31/2013         13.483142          15.217504         71,451.5368
01/01/2014 to 04/25/2014         15.217504          15.294526              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.611550          16.191906        218,477.1174
01/01/2015 to 12/31/2015         16.191906          15.795939        192,863.8863
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.548381          12.178561          4,335.6745
01/01/2007 to 12/31/2007         12.178561          12.620018         26,913.1118
01/01/2008 to 12/31/2008         12.620018           8.486897         52,474.0110
01/01/2009 to 12/31/2009          8.486897          10.761824        241,247.4000
01/01/2010 to 12/31/2010         10.761824          12.078099        325,079.6655
01/01/2011 to 12/31/2011         12.078099          11.731110        318,475.9618
01/01/2012 to 12/31/2012         11.731110          13.205159        272,802.3463
01/01/2013 to 12/31/2013         13.205159          15.581352        245,232.4995
01/01/2014 to 04/25/2014         15.581352          15.613090              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.093163          16.787726        164,800.9320
01/01/2015 to 12/31/2015         16.787726          16.306137        124,147.8161
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.169006          12.840820         17,379.6511
01/01/2007 to 12/31/2007         12.840820          13.283440         51,384.8778
01/01/2008 to 12/31/2008         13.283440           8.154618         58,514.7851
01/01/2009 to 12/31/2009          8.154618          10.482478        144,990.5900
01/01/2010 to 12/31/2010         10.482478          11.961823        147,782.5103
01/01/2011 to 12/31/2011         11.961823          11.361618        132,163.2649
01/01/2012 to 12/31/2012         11.361618          12.990064        149,550.5851
01/01/2013 to 12/31/2013         12.990064          16.161288        170,188.1340
01/01/2014 to 04/25/2014         16.161288          16.106142              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           7.043344          1,332.1005
01/01/2009 to 12/31/2009          7.043344           8.946319         36,587.2400
01/01/2010 to 12/31/2010          8.946319           9.727645         43,577.1330
01/01/2011 to 12/31/2011          9.727645           9.442644         41,594.2768
01/01/2012 to 12/31/2012          9.442644          10.833714         32,700.0339
01/01/2013 to 04/26/2013         10.833714          11.670488              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         42.089627          46.551863         30,267.0007
01/01/2007 to 12/31/2007         46.551863          47.887428         30,360.5407
01/01/2008 to 12/31/2008         47.887428          36.740777         32,956.3277
01/01/2009 to 12/31/2009         36.740777          42.947223         30,464.2700
01/01/2010 to 12/31/2010         42.947223          46.592880         21,466.0017
01/01/2011 to 12/31/2011         46.592880          47.032172         19,626.8442
01/01/2012 to 12/31/2012         47.032172          51.723162         18,724.1191
01/01/2013 to 12/31/2013         51.723162          60.662824         16,054.7183
01/01/2014 to 12/31/2014         60.662824          64.952354         15,650.4832
01/01/2015 to 12/31/2015         64.952354          63.921158         13,825.3671
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.298179          11.381497          2,293.4693
01/01/2009 to 12/31/2009         11.381497          13.560656         20,177.7200
01/01/2010 to 12/31/2010         13.560656          14.896873         22,596.0229
01/01/2011 to 12/31/2011         14.896873          14.813602         21,218.2047
01/01/2012 to 12/31/2012         14.813602          17.024407         20,803.7502
01/01/2013 to 12/31/2013         17.024407          22.773818         48,817.6482
01/01/2014 to 12/31/2014         22.773818          24.878829         45,249.6274
01/01/2015 to 12/31/2015         24.878829          24.492472         41,871.1207
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           6.609256          1,658.5627
01/01/2009 to 12/31/2009          6.609256           8.155468         53,368.7500
01/01/2010 to 12/31/2010          8.155468           8.946498         64,949.9812
01/01/2011 to 12/31/2011          8.946498           8.791662         67,153.6324
01/01/2012 to 12/31/2012          8.791662           9.895061         56,606.6357
01/01/2013 to 04/26/2013          9.895061          10.846040              0.0000
--------------------------        --------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.593832          25.751668          3,143.2858
01/01/2014 to 12/31/2014         25.751668          25.368059          3,170.5756
01/01/2015 to 12/31/2015         25.368059          25.160709          3,017.3622
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         16.216868          18.366571         19,666.4683
01/01/2007 to 04/27/2007         18.366571          19.980101              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.422703          12.114501            211.6659
01/01/2007 to 04/27/2007         12.114501          13.390526              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.873505          15.879600         17,644.9013
01/01/2008 to 12/31/2008         15.879600           9.680404         10,446.0875
01/01/2009 to 12/31/2009          9.680404          13.081160          8,369.5400
01/01/2010 to 12/31/2010         13.081160          15.879773          5,528.5216
01/01/2011 to 12/31/2011         15.879773          14.862903          5,953.6695
01/01/2012 to 12/31/2012         14.862903          15.460907          4,370.7264
01/01/2013 to 04/26/2013         15.460907          16.774540              0.0000
--------------------------       ---------          ---------         -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.958558          18.895715              0.0000
01/01/2011 to 12/31/2011         18.895715          15.557500              0.0000
01/01/2012 to 12/31/2012         15.557500          15.767270              0.0000
01/01/2013 to 12/31/2013         15.767270          17.254725              0.0000
01/01/2014 to 12/31/2014         17.254725          13.839697              0.0000
01/01/2015 to 12/31/2015         13.839697           9.195036              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006      34.459095          38.954144          35,325.1673
01/01/2007 to 12/31/2007      38.954144          40.192757          37,739.7271
01/01/2008 to 12/31/2008      40.192757          24.042514          38,407.1149
01/01/2009 to 12/31/2009      24.042514          31.316645          28,602.6300
01/01/2010 to 12/31/2010      31.316645          34.599755          22,490.8717
01/01/2011 to 12/31/2011      34.599755          32.759135          20,665.7123
01/01/2012 to 12/31/2012      32.759135          36.477409          16,593.2207
01/01/2013 to 12/31/2013      36.477409          48.126759          12,974.8115
01/01/2014 to 12/31/2014      48.126759          52.520303          12,539.5561
01/01/2015 to 12/31/2015      52.520303          53.070035          11,526.6454
--------------------------    ---------          ---------          -----------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006      13.868690          16.286029          47,134.6240
01/01/2007 to 12/31/2007      16.286029          16.603694          51,848.6882
01/01/2008 to 12/31/2008      16.603694          11.296214          57,198.2302
01/01/2009 to 12/31/2009      11.296214          14.225315          38,336.4000
01/01/2010 to 12/31/2010      14.225315          15.827642          27,160.7844
01/01/2011 to 12/31/2011      15.827642          15.939739          25,870.0637
01/01/2012 to 12/31/2012      15.939739          18.788864          24,064.0580
01/01/2013 to 12/31/2013      18.788864          24.582709          20,323.4342
01/01/2014 to 12/31/2014      24.582709          27.364652          19,665.5087
01/01/2015 to 12/31/2015      27.364652          26.215536          18,335.3406

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          14.477171          18.334680             0.0000
01/01/2007 to 12/31/2007          18.334680          20.764665             0.0000
01/01/2008 to 12/31/2008          20.764665          12.229038             0.0000
01/01/2009 to 12/31/2009          12.229038          16.333429             0.0000
01/01/2010 to 12/31/2010          16.333429          18.205591             0.0000
01/01/2011 to 12/31/2011          18.205591          16.767759             0.0000
01/01/2012 to 12/31/2012          16.767759          19.130349             0.0000
01/01/2013 to 12/31/2013          19.130349          22.484920             0.0000
01/01/2014 to 12/31/2014          22.484920          22.279193             0.0000
01/01/2015 to 12/31/2015          22.279193          21.486836             0.0000
--------------------------        ---------          ---------             ------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          25.356577          26.275659             0.0000
01/01/2007 to 12/31/2007          26.275659          29.800481         6,802.6683
01/01/2008 to 12/31/2008          29.800481          18.131294         5,273.4841
01/01/2009 to 12/31/2009          18.131294          25.481139        10,328.7800
01/01/2010 to 12/31/2010          25.481139          28.120620        10,452.5326
01/01/2011 to 12/31/2011          28.120620          25.304151         7,058.2237
01/01/2012 to 12/31/2012          25.304151          30.626271         6,716.1959
01/01/2013 to 12/31/2013          30.626271          39.071008         6,569.1584
01/01/2014 to 12/31/2014          39.071008          39.478221         6,226.6926
01/01/2015 to 12/31/2015          39.478221          41.692375         6,109.8012
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.475658          16.456800             0.0000
01/01/2009 to 12/31/2009          16.456800          26.214597         1,276.4600
01/01/2010 to 12/31/2010          26.214597          31.692032         1,178.9783
01/01/2011 to 12/31/2011          31.692032          25.306955           687.6114
01/01/2012 to 12/31/2012          25.306955          29.533899           972.6045
01/01/2013 to 12/31/2013          29.533899          37.415278           921.6814
01/01/2014 to 12/31/2014          37.415278          37.734846           673.3515
01/01/2015 to 12/31/2015          37.734846          37.365142           650.2103
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         174.995116         101.288861           134.4725
01/01/2009 to 12/31/2009         101.288861         139.454756         1,095.7300
01/01/2010 to 12/31/2010         139.454756         163.451454         1,111.6823
01/01/2011 to 12/31/2011         163.451454         154.521164           470.9974
01/01/2012 to 12/31/2012         154.521164         179.892442           447.8248
01/01/2013 to 12/31/2013         179.892442         231.137497           436.2170
01/01/2014 to 12/31/2014         231.137497         247.689551           375.6249
01/01/2015 to 12/31/2015         247.689551         261.388538           357.8696
--------------------------       ----------         ----------        -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.938698          14.319391         1,943.3214
01/01/2007 to 12/31/2007         14.319391          16.326317             0.0000
01/01/2008 to 12/31/2008         16.326317           9.612628             0.0000
01/01/2009 to 12/31/2009          9.612628          13.009750             0.0000
01/01/2010 to 12/31/2010         13.009750          13.928351             0.0000
01/01/2011 to 12/31/2011         13.928351          12.292751             0.0000
01/01/2012 to 12/31/2012         12.292751          14.352638             0.0000
01/01/2013 to 12/31/2013         14.352638          17.430353             0.0000
01/01/2014 to 12/31/2014         17.430353          15.297602             0.0000
01/01/2015 to 12/31/2015         15.297602          14.126670             0.0000
--------------------------       ---------          ---------         ----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.234754          10.594856             0.0000
01/01/2013 to 12/31/2013         10.594856          11.629492             0.0000
01/01/2014 to 12/31/2014         11.629492          12.328969             0.0000
01/01/2015 to 12/31/2015         12.328969          12.246345             0.0000
--------------------------       ---------          ---------         ----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996871           1.041486             0.0000
01/01/2015 to 12/31/2015          1.041486           1.018431             0.0000
--------------------------       ---------          ---------         ----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.170751          11.590582             0.0000
01/01/2013 to 12/31/2013         11.590582          11.058418             0.0000
01/01/2014 to 12/31/2014         11.058418          11.357638             0.0000
01/01/2015 to 12/31/2015         11.357638          10.142771             0.0000
--------------------------       ---------          ---------         ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.989336          10.323202             0.0000
01/01/2013 to 12/31/2013         10.323202          11.245916             0.0000
01/01/2014 to 12/31/2014         11.245916          11.763248             0.0000
01/01/2015 to 12/31/2015         11.763248          11.604502             0.0000
--------------------------       ---------          ---------         ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.700649          18.556351             0.0000
01/01/2010 to 12/31/2010         18.556351          21.216330             0.0000
01/01/2011 to 12/31/2011         21.216330          21.444536             0.0000
01/01/2012 to 12/31/2012         21.444536          24.680137             0.0000
01/01/2013 to 12/31/2013         24.680137          26.648419             0.0000
01/01/2014 to 12/31/2014         26.648419          27.184614             0.0000
01/01/2015 to 12/31/2015         27.184614          25.760405             0.0000
--------------------------       ---------          ---------         ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.248496           9.441539              0.0000
01/01/2009 to 12/31/2009          9.441539          12.563021              0.0000
01/01/2010 to 12/31/2010         12.563021          14.405370            327.8046
01/01/2011 to 12/31/2011         14.405370          13.432025            327.8046
01/01/2012 to 12/31/2012         13.432025          16.711714              0.0000
01/01/2013 to 12/31/2013         16.711714          17.089302              0.0000
01/01/2014 to 12/31/2014         17.089302          19.116151              0.0000
01/01/2015 to 12/31/2015         19.116151          18.614103              0.0000
--------------------------       ---------          ---------            --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.157893           6.494396              0.0000
01/01/2012 to 12/31/2012          6.494396           7.600271              0.0000
01/01/2013 to 12/31/2013          7.600271          10.928689              0.0000
01/01/2014 to 12/31/2014         10.928689          12.832029              0.0000
01/01/2015 to 12/31/2015         12.832029          12.161112              0.0000
--------------------------       ---------          ---------            --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.539061          12.065771              0.0000
--------------------------       ---------          ---------            --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.424844          11.187409              0.0000
01/01/2007 to 12/31/2007         11.187409          10.395132              0.0000
01/01/2008 to 12/31/2008         10.395132           4.658941              0.0000
01/01/2009 to 12/31/2009          4.658941           6.348097              0.0000
01/01/2010 to 12/31/2010          6.348097           6.729108              0.0000
01/01/2011 to 04/29/2011          6.729108           7.158628              0.0000
--------------------------       ---------          ---------            --------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010738           1.049071              0.0000
01/01/2013 to 12/31/2013          1.049071           1.055320              0.0000
01/01/2014 to 12/31/2014          1.055320           1.100374              0.0000
01/01/2015 to 12/31/2015          1.100374           1.041011              0.0000
--------------------------       ---------          ---------            --------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.486442          12.019041          2,898.9690
01/01/2007 to 12/31/2007         12.019041          11.573146          4,831.1309
01/01/2008 to 12/31/2008         11.573146           7.324593          4,126.5162
01/01/2009 to 12/31/2009          7.324593           9.156929          7,531.0600
01/01/2010 to 12/31/2010          9.156929          10.388542          7,764.1426
01/01/2011 to 12/31/2011         10.388542          10.109624          6,382.0304
01/01/2012 to 12/31/2012         10.109624          11.832467          6,787.6948
01/01/2013 to 12/31/2013         11.832467          15.821328          5,975.0769
01/01/2014 to 12/31/2014         15.821328          17.079824          4,361.0957
01/01/2015 to 12/31/2015         17.079824          15.860504          4,349.7258
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.449608          28.194571         70,236.3770
01/01/2007 to 12/31/2007         28.194571          28.009419         65,681.8927
01/01/2008 to 12/31/2008         28.009419          16.934990         54,052.8504
01/01/2009 to 12/31/2009         16.934990          21.162421         44,544.2000
01/01/2010 to 12/31/2010         21.162421          26.234880         42,580.4896
01/01/2011 to 12/31/2011         26.234880          24.951492         39,010.9458
01/01/2012 to 12/31/2012         24.951492          28.261389         34,547.6102
01/01/2013 to 12/31/2013         28.261389          36.368668         33,535.5904
01/01/2014 to 12/31/2014         36.368668          39.380455         28,553.5755
01/01/2015 to 12/31/2015         39.380455          35.398341         26,105.1394
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.329056          16.239224         63,427.2570
01/01/2007 to 04/27/2007         16.239224          17.310655              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012792           1.051120              0.0000
01/01/2013 to 12/31/2013          1.051120           1.152112              0.0000
01/01/2014 to 12/31/2014          1.152112           1.217171              0.0000
01/01/2015 to 12/31/2015          1.217171           1.212801              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.336785           9.897855              0.0000
01/01/2009 to 12/31/2009          9.897855          12.587476            355.2000
01/01/2010 to 12/31/2010         12.587476          14.824062            355.2042
01/01/2011 to 12/31/2011         14.824062          13.123348            461.9284
01/01/2012 to 12/31/2012         13.123348          14.949948            222.3797
01/01/2013 to 12/31/2013         14.949948          19.621975            222.3797
01/01/2014 to 12/31/2014         19.621975          20.225312            222.3797
01/01/2015 to 12/31/2015         20.225312          18.489347            222.3797
--------------------------       ---------          ---------         -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.310891          18.660354         63,363.6654
01/01/2007 to 12/31/2007         18.660354          19.634314         52,611.2890
01/01/2008 to 12/31/2008         19.634314          15.782622         40,251.5366
01/01/2009 to 12/31/2009         15.782622          21.318214         36,996.1300
01/01/2010 to 12/31/2010         21.318214          23.783192         35,448.9590
01/01/2011 to 12/31/2011         23.783192          24.535735         32,153.5598
01/01/2012 to 12/31/2012         24.535735          27.366430         27,666.5334
01/01/2013 to 12/31/2013         27.366430          29.182930         26,474.7042
01/01/2014 to 12/31/2014         29.182930          30.212150         20,597.4567
01/01/2015 to 12/31/2015         30.212150          29.188085         19,360.8134
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.329056          16.239224         63,427.2570
01/01/2007 to 04/27/2007         16.239224          17.310655              0.0000
--------------------------       ---------          ---------         -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         12.106306          12.709570          2,016.4700
01/01/2007 to 04/27/2007         12.709570          13.575155              0.0000
--------------------------       ---------          ---------         -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988288           9.776930            657.0767
01/01/2012 to 12/31/2012          9.776930          10.079472            652.1147
01/01/2013 to 12/31/2013         10.079472          10.069806            652.1147
01/01/2014 to 12/31/2014         10.069806          10.049910            599.2416
01/01/2015 to 12/31/2015         10.049910           9.863289            530.1021
--------------------------       ---------          ---------         -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.806140          12.231559              0.0000
01/01/2011 to 12/31/2011         12.231559          12.039964              0.0000
01/01/2012 to 12/31/2012         12.039964          13.588400              0.0000
01/01/2013 to 12/31/2013         13.588400          13.558824              0.0000
01/01/2014 to 12/31/2014         13.558824          13.543125              0.0000
01/01/2015 to 12/31/2015         13.543125          12.818529              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.480000          13.084794              0.0000
01/01/2007 to 12/31/2007         13.084794          13.294408              0.0000
01/01/2008 to 12/31/2008         13.294408           7.770474              0.0000
01/01/2009 to 12/31/2009          7.770474          10.179211              0.0000
01/01/2010 to 12/31/2010         10.179211          11.711649              0.0000
01/01/2011 to 12/31/2011         11.711649          10.898409              0.0000
01/01/2012 to 12/31/2012         10.898409          12.564185              0.0000
01/01/2013 to 12/31/2013         12.564185          16.069414              0.0000
01/01/2014 to 12/31/2014         16.069414          16.677357              0.0000
01/01/2015 to 12/31/2015         16.677357          16.139443              0.0000
--------------------------       ---------          ---------         -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.016325          10.491576              0.0000
01/01/2013 to 12/31/2013         10.491576          11.849303              0.0000
01/01/2014 to 12/31/2014         11.849303          12.831162              0.0000
01/01/2015 to 12/31/2015         12.831162          12.153812              0.0000
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987661           1.013952              0.0000
01/01/2013 to 12/31/2013          1.013952           1.130974              0.0000
01/01/2014 to 12/31/2014          1.130974           1.220363              0.0000
01/01/2015 to 12/31/2015          1.220363           1.190599              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.534060           6.214502              0.0000
01/01/2009 to 12/31/2009          6.214502          10.368809          1,352.8400
01/01/2010 to 12/31/2010         10.368809          12.662499            854.5379
01/01/2011 to 12/31/2011         12.662499          10.166471              0.0000
01/01/2012 to 12/31/2012         10.166471          11.936633              0.0000
01/01/2013 to 12/31/2013         11.936633          11.201168              0.0000
01/01/2014 to 12/31/2014         11.201168          10.340672              0.0000
01/01/2015 to 12/31/2015         10.340672           8.801610              0.0000
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.917404          16.146190         24,946.0278
01/01/2007 to 12/31/2007         16.146190          18.063774         24,642.2724
01/01/2008 to 12/31/2008         18.063774          10.281316         16,585.5100
01/01/2009 to 12/31/2009         10.281316          13.358697         13,071.5400
01/01/2010 to 12/31/2010         13.358697          14.697412         13,904.3368
01/01/2011 to 12/31/2011         14.697412          12.960029         14,482.5408
01/01/2012 to 12/31/2012         12.960029          14.936541         13,070.2243
01/01/2013 to 12/31/2013         14.936541          17.591669         12,802.1872
01/01/2014 to 12/31/2014         17.591669          16.165797         12,511.4266
01/01/2015 to 12/31/2015         16.165797          15.681799         12,260.7632
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.129216          10.841087         66,886.5867
01/01/2007 to 12/31/2007         10.841087          13.219532         59,936.7695
01/01/2008 to 12/31/2008         13.219532           6.951387         50,584.7610
01/01/2009 to 12/31/2009          6.951387          10.796795         45,422.8700
01/01/2010 to 12/31/2010         10.796795          14.084058         42,822.0445
01/01/2011 to 12/31/2011         14.084058          12.946656         40,470.3490
01/01/2012 to 12/31/2012         12.946656          13.971705         37,494.5478
01/01/2013 to 12/31/2013         13.971705          19.182749         36,878.0648
01/01/2014 to 12/31/2014         19.182749          19.136593         27,630.9302
01/01/2015 to 12/31/2015         19.136593          17.949645         23,906.6864
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.049221          19.591226            807.4039
01/01/2007 to 12/31/2007         19.591226          20.558001            541.2908
01/01/2008 to 12/31/2008         20.558001          12.067813            541.2908
01/01/2009 to 12/31/2009         12.067813          16.661410            540.9700
01/01/2010 to 12/31/2010         16.661410          19.075241            846.0598
01/01/2011 to 12/31/2011         19.075241          17.255312            845.9668
01/01/2012 to 12/31/2012         17.255312          20.648157            970.5223
01/01/2013 to 12/31/2013         20.648157          25.920568          3,283.7369
01/01/2014 to 12/31/2014         25.920568          26.146981          2,766.7410
01/01/2015 to 12/31/2015         26.146981          26.838437          2,634.6560
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.771011          20.175455          1,684.6192
01/01/2007 to 12/31/2007         20.175455          20.391112          4,984.8625
01/01/2008 to 12/31/2008         20.391112          11.614198          3,387.2781
01/01/2009 to 12/31/2009         11.614198          15.037439          3,189.9800
01/01/2010 to 12/31/2010         15.037439          15.948823          3,120.2901
01/01/2011 to 04/29/2011         15.948823          17.802777              0.0000
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998630           6.576081             72.6008
01/01/2009 to 12/31/2009          6.576081           8.612916              0.0000
01/01/2010 to 12/31/2010          8.612916           9.157409              0.0000
01/01/2011 to 12/31/2011          9.157409           8.420143          5,150.7936
01/01/2012 to 12/31/2012          8.420143          10.162176          4,891.9119
01/01/2013 to 04/26/2013         10.162176          10.808610              0.0000
--------------------------       ---------          ---------          ----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999829           1.036661              0.0000
01/01/2015 to 12/31/2015          1.036661           0.967712              0.0000
--------------------------       ---------          ---------          ----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.826926          13.094531              0.0000
01/01/2010 to 12/31/2010         13.094531          13.935551            301.0777
01/01/2011 to 12/31/2011         13.935551          15.296196            301.0777
01/01/2012 to 12/31/2012         15.296196          16.484567          1,523.0160
01/01/2013 to 12/31/2013         16.484567          14.769826          1,900.0529
01/01/2014 to 12/31/2014         14.769826          15.008360              0.0000
01/01/2015 to 12/31/2015         15.008360          14.360973              0.0000
--------------------------       ---------          ---------          ----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.281675          12.677501         27,226.8193
01/01/2007 to 12/31/2007         12.677501          13.466206         25,179.5324
01/01/2008 to 12/31/2008         13.466206          13.352976         13,834.8347
01/01/2009 to 12/31/2009         13.352976          15.564587         19,206.0900
01/01/2010 to 12/31/2010         15.564587          16.627178         18,390.2827
01/01/2011 to 12/31/2011         16.627178          16.941658         19,055.2016
01/01/2012 to 12/31/2012         16.941658          18.281175         14,985.5847
01/01/2013 to 12/31/2013         18.281175          17.708284         14,953.0674
01/01/2014 to 12/31/2014         17.708284          18.221390         13,503.5762
01/01/2015 to 12/31/2015         18.221390          17.995955         12,912.1606
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.570507          20.077826              0.0000
01/01/2007 to 12/31/2007         20.077826          20.819426              0.0000
01/01/2008 to 12/31/2008         20.819426          13.808812              0.0000
01/01/2009 to 12/31/2009         13.808812          16.894558         32,865.5200
01/01/2010 to 12/31/2010         16.894558          19.391395         31,823.7525
01/01/2011 to 12/31/2011         19.391395          18.280134         25,085.6166
01/01/2012 to 12/31/2012         18.280134          19.963704         22,473.6378
01/01/2013 to 12/31/2013         19.963704          26.237007         21,479.1218
01/01/2014 to 12/31/2014         26.237007          28.802113         20,923.9394
01/01/2015 to 12/31/2015         28.802113          28.462312         20,012.3447
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.912864          12.922292         96,163.7007
01/01/2007 to 12/31/2007         12.922292          12.719709         88,882.9466
01/01/2008 to 12/31/2008         12.719709           7.485836         71,936.7219
01/01/2009 to 05/01/2009          7.485836           7.405470              0.0000
--------------------------       ---------          ---------         -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.460777          19.195186            730.2848
01/01/2007 to 12/31/2007         19.195186          20.215368            785.3051
01/01/2008 to 12/31/2008         20.215368          17.819142            678.5096
01/01/2009 to 12/31/2009         17.819142          23.420559          1,119.2500
01/01/2010 to 12/31/2010         23.420559          25.945844          1,075.5463
01/01/2011 to 12/31/2011         25.945844          26.554217          1,035.2178
01/01/2012 to 12/31/2012         26.554217          29.271062          1,099.0515
01/01/2013 to 12/31/2013         29.271062          29.353992          1,278.2292
01/01/2014 to 12/31/2014         29.353992          30.318125          1,326.9167
01/01/2015 to 12/31/2015         30.318125          29.553576          1,357.3608
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.788866          10.966715              0.0000
01/01/2013 to 12/31/2013         10.966715          10.341008              0.0000
01/01/2014 to 12/31/2014         10.341008          10.984268              0.0000
01/01/2015 to 12/31/2015         10.984268          10.894477              0.0000
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216514          10.764514              0.0000
01/01/2014 to 12/31/2014         10.764514          11.549405              0.0000
01/01/2015 to 12/31/2015         11.549405          11.263214              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010771           1.069251              0.0000
01/01/2013 to 12/31/2013          1.069251           1.162736              0.0000
01/01/2014 to 12/31/2014          1.162736           1.237160              0.0000
01/01/2015 to 12/31/2015          1.237160           1.211052              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.853202       10.623130                 0.0000
01/01/2010 to 12/31/2010         10.623130       11.775216                 0.0000
01/01/2011 to 12/31/2011         11.775216       11.752635                 0.0000
01/01/2012 to 12/31/2012         11.752635       13.096730                 0.0000
01/01/2013 to 12/31/2013         13.096730       14.606605                 0.0000
01/01/2014 to 12/31/2014         14.606605       15.263532                 0.0000
01/01/2015 to 12/31/2015         15.263532       14.778004                 0.0000
--------------------------       ---------       ---------                 ------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.149721       10.067774                 0.0000
01/01/2010 to 12/31/2010         10.067774       11.350044                 0.0000
01/01/2011 to 12/31/2011         11.350044       10.970687                 0.0000
01/01/2012 to 12/31/2012         10.970687       12.462292                 0.0000
01/01/2013 to 12/31/2013         12.462292       14.531751                 0.0000
01/01/2014 to 12/31/2014         14.531751       15.123188                 0.0000
01/01/2015 to 12/31/2015         15.123188       14.590171                 0.0000
--------------------------       ---------       ---------                 ------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         50.452841       58.810228             1,391.5068
01/01/2007 to 12/31/2007         58.810228       60.406739               181.3590
01/01/2008 to 12/31/2008         60.406739       38.063919               179.8534
01/01/2009 to 12/31/2009         38.063919       44.610827               131.5800
01/01/2010 to 12/31/2010         44.610827       51.690773                69.0858
01/01/2011 to 12/31/2011         51.690773       49.126490                54.8103
01/01/2012 to 12/31/2012         49.126490       57.377608                54.6627
01/01/2013 to 12/31/2013         57.377608       75.982209                21.8892
01/01/2014 to 12/31/2014         75.982209       85.217857                21.8066
01/01/2015 to 12/31/2015         85.217857       81.371498                21.7239
--------------------------       ---------       ---------             ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         49.135376       57.157006            79,235.3239
01/01/2007 to 12/31/2007         57.157006       58.543777            55,670.3474
01/01/2008 to 12/31/2008         58.543777       36.810057            44,339.2411
01/01/2009 to 12/31/2009         36.810057       43.039257            38,348.2600
01/01/2010 to 12/31/2010         43.039257       49.738701            37,204.0589
01/01/2011 to 12/31/2011         49.738701       47.152205            33,239.6762
01/01/2012 to 12/31/2012         47.152205       54.934917            30,576.5485
01/01/2013 to 12/31/2013         54.934917       72.576802            29,499.2579
01/01/2014 to 12/31/2014         72.576802       81.194125            24,359.8159
01/01/2015 to 12/31/2015         81.194125       77.310159            22,437.9894
--------------------------       ---------       ---------            -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.855027          14.715800              0.0000
01/01/2007 to 12/31/2007         14.715800          13.654424              0.0000
01/01/2008 to 12/31/2008         13.654424           8.266152              0.0000
01/01/2009 to 12/31/2009          8.266152          10.597166              0.0000
01/01/2010 to 04/30/2010         10.597166          11.327407              0.0000
--------------------------       ---------          ---------              ------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.087413           8.479563              0.0000
01/01/2007 to 12/31/2007          8.479563           9.850612              0.0000
01/01/2008 to 12/31/2008          9.850612           5.861129              0.0000
01/01/2009 to 12/31/2009          5.861129           8.420404              0.0000
01/01/2010 to 12/31/2010          8.420404          10.617962              0.0000
01/01/2011 to 12/31/2011         10.617962          10.313564              0.0000
01/01/2012 to 12/31/2012         10.313564          11.578382              0.0000
01/01/2013 to 12/31/2013         11.578382          15.617217              0.0000
01/01/2014 to 12/31/2014         15.617217          17.393478              0.0000
01/01/2015 to 12/31/2015         17.393478          18.323761              0.0000
--------------------------       ---------          ---------              ------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.200629           8.628000              0.0000
01/01/2010 to 12/31/2010          8.628000           9.574461              0.0000
01/01/2011 to 12/31/2011          9.574461           9.472340              0.0000
01/01/2012 to 12/31/2012          9.472340          10.600206              0.0000
01/01/2013 to 12/31/2013         10.600206          14.046202              0.0000
01/01/2014 to 12/31/2014         14.046202          15.732520              0.0000
01/01/2015 to 12/31/2015         15.732520          16.222348              0.0000
--------------------------       ---------          ---------              ------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.096326          19.624437          1,996.6685
01/01/2007 to 12/31/2007         19.624437          21.330719          1,843.2830
01/01/2008 to 12/31/2008         21.330719          11.745533          2,117.3561
01/01/2009 to 12/31/2009         11.745533          14.138310          2,013.2500
01/01/2010 to 12/31/2010         14.138310          14.920717          1,733.1925
01/01/2011 to 12/31/2011         14.920717          11.769049          2,015.6770
01/01/2012 to 12/31/2012         11.769049          13.873038            474.8212
01/01/2013 to 12/31/2013         13.873038          15.774706            481.0086
01/01/2014 to 12/31/2014         15.774706          15.057913            515.4627
01/01/2015 to 12/31/2015         15.057913          14.548162            218.8616
--------------------------       ---------          ---------          ----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.189571          16.490508              0.0000
01/01/2014 to 12/31/2014         16.490508          17.174818              0.0000
01/01/2015 to 12/31/2015         17.174818          16.951915              0.0000
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         46.728513          48.058804              0.0000
01/01/2007 to 12/31/2007         48.058804          50.316710            135.1774
01/01/2008 to 12/31/2008         50.316710          47.868866              0.0000
01/01/2009 to 12/31/2009         47.868866          51.615649            416.2100
01/01/2010 to 12/31/2010         51.615649          55.087697             87.9702
01/01/2011 to 12/31/2011         55.087697          57.834950             43.0178
01/01/2012 to 12/31/2012         57.834950          61.271564             38.0890
01/01/2013 to 12/31/2013         61.271564          59.900695             33.8572
01/01/2014 to 12/31/2014         59.900695          63.185057             30.0835
01/01/2015 to 12/31/2015         63.185057          62.612799             26.3623
--------------------------       ---------          ---------            --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.191970          11.602925            139.0700
01/01/2010 to 12/31/2010         11.602925          13.730001             60.1585
01/01/2011 to 12/31/2011         13.730001          12.346718             41.3465
01/01/2012 to 12/31/2012         12.346718          13.944955             41.3080
01/01/2013 to 12/31/2013         13.944955          18.484367              0.0000
01/01/2014 to 12/31/2014         18.484367          19.879029              0.0000
01/01/2015 to 12/31/2015         19.879029          20.864795              0.0000
--------------------------       ---------          ---------            --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         15.854780          16.601870            868.1722
01/01/2008 to 12/31/2008         16.601870           9.403807            325.9489
01/01/2009 to 05/01/2009          9.403807           8.948289              0.0000
--------------------------       ---------          ---------            --------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.137415          10.467468             10.0092
01/01/2007 to 12/31/2007         10.467468          10.834395              9.5922
01/01/2008 to 12/31/2008         10.834395          10.977543          1,796.2739
01/01/2009 to 12/31/2009         10.977543          10.868628          4,075.8000
01/01/2010 to 12/31/2010         10.868628          10.733614          1,822.5775
01/01/2011 to 12/31/2011         10.733614          10.600639          1,245.2756
01/01/2012 to 12/31/2012         10.600639          10.468237          1,176.5826
01/01/2013 to 12/31/2013         10.468237          10.338196          1,646.9973
01/01/2014 to 12/31/2014         10.338196          10.209771          1,149.5715
01/01/2015 to 12/31/2015         10.209771          10.082941          1,134.8341
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.469699          13.638565         14,806.6846
01/01/2007 to 12/31/2007         13.638565          15.002123         14,563.2818
01/01/2008 to 12/31/2008         15.002123           9.400752         14,447.2582
01/01/2009 to 12/31/2009          9.400752          12.956996         13,955.9000
01/01/2010 to 12/31/2010         12.956996          14.243832         13,117.1767
01/01/2011 to 12/31/2011         14.243832          14.098446         12,833.9991
01/01/2012 to 12/31/2012         14.098446          16.088354         10,662.3866
01/01/2013 to 12/31/2013         16.088354          21.724736         10,577.8963
01/01/2014 to 12/31/2014         21.724736          23.330735         10,458.2292
01/01/2015 to 12/31/2015         23.330735          25.469329          9,959.0682
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.693182           9.239346              0.0000
01/01/2007 to 12/31/2007          9.239346          10.427689          2,224.0513
01/01/2008 to 12/31/2008         10.427689           5.566976            789.7356
01/01/2009 to 12/31/2009          5.566976           7.900510            950.9300
01/01/2010 to 12/31/2010          7.900510           8.535569            975.6949
01/01/2011 to 12/31/2011          8.535569           8.313373          1,306.2122
01/01/2012 to 04/27/2012          8.313373           9.357081              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.665966          11.288655          1,362.4731
01/01/2008 to 12/31/2008         11.288655           6.542826            698.8357
01/01/2009 to 12/31/2009          6.542826           8.379083              0.0000
01/01/2010 to 12/31/2010          8.379083          10.869047              0.0000
01/01/2011 to 12/31/2011         10.869047          11.028992              0.0000
01/01/2012 to 12/31/2012         11.028992          12.077797              0.0000
01/01/2013 to 12/31/2013         12.077797          17.698454              0.0000
01/01/2014 to 12/31/2014         17.698454          17.641971              0.0000
01/01/2015 to 12/31/2015         17.641971          17.671477              0.0000
--------------------------       ---------          ---------         -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.721361          14.289556              0.0000
01/01/2010 to 12/31/2010         14.289556          17.299971              0.0000
01/01/2011 to 12/31/2011         17.299971          14.308679              0.0000
01/01/2012 to 12/31/2012         14.308679          16.659917              0.0000
01/01/2013 to 12/31/2013         16.659917          20.994338              0.0000
01/01/2014 to 12/31/2014         20.994338          19.345524              0.0000
01/01/2015 to 12/31/2015         19.345524          20.204737              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.202557          14.498625              0.0000
01/01/2015 to 12/31/2015         14.498625          14.234683              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.592001          15.015555              0.0000
01/01/2015 to 12/31/2015         15.015555          14.669871              0.0000
--------------------------       ---------          ---------              ------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.660000          11.195801              0.0000
01/01/2007 to 12/31/2007         11.195801          11.710432              0.0000
01/01/2008 to 12/31/2008         11.710432           9.176380              0.0000
01/01/2009 to 12/31/2009          9.176380          11.138396              0.0000
01/01/2010 to 12/31/2010         11.138396          12.199339              0.0000
01/01/2011 to 12/31/2011         12.199339          12.261994              0.0000
01/01/2012 to 12/31/2012         12.261994          13.430164              0.0000
01/01/2013 to 12/31/2013         13.430164          14.467578              0.0000
01/01/2014 to 04/25/2014         14.467578          14.593500              0.0000
--------------------------       ---------          ---------              ------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.070000          11.643151              0.0000
01/01/2007 to 12/31/2007         11.643151          12.211421              0.0000
01/01/2008 to 12/31/2008         12.211421           8.873167              0.0000
01/01/2009 to 12/31/2009          8.873167          11.048877              0.0000
01/01/2010 to 12/31/2010         11.048877          12.264661              0.0000
01/01/2011 to 12/31/2011         12.264661          12.098465              0.0000
01/01/2012 to 12/31/2012         12.098465          13.428209              0.0000
01/01/2013 to 12/31/2013         13.428209          15.147931              0.0000
01/01/2014 to 04/25/2014         15.147931          15.222202              0.0000
--------------------------       ---------          ---------              ------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.537658          16.109814          1,823.2136
01/01/2015 to 12/31/2015         16.109814          15.707996          1,821.4013
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.540000          12.165458              0.0000
01/01/2007 to 12/31/2007         12.165458          12.600103              0.0000
01/01/2008 to 12/31/2008         12.600103           8.469248              0.0002
01/01/2009 to 12/31/2009          8.469248          10.734075          7,396.0900
01/01/2010 to 12/31/2010         10.734075          12.040940          2,916.5976
01/01/2011 to 12/31/2011         12.040940          11.689184          1,829.6990
01/01/2012 to 12/31/2012         11.689184          13.151353          1,827.3213
01/01/2013 to 12/31/2013         13.151353          15.510110          1,825.1257
01/01/2014 to 04/25/2014         15.510110          15.539254              0.0000
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.016983          16.702606          9,286.9739
01/01/2015 to 12/31/2015         16.702606          16.215346          8,772.7337
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.160000          12.827005              0.0000
01/01/2007 to 12/31/2007         12.827005          13.262478              0.0000
01/01/2008 to 12/31/2008         13.262478           8.137657              0.0000
01/01/2009 to 12/31/2009          8.137657          10.455446              0.0000
01/01/2010 to 12/31/2010         10.455446          11.925017          1,067.7116
01/01/2011 to 12/31/2011         11.925017          11.321006          7,906.1679
01/01/2012 to 12/31/2012         11.321006          12.937129          7,704.7265
01/01/2013 to 12/31/2013         12.937129          16.087388          9,479.8568
01/01/2014 to 04/25/2014         16.087388          16.029967              0.0000
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           7.040916              0.0000
01/01/2009 to 12/31/2009          7.040916           8.938766              0.0000
01/01/2010 to 12/31/2010          8.938766           9.714577              0.0000
01/01/2011 to 12/31/2011          9.714577           9.425253          2,753.1769
01/01/2012 to 12/31/2012          9.425253          10.808328          2,741.1819
01/01/2013 to 04/26/2013         10.808328          11.641291              0.0000
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.721370          12.957579         65,730.8053
01/01/2007 to 12/31/2007         12.957579          13.322630         63,955.7576
01/01/2008 to 12/31/2008         13.322630          10.216420         56,463.6460
01/01/2009 to 12/31/2009         10.216420          11.936262         51,760.2800
01/01/2010 to 12/31/2010         11.936262          12.943025         50,888.3119
01/01/2011 to 12/31/2011         12.943025          13.058540         48,620.2169
01/01/2012 to 12/31/2012         13.058540          14.353784         42,577.3632
01/01/2013 to 12/31/2013         14.353784          16.826232         40,107.4676
01/01/2014 to 12/31/2014         16.826232          18.007027         35,699.8585
01/01/2015 to 12/31/2015         18.007027          17.712284         30,593.0190
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.218669          11.322128              0.0000
01/01/2009 to 12/31/2009         11.322128          13.483174          4,187.5400
01/01/2010 to 12/31/2010         13.483174          14.804357          3,977.3217
01/01/2011 to 12/31/2011         14.804357          14.714258          5,602.8362
01/01/2012 to 12/31/2012         14.714258          16.901742          4,895.7074
01/01/2013 to 12/31/2013         16.901742          22.598433          6,273.7870
01/01/2014 to 12/31/2014         22.598433          24.674894          6,038.5877
01/01/2015 to 12/31/2015         24.674894          24.279559          5,792.9017
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           6.606976          1,032.4958
01/01/2009 to 12/31/2009          6.606976           8.148579          2,193.1100
01/01/2010 to 12/31/2010          8.148579           8.934476          2,750.1684
01/01/2011 to 12/31/2011          8.934476           8.775467          4,041.6643
01/01/2012 to 12/31/2012          8.775467           9.871871          2,885.6252
01/01/2013 to 04/26/2013          9.871871          10.818903              0.0000
--------------------------        --------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.794799          20.994082          1,302.7087
01/01/2014 to 12/31/2014         20.994082          20.671002          1,274.1370
01/01/2015 to 12/31/2015         20.671002          20.491794          1,242.3162
--------------------------       ---------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.833069          20.186947          1,091.1188
01/01/2007 to 04/27/2007         20.186947          21.956823              0.0000
--------------------------       ---------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.416792          12.104219              0.0000
01/01/2007 to 04/27/2007         12.104219          13.376983              0.0000
--------------------------       ---------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.823903          15.830214          1,384.4902
01/01/2008 to 12/31/2008         15.830214           9.645448          1,451.0157
01/01/2009 to 12/31/2009          9.645448          13.027408          1,473.2500
01/01/2010 to 12/31/2010         13.027408          15.806624          1,380.7217
01/01/2011 to 12/31/2011         15.806624          14.787053          1,313.0822
01/01/2012 to 12/31/2012         14.787053          15.374272          1,301.7199
01/01/2013 to 04/26/2013         15.374272          16.677893              0.0000
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.824780          14.297535          4,958.8795
01/01/2007 to 12/31/2007         14.297535          15.411098          2,927.3717
01/01/2008 to 12/31/2008         15.411098           8.826725          2,921.5753
01/01/2009 to 12/31/2009          8.826725          12.468631          2,914.6100
01/01/2010 to 12/31/2010         12.468631          14.375590          2,908.9319
01/01/2011 to 12/31/2011         14.375590          14.007819          2,845.5791
01/01/2012 to 12/31/2012         14.007819          16.416171          2,845.5791
01/01/2013 to 12/31/2013         16.416171          22.497542          2,845.5791
01/01/2014 to 12/31/2014         22.497542          24.179030          2,845.5791
01/01/2015 to 12/31/2015         24.179030          26.388948          2,747.5255
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.604253          14.946661            631.3089
01/01/2007 to 12/31/2007         14.946661          16.167056            567.5293
01/01/2008 to 12/31/2008         16.167056          10.167261              0.0000
01/01/2009 to 12/31/2009         10.167261          13.920291              0.0000
01/01/2010 to 12/31/2010         13.920291          18.512706              0.0000
01/01/2011 to 12/31/2011         18.512706          18.547803              0.0000
01/01/2012 to 12/31/2012         18.547803          21.230144              0.0000
01/01/2013 to 12/31/2013         21.230144          30.227675              0.0000
01/01/2014 to 12/31/2014         30.227675          31.836293              0.0000
01/01/2015 to 12/31/2015         31.836293          32.215461              0.0000
--------------------------       ---------          ---------            --------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.946541          18.875228              0.0000
01/01/2011 to 12/31/2011         18.875228          15.532870              0.0000
01/01/2012 to 12/31/2012         15.532870          15.734395              0.0000
01/01/2013 to 12/31/2013         15.734395          17.210138              0.0000
01/01/2014 to 12/31/2014         17.210138          13.797019              0.0000
01/01/2015 to 12/31/2015         13.797019           9.162086              0.0000
--------------------------       ---------          ---------            --------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         13.011576          14.701552         43,717.9434
01/01/2007 to 12/31/2007         14.701552          15.161387         35,738.0580
01/01/2008 to 12/31/2008         15.161387           9.064681         28,255.3460
01/01/2009 to 12/31/2009          9.064681          11.801324         26,338.9800
01/01/2010 to 12/31/2010         11.801324          13.032014         26,052.5390
01/01/2011 to 12/31/2011         13.032014          12.332586         12,278.4541
01/01/2012 to 12/31/2012         12.332586          13.725477         11,659.8364
01/01/2013 to 12/31/2013         13.725477          18.099772         10,108.1080
01/01/2014 to 12/31/2014         18.099772          19.742246          8,817.8407
01/01/2015 to 12/31/2015         19.742246          19.938916          8,489.7100
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.864524          16.273023         21,871.5597
01/01/2007 to 12/31/2007         16.273023          16.582094         23,326.3841
01/01/2008 to 12/31/2008         16.582094          11.275849         21,596.4237
01/01/2009 to 12/31/2009         11.275849          14.192571         19,785.5700
01/01/2010 to 12/31/2010         14.192571          15.783322         18,550.8073
01/01/2011 to 12/31/2011         15.783322          15.887174         17,541.0632
01/01/2012 to 12/31/2012         15.887174          18.717496         12,648.6651
01/01/2013 to 12/31/2013         18.717496          24.477100         12,514.0221
01/01/2014 to 12/31/2014         24.477100          27.233471         12,408.3258
01/01/2015 to 12/31/2015         27.233471          26.076817         11,819.8097

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2015, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       108,934,409   $        26,320,844   $        132,365,029   $           363,320
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          108,934,409            26,320,844            132,365,029               363,320
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   45                    72                     76                    31
   Due to MetLife Insurance
     Company USA...........................                    3                     4                      2                     2
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   48                    76                     78                    33
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       108,934,361   $        26,320,768   $        132,364,951   $           363,287
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       108,934,361   $        26,320,768   $        132,345,920   $           363,287
   Net assets from contracts in payout.....                   --                    --                 19,031                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       108,934,361   $        26,320,768   $        132,364,951   $           363,287
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES         FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         5,093,414  $            124,019  $        20,859,696   $         5,437,791
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            5,093,414               124,019           20,859,696             5,437,791
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   77                     9                   91                   115
   Due to MetLife Insurance
     Company USA........................                    3                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   80                     9                   91                   115
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         5,093,334  $            124,010  $        20,859,605   $         5,437,676
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,089,578  $            124,010  $        20,806,353   $         5,409,622
   Net assets from contracts in payout..                3,756                    --               53,252                28,054
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         5,093,334  $            124,010  $        20,859,605   $         5,437,676
                                          ===================  ====================  ===================  ====================

                                                                       MIST
                                                 MIST             ALLIANZ GLOBAL        MIST AMERICAN         MIST AMERICAN
                                           AB GLOBAL DYNAMIC     INVESTORS DYNAMIC     FUNDS BALANCED         FUNDS GROWTH
                                              ALLOCATION         MULTI-ASSET PLUS        ALLOCATION            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        31,148,749  $           330,237  $        223,038,252  $       245,750,952
   Due from MetLife Insurance
     Company USA........................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           31,148,749              330,238           223,038,252          245,750,952
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  119                   32                    80                   61
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                    7
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  119                   32                    80                   68
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        31,148,630  $           330,206  $        223,038,172  $       245,750,884
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,148,630  $           330,206  $        223,038,172  $       245,750,884
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        31,148,630  $           330,206  $        223,038,172  $       245,750,884
                                          ===================  ===================  ====================  ===================


                                                                   MIST AMERICAN
                                              MIST AMERICAN       FUNDS MODERATE
                                              FUNDS GROWTH          ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        31,283,720  $        107,696,693
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           31,283,720           107,696,693
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   95                    73
   Due to MetLife Insurance
     Company USA........................                   10                     1
                                          -------------------  --------------------
       Total Liabilities................                  105                    74
                                          -------------------  --------------------

NET ASSETS..............................  $        31,283,615  $        107,696,619
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,283,615  $        107,696,619
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $        31,283,615  $        107,696,619
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        10,103,609  $        59,888,895  $        14,342,557  $        33,355,600
   Due from MetLife Insurance
     Company USA..........................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           10,103,611           59,888,895           14,342,557           33,355,600
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                  107                  130                  215
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    2                    6
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  115                  108                  132                  221
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        10,103,496  $        59,888,787  $        14,342,425  $        33,355,379
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        10,103,496  $        59,888,787  $        14,342,425  $        33,302,949
   Net assets from contracts in payout....                   --                   --                   --               52,430
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        10,103,496  $        59,888,787  $        14,342,425  $        33,355,379
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS         MIST INVESCO
                                             MIST CLEARBRIDGE    MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                             AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        94,887,175  $        15,223,888  $        60,470,945  $        15,482,063
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           94,887,175           15,223,888           60,470,945           15,482,063
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  162                  148                   98                  106
   Due to MetLife Insurance
     Company USA..........................                    1                    6                   --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  163                  154                   98                  108
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        94,887,012  $        15,223,734  $        60,470,847  $        15,481,955
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,811,988  $        15,214,964  $        60,440,756  $        15,481,955
   Net assets from contracts in payout....               75,024                8,770               30,091                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        94,887,012  $        15,223,734  $        60,470,847  $        15,481,955
                                            ===================  ===================  ===================  ===================


                                                MIST INVESCO         MIST INVESCO
                                                  COMSTOCK           MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       109,743,057  $       159,125,201
   Due from MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Assets.......................          109,743,058          159,125,201
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  142                  202
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  142                  202
                                            -------------------  -------------------

NET ASSETS................................  $       109,742,916  $       159,124,999
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       109,103,954  $       158,260,002
   Net assets from contracts in payout....              638,962              864,997
                                            -------------------  -------------------
       Total Net Assets...................  $       109,742,916  $       159,124,999
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        48,601,700  $        13,976,440  $        14,519,331  $         7,787,079
   Due from MetLife Insurance
     Company USA..........................                    3                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           48,601,703           13,976,440           14,519,331            7,787,079
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                  123                   96                  108
   Due to MetLife Insurance
     Company USA..........................                   --                   12                   --                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  135                  135                   96                  112
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        48,601,568  $        13,976,305  $        14,519,235  $         7,786,967
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,525,498  $        13,976,305  $        14,519,235  $         7,783,714
   Net assets from contracts in payout....               76,070                   --                   --                3,253
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        48,601,568  $        13,976,305  $        14,519,235  $         7,786,967
                                            ===================  ===================  ===================  ===================

                                                                                                            MIST MET/FRANKLIN
                                            MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                              GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE        RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,296,568  $       181,957,749  $         3,469,938  $        31,741,812
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,296,568          181,957,749            3,469,938           31,741,812
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   94                  227                  100                  102
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    3                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   94                  228                  103                  104
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,296,474  $       181,957,521  $         3,469,835  $        31,741,708
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,296,474  $       180,969,107  $         3,469,835  $        31,741,708
   Net assets from contracts in payout....                   --              988,414                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,296,474  $       181,957,521  $         3,469,835  $        31,741,708
                                            ===================  ===================  ===================  ===================


                                            MIST MET/TEMPLETON       MIST METLIFE
                                            INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         4,753,556   $       164,241,611
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................            4,753,556           164,241,611
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   59                    79
   Due to MetLife Insurance
     Company USA..........................                    1                     3
                                            -------------------  --------------------
       Total Liabilities..................                   60                    82
                                            -------------------  --------------------

NET ASSETS................................  $         4,753,496   $       164,241,529
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,753,496   $       163,694,804
   Net assets from contracts in payout....                   --               546,725
                                            -------------------  --------------------
       Total Net Assets...................  $         4,753,496   $       164,241,529
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                    MIST METLIFE
                                               MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                               BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       121,397,299  $         5,960,275  $       42,345,029  $        38,672,531
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                    5
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................          121,397,299            5,960,275          42,345,029           38,672,536
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  103                   78                 179                  176
   Due to MetLife Insurance
     Company USA..........................                    1                   --                   1                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  104                   78                 180                  176
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $       121,397,195  $         5,960,197  $       42,344,849  $        38,672,360
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       121,397,195  $         5,960,197  $       42,289,390  $        38,529,169
   Net assets from contracts in payout....                   --                   --              55,459              143,191
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $       121,397,195  $         5,960,197  $       42,344,849  $        38,672,360
                                            ===================  ===================  ==================  ===================

                                                                                                               MIST PANAGORA
                                             MIST MFS RESEARCH   MIST MORGAN STANLEY    MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                               INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY            RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       106,874,796  $       56,830,873   $        44,037,427  $            79,981
   Due from MetLife Insurance
     Company USA..........................                    1                  --                    --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          106,874,797          56,830,873            44,037,427               79,981
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  207                 114                   121                   12
   Due to MetLife Insurance
     Company USA..........................                   --                   5                     1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  207                 119                   122                   12
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       106,874,590  $       56,830,754   $        44,037,305  $            79,969
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       106,553,060  $       56,707,842   $        43,962,123  $            79,969
   Net assets from contracts in payout....              321,530             122,912                75,182                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       106,874,590  $       56,830,754   $        44,037,305  $            79,969
                                            ===================  ===================  ===================  ===================

                                                MIST PIMCO
                                            INFLATION PROTECTED      MIST PIMCO
                                                   BOND             TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $        83,574,047  $      408,353,646
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................           83,574,047         408,353,646
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  165                 152
   Due to MetLife Insurance
     Company USA..........................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                  167                 154
                                            -------------------  ------------------

NET ASSETS................................  $        83,573,880  $      408,353,492
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        83,537,349  $      407,629,292
   Net assets from contracts in payout....               36,531             724,200
                                            -------------------  ------------------
       Total Net Assets...................  $        83,573,880  $      408,353,492
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                                                    MIST PIONEER        MIST PYRAMIS         MIST PYRAMIS
                                             MIST PIONEER FUND    STRATEGIC INCOME    GOVERNMENT INCOME      MANAGED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       81,454,053  $        16,389,624  $         5,156,660  $        7,766,969
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          81,454,053           16,389,624            5,156,660           7,766,969
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 255                  174                   90                  72
   Due to MetLife Insurance
     Company USA..........................                  10                    2                    2                   1
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 265                  176                   92                  73
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       81,453,788  $        16,389,448  $         5,156,568  $        7,766,896
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       81,010,161  $        16,389,448  $         5,156,568  $        7,766,896
   Net assets from contracts in payout....             443,627                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       81,453,788  $        16,389,448  $         5,156,568  $        7,766,896
                                            ==================  ===================  ===================  ==================

                                              MIST SCHRODERS
                                                  GLOBAL          MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE
                                                MULTI-ASSET        AND INCOME ETF        GROWTH ETF         LARGE CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,392,277  $      142,277,871  $        47,115,651  $       535,759,022
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            8,392,277         142,277,871           47,115,651          535,759,022
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                  92                   81                  179
   Due to MetLife Insurance
     Company USA..........................                    2                   1                    5                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  117                  93                   86                  179
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         8,392,160  $      142,277,778  $        47,115,565  $       535,758,843
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,392,160  $      142,277,778  $        47,115,565  $       531,321,045
   Net assets from contracts in payout....                   --                  --                   --            4,437,798
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         8,392,160  $      142,277,778  $        47,115,565  $       535,758,843
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE        MIST WMC
                                              MID CAP GROWTH     LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       75,659,194  $         7,612,643
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          75,659,194            7,612,643
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 171                   48
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                 171                   48
                                            ------------------  -------------------

NET ASSETS................................  $       75,659,023  $         7,612,595
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       75,590,199  $         7,612,595
   Net assets from contracts in payout....              68,824                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       75,659,023  $         7,612,595
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                             MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        15,812,570   $         5,532,748   $        93,001,842  $        10,853,143
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  --------------------
       Total Assets.......................           15,812,570             5,532,748            93,001,842           10,853,143
                                            --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  123                   136                   106                  106
   Due to MetLife Insurance
     Company USA..........................                    1                     4                     2                    8
                                            --------------------  --------------------  -------------------  --------------------
       Total Liabilities..................                  124                   140                   108                  114
                                            --------------------  --------------------  -------------------  --------------------

NET ASSETS................................  $        15,812,446   $         5,532,608   $        93,001,734  $        10,853,029
                                            ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        15,812,446   $         5,532,608   $        92,960,913  $        10,835,649
   Net assets from contracts in payout....                   --                    --                40,821               17,380
                                            --------------------  --------------------  -------------------  --------------------
       Total Net Assets...................  $        15,812,446   $         5,532,608   $        93,001,734  $        10,853,029
                                            ====================  ====================  ===================  ====================


                                               MSF BLACKROCK        MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH           GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,198,078  $         8,635,480  $       129,659,835  $        14,739,271
   Due from MetLife Insurance
     Company USA..........................                   56                    2                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           72,198,134            8,635,482          129,659,836           14,739,271
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  153                  170                  178                   99
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  153                  170                  178                  102
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        72,197,981  $         8,635,312  $       129,659,658  $        14,739,169
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        71,712,306  $         8,626,133  $       129,361,867  $        14,734,599
   Net assets from contracts in payout....              485,675                9,179              297,791                4,570
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        72,197,981  $         8,635,312  $       129,659,658  $        14,739,169
                                            ===================  ===================  ===================  ===================

                                                                 MSF MET/DIMENSIONAL
                                              MSF MET/ARTISAN    INTERNATIONAL SMALL
                                               MID CAP VALUE           COMPANY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        32,306,758  $         3,794,828
   Due from MetLife Insurance
     Company USA..........................                    2                   --
                                            -------------------  -------------------
       Total Assets.......................           32,306,760            3,794,828
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  113                  168
   Due to MetLife Insurance
     Company USA..........................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  113                  170
                                            -------------------  -------------------

NET ASSETS................................  $        32,306,647  $         3,794,658
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        32,268,838  $         3,794,658
   Net assets from contracts in payout....               37,809                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        32,306,647  $         3,794,658
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $         9,970,914   $     1,102,776,907   $     2,423,700,515   $     1,583,647,008
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            9,970,914         1,102,776,907         2,423,700,515         1,583,647,008
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   47                    70                    84                    67
   Due to MetLife Insurance
     Company USA..........................                    1                     1                    --                     2
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                   48                    71                    84                    69
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $         9,970,866   $     1,102,776,836   $     2,423,700,431   $     1,583,646,939
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,970,866   $     1,102,615,321   $     2,423,180,897   $     1,582,762,277
   Net assets from contracts in payout....                   --               161,515               519,534               884,662
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $         9,970,866   $     1,102,776,836   $     2,423,700,431   $     1,583,646,939
                                            ====================  ====================  ====================  ====================

                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN          MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,875,974  $        41,518,696  $        89,837,586  $       172,254,627
   Due from MetLife Insurance
     Company USA..........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,875,975           41,518,696           89,837,586          172,254,627
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   80                   71                  115                  139
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   80                   72                  117                  139
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,875,895  $        41,518,624  $        89,837,469  $       172,254,488
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,875,895  $        41,486,957  $        89,665,502  $       172,209,627
   Net assets from contracts in payout....                   --               31,667              171,967               44,861
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,875,895  $        41,518,624  $        89,837,469  $       172,254,488
                                            ===================  ===================  ===================  ===================

                                                  MSF MSCI          MSF NEUBERGER
                                                 EAFE INDEX        BERMAN GENESIS
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         2,544,884  $        40,330,340
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            2,544,884           40,330,340
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   76                  184
   Due to MetLife Insurance
     Company USA..........................                    2                    2
                                            -------------------  -------------------
       Total Liabilities..................                   78                  186
                                            -------------------  -------------------

NET ASSETS................................  $         2,544,806  $        40,330,154
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         2,544,806  $        40,262,214
   Net assets from contracts in payout....                   --               67,940
                                            -------------------  -------------------
       Total Net Assets...................  $         2,544,806  $        40,330,154
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,560,778  $        63,119,630  $        11,168,070  $         3,455,513
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,560,778           63,119,630           11,168,070            3,455,514
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   76                  136                  122                   59
   Due to MetLife Insurance
     Company USA..........................                   --                    3                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   76                  139                  124                   59
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,560,702  $        63,119,491  $        11,167,946  $         3,455,455
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,560,702  $        62,876,779  $        11,165,281  $         3,455,455
   Net assets from contracts in payout....                   --              242,712                2,665                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,560,702  $        63,119,491  $        11,167,946  $         3,455,455
                                            ===================  ===================  ===================  ===================

                                              MSF WESTERN ASSET    MSF WESTERN ASSET      MSF WMC CORE
                                            MANAGEMENT STRATEGIC      MANAGEMENT             EQUITY              PIMCO VIT
                                             BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES         HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............   $         6,971,600  $         5,874,025  $       186,920,581  $        5,486,299
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                  --
                                            --------------------  -------------------  -------------------  ------------------
       Total Assets.......................             6,971,600            5,874,025          186,920,581           5,486,299
                                            --------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                    56                   95                  154                  66
   Due to MetLife Insurance
     Company USA..........................                    --                    4                   --                   1
                                            --------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                    56                   99                  154                  67
                                            --------------------  -------------------  -------------------  ------------------

NET ASSETS................................   $         6,971,544  $         5,873,926  $       186,920,427  $        5,486,232
                                            ====================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         6,966,652  $         5,839,577  $       186,483,340  $        5,486,130
   Net assets from contracts in payout....                 4,892               34,349              437,087                 102
                                            --------------------  -------------------  -------------------  ------------------
       Total Net Assets...................   $         6,971,544  $         5,873,926  $       186,920,427  $        5,486,232
                                            ====================  ===================  ===================  ==================


                                                 PIMCO VIT            PUTNAM VT
                                               LOW DURATION         EQUITY INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        8,388,779  $        20,986,191
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           8,388,779           20,986,191
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  52                  127
   Due to MetLife Insurance
     Company USA..........................                  --                    4
                                            ------------------  -------------------
       Total Liabilities..................                  52                  131
                                            ------------------  -------------------

NET ASSETS................................  $        8,388,727  $        20,986,060
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        8,388,727  $        20,924,876
   Net assets from contracts in payout....                  --               61,184
                                            ------------------  -------------------
       Total Net Assets...................  $        8,388,727  $        20,986,060
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                PUTNAM VT        RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,949,637  $          1,208,087  $          5,832,719  $            871,494
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,949,637             1,208,087             5,832,719               871,494
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    47                    19                    13                     9
   Due to MetLife Insurance
     Company USA........................                     3                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    50                    19                    13                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,949,587  $          1,208,068  $          5,832,706  $            871,485
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,909,899  $          1,197,395  $          5,829,478  $            870,749
   Net assets from contracts in payout..                39,688                10,673                 3,228                   736
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,949,587  $          1,208,068  $          5,832,706  $            871,485
                                          ====================  ====================  ====================  ====================

                                           RUSSELL MULTI-STYLE
                                                 EQUITY          RUSSELL NON-U.S.
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          7,171,541  $         2,661,476
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................             7,171,541            2,661,476
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    16                   16
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    16                   16
                                          --------------------  -------------------

NET ASSETS..............................  $          7,171,525  $         2,661,460
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,106,131  $         2,660,580
   Net assets from contracts in payout..                65,394                  880
                                          --------------------  -------------------
        Total Net Assets................  $          7,171,525  $         2,661,460
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                     AMERICAN FUNDS                              DEUTSCHE II
                                               AMERICAN FUNDS         GLOBAL SMALL       AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH        CAPITALIZATION          GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,132,462  $                --  $           809,191  $             11,199
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              720,566              181,172              882,374                 4,800
      Administrative charges...............              287,745               70,661              346,861                   784
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,008,311              251,833            1,229,235                 5,584
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              124,151            (251,833)            (420,044)                 5,615
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,958,691            2,136,068           28,512,738                    --
      Realized gains (losses) on sale of
        investments........................            4,552,184            1,582,172            7,651,556               (4,002)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           15,510,875            3,718,240           36,164,294               (4,002)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,489,794)          (3,302,017)         (27,406,523)               (7,376)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,021,081              416,223            8,757,771              (11,378)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,145,232  $           164,390  $         8,337,727  $            (5,763)
                                             ===================  ===================  ===================  ====================


                                                                      FIDELITY VIP
                                                 FIDELITY VIP            GROWTH           FTVIPT TEMPLETON        INVESCO V.I.
                                                 EQUITY-INCOME        OPPORTUNITIES          FOREIGN VIP      INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            161,103  $               227  $            756,360  $            78,789
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                73,202                1,639               284,629               72,325
      Administrative charges...............                13,694                  195                53,421               13,283
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                86,896                1,834               338,050               85,608
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....                74,207              (1,607)               418,310              (6,819)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               572,050               12,509               758,440                   --
      Realized gains (losses) on sale of
        investments........................                   287               10,230               159,445              201,575
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               572,337               22,739               917,885              201,575
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (980,356)             (15,623)           (3,038,582)            (423,741)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (408,019)                7,116           (2,120,697)            (222,166)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (333,812)  $             5,509  $        (1,702,387)  $         (228,985)
                                             ====================  ===================  ====================  ====================

                                                                       MIST ALLIANZ
                                                     MIST            GLOBAL INVESTORS
                                               AB GLOBAL DYNAMIC          DYNAMIC
                                                  ALLOCATION         MULTI-ASSET PLUS
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,073,001  $             3,371
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               231,528                2,368
      Administrative charges...............                81,516                  530
                                             --------------------  -------------------
        Total expenses.....................               313,044                2,898
                                             --------------------  -------------------
           Net investment income (loss)....               759,957                  473
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,143,450                  431
      Realized gains (losses) on sale of
        investments........................               333,516                  417
                                             --------------------  -------------------
           Net realized gains (losses).....             1,476,966                  848
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,340,575)             (10,137)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (863,609)              (9,289)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (103,652)  $           (8,816)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN        MIST AMERICAN                             MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE
                                                  ALLOCATION           ALLOCATION          FUNDS GROWTH          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,414,221  $         3,393,276  $           268,181  $         1,705,078
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,268,782            3,465,442              424,197            1,535,033
      Administrative charges...............              607,203              649,592               78,706              287,827
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,875,985            4,115,034              502,903            1,822,860
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (461,764)            (721,758)            (234,722)            (117,782)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,848,251           16,646,724            2,747,106            5,018,110
      Realized gains (losses) on sale of
        investments........................            5,413,451            4,462,283            1,574,415            2,110,856
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           18,261,702           21,109,007            4,321,521            7,128,966
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (22,906,700)         (25,824,081)          (2,632,112)          (9,425,742)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (4,644,998)          (4,715,074)            1,689,409          (2,296,776)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,106,762)  $       (5,436,832)  $         1,454,687  $       (2,414,558)
                                             ===================  ===================  ===================  ===================

                                                                    MIST BLACKROCK
                                               MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                                RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           688,192  $           992,710  $         1,253,742  $         1,409,594
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              140,862              540,796              186,233              462,428
      Administrative charges...............               30,446              159,611               39,454               88,565
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              171,308              700,407              225,687              550,993
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              516,884              292,303            1,028,055              858,601
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,232,669            2,579,892              143,840                   --
      Realized gains (losses) on sale of
        investments........................            (463,127)              360,364            (111,421)               82,390
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              769,542            2,940,256               32,419               82,390
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,608,635)          (3,932,402)          (1,881,764)          (1,957,248)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,839,093)            (992,146)          (1,849,345)          (1,874,858)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,322,209)  $         (699,843)  $         (821,290)  $       (1,016,257)
                                             ===================  ===================  ===================  ===================


                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                              AGGRESSIVE GROWTH      MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          249,328  $           114,961
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,419,185              257,721
      Administrative charges...............             262,068               43,971
                                             ------------------  -------------------
        Total expenses.....................           1,681,253              301,692
                                             ------------------  -------------------
          Net investment income (loss).....         (1,431,925)            (186,731)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            4,477,893
      Realized gains (losses) on sale of
        investments........................          10,152,033                7,688
                                             ------------------  -------------------
          Net realized gains (losses)......          10,152,033            4,485,581
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (13,714,102)          (6,186,086)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (3,562,069)          (1,700,505)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (4,993,994)  $       (1,887,236)
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK           MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,049,094  $           495,584  $         3,421,085  $           930,862
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              966,589              196,889              980,466            1,814,176
      Administrative charges...............              165,217               43,897              295,603              438,204
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,131,806              240,786            1,276,069            2,252,380
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              917,288              254,798            2,145,016          (1,321,518)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,371,668            1,271,499            3,974,609            9,073,789
      Realized gains (losses) on sale of
        investments........................              248,332            (228,985)            4,507,895            1,925,876
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            6,620,000            1,042,514            8,482,504           10,999,665
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,956,046)          (2,257,546)         (18,790,416)         (27,149,279)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,336,046)          (1,215,032)         (10,307,912)         (16,149,614)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,418,758)  $         (960,234)  $       (8,162,896)  $      (17,471,132)
                                             ===================  ===================  ===================  ===================

                                                                                          MIST JPMORGAN
                                                 MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                               SMALL CAP GROWTH        CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,139  $           336,896  $           359,106  $            97,735
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              733,703              190,604              117,118               56,135
      Administrative charges...............              130,818               36,221               32,953               21,591
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              864,521              226,825              150,071               77,726
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (860,382)              110,071              209,035               20,009
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,382,547                   --              622,450              759,292
      Realized gains (losses) on sale of
        investments........................            1,180,860             (20,325)               90,706              244,299
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           14,563,407             (20,325)              713,156            1,003,591
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,223,519)            (244,053)            (941,025)          (1,733,773)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (660,112)            (264,378)            (227,869)            (730,182)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,520,494)  $         (154,307)  $          (18,834)  $         (710,173)
                                             ===================  ===================  ===================  ===================


                                             MIST LOOMIS SAYLES    MIST LORD ABBETT
                                               GLOBAL MARKETS       BOND DEBENTURE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           225,917  $       11,173,546
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              200,209           2,168,071
      Administrative charges...............               36,005             475,318
                                             -------------------  ------------------
        Total expenses.....................              236,214           2,643,389
                                             -------------------  ------------------
          Net investment income (loss).....             (10,297)           8,530,157
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           8,201,306
      Realized gains (losses) on sale of
        investments........................              581,450           1,105,868
                                             -------------------  ------------------
          Net realized gains (losses)......              581,450           9,307,174
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (601,820)        (23,841,976)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (20,370)        (14,534,802)
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (30,667)  $      (6,004,645)
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                   MIST MET/FRANKLIN
                                               MIST MET/EATON     LOW DURATION TOTAL    MIST MET/TEMPLETON      MIST METLIFE
                                             VANCE FLOATING RATE        RETURN          INTERNATIONAL BOND  ASSET ALLOCATION 100
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           136,065  $           964,452  $           410,117  $         2,345,737
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               54,840              276,971               34,565            2,319,539
      Administrative charges...............                9,558               79,603               12,607              451,975
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               64,398              356,574               47,172            2,771,514
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               71,667              607,878              362,945            (425,777)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                9,114           13,664,236
      Realized gains (losses) on sale of
        investments........................             (17,116)             (70,878)             (63,336)            8,094,724
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             (17,116)             (70,878)             (54,222)           21,758,960
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (139,911)          (1,098,466)            (566,976)         (26,915,063)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (157,027)          (1,169,344)            (621,198)          (5,156,103)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (85,360)  $         (561,466)  $         (258,253)  $       (5,581,880)
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                                BALANCED PLUS         TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,726,628  $            49,190  $            48,001  $            837,595
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              952,708               44,909              665,814               494,447
      Administrative charges...............              322,752               10,160              116,783               111,509
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,275,460               55,069              782,597               605,956
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            1,451,168              (5,879)            (734,596)               231,639
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,674,952              108,990           17,147,169                    --
      Realized gains (losses) on sale of
        investments........................              586,769              (5,013)              950,655             (930,825)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            8,261,721              103,977           18,097,824             (930,825)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (16,176,229)            (344,708)         (20,653,906)           (6,343,880)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (7,914,508)            (240,731)          (2,556,082)           (7,274,705)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,463,340)  $         (246,610)  $       (3,290,678)  $        (7,043,066)
                                             ===================  ===================  ===================  ====================


                                              MIST MFS RESEARCH   MIST MORGAN STANLEY
                                                INTERNATIONAL       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,308,088  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,323,604              522,357
      Administrative charges...............              276,060              149,325
                                             -------------------  -------------------
        Total expenses.....................            1,599,664              671,682
                                             -------------------  -------------------
          Net investment income (loss).....            1,708,424            (671,682)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (71,912)            3,341,844
                                             -------------------  -------------------
          Net realized gains (losses)......             (71,912)            3,341,844
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,520,574)          (6,186,636)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (4,592,486)          (2,844,792)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,884,062)  $       (3,516,474)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                    MIST PANAGORA         MIST PIMCO
                                              MIST OPPENHEIMER   GLOBAL DIVERSIFIED   INFLATION PROTECTED       MIST PIMCO
                                                GLOBAL EQUITY           RISK                 BOND              TOTAL RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          446,293  $               474  $        4,489,883   $        23,277,877
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             308,658                1,228             932,319             4,124,479
      Administrative charges...............             115,624                  232             227,900             1,070,973
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             424,282                1,460           1,160,219             5,195,452
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              22,011                (986)           3,329,664            18,082,425
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           1,039,953                  615                  --             5,321,588
      Realized gains (losses) on sale of
        investments........................           1,357,468                  550         (1,348,727)             (576,586)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,397,421                1,165         (1,348,727)             4,745,002
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (800,835)              (5,752)         (5,893,578)          (27,502,181)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,596,586              (4,587)         (7,242,305)          (22,757,179)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,618,597  $           (5,573)  $      (3,912,641)   $       (4,674,754)
                                             ==================  ===================  ===================  ===================


                                                                    MIST PIONEER         MIST PYRAMIS          MIST PYRAMIS
                                              MIST PIONEER FUND   STRATEGIC INCOME     GOVERNMENT INCOME       MANAGED RISK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,078,673  $           858,883  $           110,988  $            53,107
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             866,835              177,688               36,258               91,733
      Administrative charges...............             196,358               42,844               12,553               17,590
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           1,063,193              220,532               48,811              109,323
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              15,480              638,351               62,177             (56,216)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           8,234,842              169,790                   --              267,344
      Realized gains (losses) on sale of
        investments........................           2,276,602              (9,146)             (14,721)               41,881
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          10,511,444              160,644             (14,721)              309,225
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (11,457,384)          (1,233,077)             (81,937)            (533,900)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (945,940)          (1,072,433)             (96,658)            (224,675)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (930,460)  $         (434,082)  $          (34,481)  $         (280,891)
                                             ==================  ===================  ===================  ===================

                                                MIST SCHRODERS
                                                    GLOBAL         MIST SSGA GROWTH
                                                  MULTI-ASSET       AND INCOME ETF
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            98,335  $        3,548,673
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              101,320           1,429,878
      Administrative charges...............               23,857             385,841
                                             -------------------  ------------------
        Total expenses.....................              125,177           1,815,719
                                             -------------------  ------------------
          Net investment income (loss).....             (26,842)           1,732,954
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              295,006           8,651,420
      Realized gains (losses) on sale of
        investments........................              150,311           1,705,680
                                             -------------------  ------------------
          Net realized gains (losses)......              445,317          10,357,100
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (624,778)        (16,607,219)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (179,461)         (6,250,119)
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (206,303)  $      (4,517,165)
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC
                                                  GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,064,083  $         9,277,026  $                --  $            57,344
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              640,736            6,542,006            1,098,376               49,910
      Administrative charges...............              132,358            1,250,389              202,259               19,682
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              773,094            7,792,395            1,300,635               69,592
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              290,989            1,484,631          (1,300,635)             (12,248)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,906,252            1,226,952           13,052,722              576,687
      Realized gains (losses) on sale of
        investments........................            1,127,735           26,842,868            3,634,469              372,176
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,033,987           28,069,820           16,687,191              948,863
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,091,015)         (57,695,793)         (11,174,819)            (656,615)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,057,028)         (29,625,973)            5,512,372              292,248
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,766,039)  $      (28,141,342)  $         4,211,737  $           280,000
                                             ===================  ===================  ===================  ===================


                                             MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           255,036   $           147,050  $         3,571,396   $                --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              226,001                57,245              692,899               111,895
      Administrative charges...............               43,859                13,335              235,672                23,835
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              269,860                70,580              928,571               135,730
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....             (14,824)                76,470            2,642,825             (135,730)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --            1,110,534             1,877,458
      Realized gains (losses) on sale of
        investments........................              135,336              (34,729)               95,662               576,568
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              135,336              (34,729)            1,206,196             2,454,026
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (638,789)             (124,014)          (4,403,494)           (1,762,943)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (503,453)             (158,743)          (3,197,298)               691,083
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (518,277)   $          (82,273)  $         (554,473)   $           555,353
                                             ===================  ====================  ===================  ====================


                                                MSF BLACKROCK        MSF FRONTIER
                                                MONEY MARKET        MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               146  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,029,145              136,417
      Administrative charges...............              188,318               23,577
                                             -------------------  -------------------
        Total expenses.....................            1,217,463              159,994
                                             -------------------  -------------------
          Net investment income (loss).....          (1,217,317)            (159,994)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,286,196
      Realized gains (losses) on sale of
        investments........................                   --              266,638
                                             -------------------  -------------------
          Net realized gains (losses)......                   --            1,552,834
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (1,239,946)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --              312,888
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,217,317)  $           152,894
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                             MSF MET/DIMENSIONAL
                                                 MSF JENNISON      MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH         SMALL CAP GROWTH        MID CAP VALUE           COMPANY
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            44,548  $                --  $           347,464  $             61,812
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,745,169              145,257              548,790                42,905
      Administrative charges...............              326,240               40,108               93,981                 9,251
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,071,409              185,365              642,771                52,156
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (2,026,861)            (185,365)            (295,307)                 9,656
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           20,478,655            2,251,732            4,817,800               599,133
      Realized gains (losses) on sale of
        investments........................            5,518,560              655,755              610,852              (14,790)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           25,997,215            2,907,487            5,428,652               584,343
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,219,984)          (2,568,831)          (9,277,590)             (462,164)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,777,231              338,656          (3,848,938)               122,179
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,750,370  $           153,291  $       (4,144,245)  $            131,835
                                             ===================  ===================  ===================  ====================


                                                  MSF METLIFE          MSF METLIFE          MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            220,889  $         3,285,786  $        13,938,884  $          5,712,627
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               121,708           12,426,682           25,086,719            20,447,172
      Administrative charges...............                24,239            2,987,450            6,505,622             4,306,261
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               145,947           15,414,132           31,592,341            24,753,433
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                74,942         (12,128,346)         (17,653,457)          (19,040,806)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               331,791           65,997,364          167,648,495            77,920,226
      Realized gains (losses) on sale of
        investments........................             (111,017)            3,035,165            4,740,797             8,059,686
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               220,774           69,032,529          172,389,292            85,979,912
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (552,762)         (82,639,516)        (214,455,687)         (115,790,343)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (331,988)         (13,606,987)         (42,066,395)          (29,810,431)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (257,046)  $      (25,735,333)  $      (59,719,852)  $       (48,851,237)
                                             ====================  ===================  ===================  ====================


                                                 MSF METLIFE           MSF METLIFE
                                             MID CAP STOCK INDEX       STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,102  $           695,486
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,461              632,603
      Administrative charges...............               14,168              111,023
                                             -------------------  -------------------
        Total expenses.....................               99,629              743,626
                                             -------------------  -------------------
           Net investment income (loss)....             (49,527)             (48,140)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              362,572            1,958,814
      Realized gains (losses) on sale of
        investments........................              154,640            1,808,877
                                             -------------------  -------------------
           Net realized gains (losses).....              517,212            3,767,691
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (728,658)          (4,076,282)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (211,446)            (308,591)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (260,973)  $         (356,731)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,318,069  $         4,521,760  $           103,106  $           101,165
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,900            1,284,273               38,074              513,063
      Administrative charges...............              237,034              456,644                7,269               98,080
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              935,934            1,740,917               45,343              611,143
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,382,135            2,780,843               57,763            (509,978)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           28,681,162                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,715,546            3,291,585             (36,555)            1,420,840
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,715,546           31,972,747             (36,555)            1,420,840
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,286,462)         (36,871,830)            (171,688)          (1,181,992)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,570,916)          (4,899,083)            (208,243)              238,848
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,188,781)  $       (2,118,240)  $         (150,480)  $         (271,130)
                                             ===================  ===================  ===================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            48,974  $            12,040  $             5,822  $             8,786
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               75,088              839,284              144,126               30,412
      Administrative charges...............               12,878              156,204               25,358               10,322
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               87,966              995,488              169,484               40,734
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (38,992)            (983,448)            (163,662)             (31,948)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              300,839           11,597,137            1,055,194                   --
      Realized gains (losses) on sale of
        investments........................              117,315            3,714,477              437,448            (212,002)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              418,154           15,311,614            1,492,642            (212,002)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (702,482)          (8,590,497)          (1,166,465)          (1,290,643)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (284,328)            6,721,117              326,177          (1,502,645)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (323,320)  $         5,737,669  $           162,515  $       (1,534,593)
                                             ===================  ===================  ===================  ===================

                                               MSF WESTERN ASSET     MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC       MANAGEMENT
                                              BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          347,734   $           121,398
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               90,369                84,133
      Administrative charges...............               17,598                15,036
                                             --------------------  -------------------
        Total expenses.....................              107,967                99,169
                                             --------------------  -------------------
          Net investment income (loss).....              239,767                22,229
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................                2,451               (3,602)
                                             --------------------  -------------------
          Net realized gains (losses)......                2,451               (3,602)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (495,378)              (97,195)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (492,927)             (100,797)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        (253,160)   $          (78,568)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MSF WMC CORE
                                                    EQUITY              PIMCO VIT            PIMCO VIT             PUTNAM VT
                                                 OPPORTUNITIES         HIGH YIELD          LOW DURATION          EQUITY INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,286,352  $            327,648  $           297,049  $           390,653
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,323,849                75,761              112,300              185,310
      Administrative charges...............              497,150                15,540               21,343               56,917
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,820,999                91,301              133,643              242,227
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              465,353               236,347              163,406              148,426
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,494,266                90,044                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,634,423                27,454               19,873            1,440,347
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           74,128,689               117,498               19,873            1,440,347
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (73,030,836)             (527,273)            (289,348)          (2,473,149)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,097,853             (409,775)            (269,475)          (1,032,802)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,563,206  $          (173,428)  $         (106,069)  $         (884,376)
                                             ===================  ====================  ===================  ===================


                                                   PUTNAM VT       RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL
                                               MULTI-CAP GROWTH          EQUITY          RUSSELL CORE BOND     ESTATE SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            14,626  $              9,456  $           146,701  $            15,208
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,381                17,725               77,941               11,882
      Administrative charges...............                3,573                 2,123                9,350                1,423
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               29,954                19,848               87,291               13,305
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (15,328)              (10,392)               59,410                1,903
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               24,499               122,886               71,035               41,544
      Realized gains (losses) on sale of
        investments........................              118,390                30,460               18,902               10,660
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              142,889               153,346               89,937               52,204
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (155,616)             (252,603)            (241,848)             (59,973)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (12,727)              (99,257)            (151,911)              (7,769)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (28,055)  $          (109,649)  $          (92,501)  $           (5,866)
                                             ===================  ====================  ===================  ====================


                                              RUSSELL MULTI-STYLE
                                                    EQUITY          RUSSELL NON-U.S.
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             65,870  $            35,203
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                99,579               37,527
      Administrative charges...............                11,946                4,501
                                             --------------------  -------------------
        Total expenses.....................               111,525               42,028
                                             --------------------  -------------------
           Net investment income (loss)....              (45,655)              (6,825)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               642,326                   --
      Realized gains (losses) on sale of
        investments........................               275,551               38,329
                                             --------------------  -------------------
           Net realized gains (losses).....               917,877               38,329
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (871,781)             (84,770)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                46,096             (46,441)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                441  $          (53,266)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                    AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         124,151  $        321,245  $       (251,833)  $      (222,858)
   Net realized gains (losses).....         15,510,875        15,396,186          3,718,240         1,146,639
   Change in unrealized gains
     (losses) on investments.......        (8,489,794)      (14,053,067)        (3,302,017)         (528,776)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,145,232         1,664,364            164,390           395,005
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            690,086         1,163,562            258,325           274,800
   Net transfers (including fixed
     account)......................        (4,761,138)            11,486          (259,899)           559,083
   Contract charges................        (1,029,063)         (940,178)          (251,871)         (237,153)
   Transfers for contract benefits
     and terminations..............        (9,106,037)       (8,833,811)        (2,253,951)       (2,004,973)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (14,206,152)       (8,598,941)        (2,507,396)       (1,408,243)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,060,920)       (6,934,577)        (2,343,006)       (1,013,238)
NET ASSETS:
   Beginning of year...............        115,995,281       122,929,858         28,663,774        29,677,012
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     108,934,361  $    115,995,281  $      26,320,768  $     28,663,774
                                     =================  ================  =================  ================

                                                                               DEUTSCHE II GOVERNMENT &
                                           AMERICAN FUNDS GROWTH                   AGENCY SECURITIES
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (420,044)  $       (149,058)  $          5,615  $           4,028
   Net realized gains (losses).....        36,164,294         15,135,825           (4,002)            (4,303)
   Change in unrealized gains
     (losses) on investments.......      (27,406,523)        (4,495,305)           (7,376)             17,537
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,337,727         10,491,462           (5,763)             17,262
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           934,418          1,341,949               499                509
   Net transfers (including fixed
     account)......................       (6,516,179)        (4,521,216)             4,971           (20,436)
   Contract charges................       (1,207,460)        (1,118,135)             (617)              (610)
   Transfers for contract benefits
     and terminations..............      (11,675,207)       (11,635,163)          (41,859)           (72,681)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (18,464,428)       (15,932,565)          (37,006)           (93,218)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (10,126,701)        (5,441,103)          (42,769)           (75,956)
NET ASSETS:
   Beginning of year...............       142,491,652        147,932,755           406,056            482,012
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    132,364,951  $     142,491,652  $        363,287  $         406,056
                                     ================  =================  ================  =================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         74,207  $          74,386  $        (1,607)  $        (1,508)
   Net realized gains (losses).....           572,337            178,535            22,739             2,435
   Change in unrealized gains
     (losses) on investments.......         (980,356)            161,627          (15,623)            12,219
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (333,812)            414,548             5,509            13,146
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            14,715             10,714                --             2,500
   Net transfers (including fixed
     account)......................         (175,095)            444,146             (464)             (361)
   Contract charges................          (20,032)           (19,520)             (100)             (104)
   Transfers for contract benefits
     and terminations..............         (686,919)          (588,511)          (19,623)           (3,373)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (867,331)          (153,171)          (20,187)           (1,338)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,201,143)            261,377          (14,678)            11,808
NET ASSETS:
   Beginning of year...............         6,294,477          6,033,100           138,688           126,880
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      5,093,334  $       6,294,477  $        124,010  $        138,688
                                     ================  =================  ================  ================

                                              FTVIPT TEMPLETON
                                                 FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         418,310  $        129,877
   Net realized gains (losses).....            917,885           678,465
   Change in unrealized gains
     (losses) on investments.......        (3,038,582)       (4,188,097)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,702,387)       (3,379,755)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            133,671           122,584
   Net transfers (including fixed
     account)......................            769,258            25,952
   Contract charges................           (72,393)          (83,868)
   Transfers for contract benefits
     and terminations..............        (2,043,033)       (3,011,538)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,212,497)       (2,946,870)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,914,884)       (6,326,625)
NET ASSETS:
   Beginning of year...............         23,774,489        30,101,114
                                     -----------------  ----------------
   End of year.....................  $      20,859,605  $     23,774,489
                                     =================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                    MIST AB GLOBAL
                                      INVESCO V.I. INTERNATIONAL GROWTH           DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (6,819)  $        (2,799)  $         759,957  $        266,616
   Net realized gains (losses).....            201,575           312,760          1,476,966           797,455
   Change in unrealized gains
     (losses) on investments.......          (423,741)         (371,667)        (2,340,575)           745,872
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (228,985)          (61,706)          (103,652)         1,809,943
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              8,333            16,503              7,653           374,180
   Net transfers (including fixed
     account)......................            175,191           306,718            165,657         4,945,881
   Contract charges................           (17,536)          (18,773)          (323,928)         (281,105)
   Transfers for contract benefits
     and terminations..............          (487,723)         (812,609)        (1,680,914)       (1,228,246)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (321,735)         (508,161)        (1,831,532)         3,810,710
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (550,720)         (569,867)        (1,935,184)         5,620,653
NET ASSETS:
   Beginning of year...............          5,988,396         6,558,263         33,083,814        27,463,161
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       5,437,676  $      5,988,396  $      31,148,630  $     33,083,814
                                     =================  ================  =================  ================

                                        MIST ALLIANZ GLOBAL INVESTORS             MIST AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015            2014 (a)            2015              2014
                                      ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            473  $           (41)  $      (461,764)  $       (826,413)
   Net realized gains (losses).....                848               597        18,261,702         28,744,481
   Change in unrealized gains
     (losses) on investments.......           (10,137)               561      (22,906,700)       (17,077,711)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (8,816)             1,117       (5,106,762)         10,840,357
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --         1,133,426            340,616
   Net transfers (including fixed
     account)......................            197,031           164,882       (1,020,254)          9,259,825
   Contract charges................            (2,032)             (197)       (2,609,638)        (2,478,682)
   Transfers for contract benefits
     and terminations..............           (21,167)             (612)      (23,277,239)       (14,231,661)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            173,832           164,073      (25,773,705)        (7,109,902)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            165,016           165,190      (30,880,467)          3,730,455
NET ASSETS:
   Beginning of year...............            165,190                --       253,918,639        250,188,184
                                      ----------------  ----------------  ----------------  -----------------
   End of year.....................   $        330,206  $        165,190  $    223,038,172  $     253,918,639
                                      ================  ================  ================  =================

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (721,758)  $     (1,482,578)  $      (234,722)  $       (310,974)
   Net realized gains (losses).....        21,109,007         45,238,805         4,321,521          3,091,411
   Change in unrealized gains
     (losses) on investments.......      (25,824,081)       (31,548,405)       (2,632,112)          (842,561)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,436,832)         12,207,822         1,454,687          1,937,876
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           624,221            976,339            21,518             35,665
   Net transfers (including fixed
     account)......................         6,895,147         11,208,199         1,631,749          1,430,823
   Contract charges................       (2,908,034)        (2,551,053)         (307,576)          (271,323)
   Transfers for contract benefits
     and terminations..............      (18,247,113)       (14,585,517)       (2,547,649)        (1,755,073)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (13,635,779)        (4,952,032)       (1,201,958)          (559,908)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (19,072,611)          7,255,790           252,729          1,377,968
NET ASSETS:
   Beginning of year...............       264,823,495        257,567,705        31,030,886         29,652,918
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    245,750,884  $     264,823,495  $     31,283,615  $      31,030,886
                                     ================  =================  ================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (117,782)  $      (156,838)
   Net realized gains (losses).....         7,128,966        12,739,451
   Change in unrealized gains
     (losses) on investments.......       (9,425,742)       (7,326,802)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (2,414,558)         5,255,811
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            75,183           435,055
   Net transfers (including fixed
     account)......................         (533,621)         3,857,591
   Contract charges................       (1,263,883)       (1,234,985)
   Transfers for contract benefits
     and terminations..............       (8,849,116)       (8,151,277)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,571,437)       (5,093,616)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (12,985,995)           162,195
NET ASSETS:
   Beginning of year...............       120,682,614       120,520,419
                                     ----------------  ----------------
   End of year.....................  $    107,696,619  $    120,682,614
                                     ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                  MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED        GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015               2014
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        516,884  $      (195,987)  $         292,303  $         19,207
   Net realized gains (losses)....           769,542             8,857          2,940,256         3,556,817
   Change in unrealized gains
     (losses) on investments......       (2,608,635)           546,171        (3,932,402)         (706,291)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,322,209)           359,041          (699,843)         2,869,733
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               650            15,630            324,476           137,909
   Net transfers (including fixed
     account).....................       (1,243,593)         (798,299)          (683,961)         6,706,596
   Contract charges...............         (113,194)         (123,780)          (624,986)         (581,115)
   Transfers for contract benefits
     and terminations.............         (549,576)         (661,774)        (2,704,136)       (2,945,823)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,905,713)       (1,568,223)        (3,688,607)         3,317,567
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,227,922)       (1,209,182)        (4,388,450)         6,187,300
NET ASSETS:
   Beginning of year..............        13,331,418        14,540,600         64,277,237        58,089,937
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     10,103,496  $     13,331,418  $      59,888,787  $     64,277,237
                                    ================  ================  =================  ================

                                              MIST BLACKROCK
                                                HIGH YIELD               MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,028,055  $        764,709  $        858,601  $         41,469
   Net realized gains (losses)....            32,419           881,554            82,390          (58,437)
   Change in unrealized gains
     (losses) on investments......       (1,881,764)       (1,295,309)       (1,957,248)         4,319,005
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (821,290)           350,954       (1,016,257)         4,302,037
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           106,262           106,217           145,570           135,806
   Net transfers (including fixed
     account).....................            95,827            26,774         (886,280)           771,267
   Contract charges...............         (111,025)         (107,615)         (170,119)         (166,574)
   Transfers for contract benefits
     and terminations.............         (931,856)       (1,635,393)       (3,781,781)       (4,330,851)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (840,792)       (1,610,017)       (4,692,610)       (3,590,352)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,662,082)       (1,259,063)       (5,708,867)           711,685
NET ASSETS:
   Beginning of year..............        16,004,507        17,263,570        39,064,246        38,352,561
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,342,425  $     16,004,507  $     33,355,379  $     39,064,246
                                    ================  ================  ================  ================


                                    MIST CLEARBRIDGE AGGRESSIVE GROWTH   MIST GOLDMAN SACHS MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,431,925)  $    (1,555,071)  $      (186,731)  $      (224,678)
   Net realized gains (losses)....        10,152,033         9,587,615         4,485,581         4,189,001
   Change in unrealized gains
     (losses) on investments......      (13,714,102)         9,115,804       (6,186,086)       (1,897,493)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,993,994)        17,148,348       (1,887,236)         2,066,830
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           251,433           367,376            19,285            67,093
   Net transfers (including fixed
     account).....................       (9,276,563)        10,722,732           209,040          (55,389)
   Contract charges...............         (470,695)         (422,427)          (81,407)          (82,948)
   Transfers for contract benefits
     and terminations.............       (9,333,245)      (10,834,777)       (2,106,548)       (2,563,125)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (18,829,070)         (167,096)       (1,959,630)       (2,634,369)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (23,823,064)        16,981,252       (3,846,866)         (567,539)
NET ASSETS:
   Beginning of year..............       118,710,076       101,728,824        19,070,600        19,638,139
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     94,887,012  $    118,710,076  $     15,223,734  $     19,070,600
                                    ================  ================  ================  ================


                                     MIST HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2015              2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         917,288  $        491,745
   Net realized gains (losses)....          6,620,000         8,110,730
   Change in unrealized gains
     (losses) on investments......       (11,956,046)      (13,760,779)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (4,418,758)       (5,158,304)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             72,409           115,558
   Net transfers (including fixed
     account).....................          8,738,507         3,134,370
   Contract charges...............          (340,691)         (335,361)
   Transfers for contract benefits
     and terminations.............        (6,709,566)       (7,506,659)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          1,760,659       (4,592,092)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............        (2,658,099)       (9,750,396)
NET ASSETS:
   Beginning of year..............         63,128,946        72,879,342
                                    -----------------  ----------------
   End of year....................  $      60,470,847  $     63,128,946
                                    =================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                               MIST INVESCO
                                         BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         254,798  $      (259,422)  $      2,145,016  $      (159,380)
   Net realized gains (losses)....          1,042,514           937,210         8,482,504         5,739,660
   Change in unrealized gains
     (losses) on investments......        (2,257,546)            49,535      (18,790,416)         4,397,569
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (960,234)           727,323       (8,162,896)         9,977,849
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,318            67,407         1,177,570           889,439
   Net transfers (including fixed
     account).....................          (603,135)         (752,691)         2,606,720       (1,292,261)
   Contract charges...............          (162,226)         (174,152)         (712,040)         (661,823)
   Transfers for contract benefits
     and terminations.............        (1,097,341)       (1,235,440)      (12,163,639)      (12,318,737)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,857,384)       (2,094,876)       (9,091,389)      (13,383,382)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (2,817,618)       (1,367,553)      (17,254,285)       (3,405,533)
NET ASSETS:
   Beginning of year..............         18,299,573        19,667,126       126,997,201       130,402,734
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      15,481,955  $     18,299,573  $    109,742,916  $    126,997,201
                                    =================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,321,518)  $    (1,427,075)  $       (860,382)  $      (885,610)
   Net realized gains (losses)....        10,999,665        39,178,965         14,563,407        10,100,664
   Change in unrealized gains
     (losses) on investments......      (27,149,279)      (21,461,678)       (15,223,519)       (6,093,075)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (17,471,132)        16,290,212        (1,520,494)         3,121,979
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           737,240         1,079,121            135,527           211,473
   Net transfers (including fixed
     account).....................       (2,495,561)       (4,822,640)          1,513,383       (4,012,326)
   Contract charges...............         (748,963)         (752,209)          (229,144)         (223,856)
   Transfers for contract benefits
     and terminations.............      (19,048,801)      (23,946,291)        (4,832,197)       (5,150,111)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,556,085)      (28,442,019)        (3,412,431)       (9,174,820)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,027,217)      (12,151,807)        (4,932,925)       (6,052,841)
NET ASSETS:
   Beginning of year..............       198,152,216       210,304,023         53,534,493        59,587,334
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    159,124,999  $    198,152,216  $      48,601,568  $     53,534,493
                                    ================  ================  =================  ================

                                                                                   MIST JPMORGAN
                                         MIST JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015               2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        110,071  $       (21,227)  $        209,035  $        (1,859)
   Net realized gains (losses)....          (20,325)            37,926           713,156           474,692
   Change in unrealized gains
     (losses) on investments......         (244,053)           418,376         (941,025)           163,520
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (154,307)           435,075          (18,834)           636,353
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            18,407             9,505            40,665            49,578
   Net transfers (including fixed
     account).....................         1,672,145         2,346,290         2,830,942         2,111,814
   Contract charges...............         (160,258)         (131,538)         (121,762)          (97,449)
   Transfers for contract benefits
     and terminations.............       (1,374,288)       (1,190,960)         (640,612)         (789,277)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           156,006         1,033,297         2,109,233         1,274,666
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             1,699         1,468,372         2,090,399         1,911,019
NET ASSETS:
   Beginning of year..............        13,974,606        12,506,234        12,428,836        10,517,817
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,976,305  $     13,974,606  $     14,519,235  $     12,428,836
                                    ================  ================  ================  ================


                                      MIST JPMORGAN SMALL CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         20,009  $        (2,393)
   Net realized gains (losses)....         1,003,591         1,440,125
   Change in unrealized gains
     (losses) on investments......       (1,733,773)       (1,103,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (710,173)           333,905
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,275           105,549
   Net transfers (including fixed
     account).....................           (7,066)           253,908
   Contract charges...............          (67,164)          (60,631)
   Transfers for contract benefits
     and terminations.............         (807,539)         (840,832)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (825,494)         (542,006)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,535,667)         (208,101)
NET ASSETS:
   Beginning of year..............         9,322,634         9,530,735
                                    ----------------  ----------------
   End of year....................  $      7,786,967  $      9,322,634
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST LOOMIS SAYLES GLOBAL MARKETS     MIST LORD ABBETT BOND DEBENTURE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (10,297)  $          55,798  $      8,530,157  $      10,055,698
   Net realized gains (losses).....           581,450            496,655         9,307,174          9,085,003
   Change in unrealized gains
     (losses) on investments.......         (601,820)          (296,654)      (23,841,976)       (10,865,295)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (30,667)            255,799       (6,004,645)          8,275,406
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            78,508             96,656           708,049          1,412,713
   Net transfers (including fixed
     account)......................         (337,704)            792,874       (2,439,809)        (1,073,570)
   Contract charges................         (122,947)          (119,999)         (778,601)          (795,569)
   Transfers for contract benefits
     and terminations..............         (868,166)        (1,645,429)      (24,466,444)       (29,170,042)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,250,309)          (875,898)      (26,976,805)       (29,626,468)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (1,280,976)          (620,099)      (32,981,450)       (21,351,062)
NET ASSETS:
   Beginning of year...............        14,577,450         15,197,549       214,938,971        236,290,033
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     13,296,474  $      14,577,450  $    181,957,521  $     214,938,971
                                     ================  =================  ================  =================

                                                                            MIST MET/FRANKLIN LOW DURATION
                                     MIST MET/EATON VANCE FLOATING RATE              TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         71,667  $          73,021  $        607,878  $         292,106
   Net realized gains (losses).....          (17,116)             25,657          (70,878)            (3,080)
   Change in unrealized gains
     (losses) on investments.......         (139,911)          (138,311)       (1,098,466)          (317,484)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (85,360)           (39,633)         (561,466)           (28,458)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            25,974             34,702           400,184            212,558
   Net transfers (including fixed
     account)......................         (286,913)          (106,686)         3,544,265          6,043,206
   Contract charges................          (23,000)           (25,962)         (260,381)          (220,462)
   Transfers for contract benefits
     and terminations..............         (264,747)          (638,752)       (2,099,734)        (3,105,044)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (548,686)          (736,698)         1,584,334          2,930,258
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (634,046)          (776,331)         1,022,868          2,901,800
NET ASSETS:
   Beginning of year...............         4,103,881          4,880,212        30,718,840         27,817,040
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,469,835  $       4,103,881  $     31,741,708  $      30,718,840
                                     ================  =================  ================  =================

                                             MIST MET/TEMPLETON                   MIST METLIFE ASSET
                                             INTERNATIONAL BOND                     ALLOCATION 100
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        362,945  $         192,967  $      (425,777)  $    (1,630,139)
   Net realized gains (losses).....          (54,222)           (14,347)        21,758,960        13,760,757
   Change in unrealized gains
     (losses) on investments.......         (566,976)          (164,409)      (26,915,063)       (5,330,053)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (258,253)             14,211       (5,581,880)         6,800,565
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            24,900             46,508         1,144,602           788,634
   Net transfers (including fixed
     account)......................           176,014           (64,848)       (3,773,502)       (9,141,571)
   Contract charges................          (54,851)           (55,577)         (935,788)         (988,986)
   Transfers for contract benefits
     and terminations..............         (307,945)          (345,374)      (16,710,594)      (24,436,537)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (161,882)          (419,291)      (20,275,282)      (33,778,460)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (420,135)          (405,080)      (25,857,162)      (26,977,895)
NET ASSETS:
   Beginning of year...............         5,173,631          5,578,711       190,098,691       217,076,586
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      4,753,496  $       5,173,631  $    164,241,529  $    190,098,691
                                     ================  =================  ================  ================


                                        MIST METLIFE BALANCED PLUS
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,451,168  $        973,008
   Net realized gains (losses).....         8,261,721        10,371,648
   Change in unrealized gains
     (losses) on investments.......      (16,176,229)       (1,068,248)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (6,463,340)        10,276,408
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           387,339           604,721
   Net transfers (including fixed
     account)......................         5,763,719        10,599,640
   Contract charges................       (1,227,714)       (1,110,254)
   Transfers for contract benefits
     and terminations..............       (8,050,488)       (6,051,973)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (3,127,144)         4,042,134
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (9,590,484)        14,318,542
NET ASSETS:
   Beginning of year...............       130,987,679       116,669,137
                                     ----------------  ----------------
   End of year.....................  $    121,397,195  $    130,987,679
                                     ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                               MIST METLIFE
                                         MULTI-INDEX TARGETED RISK         MIST METLIFE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (5,879)  $       (13,676)  $      (734,596)  $      (880,959)
   Net realized gains (losses)....            103,977             6,596        18,097,824         5,166,165
   Change in unrealized gains
     (losses) on investments......          (344,708)            67,067      (20,653,906)       (4,301,082)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (246,610)            59,987       (3,290,678)          (15,876)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            11,000            77,208           153,551
   Net transfers (including fixed
     account).....................          4,707,562         1,263,487       (1,976,463)         (553,890)
   Contract charges...............           (32,109)           (6,346)         (231,354)         (248,368)
   Transfers for contract benefits
     and terminations.............          (174,635)                --       (4,796,273)       (6,028,315)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          4,500,818         1,268,141       (6,926,882)       (6,677,022)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          4,254,208         1,328,128      (10,217,560)       (6,692,898)
NET ASSETS:
   Beginning of year..............          1,705,989           377,861        52,562,409        59,255,307
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       5,960,197  $      1,705,989  $     42,344,849  $     52,562,409
                                    =================  ================  ================  ================

                                                 MIST MFS
                                          EMERGING MARKETS EQUITY         MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        231,639  $      (255,461)  $      1,708,424  $      1,237,542
   Net realized gains (losses)....         (930,825)         (365,297)          (71,912)           525,696
   Change in unrealized gains
     (losses) on investments......       (6,343,880)       (3,418,655)       (4,520,574)      (12,489,803)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,043,066)       (4,039,413)       (2,884,062)      (10,726,565)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           237,217           273,250           623,929         1,000,508
   Net transfers (including fixed
     account).....................         1,487,940       (3,784,632)         1,154,799         2,863,392
   Contract charges...............         (309,804)         (320,775)         (486,157)         (488,313)
   Transfers for contract benefits
     and terminations.............       (2,909,335)       (4,211,605)      (11,373,976)      (13,909,511)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,493,982)       (8,043,762)      (10,081,405)      (10,533,924)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,537,048)      (12,083,175)      (12,965,467)      (21,260,489)
NET ASSETS:
   Beginning of year..............        47,209,408        59,292,583       119,840,057       141,100,546
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     38,672,360  $     47,209,408  $    106,874,590  $    119,840,057
                                    ================  ================  ================  ================

                                           MIST MORGAN STANLEY
                                             MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (671,682)  $      (761,070)  $         22,011  $       (14,810)
   Net realized gains (losses)....         3,341,844         4,666,583         2,397,421         2,679,810
   Change in unrealized gains
     (losses) on investments......       (6,186,636)       (3,909,127)         (800,835)       (2,035,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,516,474)           (3,614)         1,618,597           629,122
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           292,369           435,982           234,417           415,021
   Net transfers (including fixed
     account).....................         (363,355)       (1,451,176)       (1,055,013)           169,507
   Contract charges...............         (280,324)         (283,613)         (271,812)         (252,309)
   Transfers for contract benefits
     and terminations.............       (6,147,712)       (7,981,909)       (3,759,534)       (4,842,969)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,499,022)       (9,280,716)       (4,851,942)       (4,510,750)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,015,496)       (9,284,330)       (3,233,345)       (3,881,628)
NET ASSETS:
   Beginning of year..............        66,846,250        76,130,580        47,270,650        51,152,278
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     56,830,754  $     66,846,250  $     44,037,305  $     47,270,650
                                    ================  ================  ================  ================

                                               MIST PANAGORA
                                          GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015            2014 (a)
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (986)  $          (249)
   Net realized gains (losses)....             1,165             1,748
   Change in unrealized gains
     (losses) on investments......           (5,752)           (2,721)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,573)           (1,222)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................              (53)            92,388
   Contract charges...............             (487)              (66)
   Transfers for contract benefits
     and terminations.............           (5,016)               (2)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (5,556)            92,320
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (11,129)            91,098
NET ASSETS:
   Beginning of year..............            91,098                --
                                    ----------------  ----------------
   End of year....................  $         79,969  $         91,098
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                           MIST PIMCO INFLATION
                                              PROTECTED BOND                  MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,329,664  $        256,197  $     18,082,425  $      5,707,671
   Net realized gains (losses)....       (1,348,727)         (991,678)         4,745,002           956,244
   Change in unrealized gains
     (losses) on investments......       (5,893,578)         2,532,632      (27,502,181)         7,841,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,912,641)         1,797,151       (4,674,754)        14,505,273
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           308,856           924,626         2,152,622         3,000,068
   Net transfers (including fixed
     account).....................         1,107,752       (1,000,516)       (6,790,364)      (16,485,181)
   Contract charges...............         (740,710)         (757,081)       (3,145,503)       (3,203,373)
   Transfers for contract benefits
     and terminations.............       (7,792,463)       (9,304,940)      (38,286,145)      (47,523,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,116,565)      (10,137,911)      (46,069,390)      (64,211,907)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,029,206)       (8,340,760)      (50,744,144)      (49,706,634)
NET ASSETS:
   Beginning of year..............        94,603,086       102,943,846       459,097,636       508,804,270
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,573,880  $     94,603,086  $    408,353,492  $    459,097,636
                                    ================  ================  ================  ================


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         15,480  $        450,218  $        638,351  $        633,626
   Net realized gains (losses)....        10,511,444        31,609,829           160,644           246,946
   Change in unrealized gains
     (losses) on investments......      (11,457,384)      (23,145,529)       (1,233,077)         (356,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (930,460)         8,914,518         (434,082)           524,131
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           285,748           753,938           164,926           119,502
   Net transfers (including fixed
     account).....................       (1,584,109)       (3,600,856)         (161,592)         2,241,562
   Contract charges...............         (271,142)         (275,394)         (104,189)          (97,588)
   Transfers for contract benefits
     and terminations.............       (9,907,576)      (11,774,881)       (1,135,633)       (1,369,085)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (11,477,079)      (14,897,193)       (1,236,488)           894,391
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (12,407,539)       (5,982,675)       (1,670,570)         1,418,522
NET ASSETS:
   Beginning of year..............        93,861,327        99,844,002        18,060,018        16,641,496
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     81,453,788  $     93,861,327  $     16,389,448  $     18,060,018
                                    ================  ================  ================  ================


                                      MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         62,177  $         72,916  $       (56,216)  $       (86,695)
   Net realized gains (losses)....          (14,721)          (35,799)           309,225            69,346
   Change in unrealized gains
     (losses) on investments......          (81,937)           252,141         (533,900)           369,924
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (34,481)           289,258         (280,891)           352,575
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --             4,246            22,651                --
   Net transfers (including fixed
     account).....................           772,908           594,993         2,757,535         2,425,320
   Contract charges...............          (46,790)          (41,625)          (58,124)          (40,004)
   Transfers for contract benefits
     and terminations.............         (545,665)         (407,247)         (590,183)         (380,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           180,453           150,367         2,131,879         2,005,298
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,972           439,625         1,850,988         2,357,873
NET ASSETS:
   Beginning of year..............         5,010,596         4,570,971         5,915,908         3,558,035
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      5,156,568  $      5,010,596  $      7,766,896  $      5,915,908
                                    ================  ================  ================  ================


                                     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (26,842)  $          (827)
   Net realized gains (losses)....           445,317           467,670
   Change in unrealized gains
     (losses) on investments......         (624,778)           109,832
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (206,303)           576,675
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            15,496             5,680
   Net transfers (including fixed
     account).....................         (504,605)           141,749
   Contract charges...............          (86,159)          (81,084)
   Transfers for contract benefits
     and terminations.............         (696,068)         (477,890)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,271,336)         (411,545)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,477,639)           165,130
NET ASSETS:
   Beginning of year..............         9,869,799         9,704,669
                                    ----------------  ----------------
   End of year....................  $      8,392,160  $      9,869,799
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015               2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,732,954  $      1,784,607   $        290,989  $        239,767
   Net realized gains (losses)....        10,357,100        12,276,235          4,033,987         4,857,902
   Change in unrealized gains
     (losses) on investments......      (16,607,219)       (6,564,620)        (6,091,015)       (2,905,732)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,517,165)         7,496,222        (1,766,039)         2,191,937
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           595,482           702,269             34,838           210,067
   Net transfers (including fixed
     account).....................       (1,105,374)         (327,110)          (939,802)         2,479,363
   Contract charges...............       (1,411,354)       (1,401,550)          (481,567)         (443,210)
   Transfers for contract benefits
     and terminations.............      (12,978,866)      (13,262,591)        (6,587,746)       (6,391,223)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,900,112)      (14,288,982)        (7,974,277)       (4,145,003)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (19,417,277)       (6,792,760)        (9,740,316)       (1,953,066)
NET ASSETS:
   Beginning of year..............       161,695,055       168,487,815         56,855,881        58,808,947
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    142,277,778  $    161,695,055   $     47,115,565  $     56,855,881
                                    ================  ================   ================  ================


                                    MIST T. ROWE PRICE LARGE CAP VALUE   MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      1,484,631  $        526,343  $    (1,300,635)  $    (1,290,670)
   Net realized gains (losses)....         28,069,820        34,042,595        16,687,191        12,578,159
   Change in unrealized gains
     (losses) on investments......       (57,695,793)        38,037,637      (11,174,819)       (2,825,058)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (28,141,342)        72,606,575         4,211,737         8,462,431
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,611,529         3,595,499           157,341           170,575
   Net transfers (including fixed
     account).....................        (8,447,549)      (16,849,259)       (1,918,799)       (4,203,356)
   Contract charges...............        (1,734,741)       (1,755,410)         (402,541)         (375,801)
   Transfers for contract benefits
     and terminations.............       (65,151,017)      (81,670,358)       (8,293,905)       (8,619,286)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (73,721,778)      (96,679,528)      (10,457,904)      (13,027,868)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (101,863,120)      (24,072,953)       (6,246,167)       (4,565,437)
NET ASSETS:
   Beginning of year..............        637,621,963       661,694,916        81,905,190        86,470,627
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    535,758,843  $    637,621,963  $     75,659,023  $     81,905,190
                                     ================  ================  ================  ================

                                                                                MSF BAILLIE GIFFORD
                                       MIST WMC LARGE CAP RESEARCH              INTERNATIONAL STOCK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (12,248)  $       (12,501)  $       (14,824)  $       (56,335)
   Net realized gains (losses)....           948,863           489,502           135,336            98,238
   Change in unrealized gains
     (losses) on investments......         (656,615)           434,852         (638,789)         (976,258)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           280,000           911,853         (518,277)         (934,355)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,282           101,797            11,537            47,880
   Net transfers (including fixed
     account).....................          (76,765)         (617,434)         (711,073)         1,319,067
   Contract charges...............          (61,824)          (58,067)         (164,269)         (161,876)
   Transfers for contract benefits
     and terminations.............         (434,145)         (371,563)       (1,200,832)       (1,358,238)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (513,452)         (945,267)       (2,064,637)         (153,167)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (233,452)          (33,414)       (2,582,914)       (1,087,522)
NET ASSETS:
   Beginning of year..............         7,846,047         7,879,461        18,395,360        19,482,882
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,612,595  $      7,846,047  $     15,812,446  $     18,395,360
                                    ================  ================  ================  ================

                                          MSF BARCLAYS AGGREGATE
                                                BOND INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         76,470  $         45,184
   Net realized gains (losses)....          (34,729)           (5,716)
   Change in unrealized gains
     (losses) on investments......         (124,014)           107,404
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (82,273)           146,872
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,668            15,299
   Net transfers (including fixed
     account).....................         1,821,950         1,609,749
   Contract charges...............          (49,967)          (31,893)
   Transfers for contract benefits
     and terminations.............       (1,108,632)         (217,627)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           762,019         1,375,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           679,746         1,522,400
NET ASSETS:
   Beginning of year..............         4,852,862         3,330,462
                                    ----------------  ----------------
   End of year....................  $      5,532,608  $      4,852,862
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                        MSF BLACKROCK BOND INCOME       MSF BLACKROCK CAPITAL APPRECIATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,642,825  $      2,194,373   $      (135,730)  $     (129,914)
   Net realized gains (losses)....         1,206,196           165,354          2,454,026          928,788
   Change in unrealized gains
     (losses) on investments......       (4,403,494)         3,019,349        (1,762,943)         (22,620)
                                    ----------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (554,473)         5,379,076            555,353          776,254
                                    ----------------  ----------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           689,975           772,317             52,930           39,458
   Net transfers (including fixed
     account).....................         4,101,490         6,991,164            390,839        (453,839)
   Contract charges...............         (753,000)         (667,120)           (40,947)         (38,087)
   Transfers for contract benefits
     and terminations.............       (8,135,690)       (8,750,281)          (978,987)      (1,198,677)
                                    ----------------  ----------------   ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,097,225)       (1,653,920)          (576,165)      (1,651,145)
                                    ----------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,651,698)         3,725,156           (20,812)        (874,891)
NET ASSETS:
   Beginning of year..............        97,653,432        93,928,276         10,873,841       11,748,732
                                    ----------------  ----------------   ----------------  ---------------
   End of year....................  $     93,001,734  $     97,653,432   $     10,853,029  $    10,873,841
                                    ================  ================   ================  ===============


                                        MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2015             2014              2015              2014
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $   (1,217,317)  $    (1,379,478)  $      (159,994)  $      (167,115)
   Net realized gains (losses)....                --                --         1,552,834         1,210,465
   Change in unrealized gains
     (losses) on investments......                --                --       (1,239,946)         (182,874)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,217,317)       (1,379,478)           152,894           860,476
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           822,401           882,579             6,037            27,332
   Net transfers (including fixed
     account).....................        16,933,432        16,690,364         (336,012)         (506,721)
   Contract charges...............         (631,166)         (702,102)          (56,711)          (55,335)
   Transfers for contract benefits
     and terminations.............      (23,486,072)      (33,542,364)         (850,660)         (966,643)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,361,405)      (16,671,523)       (1,237,346)       (1,501,367)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,578,722)      (18,051,001)       (1,084,452)         (640,891)
NET ASSETS:
   Beginning of year..............        79,776,703        97,827,704         9,719,764        10,360,655
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $    72,197,981  $     79,776,703  $      8,635,312  $      9,719,764
                                     ===============  ================  ================  ================

                                                                                MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,026,861)  $    (2,094,839)  $      (185,365)  $      (195,393)
   Net realized gains (losses)....        25,997,215        13,871,898         2,907,487         3,032,779
   Change in unrealized gains
     (losses) on investments......      (12,219,984)       (2,046,864)       (2,568,831)       (2,916,364)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,750,370         9,730,195           153,291          (78,978)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           457,377           480,472            54,186            99,747
   Net transfers (including fixed
     account).....................       (6,024,969)       (4,241,291)         (493,589)          (59,532)
   Contract charges...............         (579,305)         (570,987)          (86,341)          (80,208)
   Transfers for contract benefits
     and terminations.............      (13,815,145)      (15,947,164)       (1,326,278)       (2,042,367)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,962,042)      (20,278,970)       (1,852,022)       (2,082,360)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,211,672)      (10,548,775)       (1,698,731)       (2,161,338)
NET ASSETS:
   Beginning of year..............       137,871,330       148,420,105        16,437,900        18,599,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    129,659,658  $    137,871,330  $     14,739,169  $     16,437,900
                                    ================  ================  ================  ================


                                      MSF MET/ARTISAN MID CAP VALUE
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015              2014
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (295,307)  $     (516,301)
   Net realized gains (losses)....         5,428,652        1,227,467
   Change in unrealized gains
     (losses) on investments......       (9,277,590)        (701,669)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,144,245)            9,497
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,129          140,161
   Net transfers (including fixed
     account).....................         (534,220)        (679,867)
   Contract charges...............         (172,688)        (185,802)
   Transfers for contract benefits
     and terminations.............       (3,929,792)      (4,903,120)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,595,571)      (5,628,628)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,739,816)      (5,619,131)
NET ASSETS:
   Beginning of year..............        41,046,463       46,665,594
                                    ----------------  ---------------
   End of year....................  $     32,306,647  $    41,046,463
                                    ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      MSF MET/DIMENSIONAL INTERNATIONAL
                                                SMALL COMPANY               MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015             2014 (a)
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           9,656  $         25,453  $         74,942  $        (45,594)
   Net realized gains (losses).....            584,343           208,042           220,774             10,244
   Change in unrealized gains
     (losses) on investments.......          (462,164)         (529,530)         (552,762)             88,287
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            131,835         (296,035)         (257,046)             52,937
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             19,970            59,583            69,513            191,940
   Net transfers (including fixed
     account)......................            457,887           291,025         4,362,888          6,588,043
   Contract charges................           (27,782)          (24,722)          (66,008)           (24,947)
   Transfers for contract benefits
     and terminations..............          (194,601)         (380,541)         (647,603)          (298,851)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            255,474          (54,655)         3,718,790          6,456,185
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            387,309         (350,690)         3,461,744          6,509,122
NET ASSETS:
   Beginning of year...............          3,407,349         3,758,039         6,509,122                 --
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $       3,794,658  $      3,407,349  $      9,970,866  $       6,509,122
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 40       MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2015            2014 (a)             2015             2014 (a)
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (12,128,346)  $    (11,731,546)  $    (17,653,457)  $   (23,003,709)
   Net realized gains (losses).....         69,032,529          3,392,280        172,389,292         6,453,981
   Change in unrealized gains
     (losses) on investments.......       (82,639,516)         46,153,818      (214,455,687)       117,617,432
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,735,333)         37,814,552       (59,719,852)       101,067,704
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,132,193          4,144,770         12,634,886         8,465,312
   Net transfers (including fixed
     account)......................       (36,055,450)      1,316,222,826        (4,321,296)     2,775,713,502
   Contract charges................        (9,746,687)        (6,720,423)       (22,090,443)      (14,895,704)
   Transfers for contract benefits
     and terminations..............       (98,678,782)       (82,600,830)      (199,273,843)     (173,879,835)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (140,348,726)      1,231,046,343      (213,050,696)     2,595,403,275
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (166,084,059)      1,268,860,895      (272,770,548)     2,696,470,979
NET ASSETS:
   Beginning of year...............      1,268,860,895                 --      2,696,470,979                --
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $   1,102,776,836  $   1,268,860,895  $   2,423,700,431  $  2,696,470,979
                                     =================  =================  =================  ================


                                        MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2015             2014 (a)             2015               2014
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $   (19,040,806)  $    (18,274,184)  $        (49,527)  $        (48,191)
   Net realized gains (losses).....         85,979,912          5,986,736            517,212            438,226
   Change in unrealized gains
     (losses) on investments.......      (115,790,343)         87,045,272          (728,658)            (7,639)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (48,851,237)         74,757,824          (260,973)            382,396
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,711,993          5,307,100             45,943                 --
   Net transfers (including fixed
     account)......................       (12,352,856)      1,856,515,039          1,029,447          1,057,638
   Contract charges................       (14,465,015)        (9,483,492)           (32,768)           (27,172)
   Transfers for contract benefits
     and terminations..............      (147,495,874)      (125,996,543)          (408,532)          (218,897)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (168,601,752)      1,726,342,104            634,090            811,569
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (217,452,989)      1,801,099,928            373,117          1,193,965
NET ASSETS:
   Beginning of year...............      1,801,099,928                 --          5,502,778          4,308,813
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $  1,583,646,939  $   1,801,099,928  $       5,875,895  $       5,502,778
                                      ================  =================  =================  =================


                                           MSF METLIFE STOCK INDEX
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2015               2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (48,140)  $        (69,032)
   Net realized gains (losses).....          3,767,691          2,973,562
   Change in unrealized gains
     (losses) on investments.......        (4,076,282)          1,642,182
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (356,731)          4,546,712
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            130,481             59,127
   Net transfers (including fixed
     account)......................          1,466,251          2,294,016
   Contract charges................          (221,583)          (191,363)
   Transfers for contract benefits
     and terminations..............        (4,815,566)        (4,332,990)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,440,417)        (2,171,210)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (3,797,148)          2,375,502
NET ASSETS:
   Beginning of year...............         45,315,772         42,940,270
                                     -----------------  -----------------
   End of year.....................  $      41,518,624  $      45,315,772
                                     =================  =================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                          MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,382,135  $      1,296,785  $      2,780,843  $     1,161,971
   Net realized gains (losses)....         2,715,546         2,741,270        31,972,747       14,801,857
   Change in unrealized gains
     (losses) on investments......       (5,286,462)         3,340,335      (36,871,830)        1,615,852
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,188,781)         7,378,390       (2,118,240)       17,579,680
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           403,428           840,829         1,173,615        1,736,335
   Net transfers (including fixed
     account).....................         (922,809)           501,694       (4,727,034)      (9,422,505)
   Contract charges...............         (501,814)         (487,092)       (1,466,714)      (1,396,361)
   Transfers for contract benefits
     and terminations.............       (9,968,513)      (12,508,199)      (13,280,017)     (15,634,410)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,989,708)      (11,652,768)      (18,300,150)     (24,716,941)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (12,178,489)       (4,274,378)      (20,418,390)      (7,137,261)
NET ASSETS:
   Beginning of year..............       102,015,958       106,290,336       192,672,878      199,810,139
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     89,837,469  $    102,015,958  $    172,254,488  $   192,672,878
                                    ================  ================  ================  ===============

                                           MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        57,763  $         11,474  $      (509,978)  $      (539,342)
   Net realized gains (losses)....         (36,555)            37,576         1,420,840         1,266,728
   Change in unrealized gains
     (losses) on investments......        (171,688)         (269,308)       (1,181,992)       (1,636,960)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (150,480)         (220,258)         (271,130)         (909,574)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           20,971               453           142,592           220,877
   Net transfers (including fixed
     account).....................          703,715         1,138,304       (1,074,008)         (444,455)
   Contract charges...............         (22,989)          (17,303)         (190,227)         (189,999)
   Transfers for contract benefits
     and terminations.............        (559,420)         (323,317)       (3,815,078)       (4,528,395)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          142,277           798,137       (4,936,721)       (4,941,972)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (8,203)           577,879       (5,207,851)       (5,851,546)
NET ASSETS:
   Beginning of year..............        2,553,009         1,975,130        45,538,005        51,389,551
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $     2,544,806  $      2,553,009  $     40,330,154  $     45,538,005
                                    ===============  ================  ================  ================

                                         MSF RUSSELL 2000 INDEX         MSF T. ROWE PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (38,992)  $       (38,210)   $      (983,448)  $      (974,945)
   Net realized gains (losses)....           418,154           399,212         15,311,614         8,669,039
   Change in unrealized gains
     (losses) on investments......         (702,482)         (207,370)        (8,590,497)       (3,126,532)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (323,320)           153,632          5,737,669         4,567,562
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            25,271             6,453            223,437           402,463
   Net transfers (including fixed
     account).....................            23,730           496,959        (3,249,247)         (266,047)
   Contract charges...............          (30,578)          (28,908)          (276,287)         (250,060)
   Transfers for contract benefits
     and terminations.............         (363,696)         (450,653)        (5,321,229)       (7,623,070)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (345,273)            23,851        (8,623,326)       (7,736,714)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (668,593)           177,483        (2,885,657)       (3,169,152)
NET ASSETS:
   Beginning of year..............         5,229,295         5,051,812         66,005,148        69,174,300
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      4,560,702  $      5,229,295   $     63,119,491  $     66,005,148
                                    ================  ================   ================  ================

                                    MSF T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (163,662)  $      (168,410)
   Net realized gains (losses)....          1,492,642         1,649,647
   Change in unrealized gains
     (losses) on investments......        (1,166,465)         (898,328)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            162,515           582,909
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             24,794            32,897
   Net transfers (including fixed
     account).....................          (122,045)         (694,440)
   Contract charges...............           (30,010)          (28,465)
   Transfers for contract benefits
     and terminations.............          (592,362)         (928,322)
                                     ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (719,623)       (1,618,330)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (557,108)       (1,035,421)
NET ASSETS:
   Beginning of year..............         11,725,054        12,760,475
                                     ----------------  ----------------
   End of year....................   $     11,167,946  $     11,725,054
                                     ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                        MSF VAN ECK GLOBAL NATURAL         MSF WESTERN ASSET MANAGEMENT
                                                 RESOURCES                 STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (31,948)  $       (33,547)  $        239,767  $        277,596
   Net realized gains (losses)....         (212,002)            80,666             2,451            94,178
   Change in unrealized gains
     (losses) on investments......       (1,290,643)         (918,083)         (495,378)         (107,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,534,593)         (870,964)         (253,160)           263,849
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,112            33,410             8,889             7,528
   Net transfers (including fixed
     account).....................         1,072,509           680,942           268,564         1,039,149
   Contract charges...............          (47,576)          (46,205)          (25,457)          (25,999)
   Transfers for contract benefits
     and terminations.............         (278,018)         (256,432)         (459,000)         (526,307)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           776,027           411,715         (207,004)           494,371
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (758,566)         (459,249)         (460,164)           758,220
NET ASSETS:
   Beginning of year..............         4,214,021         4,673,270         7,431,708         6,673,488
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,455,455  $      4,214,021  $      6,971,544  $      7,431,708
                                    ================  ================  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT                MSF WMC CORE
                                             U.S. GOVERNMENT                  EQUITY OPPORTUNITIES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         22,229  $          4,913  $        465,353  $    (1,811,697)
   Net realized gains (losses)....           (3,602)           (1,480)        74,128,689        30,613,610
   Change in unrealized gains
     (losses) on investments......          (97,195)            59,929      (73,030,836)      (10,562,213)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (78,568)            63,362         1,563,206        18,239,700
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            12,131            62,699           592,502           649,685
   Net transfers (including fixed
     account).....................           297,215         (227,444)       (9,604,855)       (9,423,541)
   Contract charges...............          (50,454)          (49,753)       (1,054,647)       (1,066,121)
   Transfers for contract benefits
     and terminations.............         (556,261)       (1,229,916)      (20,076,319)      (24,621,015)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (297,369)       (1,444,414)      (30,143,319)      (34,460,992)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (375,937)       (1,381,052)      (28,580,113)      (16,221,292)
NET ASSETS:
   Beginning of year..............         6,249,863         7,630,915       215,500,540       231,721,832
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      5,873,926  $      6,249,863  $    186,920,427  $    215,500,540
                                    ================  ================  ================  ================


                                          PIMCO VIT HIGH YIELD               PIMCO VIT LOW DURATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        236,347  $        265,397  $        163,406  $       (36,120)
   Net realized gains (losses)....           117,498            98,338            19,873            32,947
   Change in unrealized gains
     (losses) on investments......         (527,273)         (228,246)         (289,348)          (55,569)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (173,428)           135,489         (106,069)          (58,742)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,665            19,131             5,334            55,381
   Net transfers (including fixed
     account).....................          (12,236)         (122,345)           642,277            46,928
   Contract charges...............          (25,805)          (27,590)          (35,515)          (37,905)
   Transfers for contract benefits
     and terminations.............         (708,567)         (871,958)         (810,122)         (613,566)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (724,943)       (1,002,762)         (198,026)         (549,162)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (898,371)         (867,273)         (304,095)         (607,904)
NET ASSETS:
   Beginning of year..............         6,384,603         7,251,876         8,692,822         9,300,726
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      5,486,232  $      6,384,603  $      8,388,727  $      8,692,822
                                    ================  ================  ================  ================


                                          PUTNAM VT EQUITY INCOME
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        148,426  $        203,057
   Net realized gains (losses)....         1,440,347         1,866,886
   Change in unrealized gains
     (losses) on investments......       (2,473,149)           794,179
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (884,376)         2,864,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,397           104,556
   Net transfers (including fixed
     account).....................         (748,801)         (370,305)
   Contract charges...............          (56,735)          (64,318)
   Transfers for contract benefits
     and terminations.............       (2,785,348)       (4,263,986)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,561,487)       (4,594,053)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,445,863)       (1,729,931)
NET ASSETS:
   Beginning of year..............        25,431,923        27,161,854
                                    ----------------  ----------------
   End of year....................  $     20,986,060  $     25,431,923
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                           PUTNAM VT MULTI-CAP GROWTH            RUSSELL AGGRESSIVE EQUITY
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2015               2014              2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (15,328)  $        (20,559)  $        (10,392)  $        (17,543)
   Net realized gains (losses)......            142,889            285,228            153,346            170,780
   Change in unrealized gains
     (losses) on investments........          (155,616)            (7,854)          (252,603)          (151,869)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (28,055)            256,815          (109,649)              1,368
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             29,094             31,595                 --                125
   Net transfers (including fixed
     account).......................           (25,642)          (240,192)           (58,198)             39,788
   Contract charges.................            (1,550)            (1,308)              (414)              (446)
   Transfers for contract benefits
     and terminations...............          (160,581)          (370,067)          (156,685)          (125,781)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (158,679)          (579,972)          (215,297)           (86,314)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (186,734)          (323,157)          (324,946)           (84,946)
NET ASSETS:
   Beginning of year................          2,136,321          2,459,478          1,533,014          1,617,960
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       1,949,587  $       2,136,321  $       1,208,068  $       1,533,014
                                      =================  =================  =================  =================

                                               RUSSELL CORE BOND            RUSSELL GLOBAL REAL ESTATE SECURITIES
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  --------------------------------------
                                            2015               2014                 2015               2014
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          59,410  $          10,870   $           1,903  $          18,309
   Net realized gains (losses)......             89,937            154,057              52,204             49,649
   Change in unrealized gains
     (losses) on investments........          (241,848)             97,689            (59,973)             58,154
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (92,501)            262,616             (5,866)            126,112
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,360              3,324                 126                125
   Net transfers (including fixed
     account).......................             95,956           (92,926)            (86,450)             16,477
   Contract charges.................            (1,218)            (1,426)               (137)              (168)
   Transfers for contract benefits
     and terminations...............          (632,091)          (571,916)            (60,195)          (101,930)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (533,993)          (662,944)           (146,656)           (85,496)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (626,494)          (400,328)           (152,522)             40,616
NET ASSETS:
   Beginning of year................          6,459,200          6,859,528           1,024,007            983,391
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $       5,832,706  $       6,459,200   $         871,485  $       1,024,007
                                      =================  =================   =================  =================

                                           RUSSELL MULTI-STYLE EQUITY                 RUSSELL NON-U.S.
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2015               2014               2015              2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (45,655)  $        (18,853)  $         (6,825)  $          18,865
   Net realized gains (losses)......            917,877          1,347,515             38,329             29,254
   Change in unrealized gains
     (losses) on investments........          (871,781)          (516,811)           (84,770)          (238,963)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                441            811,851           (53,266)          (190,844)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                504                749                210                333
   Net transfers (including fixed
     account).......................          (511,958)           (55,582)           (25,346)             16,136
   Contract charges.................            (2,085)            (2,181)              (794)              (896)
   Transfers for contract benefits
     and terminations...............          (913,533)          (648,792)          (345,423)          (247,944)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,427,072)          (705,806)          (371,353)          (232,371)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,426,631)            106,045          (424,619)          (423,215)
NET ASSETS:
   Beginning of year................          8,598,156          8,492,111          3,086,079          3,509,294
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       7,171,525  $       8,598,156  $       2,661,460  $       3,086,079
                                      =================  =================  =================  =================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2015:

American Funds Global Growth Sub-Account                 FTVIPT Templeton Foreign VIP Sub-Account (a)
American Funds Global Small Capitalization               Invesco V.I. International Growth Sub-Account (a)
   Sub-Account                                           MIST AB Global Dynamic Allocation Sub-Account
American Funds Growth Sub-Account                        MIST Allianz Global Investors Dynamic Multi-Asset
Deutsche II Government & Agency Securities                  Plus Sub-Account
   Sub-Account                                           MIST American Funds Balanced Allocation
Fidelity VIP Equity-Income Sub-Account (a)                  Sub-Account
Fidelity VIP Growth Opportunities Sub-Account            MIST American Funds Growth Allocation Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST American Funds Growth Sub-Account                   MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST American Funds Moderate Allocation                  MIST WMC Large Cap Research Sub-Account
   Sub-Account                                           MSF Baillie Gifford International Stock
MIST AQR Global Risk Balanced Sub-Account                  Sub-Account (a)
MIST BlackRock Global Tactical Strategies                MSF Barclays Aggregate Bond Index Sub-Account
   Sub-Account                                           MSF BlackRock Bond Income Sub-Account (a)
MIST BlackRock High Yield Sub-Account                    MSF BlackRock Capital Appreciation Sub-Account
MIST Clarion Global Real Estate Sub-Account (a)          MSF BlackRock Money Market Sub-Account (a)
MIST ClearBridge Aggressive Growth                       MSF Frontier Mid Cap Growth Sub-Account
   Sub-Account (a)                                       MSF Jennison Growth Sub-Account (a)
MIST Goldman Sachs Mid Cap Value Sub-Account             MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account            MSF Met/Artisan Mid Cap Value Sub-Account
MIST Invesco Balanced-Risk Allocation Sub-Account        MSF Met/Dimensional International Small Company
MIST Invesco Comstock Sub-Account                          Sub-Account
MIST Invesco Mid Cap Value Sub-Account (a)               MSF MetLife Asset Allocation 20 Sub-Account
MIST Invesco Small Cap Growth Sub-Account (a)            MSF MetLife Asset Allocation 40 Sub-Account
MIST JPMorgan Core Bond Sub-Account                      MSF MetLife Asset Allocation 60 Sub-Account
MIST JPMorgan Global Active Allocation                   MSF MetLife Asset Allocation 80 Sub-Account
   Sub-Account                                           MSF MetLife Mid Cap Stock Index Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                MSF MetLife Stock Index Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account            MSF MFS Total Return Sub-Account (a)
MIST Lord Abbett Bond Debenture Sub-Account (a)          MSF MFS Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account           MSF MSCI EAFE Index Sub-Account
MIST Met/Franklin Low Duration Total Return              MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           MSF Russell 2000 Index Sub-Account
MIST Met/Templeton International Bond Sub-Account        MSF T. Rowe Price Large Cap Growth
MIST MetLife Asset Allocation 100 Sub-Account              Sub-Account (a)
MIST MetLife Balanced Plus Sub-Account                   MSF T. Rowe Price Small Cap Growth
MIST MetLife Multi-Index Targeted Risk Sub-Account         Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)             MSF Van Eck Global Natural Resources Sub-Account
MIST MFS Emerging Markets Equity Sub-Account (a)         MSF Western Asset Management Strategic Bond
MIST MFS Research International Sub-Account (a)            Opportunities Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth                       MSF Western Asset Management U.S. Government
   Sub-Account (a)                                         Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)           MSF WMC Core Equity Opportunities
MIST PanAgora Global Diversified Risk Sub-Account          Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account          PIMCO VIT High Yield Sub-Account
MIST PIMCO Total Return Sub-Account (a)                  PIMCO VIT Low Duration Sub-Account
MIST Pioneer Fund Sub-Account (a)                        Putnam VT Equity Income Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)            Putnam VT Multi-Cap Growth Sub-Account (a)
MIST Pyramis Government Income Sub-Account               Russell Aggressive Equity Sub-Account
MIST Pyramis Managed Risk Sub-Account                    Russell Core Bond Sub-Account
MIST Schroders Global Multi-Asset Sub-Account            Russell Global Real Estate Securities Sub-Account
MIST SSGA Growth and Income ETF Sub-Account              Russell Multi-Style Equity Sub-Account
MIST SSGA Growth ETF Sub-Account                         Russell Non-U.S. Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                             New Name

(MIST) Alliance Bernstein Global Dynamic Allocation     (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio             (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                        (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,159,389        86,011,475        13,072,398       16,195,722
     American Funds Global Small Capitalization Sub-Account.....      1,101,291        20,316,220         3,819,287        4,442,452
     American Funds Growth Sub-Account..........................      1,955,459        98,467,335        30,711,992       21,083,724
     Deutsche II Government & Agency Securities Sub-Account.....         31,676           382,564            40,983           72,378
     Fidelity VIP Equity-Income Sub-Account.....................        253,748         5,422,102           818,173        1,039,236
     Fidelity VIP Growth Opportunities Sub-Account..............          3,906            76,977            12,824           22,112
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,573,857        22,484,059         2,448,502        2,484,237
     Invesco V.I. International Growth Sub-Account..............        163,868         4,491,651           561,631          890,182
     MIST AB Global Dynamic Allocation Sub-Account..............      2,803,668        29,998,995         3,809,039        3,737,128
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................         32,124           339,814           201,284           26,531
     MIST American Funds Balanced Allocation Sub-Account........     22,326,151       197,748,894        20,202,347       33,589,545
     MIST American Funds Growth Allocation Sub-Account..........     25,895,780       225,210,752        34,318,254       32,029,075
     MIST American Funds Growth Sub-Account.....................      2,583,296        24,177,025         6,930,619        5,620,194
     MIST American Funds Moderate Allocation Sub-Account........     10,911,519        98,573,188         9,484,600       15,155,689
     MIST AQR Global Risk Balanced Sub-Account..................      1,207,122        13,039,407         3,178,937        3,335,111
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,797,570        59,587,742         8,260,090        9,076,495
     MIST BlackRock High Yield Sub-Account......................      2,011,579        16,531,295         2,301,637        1,970,535
     MIST Clarion Global Real Estate Sub-Account................      2,844,824        33,999,472         2,019,262        5,853,257
     MIST ClearBridge Aggressive Growth Sub-Account.............      6,341,475        56,739,404         2,585,004       22,845,988
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,364,148        18,377,523         5,394,100        3,062,560
     MIST Harris Oakmark International Sub-Account..............      4,591,568        67,294,595        18,585,482        9,535,874
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,686,499        17,426,437         3,521,752        3,852,842
     MIST Invesco Comstock Sub-Account..........................      7,895,184        82,205,271        10,824,457       13,796,233
     MIST Invesco Mid Cap Value Sub-Account.....................      9,173,447       169,053,427        10,693,743       24,497,513
     MIST Invesco Small Cap Growth Sub-Account..................      3,408,975        50,243,199        16,610,399        7,500,654
     MIST JPMorgan Core Bond Sub-Account........................      1,362,225        14,221,656         2,658,015        2,391,916
     MIST JPMorgan Global Active Allocation Sub-Account.........      1,311,593        14,416,984         4,764,594        1,823,860
     MIST JPMorgan Small Cap Value Sub-Account..................        518,447         7,132,807         1,191,980        1,238,172
     MIST Loomis Sayles Global Markets Sub-Account..............        889,998        11,145,443         1,744,654        3,005,243
     MIST Lord Abbett Bond Debenture Sub-Account................     15,857,367       191,357,249        19,997,111       30,242,442
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        354,075         3,667,012           439,422          916,439
     MIST Met/Franklin Low Duration Total Return Sub-Account....      3,320,273        32,963,477         5,810,326        3,618,146
     MIST Met/Templeton International Bond Sub-Account..........        480,643         5,516,141           889,341          679,174
     MIST MetLife Asset Allocation 100 Sub-Account..............     13,097,417       122,968,133        17,766,344       24,803,150
     MIST MetLife Balanced Plus Sub-Account.....................     11,740,551       124,213,474        18,185,071       12,186,097
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........        512,932         6,222,165         4,968,292          364,352
     MIST MetLife Small Cap Value Sub-Account...................      3,386,653        48,946,534        18,873,125        9,387,377
     MIST MFS Emerging Markets Equity Sub-Account...............      4,789,948        49,376,798         4,086,869        5,349,206
     MIST MFS Research International Sub-Account................     10,297,785       116,240,726         5,330,367       13,703,368
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      3,741,866        35,677,796           885,103        8,055,807
     MIST Oppenheimer Global Equity Sub-Account.................      2,160,507        36,215,018         2,214,280        6,004,276
     MIST PanAgora Global Diversified Risk Sub-Account..........          8,314            88,454            34,441           40,369
     MIST PIMCO Inflation Protected Bond Sub-Account............      9,054,610        97,920,625         6,716,736       10,503,641
     MIST PIMCO Total Return Sub-Account........................     36,684,507       426,193,518        32,679,891       55,345,268
     MIST Pioneer Fund Sub-Account..............................      6,284,139        71,993,461         9,708,206       12,934,843
     MIST Pioneer Strategic Income Sub-Account..................      1,620,367        17,320,705         2,367,900        2,796,250
     MIST Pyramis Government Income Sub-Account.................        486,937         5,250,872         1,829,497        1,586,860
     MIST Pyramis Managed Risk Sub-Account......................        718,499         7,848,108         3,393,278        1,050,270
     MIST Schroders Global Multi-Asset Sub-Account..............        744,656         8,168,794         1,438,600        2,441,753
     MIST SSGA Growth and Income ETF Sub-Account................     12,557,623       138,424,961        13,575,116       18,090,840
     MIST SSGA Growth ETF Sub-Account...........................      4,173,220        45,717,121         6,454,060       11,231,118
     MIST T. Rowe Price Large Cap Value Sub-Account.............     15,779,907       380,249,896        13,937,722       84,947,899
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      6,975,862        62,774,517        15,960,903       14,666,704
     MIST WMC Large Cap Research Sub-Account....................        554,857         5,388,920         1,170,752        1,119,783
     MSF Baillie Gifford International Stock Sub-Account........      1,653,901        16,188,732         1,121,950        3,201,382

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                 -------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------     -------------    --------------
     MSF Barclays Aggregate Bond Index Sub-Account.............        518,533         5,617,789         3,115,498        2,277,007
     MSF BlackRock Bond Income Sub-Account.....................        890,851        93,810,609         8,789,045        9,132,910
     MSF BlackRock Capital Appreciation Sub-Account............        297,346         7,407,440         2,593,940        1,428,369
     MSF BlackRock Money Market Sub-Account....................        721,981        72,198,078        26,961,795       34,540,576
     MSF Frontier Mid Cap Growth Sub-Account...................        277,668         8,271,216         1,496,585        1,607,672
     MSF Jennison Growth Sub-Account...........................      8,572,487       105,662,370        21,601,987       23,112,213
     MSF Loomis Sayles Small Cap Growth Sub-Account............      1,185,782        12,435,354         2,667,040        2,452,712
     MSF Met/Artisan Mid Cap Value Sub-Account.................        155,845        34,119,040         5,441,900        5,514,996
     MSF Met/Dimensional International Small Company
       Sub-Account.............................................        294,401         4,247,254         1,371,716          507,440
     MSF MetLife Asset Allocation 20 Sub-Account...............        918,978        10,435,388         9,104,184        4,978,652
     MSF MetLife Asset Allocation 40 Sub-Account...............     93,534,937     1,139,262,606        71,675,113      158,154,840
     MSF MetLife Asset Allocation 60 Sub-Account...............    194,831,231     2,520,538,771       190,595,395      253,651,065
     MSF MetLife Asset Allocation 80 Sub-Account...............    113,767,745     1,612,392,079        92,366,652      202,088,982
     MSF MetLife Mid Cap Stock Index Sub-Account...............        347,280         5,673,868         1,983,810        1,036,667
     MSF MetLife Stock Index Sub-Account.......................        975,500        32,510,138         6,059,747        7,589,474
     MSF MFS Total Return Sub-Account..........................        541,208        73,246,082         3,507,431       13,114,999
     MSF MFS Value Sub-Account.................................     11,529,761       164,368,136        34,527,991       21,366,120
     MSF MSCI EAFE Index Sub-Account...........................        214,939         2,696,766         1,234,205        1,034,166
     MSF Neuberger Berman Genesis Sub-Account..................      2,255,911        32,257,905         1,057,849        6,504,571
     MSF Russell 2000 Index Sub-Account........................        260,022         4,406,952         1,155,074        1,238,488
     MSF T. Rowe Price Large Cap Growth Sub-Account............      2,812,633        49,462,913        14,508,497       12,518,125
     MSF T. Rowe Price Small Cap Growth Sub-Account............        525,704         8,281,992         1,478,649        1,306,709
     MSF Van Eck Global Natural Resources Sub-Account..........        457,684         5,794,323         1,506,612          762,542
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account.............................................        559,196         7,212,584         1,192,127        1,159,370
     MSF Western Asset Management U.S. Government
       Sub-Account.............................................        496,117         5,949,246           889,314        1,164,465
     MSF WMC Core Equity Opportunities Sub-Account.............      6,643,918       188,985,277        72,868,157       33,051,620
     PIMCO VIT High Yield Sub-Account..........................        755,689         5,723,000           816,497        1,215,056
     PIMCO VIT Low Duration Sub-Account........................        818,417         8,496,459         1,193,554        1,228,178
     Putnam VT Equity Income Sub-Account.......................        973,837        13,739,027           446,166        3,858,965
     Putnam VT Multi-Cap Growth Sub-Account....................         56,854         1,175,553           128,029          277,550
     Russell Aggressive Equity Sub-Account.....................         93,433         1,264,827           168,453          271,257
     Russell Core Bond Sub-Account.............................        567,938         5,852,623           308,752          712,303
     Russell Global Real Estate Securities Sub-Account.........         59,245           881,327            59,880          163,092
     Russell Multi-Style Equity Sub-Account....................        430,982         6,495,888           792,683        1,623,083
     Russell Non-U.S. Sub-Account..............................        236,366         2,628,647           100,252          478,423

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                        AMERICAN FUNDS                AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2015            2014           2015           2014            2015           2014
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,751,181      2,956,878        715,805         749,861         514,976        574,333
Units issued and transferred
   from other funding options..        115,002        193,982         74,179          75,648          18,977         29,171
Units redeemed and transferred
   to other funding options....      (426,886)      (399,679)      (128,473)       (109,704)        (81,655)       (88,528)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,439,297      2,751,181        661,511         715,805         452,298        514,976
                                 =============  =============  =============  ==============  ==============  =============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2015            2014            2015           2014            2015           2014
                                 --------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........          22,588          27,802         281,896        284,993          8,443           8,546
Units issued and transferred
   from other funding options..           1,733             629           5,384         31,624              8             170
Units redeemed and transferred
   to other funding options....         (3,821)         (5,843)        (49,368)       (34,721)        (1,202)           (273)
                                 --------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............          20,500          22,588         237,912        281,896          7,249           8,443
                                 ==============  ==============  ==============  =============  =============  ==============

                                       FTVIPT TEMPLETON                 INVESCO V.I.              MIST AB GLOBAL DYNAMIC
                                          FOREIGN VIP               INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2015           2014            2015           2014           2015            2014
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,411,437       1,554,373         263,969        283,154      2,654,329      2,343,122
Units issued and transferred
   from other funding options..        109,161          72,867          26,230         30,370        154,736        566,333
Units redeemed and transferred
   to other funding options....      (176,007)       (215,803)        (41,653)       (49,555)      (299,922)      (255,126)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,344,591       1,411,437         248,546        263,969      2,509,143      2,654,329
                                 =============  ==============  ==============  =============  =============  =============


                                 MIST ALLIANZ GLOBAL INVESTORS        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2015         2014 (a)           2015           2014            2015           2014
                                 --------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year........         158,597             --      19,698,968      20,252,050      20,467,140     20,846,163
Units issued and transferred
   from other funding options..         189,367        201,137         919,386       1,393,271       1,708,418      2,105,981
Units redeemed and transferred
   to other funding options....        (22,249)       (42,540)     (2,908,820)     (1,946,353)     (2,733,436)    (2,485,004)
                                 --------------  -------------   -------------  --------------  --------------  -------------
Units end of year..............         325,715        158,597      17,709,534      19,698,968      19,442,122     20,467,140
                                 ==============  =============   =============  ==============  ==============  =============

                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS               MIST AQR
                                            GROWTH                  MODERATE ALLOCATION         GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,298,588      2,337,771      9,534,377      9,940,708      1,180,403      1,320,863
Units issued and transferred
   from other funding options..        354,560        328,248        313,603        707,288        140,416        135,264
Units redeemed and transferred
   to other funding options....      (445,283)      (367,431)    (1,143,555)    (1,113,619)      (318,008)      (275,724)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,207,865      2,298,588      8,704,425      9,534,377      1,002,811      1,180,403
                                 =============  =============  =============  =============  =============  =============


                                       MIST BLACKROCK                MIST BLACKROCK                MIST CLARION GLOBAL
                                 GLOBAL TACTICAL STRATEGIES            HIGH YIELD                      REAL ESTATE
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                     2015           2014           2015           2014            2015            2014
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........      5,433,425      5,138,582        609,988        669,873       2,046,417       2,239,020
Units issued and transferred
   from other funding options..        525,278      1,020,742         55,030        125,724         119,627         178,977
Units redeemed and transferred
   to other funding options....      (832,464)      (725,899)       (87,549)      (185,609)       (371,436)       (371,580)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............      5,126,239      5,433,425        577,469        609,988       1,794,608       2,046,417
                                 =============  =============  =============  =============  ==============  ==============

                                      MIST CLEARBRIDGE                MIST GOLDMAN                 MIST HARRIS OAKMARK
                                      AGGRESSIVE GROWTH            SACHS MID CAP VALUE                INTERNATIONAL
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2015           2014           2015           2014            2015            2014
                                 -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year........      7,869,613      7,836,411        808,735        926,551       2,546,821      2,725,021
Units issued and transferred
   from other funding options..        472,117      1,798,849         59,017         74,713         526,430        296,763
Units redeemed and transferred
   to other funding options....    (1,710,358)    (1,765,647)      (144,950)      (192,529)       (460,770)      (474,963)
                                 -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..............      6,631,372      7,869,613        722,802        808,735       2,612,481      2,546,821
                                 =============  =============  =============  =============  ==============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION                MIST INVESCO COMSTOCK     MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2015            2014            2015           2014          2015           2014
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      16,687,571      18,674,457      7,316,140      8,126,377      4,980,428      5,724,070
Units issued and transferred
   from other funding options..       2,096,835       3,385,151        572,166        555,854        179,498        133,844
Units redeemed and transferred
   to other funding options....     (3,850,894)     (5,372,037)    (1,094,065)    (1,366,091)      (718,819)      (877,486)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      14,933,512      16,687,571      6,794,241      7,316,140      4,441,107      4,980,428
                                 ==============  ==============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST INVESCO                  MIST JPMORGAN                MIST JPMORGAN
                                       SMALL CAP GROWTH                  CORE BOND            GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,146,901      2,535,916      1,276,456      1,182,573     10,177,694      9,103,629
Units issued and transferred
   from other funding options..        206,964        231,850        287,379        322,133      3,280,055      2,621,745
Units redeemed and transferred
   to other funding options....      (340,091)      (620,865)      (274,052)      (228,250)    (1,514,543)    (1,547,680)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,013,774      2,146,901      1,289,783      1,276,456     11,943,206     10,177,694
                                 =============  =============  =============  =============  =============  =============


                                         MIST JPMORGAN             MIST LOOMIS SAYLES              MIST LORD ABBETT
                                        SMALL CAP VALUE              GLOBAL MARKETS                 BOND DEBENTURE
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        445,880        471,677        864,355        919,133      7,097,487      8,075,015
Units issued and transferred
   from other funding options..         30,983         48,615        103,967        111,254        205,814        325,204
Units redeemed and transferred
   to other funding options....       (71,256)       (74,412)      (175,465)      (166,032)    (1,081,087)    (1,302,732)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        405,607        445,880        792,857        864,355      6,222,214      7,097,487
                                 =============  =============  =============  =============  =============  =============


                                        MIST MET/EATON               MIST MET/FRANKLIN             MIST MET/TEMPLETON
                                      VANCE FLOATING RATE        LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2015           2014           2015           2014           2015            2014
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         375,721        442,672      3,042,569      2,753,599        375,394        406,707
Units issued and transferred
   from other funding options..          31,260         76,210        776,237        880,336         49,285         38,755
Units redeemed and transferred
   to other funding options....        (81,036)      (143,161)      (618,914)      (591,366)       (61,651)       (70,068)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         325,945        375,721      3,199,892      3,042,569        363,028        375,394
                                 ==============  =============  =============  =============  =============  =============


                                                                                                       MIST METLIFE
                                       MIST METLIFE ASSET                                               MULTI-INDEX
                                         ALLOCATION 100           MIST METLIFE BALANCED PLUS           TARGETED RISK
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2015            2014            2015           2014           2015           2014
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      11,741,945      13,877,565      10,108,081      9,766,619        632,711        323,641
Units issued and transferred
   from other funding options..         248,704         384,580         857,190      1,217,718      2,709,109        377,009
Units redeemed and transferred
   to other funding options....     (1,474,176)     (2,520,200)     (1,096,594)      (876,256)      (198,949)       (67,939)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      10,516,473      11,741,945       9,868,677     10,108,081      3,142,871        632,711
                                 ==============  ==============  ==============  =============  =============  =============

                                         MIST METLIFE                     MIST MFS                   MIST MFS RESEARCH
                                        SMALL CAP VALUE            EMERGING MARKETS EQUITY             INTERNATIONAL
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2015           2014            2015           2014            2015           2014
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........      2,229,469       2,514,889      4,494,197       5,244,853      7,049,593      7,613,604
Units issued and transferred
   from other funding options..        125,691         194,475        681,968       1,057,879        490,895        627,185
Units redeemed and transferred
   to other funding options....      (422,785)       (479,895)      (853,295)     (1,808,535)    (1,045,767)    (1,191,196)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............      1,932,375       2,229,469      4,322,870       4,494,197      6,494,721      7,049,593
                                 =============  ==============  =============  ==============  =============  =============


                                       MIST MORGAN STANLEY             MIST OPPENHEIMER                  MIST PANAGORA
                                         MID CAP GROWTH                  GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2015            2014            2015           2014            2015          2014 (a)
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........       3,399,968       3,870,199       2,653,328      2,701,413          88,081              --
Units issued and transferred
   from other funding options..         165,461         223,114         233,677        391,209          30,973          88,145
Units redeemed and transferred
   to other funding options....       (492,517)       (693,345)       (401,598)      (439,294)        (35,950)            (64)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       3,072,912       3,399,968       2,485,407      2,653,328          83,104          88,081
                                 ==============  ==============  ==============  =============  ==============  ==============

                                          MIST PIMCO                    MIST PIMCO
                                   INFLATION PROTECTED BOND            TOTAL RETURN               MIST PIONEER FUND
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,336,733      7,016,914     24,952,895     28,505,547      3,916,919      4,579,355
Units issued and transferred
   from other funding options..        500,649        562,534      1,366,625      2,035,604         67,667         81,982
Units redeemed and transferred
   to other funding options....      (997,600)    (1,242,715)    (3,878,840)    (5,588,256)      (549,538)      (744,418)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,839,782      6,336,733     22,440,680     24,952,895      3,435,048      3,916,919
                                 =============  =============  =============  =============  =============  =============


                                         MIST PIONEER                 MIST PYRAMIS                   MIST PYRAMIS
                                       STRATEGIC INCOME             GOVERNMENT INCOME                MANAGED RISK
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        801,592        754,973        451,201        438,370        515,673        331,304
Units issued and transferred
   from other funding options..         78,441        175,166        172,219        171,381        273,307        287,428
Units redeemed and transferred
   to other funding options....      (125,329)      (128,547)      (155,663)      (158,550)       (95,083)      (103,059)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        754,704        801,592        467,757        451,201        693,897        515,673
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                        MIST SCHRODERS                   MIST SSGA                    MIST SSGA
                                      GLOBAL MULTI-ASSET           GROWTH AND INCOME ETF             GROWTH ETF
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,987,625      8,352,078     10,537,079     11,486,433      3,836,551      4,117,987
Units issued and transferred
   from other funding options..        921,965      1,242,300        242,278        356,916        208,983        387,486
Units redeemed and transferred
   to other funding options....    (1,960,319)    (1,606,753)    (1,224,209)    (1,306,270)      (746,865)      (668,922)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,949,271      7,987,625      9,555,148     10,537,079      3,298,669      3,836,551
                                 =============  =============  =============  =============  =============  =============


                                      MIST T. ROWE PRICE           MIST T. ROWE PRICE                  MIST WMC
                                        LARGE CAP VALUE              MID CAP GROWTH               LARGE CAP RESEARCH
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,848,070      9,112,590      4,901,860      5,748,937        469,413        529,861
Units issued and transferred
   from other funding options..        217,068        354,846        316,900        280,771         37,462         36,675
Units redeemed and transferred
   to other funding options....    (1,140,252)    (1,619,366)      (904,359)    (1,127,848)       (66,837)       (97,123)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,924,886      7,848,070      4,314,401      4,901,860        440,038        469,413
                                 =============  =============  =============  =============  =============  =============

                                     MSF BAILLIE GIFFORD               MSF BARCLAYS                 MSF BLACKROCK
                                     INTERNATIONAL STOCK           AGGREGATE BOND INDEX              BOND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015           2014            2015           2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,494,334      1,512,891        288,515        216,740      1,410,212      1,437,795
Units issued and transferred
   from other funding options..        112,718        190,447        213,098        162,304        147,883        172,852
Units redeemed and transferred
   to other funding options....      (269,901)      (209,004)      (167,797)       (90,529)      (206,369)      (200,435)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,337,151      1,494,334        333,816        288,515      1,351,726      1,410,212
                                 =============  =============  =============  =============  =============  =============


                                        MSF BLACKROCK                   MSF BLACKROCK                  MSF FRONTIER
                                    CAPITAL APPRECIATION                MONEY MARKET                  MID CAP GROWTH
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                     2015           2014            2015            2014            2015          2014
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........      1,975,533      2,475,614       8,144,077       9,792,353        512,550        595,060
Units issued and transferred
   from other funding options..         49,019         51,221       3,798,595       5,036,835         20,042         15,703
Units redeemed and transferred
   to other funding options....      (254,688)      (551,302)     (4,441,522)     (6,685,111)       (81,494)       (98,213)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............      1,769,864      1,975,533       7,501,150       8,144,077        451,098        512,550
                                 =============  =============  ==============  ==============  =============  =============

                                                                         MSF LOOMIS
                                         MSF JENNISON                   SAYLES SMALL                   MSF MET/ARTISAN
                                            GROWTH                       CAP GROWTH                     MID CAP VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015           2014            2015            2014           2015            2014
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      8,732,588      10,101,961         920,263      1,040,645       1,977,751       2,247,174
Units issued and transferred
   from other funding options..        306,769         424,740          55,456         82,301          77,017          73,114
Units redeemed and transferred
   to other funding options....    (1,483,629)     (1,794,113)       (153,731)      (202,683)       (302,523)       (342,537)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............      7,555,728       8,732,588         821,988        920,263       1,752,245       1,977,751
                                 =============  ==============  ==============  =============  ==============  ==============


                                      MSF MET/DIMENSIONAL
                                         INTERNATIONAL                   MSF METLIFE                     MSF METLIFE
                                         SMALL COMPANY               ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015           2014            2015          2014 (a)         2015          2014 (a)
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........        177,587         180,142         459,058             --      84,501,252              --
Units issued and transferred
   from other funding options..         41,656          37,294         629,030        635,100       1,437,310      94,433,641
Units redeemed and transferred
   to other funding options....       (29,066)        (39,849)       (370,633)      (176,042)    (10,767,246)     (9,932,389)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............        190,177         177,587         717,455        459,058      75,171,316      84,501,252
                                 =============  ==============  ==============  =============  ==============  ==============

                                          MSF METLIFE                    MSF METLIFE                     MSF METLIFE
                                      ASSET ALLOCATION 60            ASSET ALLOCATION 80             MID CAP STOCK INDEX
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015         2014 (a)          2015          2014 (a)         2015            2014
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........    168,298,033              --     113,396,391             --         215,497         181,460
Units issued and transferred
   from other funding options..      3,842,198     182,952,418       2,699,816    124,542,160          67,320          82,077
Units redeemed and transferred
   to other funding options....   (17,077,218)    (14,654,385)    (13,196,027)   (11,145,769)        (44,106)        (48,040)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............    155,063,013     168,298,033     102,900,180    113,396,391         238,711         215,497
                                 =============  ==============  ==============  =============  ==============  ==============


                                          MSF METLIFE                                                      MSF MFS
                                          STOCK INDEX               MSF MFS TOTAL RETURN                    VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015           2014            2015            2014           2015            2014
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      2,387,218       2,514,826       2,313,121      2,545,086       7,443,156       8,446,113
Units issued and transferred
   from other funding options..        222,657         288,794          66,115        120,434         291,884         276,192
Units redeemed and transferred
   to other funding options....      (406,989)       (416,402)       (306,734)      (352,399)       (992,648)     (1,279,149)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............      2,202,886       2,387,218       2,072,502      2,313,121       6,742,392       7,443,156
                                 =============  ==============  ==============  =============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           MSF MSCI                   MSF NEUBERGER
                                          EAFE INDEX                 BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015           2014            2015          2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        186,586        133,676      2,001,920      2,231,279        206,428        205,392
Units issued and transferred
   from other funding options..         83,280         96,242         74,448        129,787         36,441         78,315
Units redeemed and transferred
   to other funding options....       (76,990)       (43,332)      (289,134)      (359,146)       (52,287)       (77,279)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        192,876        186,586      1,787,234      2,001,920        190,582        206,428
                                 =============  =============  =============  =============  =============  =============


                                       MSF T. ROWE PRICE            MSF T. ROWE PRICE             MSF VAN ECK GLOBAL
                                       LARGE CAP GROWTH             SMALL CAP GROWTH               NATURAL RESOURCES
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,204,113      3,562,045        375,563        429,823        301,045        268,347
Units issued and transferred
   from other funding options..        327,989        367,226         14,696         15,962        154,630         83,497
Units redeemed and transferred
   to other funding options....      (705,279)      (725,158)       (36,206)       (70,222)       (85,693)       (50,799)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,826,823      3,204,113        354,053        375,563        369,982        301,045
                                 =============  =============  =============  =============  =============  =============

                                       MSF WESTERN ASSET              MSF WESTERN ASSET                 MSF WMC
                                          MANAGEMENT                     MANAGEMENT                   CORE EQUITY
                                 STRATEGIC BOND OPPORTUNITIES          U.S. GOVERNMENT               OPPORTUNITIES
                                          SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2015           2014           2015            2014          2015           2014
                                 -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year........        247,927        231,415         363,586        448,156      9,536,001     11,167,683
Units issued and transferred
   from other funding options..         31,610         79,163          49,971         32,190        144,994        317,973
Units redeemed and transferred
   to other funding options....       (37,033)       (62,651)        (67,110)      (116,760)    (1,491,444)    (1,949,655)
                                 -------------  -------------   -------------  -------------  -------------  -------------
Units end of year..............        242,504        247,927         346,447        363,586      8,189,551      9,536,001
                                 =============  =============   =============  =============  =============  =============



                                           PIMCO VIT                    PIMCO VIT                      PUTNAM VT
                                          HIGH YIELD                  LOW DURATION                   EQUITY INCOME
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        311,582        360,577        580,004        616,336        910,786      1,082,521
Units issued and transferred
   from other funding options..         27,012         27,547         65,867         42,091         11,920         23,499
Units redeemed and transferred
   to other funding options....       (62,103)       (76,542)       (77,454)       (78,423)      (137,735)      (195,234)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        276,491        311,582        568,417        580,004        784,971        910,786
                                 =============  =============  =============  =============  =============  =============

                                           PUTNAM VT                        RUSSELL                         RUSSELL
                                       MULTI-CAP GROWTH                AGGRESSIVE EQUITY                   CORE BOND
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2015            2014            2015            2014            2015            2014
                                 --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........          98,391         127,086          74,169          78,396         326,880        360,963
Units issued and transferred
   from other funding options..           4,349           5,033           2,253           2,304           7,675          2,474
Units redeemed and transferred
   to other funding options....        (11,446)        (33,728)        (12,564)         (6,531)        (34,791)       (36,557)
                                 --------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............          91,294          98,391          63,858          74,169         299,764        326,880
                                 ==============  ==============  ==============  ==============  ==============  =============


                                             RUSSELL                         RUSSELL                         RUSSELL
                                  GLOBAL REAL ESTATE SECURITIES        MULTI-STYLE EQUITY                   NON-U.S.
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  ------------------------------  -----------------------------
                                      2015            2014             2015            2014            2015            2014
                                 --------------  --------------   --------------  --------------  --------------  -------------

Units beginning of year........          27,947          30,369          430,624         468,451         183,050        196,111
Units issued and transferred
   from other funding options..             187             750           14,671           2,158           5,777          2,999
Units redeemed and transferred
   to other funding options....         (4,074)         (3,172)         (85,044)        (39,985)        (26,603)       (16,060)
                                 --------------  --------------   --------------  --------------  --------------  -------------
Units end of year..............          24,060          27,947          360,251         430,624         162,224        183,050
                                 ==============  ==============   ==============  ==============  ==============  =============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2015:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2015     2,439,297     36.93 - 45.77     108,934,361
     Growth Sub-Account          2014     2,751,181     35.19 - 43.13     115,995,281
                                 2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886
                                 2011     3,568,963     23.00 - 27.23      95,488,976

  American Funds Global Small    2015       661,511     33.31 - 40.82      26,320,768
     Capitalization Sub-Account  2014       715,805     33.86 - 41.02      28,663,774
                                 2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567
                                 2011       874,335     23.15 - 27.10      23,246,445

  American Funds Growth          2015       452,298   212.42 - 306.61     132,364,951
     Sub-Account                 2014       514,976   202.60 - 289.09     142,491,652
                                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083
                                 2011       675,749   128.88 - 177.66     115,994,216

  Deutsche II Government &       2015        20,500     16.80 - 17.82         363,287
     Agency Securities           2014        22,588     17.11 - 18.08         406,056
     Sub-Account                 2013        27,802     16.55 - 17.41         482,012
                                 2012        38,203     17.38 - 18.21         693,006
                                 2011        44,817     17.19 - 17.95         801,100

  Fidelity VIP Equity-Income     2015       237,912     17.72 - 79.17       5,093,334
     Sub-Account                 2014       281,896     18.84 - 83.76       6,294,477
                                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102
                                 2011       302,862     12.25 - 53.66       4,481,906

  Fidelity VIP Growth            2015         7,249     17.11 - 17.20         124,010
     Opportunities Sub-Account   2014         8,443     16.43 - 16.52         138,688
                                 2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300
                                 2011         9,765       9.26 - 9.31          90,395

  FTVIPT Templeton Foreign VIP   2015     1,344,591     13.03 - 33.74      20,859,605
     Sub-Account                 2014     1,411,437     14.19 - 36.56      23,774,489
                                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934
                                 2011     1,900,147     11.59 - 29.42      26,237,200

  Invesco V.I. International     2015       248,546     14.20 - 30.45       5,437,676
     Growth Sub-Account          2014       263,969     14.66 - 31.68       5,988,396
                                 2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165
                                 2011       353,287     10.90 - 24.06       6,118,917

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2015      0.98          0.75 - 1.90          4.92 - 6.14
     Growth Sub-Account          2014      1.15          0.75 - 1.90          0.39 - 1.55
                                 2013      1.23          0.75 - 1.90        26.75 - 28.21
                                 2012      0.89          0.75 - 1.90        20.24 - 21.64
                                 2011      1.41          0.75 - 1.90     (10.60) - (9.56)

  American Funds Global Small    2015        --          0.75 - 1.90      (1.62) - (0.48)
     Capitalization Sub-Account  2014      0.12          0.75 - 1.90          0.20 - 1.36
                                 2013      0.87          0.75 - 1.90        25.87 - 27.32
                                 2012      1.34          0.75 - 1.90        15.94 - 17.29
                                 2011      1.32          0.75 - 1.90    (20.66) - (19.75)

  American Funds Growth          2015      0.58          0.75 - 1.90          4.85 - 6.06
     Sub-Account                 2014      0.78          0.75 - 1.90          6.47 - 7.70
                                 2013      0.92          0.75 - 1.90        27.65 - 29.13
                                 2012      0.79          0.75 - 1.90        15.66 - 17.01
                                 2011      0.64          0.75 - 1.90      (6.08) - (4.99)

  Deutsche II Government &       2015      2.88          1.40 - 1.80      (1.81) - (1.41)
     Agency Securities           2014      2.34          1.40 - 1.80          3.42 - 3.83
     Sub-Account                 2013      3.03          1.40 - 1.80      (4.77) - (4.39)
                                 2012      3.93          1.40 - 1.80          1.08 - 1.49
                                 2011      4.42          1.40 - 1.80          5.55 - 5.97

  Fidelity VIP Equity-Income     2015      2.77          1.30 - 1.90      (6.04) - (5.30)
     Sub-Account                 2014      2.71          1.30 - 1.90          6.44 - 7.21
                                 2013      2.29          1.30 - 1.90        25.42 - 26.37
                                 2012      2.95          1.30 - 1.90        14.84 - 15.67
                                 2011      2.34          1.30 - 1.90      (1.24) - (0.42)

  Fidelity VIP Growth            2015      0.17                 1.40                 4.14
     Opportunities Sub-Account   2014      0.23                 1.40                10.64
                                 2013      0.29                 1.40                35.98
                                 2012      0.41                 1.40                17.94
                                 2011      0.16                 1.40                 0.88

  FTVIPT Templeton Foreign VIP   2015      3.24          0.85 - 1.90      (8.25) - (7.10)
     Sub-Account                 2014      1.91          0.85 - 1.90    (12.81) - (11.64)
                                 2013      2.41          0.85 - 1.90        20.66 - 22.23
                                 2012      3.07          0.85 - 1.90        16.00 - 17.59
                                 2011      1.77          0.85 - 1.90    (12.32) - (11.20)

  Invesco V.I. International     2015      1.35          0.85 - 1.90      (4.45) - (3.17)
     Growth Sub-Account          2014      1.41          0.85 - 1.90      (1.79) - (0.52)
                                 2013      1.09          0.85 - 1.90        16.48 - 18.01
                                 2012      1.34          0.85 - 1.90        13.07 - 14.55
                                 2011      1.38          0.85 - 1.90      (8.74) - (7.53)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST AB Global                 2015     2,509,143    11.77 - 12.54      31,148,630
     Dynamic Allocation          2014     2,654,329    11.95 - 12.56      33,083,814
     Sub-Account                 2013     2,343,122    11.37 - 11.79      27,463,161
     (Commenced 1/3/2012)        2012     2,054,165    10.44 - 10.68      21,873,079

  MIST Allianz Global Investors  2015       325,715      1.01 - 1.03         330,206
     Dynamic Multi-Asset Plus    2014       158,597      1.04 - 1.05         165,190
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2015    17,709,534    11.98 - 12.89     223,038,172
     Balanced Allocation         2014    19,698,968    12.34 - 13.15     253,918,639
     Sub-Account                 2013    20,252,050    11.90 - 12.56     250,188,184
                                 2012    22,206,090    10.27 - 10.74     235,164,571
                                 2011    23,015,262      9.25 - 9.58     218,152,622

  MIST American Funds Growth     2015    19,442,122    11.92 - 12.92     245,750,884
     Allocation Sub-Account      2014    20,467,140    12.29 - 13.19     264,823,495
                                 2013    20,846,163    11.83 - 12.56     257,567,705
                                 2012    22,492,160     9.68 - 10.17     225,771,481
                                 2011    23,752,669      8.53 - 8.87     208,535,138

  MIST American Funds Growth     2015     2,207,865    13.36 - 14.48      31,283,615
     Sub-Account                 2014     2,298,588    12.84 - 13.78      31,030,886
                                 2013     2,337,771    12.15 - 12.90      29,652,918
                                 2012     2,590,163     9.59 - 10.07      25,736,857
                                 2011     2,895,296      8.39 - 8.69      24,917,298

  MIST American Funds            2015     8,704,425    11.80 - 12.64     107,696,619
     Moderate Allocation         2014     9,534,377    12.15 - 12.90     120,682,614
     Sub-Account                 2013     9,940,708    11.71 - 12.32     120,520,419
                                 2012    11,686,297    10.54 - 11.00     126,809,368
                                 2011    13,006,670     9.72 - 10.05     129,356,533

  MIST AQR Global Risk           2015     1,002,811     9.70 - 10.38      10,103,496
     Balanced Sub-Account        2014     1,180,403    10.96 - 11.57      13,331,418
     (Commenced 1/3/2012)        2013     1,320,863    10.78 - 11.21      14,540,600
                                 2012     1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2015     5,126,239    11.10 - 11.88      59,888,787
     Tactical Strategies         2014     5,433,425    11.36 - 11.98      64,277,237
     Sub-Account                 2013     5,138,582    10.96 - 11.40      58,089,937
     (Commenced 1/3/2012)        2012     4,283,793    10.18 - 10.41      44,438,080

  MIST BlackRock High Yield      2015       577,469    21.44 - 28.38      14,342,425
     Sub-Account                 2014       609,988    22.84 - 29.80      16,004,507
                                 2013       669,873    22.60 - 29.06      17,263,570
                                 2012       677,325    21.13 - 26.78      16,244,048
                                 2011       600,616    18.54 - 23.15      12,434,639

  MIST Clarion Global Real       2015     1,794,608    16.56 - 27.35      33,355,379
     Estate Sub-Account          2014     2,046,417    17.18 - 28.08      39,064,246
                                 2013     2,239,020    15.36 - 25.05      38,352,561
                                 2012     2,350,735    15.19 - 24.49      39,516,123
                                 2011     2,528,243    12.34 - 19.66      34,277,327

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST AB Global                 2015      3.29         0.75 - 2.10       (1.51) - (0.17)
     Dynamic Allocation          2014      1.82         0.75 - 2.10           5.12 - 6.55
     Sub-Account                 2013      1.26         0.75 - 2.10          8.84 - 10.32
     (Commenced 1/3/2012)        2012      0.06         0.75 - 2.10           2.93 - 9.26

  MIST Allianz Global Investors  2015      1.57         0.75 - 1.75       (2.70) - (1.72)
     Dynamic Multi-Asset Plus    2014      0.71         0.75 - 1.90           4.02 - 4.83
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2015      1.41         1.30 - 2.25       (2.91) - (1.99)
     Balanced Allocation         2014      1.27         1.30 - 2.25           3.69 - 4.68
     Sub-Account                 2013      1.38         1.30 - 2.25         15.90 - 17.00
                                 2012      1.69         1.30 - 2.25         10.99 - 12.06
                                 2011      1.29         1.30 - 2.25       (4.29) - (3.40)

  MIST American Funds Growth     2015      1.31         1.30 - 2.35       (3.06) - (2.04)
     Allocation Sub-Account      2014      1.02         1.30 - 2.35           3.92 - 5.01
                                 2013      1.03         1.30 - 2.35         22.20 - 23.49
                                 2012      1.21         1.30 - 2.35         13.45 - 14.65
                                 2011      1.11         1.30 - 2.35       (6.95) - (5.96)

  MIST American Funds Growth     2015      0.85         1.30 - 2.35           4.02 - 5.12
     Sub-Account                 2014      0.55         1.30 - 2.35           5.67 - 6.79
                                 2013      0.44         1.30 - 2.35         26.77 - 28.11
                                 2012      0.32         1.30 - 2.35         14.67 - 15.89
                                 2011      0.36         1.30 - 2.25       (6.71) - (5.83)

  MIST American Funds            2015      1.48         1.30 - 2.20       (2.89) - (2.01)
     Moderate Allocation         2014      1.45         1.30 - 2.20           3.79 - 4.72
     Sub-Account                 2013      1.67         1.30 - 2.20         11.05 - 12.05
                                 2012      2.05         1.30 - 2.20           8.42 - 9.40
                                 2011      1.58         1.30 - 2.20       (1.99) - (1.10)

  MIST AQR Global Risk           2015      5.65         0.75 - 2.20     (11.54) - (10.25)
     Balanced Sub-Account        2014        --         0.75 - 2.20           1.73 - 3.22
     (Commenced 1/3/2012)        2013      2.19         0.75 - 2.20       (5.49) - (4.11)
                                 2012      0.01         0.75 - 2.20           3.10 - 9.73

  MIST BlackRock Global          2015      1.55         0.75 - 2.20       (2.28) - (0.85)
     Tactical Strategies         2014      1.09         0.75 - 2.20           3.61 - 5.12
     Sub-Account                 2013      1.30         0.75 - 2.20           7.91 - 9.48
     (Commenced 1/3/2012)        2012        --         0.75 - 2.10           2.75 - 8.32

  MIST BlackRock High Yield      2015      7.94         0.75 - 2.20       (6.14) - (4.76)
     Sub-Account                 2014      5.93         0.75 - 2.20           1.05 - 2.52
                                 2013      6.41         0.75 - 2.20           6.95 - 8.52
                                 2012      6.62         0.75 - 2.20         13.99 - 15.67
                                 2011      6.61         0.75 - 2.20           0.12 - 1.58

  MIST Clarion Global Real       2015      3.85         0.75 - 2.25       (3.60) - (2.14)
     Estate Sub-Account          2014      1.61         0.75 - 2.25         10.75 - 12.42
                                 2013      6.92         0.75 - 2.35           1.14 - 2.77
                                 2012      2.07         0.75 - 2.35         23.05 - 25.04
                                 2011      3.90         0.75 - 2.35       (7.78) - (6.29)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2015     6,631,372    11.98 - 20.25      94,887,012
     Growth Sub-Account         2014     7,869,613    12.66 - 21.35     118,710,076
                                2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416

  MIST Goldman Sachs Mid Cap    2015       722,802    19.57 - 22.12      15,223,734
     Value Sub-Account          2014       808,735    22.05 - 24.66      19,070,600
                                2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354

  MIST Harris Oakmark           2015     2,612,481    21.44 - 24.51      60,470,847
     International Sub-Account  2014     2,546,821    22.97 - 26.00      63,128,946
                                2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488

  MIST Invesco Balanced-Risk    2015    14,933,512      1.01 - 1.06      15,481,955
     Allocation Sub-Account     2014    16,687,571      1.07 - 1.12      18,299,573
     (Commenced 4/30/2012)      2013    18,674,457      1.04 - 1.06      19,667,126
                                2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2015     6,794,241    14.08 - 16.71     109,742,916
     Sub-Account                2014     7,316,140    15.33 - 17.90     126,997,201
                                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309

  MIST Invesco Mid Cap Value    2015     4,441,107    29.63 - 38.68     159,124,999
     Sub-Account                2014     4,980,428    33.28 - 42.81     198,152,216
                                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964

  MIST Invesco Small Cap        2015     2,013,774    15.09 - 26.11      48,601,568
     Growth Sub-Account         2014     2,146,901    15.52 - 26.91      53,534,493
                                2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193

  MIST JPMorgan Core Bond       2015     1,289,783    10.28 - 11.06      13,976,305
     Sub-Account                2014     1,276,456    10.46 - 11.15      13,974,606
                                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665
                                2011     1,642,766    10.47 - 10.84      17,623,360

  MIST JPMorgan Global Active   2015    11,943,206      1.17 - 1.24      14,519,235
     Allocation Sub-Account     2014    10,177,694      1.19 - 1.23      12,428,836
     (Commenced 4/30/2012)      2013     9,103,629      1.13 - 1.16      10,517,817
                                2012     7,003,217      1.04 - 1.05       7,371,189

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2015      0.23         0.75 - 2.35       (6.27) - (4.75)
     Growth Sub-Account         2014      0.14         0.75 - 2.35         16.13 - 18.00
                                2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12

  MIST Goldman Sachs Mid Cap    2015      0.65         1.30 - 2.35     (11.23) - (10.29)
     Value Sub-Account          2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)

  MIST Harris Oakmark           2015      3.10         1.30 - 2.35       (6.74) - (5.76)
     International Sub-Account  2014      2.40         1.30 - 2.35       (7.98) - (7.01)
                                2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)

  MIST Invesco Balanced-Risk    2015      2.82         0.75 - 2.20       (6.29) - (4.92)
     Allocation Sub-Account     2014        --         0.75 - 2.20           3.28 - 4.79
     (Commenced 4/30/2012)      2013        --         0.75 - 2.20         (0.36) - 1.10
                                2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2015      2.86         0.75 - 2.35       (8.16) - (6.67)
     Sub-Account                2014      0.94         0.75 - 2.35           6.77 - 8.50
                                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)

  MIST Invesco Mid Cap Value    2015      0.50         0.75 - 2.20      (10.96) - (9.53)
     Sub-Account                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)

  MIST Invesco Small Cap        2015      0.01         1.30 - 2.35       (3.99) - (2.79)
     Growth Sub-Account         2014        --         1.30 - 2.35           5.40 - 6.68
                                2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)

  MIST JPMorgan Core Bond       2015      2.32         1.30 - 2.25       (1.75) - (0.81)
     Sub-Account                2014      1.41         1.30 - 2.25           2.75 - 3.73
                                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42

  MIST JPMorgan Global Active   2015      2.72         0.75 - 2.15         (1.25) - 0.14
     Allocation Sub-Account     2014      1.09         0.75 - 2.15           4.70 - 6.18
     (Commenced 4/30/2012)      2013      0.09         0.75 - 2.20          8.57 - 10.16
                                2012      0.64         0.75 - 2.20           3.12 - 4.13

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MIST JPMorgan Small Cap        2015       405,607     17.25 - 19.50       7,786,967
     Value Sub-Account           2014       445,880     18.99 - 21.23       9,322,634
                                 2013       471,677     18.55 - 20.49       9,530,735
                                 2012       515,860     14.22 - 15.53       7,917,855
                                 2011       530,589     12.57 - 13.57       7,126,054

  MIST Loomis Sayles Global      2015       792,857     15.68 - 17.35      13,296,474
     Markets Sub-Account         2014       864,355     15.85 - 17.37      14,577,450
                                 2013       919,133     15.69 - 17.00      15,197,549
                                 2012     1,042,691     13.71 - 14.71      14,977,462
                                 2011       962,736     12.01 - 12.74      12,022,681

  MIST Lord Abbett Bond          2015     6,222,214     23.21 - 32.11     181,957,521
     Debenture Sub-Account       2014     7,097,487     23.85 - 33.07     214,938,971
                                 2013     8,075,015     22.88 - 31.79     236,290,033
                                 2012     9,203,760     19.43 - 29.66     252,466,645
                                 2011    10,339,658     19.01 - 26.46     254,363,555

  MIST Met/Eaton Vance           2015       325,945     10.26 - 10.89       3,469,835
     Floating Rate Sub-Account   2014       375,721     10.59 - 11.12       4,103,881
                                 2013       442,672     10.76 - 11.18       4,880,212
                                 2012       317,752     10.61 - 10.91       3,433,894
                                 2011       213,777     10.15 - 10.30       2,191,750

  MIST Met/Franklin Low          2015     3,199,892      9.43 - 10.10      31,741,708
     Duration Total Return       2014     3,042,569      9.70 - 10.24      30,718,840
     Sub-Account                 2013     2,753,599      9.82 - 10.21      27,817,040
     (Commenced 5/2/2011)        2012     1,766,562      9.92 - 10.16      17,845,860
                                 2011     1,106,536       9.72 - 9.81      10,825,502

  MIST Met/Templeton             2015       363,028     12.36 - 13.25       4,753,496
     International Bond          2014       375,394     13.13 - 13.93       5,173,631
     Sub-Account                 2013       406,707     13.21 - 13.88       5,578,711
                                 2012       400,203     13.32 - 13.84       5,481,320
                                 2011       352,964     11.86 - 12.20       4,276,366

  MIST MetLife Asset             2015    10,516,473     13.38 - 17.07     164,241,529
     Allocation 100 Sub-Account  2014    11,741,945     13.85 - 17.55     190,098,691
                                 2013    13,877,565     13.36 - 16.82     217,076,586
                                 2012    14,537,359     10.46 - 13.09     178,338,412
                                 2011    15,775,326      9.09 - 11.30     168,280,842

  MIST MetLife Balanced Plus     2015     9,868,677     11.54 - 12.44     121,397,195
     Sub-Account                 2014    10,108,081     12.39 - 13.07     130,987,679
     (Commenced 1/3/2012)        2013     9,766,619     11.55 - 12.01     116,669,137
                                 2012     7,650,490     10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index       2015     3,142,871      1.16 - 12.10       5,960,197
     Targeted Risk Sub-Account   2014       632,711      1.20 - 12.34       1,705,989
     (Commenced 11/12/2012 and   2013       323,641      1.12 - 11.22         377,861
     began transactions in 2013)



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Small Cap        2015      1.13          0.75 - 1.90      (9.18) - (8.12)
     Value Sub-Account           2014      0.88          0.75 - 1.90          2.41 - 3.59
                                 2013      0.49          0.75 - 1.90        30.40 - 31.91
                                 2012      0.64          0.75 - 1.90        13.18 - 14.49
                                 2011      1.47          0.75 - 1.90    (12.05) - (11.03)

  MIST Loomis Sayles Global      2015      1.57          1.30 - 2.35      (1.12) - (0.08)
     Markets Sub-Account         2014      2.02          1.30 - 2.35          1.06 - 2.13
                                 2013      2.37          1.30 - 2.35        14.41 - 15.62
                                 2012      2.34          1.30 - 2.35        14.20 - 15.41
                                 2011      2.49          1.30 - 2.35      (3.77) - (2.75)

  MIST Lord Abbett Bond          2015      5.49          0.75 - 2.35      (4.45) - (2.71)
     Debenture Sub-Account       2014      5.69          0.75 - 2.35          2.39 - 4.23
                                 2013      6.79          0.75 - 2.35          5.47 - 7.25
                                 2012      7.24          0.75 - 2.35        10.31 - 12.23
                                 2011      6.07          0.75 - 2.35          2.04 - 3.94

  MIST Met/Eaton Vance           2015      3.55          1.30 - 2.35      (3.14) - (2.12)
     Floating Rate Sub-Account   2014      3.36          1.30 - 2.35      (1.60) - (0.57)
                                 2013      3.46          1.30 - 2.35          1.42 - 2.50
                                 2012      3.04          1.30 - 2.35          4.83 - 5.94
                                 2011      2.21          1.30 - 2.20        (0.16) - 0.69

  MIST Met/Franklin Low          2015      3.03          0.75 - 2.20      (2.79) - (1.36)
     Duration Total Return       2014      2.11          0.75 - 2.20        (1.14) - 0.30
     Sub-Account                 2013      1.37          0.75 - 2.20        (1.04) - 0.40
     (Commenced 5/2/2011)        2012      1.86          0.75 - 2.20          2.11 - 3.61
                                 2011        --          0.75 - 2.05      (2.63) - (1.79)

  MIST Met/Templeton             2015      8.12          0.75 - 1.80      (5.87) - (4.88)
     International Bond          2014      4.55          0.75 - 1.80        (0.66) - 0.38
     Sub-Account                 2013      1.99          0.75 - 1.80        (0.77) - 0.28
                                 2012      9.65          0.75 - 1.80        12.24 - 13.43
                                 2011      6.06          0.75 - 1.80      (2.10) - (1.07)

  MIST MetLife Asset             2015      1.30          0.75 - 2.35      (4.28) - (2.74)
     Allocation 100 Sub-Account  2014      0.73          0.75 - 2.35          2.65 - 4.30
                                 2013      0.76          0.75 - 2.35        26.50 - 28.54
                                 2012      0.64          0.75 - 2.35        14.02 - 15.87
                                 2011      1.12          0.75 - 2.35      (7.96) - (6.47)

  MIST MetLife Balanced Plus     2015      2.11          0.75 - 2.35      (6.32) - (4.80)
     Sub-Account                 2014      1.75          0.75 - 2.20          7.26 - 8.83
     (Commenced 1/3/2012)        2013      1.17          0.75 - 2.20        11.87 - 13.51
                                 2012        --          0.75 - 2.20         4.08 - 12.26

  MIST MetLife Multi-Index       2015      1.20          0.75 - 2.10      (3.26) - (1.95)
     Targeted Risk Sub-Account   2014        --          0.75 - 2.10          6.99 - 8.44
     (Commenced 11/12/2012 and   2013      0.40          0.75 - 1.95         4.18 - 12.10
     began transactions in 2013)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Small Cap         2015     1,932,375    20.08 - 25.72      42,344,849
     Value Sub-Account           2014     2,229,469    21.73 - 27.52      52,562,409
                                 2013     2,514,889    21.87 - 27.37      59,255,307
                                 2012     2,744,669    16.91 - 20.89      49,647,860
                                 2011     3,218,372    14.67 - 17.92      50,131,398

  MIST MFS Emerging Markets      2015     4,322,870     7.91 - 15.64      38,672,360
     Equity Sub-Account          2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457
                                 2011     5,082,239     9.55 - 18.02      52,679,213

  MIST MFS Research              2015     6,494,721    13.59 - 23.75     106,874,590
     International Sub-Account   2014     7,049,593    14.15 - 24.32     119,840,057
                                 2013     7,613,604    15.55 - 26.30     141,100,546
                                 2012     8,474,288    13.34 - 22.18     133,415,326
                                 2011     9,028,217    11.69 - 19.12     123,865,118

  MIST Morgan Stanley Mid Cap    2015     3,072,912    16.30 - 19.77      56,830,754
     Growth Sub-Account          2014     3,399,968    17.49 - 20.95      66,846,250
                                 2013     3,870,199    17.65 - 20.86      76,130,580
                                 2012     4,428,112    12.94 - 15.10      63,342,932
                                 2011     4,659,921    12.07 - 13.90      61,573,810

  MIST Oppenheimer Global        2015     2,485,407     1.21 - 29.49      44,037,305
     Equity Sub-Account          2014     2,653,328     1.18 - 28.59      47,270,650
                                 2013     2,701,413     1.16 - 28.20      51,152,278
                                 2012     1,019,300    18.63 - 22.35      21,942,397
                                 2011     1,147,037    15.67 - 18.58      20,591,996

  MIST PanAgora Global           2015        83,104      0.96 - 0.98          79,969
     Diversified Risk            2014        88,081      1.03 - 1.04          91,098
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2015     5,839,782    12.49 - 15.30      83,573,880
     Protected Bond Sub-Account  2014     6,336,733    13.20 - 15.91      94,603,086
                                 2013     7,016,914    13.13 - 15.58     102,943,846
                                 2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208

  MIST PIMCO Total Return        2015    22,440,680    15.57 - 19.84     408,353,492
     Sub-Account                 2014    24,952,895    15.92 - 19.95     459,097,636
                                 2013    28,505,547    15.63 - 19.26     508,804,270
                                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340

  MIST Pioneer Fund              2015     3,435,048    15.69 - 31.76      81,453,788
     Sub-Account                 2014     3,916,919    15.90 - 31.98      93,861,327
                                 2013     4,579,355    14.50 - 28.98      99,844,002
                                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2015      0.10         1.30 - 2.35       (7.61) - (6.43)
     Value Sub-Account           2014      0.05         1.30 - 2.35         (0.65) - 0.55
                                 2013      0.96         1.30 - 2.35         29.37 - 30.97
                                 2012        --         1.30 - 2.35         15.23 - 16.62
                                 2011      1.12         1.30 - 2.35      (11.09) - (9.96)

  MIST MFS Emerging Markets      2015      1.84         0.75 - 2.35     (15.82) - (14.46)
     Equity Sub-Account          2014      0.85         0.75 - 2.35       (8.69) - (7.22)
                                 2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00
                                 2011      1.48         0.75 - 2.35     (20.59) - (19.31)

  MIST MFS Research              2015      2.77         0.75 - 2.25       (3.96) - (2.33)
     International Sub-Account   2014      2.28         0.75 - 2.25       (9.02) - (7.52)
                                 2013      2.60         0.75 - 2.35         16.49 - 18.57
                                 2012      1.96         0.75 - 2.35         13.98 - 15.98
                                 2011      1.94         0.75 - 2.35     (12.79) - (11.19)

  MIST Morgan Stanley Mid Cap    2015        --         0.75 - 1.90       (6.81) - (5.59)
     Growth Sub-Account          2014      0.01         0.75 - 1.90         (0.89) - 0.43
                                 2013      0.65         0.75 - 1.90         36.41 - 38.12
                                 2012        --         0.75 - 1.90           7.21 - 8.62
                                 2011      0.61         0.75 - 1.90       (8.67) - (7.45)

  MIST Oppenheimer Global        2015      0.94         0.75 - 1.90           1.98 - 3.29
     Equity Sub-Account          2014      0.83         0.75 - 1.90           0.22 - 1.54
                                 2013      1.02         0.75 - 1.90         15.71 - 26.16
                                 2012      1.40         0.75 - 1.90         18.88 - 20.27
                                 2011      1.75         0.75 - 1.90      (10.12) - (9.09)

  MIST PanAgora Global           2015      0.51         0.75 - 1.70       (7.07) - (6.18)
     Diversified Risk            2014      0.42         0.75 - 1.70           3.37 - 4.04
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2015      4.93         0.75 - 2.35       (5.36) - (3.83)
     Protected Bond Sub-Account  2014      1.54         0.75 - 2.35           0.50 - 2.12
                                 2013      2.16         0.75 - 2.35      (11.38) - (9.95)
                                 2012      3.02         0.75 - 2.35           6.58 - 8.31
                                 2011      1.61         0.75 - 2.35          8.56 - 10.31

  MIST PIMCO Total Return        2015      5.31         0.75 - 2.35       (2.32) - (0.57)
     Sub-Account                 2014      2.36         0.75 - 2.35           1.77 - 3.61
                                 2013      4.27         0.75 - 2.35       (4.19) - (2.55)
                                 2012      3.17         0.75 - 2.35           6.72 - 8.63
                                 2011      2.67         0.75 - 2.35           0.78 - 2.55

  MIST Pioneer Fund              2015      1.23         0.75 - 2.20       (2.42) - (0.68)
     Sub-Account                 2014      1.67         0.75 - 2.20          8.52 - 10.33
                                 2013      3.25         0.75 - 2.20         29.83 - 32.08
                                 2012      1.52         0.75 - 1.95           8.23 - 9.76
                                 2011      1.23         0.75 - 1.95       (6.70) - (5.26)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  -------------
  MIST Pioneer Strategic        2015       754,704     13.13 - 32.91     16,389,448
     Income Sub-Account         2014       801,592     13.62 - 33.59     18,060,018
                                2013       754,973     13.33 - 32.36     16,641,496
                                2012       624,096     13.43 - 32.11     14,636,515
                                2011       610,107     12.32 - 28.98     12,748,172

  MIST Pyramis Government       2015       467,757     10.42 - 11.15      5,156,568
     Income Sub-Account         2014       451,201     10.71 - 11.19      5,010,596
     (Commenced 1/3/2012)       2013       438,370     10.11 - 10.48      4,570,971
                                2012       544,311     10.81 - 11.06      5,996,997

  MIST Pyramis Managed Risk     2015       693,897     10.98 - 11.42      7,766,896
     Sub-Account                2014       515,673     11.36 - 11.65      5,915,908
     (Commenced 4/29/2013)      2013       331,304     10.69 - 10.80      3,558,035

  MIST Schroders Global         2015     6,949,271       1.17 - 1.23      8,392,160
     Multi-Asset Sub-Account    2014     7,987,625       1.21 - 1.25      9,869,799
     (Commenced 4/30/2012)      2013     8,352,078       1.14 - 1.17      9,704,669
                                2012     5,045,943       1.06 - 1.07      5,397,219

  MIST SSGA Growth and Income   2015     9,555,148     13.41 - 15.56    142,277,778
     ETF Sub-Account            2014    10,537,079     13.98 - 15.99    161,695,055
                                2013    11,486,433     13.50 - 15.22    168,487,815
                                2012    12,363,629     12.22 - 13.58    162,452,437
                                2011    12,724,330     11.07 - 12.13    149,799,689

  MIST SSGA Growth ETF          2015     3,298,669     13.24 - 15.36     47,115,565
     Sub-Account                2014     3,836,551     13.85 - 15.84     56,855,881
                                2013     4,117,987     13.44 - 15.14     58,808,947
                                2012     4,134,490     11.63 - 12.92     50,750,185
                                2011     4,414,150     10.44 - 11.32     47,811,625

  MIST T. Rowe Price Large Cap  2015     6,924,886     23.89 - 90.32    535,758,843
     Value Sub-Account          2014     7,848,070     24.91 - 94.21    637,621,963
                                2013     9,112,590     22.13 - 83.67    661,694,916
                                2012    10,675,620     16.64 - 62.93    586,755,456
                                2011    12,522,601     14.19 - 53.66    590,684,856

  MIST T. Rowe Price Mid Cap    2015     4,314,401     15.88 - 19.35     75,659,023
     Growth Sub-Account         2014     4,901,860     15.22 - 18.30     81,905,190
                                2013     5,748,937     13.81 - 16.36     86,470,627
                                2012     6,292,266     10.34 - 12.08     70,400,134
                                2011     6,972,220      9.30 - 10.72     69,666,727

  MIST WMC Large Cap Research   2015       440,038     14.45 - 17.73      7,612,595
     Sub-Account                2014       469,413     14.11 - 17.11      7,846,047
                                2013       529,861     12.68 - 15.20      7,879,461
                                2012       593,073      9.63 - 11.41      6,609,137
                                2011       526,928      8.66 - 10.15      5,254,597

  MSF Baillie Gifford           2015     1,337,151      8.59 - 15.30     15,812,446
     International Stock        2014     1,494,334      8.99 - 15.78     18,395,360
     Sub-Account                2013     1,512,891      9.52 - 16.46     19,482,882
                                2012       407,507      8.38 - 14.42      5,455,286
                                2011       430,001      7.11 - 12.18      4,882,027

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Pioneer Strategic        2015       5.01        0.75 - 2.20       (3.60) - (2.03)
     Income Sub-Account         2014       4.87        0.75 - 2.20           2.17 - 3.80
                                2013       4.55        0.75 - 2.20         (0.80) - 0.79
                                2012       4.74        0.75 - 2.20          9.02 - 10.79
                                2011       4.46        0.75 - 2.20           1.22 - 2.86

  MIST Pyramis Government       2015       2.21        0.75 - 2.20       (1.76) - (0.32)
     Income Sub-Account         2014       2.52        0.75 - 1.95           5.48 - 6.75
     (Commenced 1/3/2012)       2013       1.54        0.75 - 2.10       (6.50) - (5.23)
                                2012       0.01        0.75 - 2.10           1.07 - 2.37

  MIST Pyramis Managed Risk     2015       0.75        0.75 - 2.20       (3.40) - (1.99)
     Sub-Account                2014         --        0.75 - 2.20           6.28 - 7.83
     (Commenced 4/29/2013)      2013       1.43        0.75 - 2.20           4.69 - 5.72

  MIST Schroders Global         2015       1.03        0.75 - 2.20       (3.04) - (1.62)
     Multi-Asset Sub-Account    2014       1.29        0.75 - 2.20           5.39 - 6.93
     (Commenced 4/30/2012)      2013       0.01        0.75 - 2.20           7.72 - 9.29
                                2012       1.42        0.75 - 2.00           5.25 - 6.14

  MIST SSGA Growth and Income   2015       2.30        0.75 - 2.20       (4.10) - (2.70)
     ETF Sub-Account            2014       2.26        0.75 - 2.20           3.51 - 5.02
                                2013       2.51        0.75 - 2.20         10.47 - 12.09
                                2012       2.36        0.75 - 2.20         10.38 - 12.00
                                2011       1.68        0.75 - 2.20         (1.13) - 0.31

  MIST SSGA Growth ETF          2015       2.01        0.75 - 2.20       (4.44) - (3.04)
     Sub-Account                2014       1.88        0.75 - 2.20           3.09 - 4.59
                                2013       2.05        0.75 - 2.20         15.50 - 17.19
                                2012       1.95        0.75 - 2.20         12.52 - 14.17
                                2011       1.58        0.75 - 2.05       (4.12) - (2.86)

  MIST T. Rowe Price Large Cap  2015       1.59        0.75 - 2.35       (5.83) - (4.13)
     Value Sub-Account          2014       1.42        0.75 - 2.35         10.65 - 12.60
                                2013       1.63        0.75 - 2.35         30.67 - 32.96
                                2012       1.56        0.75 - 2.35         15.22 - 17.27
                                2011       0.75        0.75 - 2.35       (6.24) - (4.58)

  MIST T. Rowe Price Mid Cap    2015         --        0.85 - 2.35           4.20 - 5.77
     Growth Sub-Account         2014         --        0.85 - 2.35         10.16 - 11.82
                                2013       0.23        0.85 - 2.35         33.41 - 35.42
                                2012         --        0.85 - 2.35         11.03 - 12.72
                                2011         --        0.85 - 2.35       (3.93) - (2.48)

  MIST WMC Large Cap Research   2015       0.73        0.75 - 1.90           2.45 - 3.63
     Sub-Account                2014       0.72        0.75 - 1.90         11.28 - 12.57
                                2013       1.19        0.75 - 1.90         31.65 - 33.17
                                2012       0.95        0.75 - 1.90         11.18 - 12.47
                                2011       0.81        0.75 - 1.90       (1.71) - (0.58)

  MSF Baillie Gifford           2015       1.45        0.85 - 2.35       (4.44) - (3.00)
     International Stock        2014       1.24        0.85 - 2.35       (5.59) - (4.16)
     Sub-Account                2013       0.52        0.85 - 2.35          9.60 - 14.16
                                2012       1.11        0.85 - 1.90         17.11 - 18.35
                                2011       1.58        0.85 - 1.90     (21.63) - (20.81)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Barclays Aggregate Bond     2015       333,816     1.77 - 18.47       5,532,608
     Index Sub-Account            2014       288,515     1.79 - 18.62       4,852,862
                                  2013       216,740     1.71 - 17.79       3,330,462
                                  2012       192,855    14.98 - 17.02       3,109,297
                                  2011       175,717    14.79 - 16.65       2,752,709

  MSF BlackRock Bond Income       2015     1,351,726    50.73 - 73.61      93,001,734
     Sub-Account                  2014     1,410,212    51.53 - 73.91      97,653,432
                                  2013     1,437,795    49.17 - 69.72      93,928,276
                                  2012     1,413,863    50.63 - 70.96      93,742,723
                                  2011     1,437,066    48.10 - 66.65      89,516,238

  MSF BlackRock Capital           2015     1,769,864     2.02 - 56.92      10,853,029
     Appreciation Sub-Account     2014     1,975,533     1.93 - 53.96      10,873,841
                                  2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170
                                  2011     3,186,827     1.20 - 33.02       9,935,283

  MSF BlackRock Money Market      2015     7,501,150     8.73 - 10.87      72,197,981
     Sub-Account                  2014     8,144,077     8.92 - 10.95      79,776,703
                                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869
                                  2011    12,722,462     9.55 - 11.20     130,635,278

  MSF Frontier Mid Cap Growth     2015       451,098    17.73 - 20.04       8,635,312
     Sub-Account                  2014       512,550    17.69 - 19.79       9,719,764
     (Commenced 4/29/2013)        2013       595,060    16.33 - 18.08      10,360,655

  MSF Jennison Growth             2015     7,555,728     9.18 - 26.79     129,659,658
     Sub-Account                  2014     8,732,588     8.41 - 24.45     137,871,330
                                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424

  MSF Loomis Sayles Small Cap     2015       821,988    16.06 - 19.02      14,739,169
     Growth Sub-Account           2014       920,263    16.14 - 18.89      16,437,900
                                  2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191

  MSF Met/Artisan Mid Cap         2015     1,752,245    17.04 - 19.51      32,306,647
     Value Sub-Account            2014     1,977,751    19.30 - 21.88      41,046,463
                                  2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096

  MSF Met/Dimensional             2015       190,177    18.87 - 20.94       3,794,658
     International Small Company  2014       177,587    18.24 - 19.95       3,407,349
     Sub-Account                  2013       180,142    19.99 - 21.54       3,758,039
                                  2012       132,829    16.05 - 17.01       2,209,316
                                  2011       165,015    13.88 - 14.54       2,355,244

  MSF MetLife Asset               2015       717,455    12.86 - 15.02       9,970,866
     Allocation 20 Sub-Account    2014       459,058    13.22 - 15.22       6,509,122
     (Commenced 4/28/2014)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Barclays Aggregate Bond     2015      2.75         0.75 - 2.20       (2.23) - (0.80)
     Index Sub-Account            2014      2.64         0.75 - 2.20           3.17 - 4.67
                                  2013      3.04         0.75 - 2.20       (4.69) - (3.74)
                                  2012      3.51         1.30 - 2.20           1.32 - 2.24
                                  2011      3.07         1.30 - 2.20           4.83 - 5.77

  MSF BlackRock Bond Income       2015      3.68         0.75 - 1.90       (1.55) - (0.41)
     Sub-Account                  2014      3.26         0.75 - 1.90           4.80 - 6.01
                                  2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                  2012      2.52         0.75 - 1.90           5.25 - 6.48
                                  2011      3.71         0.75 - 1.90           4.31 - 5.51

  MSF BlackRock Capital           2015        --         0.75 - 1.90           4.28 - 5.48
     Appreciation Sub-Account     2014      0.06         0.75 - 1.90           6.85 - 8.08
                                  2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51
                                  2011      0.19         0.75 - 1.80      (10.57) - (9.63)

  MSF BlackRock Money Market      2015        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account                  2014        --         0.75 - 2.35       (2.32) - (0.75)
                                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)
                                  2011        --         0.75 - 2.35       (2.32) - (0.74)

  MSF Frontier Mid Cap Growth     2015        --         1.30 - 2.35           0.22 - 1.28
     Sub-Account                  2014        --         1.30 - 2.35           8.30 - 9.44
     (Commenced 4/29/2013)        2013        --         1.30 - 2.35         19.21 - 20.07

  MSF Jennison Growth             2015      0.03         0.75 - 2.35           7.97 - 9.71
     Sub-Account                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)

  MSF Loomis Sayles Small Cap     2015        --         0.75 - 1.90         (0.48) - 0.67
     Growth Sub-Account           2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98

  MSF Met/Artisan Mid Cap         2015      0.92         1.30 - 2.35     (11.76) - (10.83)
     Value Sub-Account            2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11

  MSF Met/Dimensional             2015      1.66         0.75 - 2.20           3.45 - 4.96
     International Small Company  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
     Sub-Account                  2013      1.43         0.75 - 2.20         24.83 - 26.65
                                  2012      2.31         0.75 - 2.15         15.38 - 17.02
                                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)

  MSF MetLife Asset               2015      2.27         0.75 - 2.20       (2.75) - (1.33)
     Allocation 20 Sub-Account    2014        --         0.75 - 2.20           1.43 - 2.43
     (Commenced 4/28/2014)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2015    75,171,316    12.97 - 15.51   1,102,776,836
     Allocation 40 Sub-Account  2014    84,501,252    13.43 - 15.80   1,268,860,895
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015   155,063,013    13.29 - 16.61   2,423,700,431
     Allocation 60 Sub-Account  2014   168,298,033    13.65 - 16.95   2,696,470,979
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015   102,900,180    13.38 - 17.15   1,583,646,939
     Allocation 80 Sub-Account  2014   113,396,391    13.81 - 17.57   1,801,099,928
     (Commenced 4/28/2014)

  MSF MetLife Mid Cap Stock     2015       238,711    22.32 - 26.27       5,875,895
     Index Sub-Account          2014       215,497    23.48 - 27.35       5,502,778
                                2013       181,460    22.01 - 25.37       4,308,813
                                2012       157,701    17.30 - 19.36       2,885,826
                                2011       128,329    15.08 - 16.72       2,022,706

  MSF MetLife Stock Index       2015     2,202,886    15.02 - 19.86      41,518,624
     Sub-Account                2014     2,387,218    15.06 - 19.94      45,315,772
                                2013     2,514,826    13.47 - 17.86      42,940,270
                                2012     2,675,025    10.35 - 13.74      35,257,651
                                2011     2,855,765     9.06 - 12.06      33,187,748

  MSF MFS Total Return          2015     2,072,502    16.43 - 72.73      89,837,469
     Sub-Account                2014     2,313,121    16.79 - 73.57     102,015,958
                                2013     2,545,086    15.78 - 68.40     106,290,336
                                2012     2,882,861    13.54 - 58.06     101,343,003
                                2011     3,108,333    12.38 - 52.56      97,826,866

  MSF MFS Value Sub-Account     2015     6,742,392    12.69 - 26.49     172,254,488
                                2014     7,443,156    13.03 - 26.79     192,672,878
                                2013     8,446,113    12.05 - 24.41     199,810,139
                                2012     2,908,311    15.39 - 18.17      51,556,774
                                2011     2,696,793    13.48 - 15.74      41,535,628

  MSF MSCI EAFE Index           2015       192,876    11.88 - 13.86       2,544,806
     Sub-Account                2014       186,586    12.30 - 14.23       2,553,009
                                2013       133,676    13.53 - 15.39       1,975,130
                                2012       115,412    11.38 - 12.84       1,428,217
                                2011        69,134     9.86 - 11.03         732,359

  MSF Neuberger Berman          2015     1,787,234    17.77 - 26.98      40,330,154
     Genesis Sub-Account        2014     2,001,920     1.25 - 27.08      45,538,005
                                2013     2,231,279     1.26 - 27.36      51,389,551
                                2012        86,174    17.28 - 18.63       1,568,334
                                2011        96,711    16.05 - 17.19       1,630,216

  MSF Russell 2000 Index        2015       190,582    21.88 - 25.53       4,560,702
     Sub-Account                2014       206,428    23.42 - 27.09       5,229,295
                                2013       205,392    22.86 - 26.21       5,051,812
                                2012       120,336    16.92 - 19.22       2,196,528
                                2011        93,349    14.92 - 16.80       1,492,191



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MSF MetLife Asset             2015      0.27         0.75 - 2.35       (3.37) - (1.81)
     Allocation 40 Sub-Account  2014        --         0.75 - 2.35           2.14 - 3.25
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015      0.54         0.75 - 2.35       (3.56) - (2.01)
     Allocation 60 Sub-Account  2014        --         0.75 - 2.35           2.91 - 4.03
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015      0.33         0.75 - 2.35       (3.98) - (2.43)
     Allocation 80 Sub-Account  2014        --         0.75 - 2.35           3.51 - 4.63
     (Commenced 4/28/2014)

  MSF MetLife Mid Cap Stock     2015      0.88         1.30 - 2.35       (4.94) - (3.93)
     Index Sub-Account          2014      0.77         1.30 - 2.35           6.68 - 7.80
                                2013      0.93         1.30 - 2.35         29.67 - 31.04
                                2012      0.70         1.30 - 2.20         14.70 - 15.74
                                2011      0.64         1.30 - 2.20       (4.36) - (3.50)

  MSF MetLife Stock Index       2015      1.56         1.30 - 2.20       (1.28) - (0.24)
     Sub-Account                2014      1.51         1.30 - 2.20         10.64 - 11.79
                                2013      1.66         1.30 - 2.20         28.83 - 30.18
                                2012      1.58         1.30 - 2.20         12.90 - 14.14
                                2011      1.49         1.30 - 2.20         (0.58) - 0.44

  MSF MFS Total Return          2015      2.40         0.75 - 1.90       (2.27) - (1.14)
     Sub-Account                2014      2.21         0.75 - 1.90           6.32 - 7.55
                                2013      2.42         0.75 - 1.90         16.47 - 17.81
                                2012      2.67         0.75 - 1.90          9.20 - 10.47
                                2011      2.55         0.75 - 1.90           0.24 - 1.40

  MSF MFS Value Sub-Account     2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25           8.10 - 9.74
                                2013      0.65         0.75 - 2.25         17.10 - 34.37
                                2012      1.68         0.75 - 1.90         14.12 - 15.45
                                2011      1.23         0.75 - 1.90       (1.25) - (0.11)

  MSF MSCI EAFE Index           2015      3.54         1.30 - 2.20       (3.46) - (2.59)
     Sub-Account                2014      2.04         1.30 - 2.20       (8.37) - (7.54)
                                2013      2.44         1.30 - 2.15         18.85 - 19.87
                                2012      2.39         1.30 - 2.15         15.42 - 16.41
                                2011      2.54         1.30 - 2.15     (14.50) - (13.78)

  MSF Neuberger Berman          2015      0.23         0.75 - 2.35       (1.95) - (0.27)
     Genesis Sub-Account        2014      0.26         0.75 - 2.35       (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35         24.94 - 37.16
                                2012      0.13         1.30 - 1.90           7.68 - 8.33
                                2011      0.59         1.30 - 1.90           3.53 - 4.15

  MSF Russell 2000 Index        2015      0.95         1.30 - 2.20       (6.61) - (5.77)
     Sub-Account                2014      0.95         1.30 - 2.20           2.45 - 3.38
                                2013      1.02         1.30 - 2.20         35.12 - 36.34
                                2012      0.86         1.30 - 2.20         13.41 - 14.44
                                2011      0.91         1.30 - 2.20       (6.40) - (5.56)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF T. Rowe Price Large Cap    2015     2,826,823     9.33 - 29.38      63,119,491
     Growth Sub-Account          2014     3,204,113     8.64 - 26.75      66,005,148
                                 2013     3,562,045     8.12 - 24.73      69,174,300
                                 2012     2,780,202    14.98 - 17.92      44,701,193
                                 2011     3,161,388    12.87 - 15.19      43,429,966

  MSF T. Rowe Price Small Cap    2015       354,053    28.50 - 36.17      11,167,946
     Growth Sub-Account          2014       375,563    28.35 - 35.52      11,725,054
                                 2013       429,823    27.09 - 33.51      12,760,475
                                 2012       487,872    19.15 - 23.38      10,185,329
                                 2011       554,041    16.84 - 20.29      10,132,259

  MSF Van Eck Global Natural     2015       369,982      8.56 - 9.50       3,455,455
     Resources Sub-Account       2014       301,045    13.01 - 14.23       4,214,021
                                 2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114
                                 2011       286,505    15.07 - 15.78       4,471,552

  MSF Western Asset              2015       242,504    26.20 - 30.62       6,971,544
     Management Strategic Bond   2014       247,927    27.25 - 31.59       7,431,708
     Opportunities Sub-Account   2013       231,415    26.38 - 30.38       6,673,488
                                 2012       349,579    26.66 - 30.47      10,149,053
                                 2011       469,062    24.42 - 27.72      12,444,974

  MSF Western Asset              2015       346,447    15.12 - 18.30       5,873,926
     Management U.S. Government  2014       363,586    15.41 - 18.48       6,249,863
     Sub-Account                 2013       448,156    15.36 - 18.26       7,630,915
                                 2012       690,001    15.85 - 18.66      12,033,680
                                 2011       773,166    15.72 - 18.35      13,347,083

  MSF WMC Core Equity            2015     8,189,551    17.28 - 58.38     186,920,427
     Opportunities Sub-Account   2014     9,536,001    17.28 - 57.51     215,500,540
                                 2013    11,167,683    16.00 - 52.46     231,721,832
                                 2012    12,607,989    12.26 - 39.59     199,635,905
                                 2011    14,326,344    11.12 - 35.39     203,251,430

  PIMCO VIT High Yield           2015       276,491    18.50 - 20.57       5,486,232
     Sub-Account                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704

  PIMCO VIT Low Duration         2015       568,417    13.89 - 15.37       8,388,727
     Sub-Account                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685

  Putnam VT Equity Income        2015       784,971    23.99 - 27.75      20,986,060
     Sub-Account                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839
                                 2011     1,542,735    15.00 - 16.57      25,013,816



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF T. Rowe Price Large Cap    2015      0.02         0.85 - 2.35           7.95 - 9.84
     Growth Sub-Account          2014      0.01         0.85 - 2.35           6.30 - 8.16
                                 2013      0.10         0.85 - 2.35         26.10 - 37.98
                                 2012      0.02         0.85 - 1.90         16.43 - 17.96
                                 2011      0.02         0.85 - 1.90       (3.19) - (1.95)

  MSF T. Rowe Price Small Cap    2015      0.05         0.85 - 1.90           0.54 - 1.84
     Growth Sub-Account          2014      0.01         0.85 - 1.90           4.64 - 6.00
                                 2013      0.22         0.85 - 1.90         41.46 - 43.33
                                 2012        --         0.85 - 1.90         13.72 - 15.19
                                 2011        --         0.85 - 1.90         (0.46) - 0.91

  MSF Van Eck Global Natural     2015      0.21         0.75 - 2.20     (34.22) - (33.26)
     Resources Sub-Account       2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                 2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81
                                 2011      1.07         0.75 - 2.20     (18.49) - (17.29)

  MSF Western Asset              2015      4.73         1.30 - 1.90       (3.85) - (3.08)
     Management Strategic Bond   2014      5.28         1.30 - 1.90           3.31 - 4.00
     Opportunities Sub-Account   2013      4.87         1.30 - 1.90       (1.07) - (0.31)
                                 2012      3.42         1.30 - 1.90           9.19 - 9.94
                                 2011      4.33         1.30 - 1.90           3.85 - 4.67

  MSF Western Asset              2015      2.02         1.30 - 2.20       (1.88) - (0.99)
     Management U.S. Government  2014      1.73         1.30 - 2.20           0.32 - 1.23
     Sub-Account                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)
                                 2012      1.91         1.30 - 2.20           0.79 - 1.71
                                 2011      1.22         1.30 - 2.20           2.98 - 3.91

  MSF WMC Core Equity            2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Opportunities Sub-Account   2014      0.57         0.75 - 2.35           7.88 - 9.62
                                 2013      1.27         0.75 - 2.35         30.43 - 32.53
                                 2012      0.71         0.75 - 2.35         10.07 - 11.86
                                 2011      1.03         0.75 - 2.35       (6.40) - (4.89)

  PIMCO VIT High Yield           2015      5.25         1.30 - 1.90       (3.50) - (2.91)
     Sub-Account                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01

  PIMCO VIT Low Duration         2015      3.42         1.30 - 1.90       (1.57) - (0.98)
     Sub-Account                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)

  Putnam VT Equity Income        2015      1.67         0.75 - 1.90       (4.87) - (3.77)
     Sub-Account                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41
                                 2011      1.83         0.75 - 1.90           0.01 - 1.16



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  Putnam VT Multi-Cap Growth    2015        91,294    19.49 - 25.47       1,949,587
     Sub-Account                2014        98,391    19.91 - 25.88       2,136,321
                                2013       127,086    17.86 - 23.10       2,459,478
                                2012       152,212    13.33 - 17.16       2,195,814
                                2011       176,234    11.62 - 14.89       2,195,254

  Russell Aggressive Equity     2015        63,858    18.91 - 18.97       1,208,068
     Sub-Account                2014        74,169    20.67 - 20.72       1,533,014
                                2013        78,396    20.64 - 20.69       1,617,960
                                2012       104,956    14.95 - 14.99       1,569,025
                                2011       142,278    13.09 - 13.12       1,862,216

  Russell Core Bond             2015       299,764    19.46 - 19.53       5,832,706
     Sub-Account                2014       326,880    19.76 - 19.83       6,459,200
                                2013       360,963    19.00 - 19.07       6,859,528
                                2012       447,192    19.55 - 19.63       8,745,140
                                2011       550,331    18.30 - 18.37      10,072,015

  Russell Global Real Estate    2015        24,060    36.22 - 36.25         871,485
     Securities Sub-Account     2014        27,947    36.64 - 36.67       1,024,007
                                2013        30,369    32.38 - 32.41         983,391
                                2012        37,475    31.68 - 31.71       1,187,295
                                2011        41,404    25.19 - 25.21       1,042,972

  Russell Multi-Style Equity    2015       360,251    19.90 - 19.98       7,171,525
     Sub-Account                2014       430,624    19.96 - 20.04       8,598,156
                                2013       468,451    18.13 - 18.19       8,492,111
                                2012       604,659    13.83 - 13.88       8,363,015
                                2011       727,966    12.12 - 12.17       8,826,736

  Russell Non-U.S. Sub-Account  2015       162,224    16.40 - 16.47       2,661,460
                                2014       183,050    16.86 - 16.92       3,086,079
                                2013       196,111    17.89 - 17.96       3,509,294
                                2012       253,272    14.88 - 14.94       3,770,152
                                2011       291,607    12.60 - 12.64       3,674,337

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Multi-Cap Growth    2015      0.69         1.30 - 1.90      (2.17) - (1.46)
     Sub-Account                2014      0.51         1.30 - 1.90        11.35 - 12.22
                                2013      0.72         1.30 - 1.90        33.87 - 34.85
                                2012      0.45         1.30 - 1.90        14.55 - 15.45
                                2011      0.38         1.30 - 1.90      (6.87) - (6.20)

  Russell Aggressive Equity     2015      0.67                1.40               (8.48)
     Sub-Account                2014      0.25                1.40                 0.15
                                2013      0.42                1.40                38.06
                                2012      1.04                1.40                14.22
                                2011      0.49                1.40               (5.53)

  Russell Core Bond             2015      2.35                1.40               (1.53)
     Sub-Account                2014      1.56                1.40                 3.99
                                2013      1.41                1.40               (2.82)
                                2012      2.32                1.40                 6.86
                                2011      3.15                1.40                 3.23

  Russell Global Real Estate    2015      1.60                1.40               (1.15)
     Securities Sub-Account     2014      3.21                1.40                13.15
                                2013      4.06                1.40                 2.21
                                2012      4.97                1.40                25.77
                                2011      2.29                1.40               (8.34)

  Russell Multi-Style Equity    2015      0.83                1.40               (0.30)
     Sub-Account                2014      1.18                1.40                10.15
                                2013      1.24                1.40                31.07
                                2012      1.14                1.40                14.07
                                2011      0.99                1.40               (2.92)

  Russell Non-U.S. Sub-Account  2015      1.17                1.40               (2.69)
                                2014      1.97                1.40               (5.78)
                                2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14
                                2011      1.71                1.40              (14.09)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2015.

3. Statements of Operations for the year ended December 31, 2015.

4. Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2015 and 2014.

3. Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits



1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)



   (ii) Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (7)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (32)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing acceptance of the Separate Account (adopted September 17, 2014) (32)


2.             Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (28)



   (a) Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)
               (32)




   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (34)




   (ii)       Enterprise Selling Agreement 9-12 (MetLife Investors
               Distribution Company Sales Agreement) (24)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (5)

   (ii)        Enhanced Dollar Cost Averaging Rider (5)


   (iii)       Three Month Market Entry Rider (5)


   (iv)        Death Benefit Rider - (Principal Protection) (5)


   (v)         Death Benefit Rider - (Compounded-Plus) (5)


   (vi)        Death Benefit Rider - (Annual Step-Up) (5)


   (vii) Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income Benefit (GMIB)) 7018 (11/00) (5)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (5)


   (ix)        Individual Retirement Annuity Endorsement (5)


   (x)         Roth Individual Retirement Annuity Endorsement (5)


   (xi)        401 Plan Endorsement (5)


   (xii)       Tax Sheltered Annuity Endorsement (5)


   (xiii)      Unisex Annuity Rates Rider (5)


   (xiv) Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (2)


   (xv) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime Income Solution (LIS)) (19)


   (xvi)       Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)


   (xvii)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (7)


   (xviii)     401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)


   (xix)       Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)


   (xx)        Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (7)


   (xxi) Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (8)


   (xxii)      Form of Contract Schedule Class A 7151-3 (11/05) (10)


   (xxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (9)


   (xxiv) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (Lifetime Withdrawal Guarantee I) (11)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) MLI-560-4 (4/08) (12)


   (xxvi)      Form of Contract Schedule for Guaranteed Minimum Income Benefit
               (GMIB) Rider MLI-EGMIB (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB IV) (21)


   (xxvii) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal Guarantee II) (12)


   (xxviii)    Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (14)


   (xxix)      Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (16)


   (xxx)       Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (17)


   (xxxi) Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II) (12)


   (xxxii)     Form of Contract Schedule for Guaranteed Minimum Death Benefit
               (GMDB) Rider MLI-EDB (4/08) (Enhanced Death Benefit II) (12)


   (xxxiii)    401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (22)

   (xxxiv)     Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I (32)


   (xxxv) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (32)


5. (i)         Form of Variable Annuity Application (5)


   (ii)        Form of Variable Annuity Application Class A 7155 (11/00)
               APPVA-504A (6)


   (iii)       Form of Variable Annuity Application Class A 7155 (4/05)
               APPVA-505A (8)


   (iv) Form of Variable Annuity Application Class A 7029 (7/04) APPVABLIS 506 (11)


   (v) Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (13)


   (vi) Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (18)


   (vii) Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (20)


   (viii)      Variable Annuity Application Class A 7155 (6/11) APPA Aug 2012
               (23)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (32)


   (ii)        Copy of the Bylaws of the Company (32)


7. Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


8. (i) (a)     Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (25)


     (b) First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (26)


     (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (26)


     (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (32)


   (ii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07)
               (27)




     (b) Amendment to Participation Agreement in effect among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (26)


   (iii)(a) Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (3)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and Among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (30)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut
                (30)


     (d) Amendment to the Participation Agreement with AIM Variable Insurance Funds (effective November 17, 2014) (32)


   (iv)(a) Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99)
               (29)

     (b) Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (4)


     (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014) (32)



     (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May15, 2015 (34)


     (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (34)



   (v)(a)      Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005) (3)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (31)


     (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (26)


     (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (15)


     (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (32)



     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (34)



   (vi)(a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments (29)


     (b) Amendment to the Participation Agreement with Putnam Variable Trust (effective November 17, 2014) (32)


9.             Opinion of Counsel (32)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Agreement Governing Contribution (1)



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Anant Bhalla and Peter M. Carlson (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

(3) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 7, 2009.

(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) as electronically filed on April 5, 2011.

(5) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.


(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.


(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.


(15) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 3, 2013.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.


(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.


(19) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on November 28, 2011.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on Decemberl 27, 2011.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.


(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.


(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.


(25) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.


(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.


(27) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.


(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.


(29) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.

(30) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 5, 2011.

(31) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.

(32) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-2000252 and 811-05200) as electronically filed on November 17, 2014.

(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.


(34) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Myles Lambert                  Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Anant Bhalla                        Director, Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske          Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Jean P. Vernor                      Senior Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210




Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Christopher A. Kremer         Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101





Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807




Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Kevin G. Finneran                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Derrick L. Kelson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172



James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111




Mark S. Reilly                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Barbara Stroz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036




Joseph Vaccaro         Senior Vice President and Tax Director
277 Park Avenue
46th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and U.S. Controller
501 Route 22
Bridgewater, NJ 08807





William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962





Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807





Ellen N. Derrig          Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807





Todd Nevenhoven               Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105

James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Richard A. Stevens                     Vice President
18210 Crane Nest Dr Tampa,FL 33647





Frans W. teGroen                             Vice President and Corporate Illustration Actuary
1300 Hall Boulevard Bloomfield, CT 06002





Patricia M. Wersching                           Vice President
13045 Tesson Ferry Road St. Louis, MO 63128





Beverly C. Campbell                 Vice President
11215 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2016, there were 48,390 owners of qualified contracts and 40,364 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Life Variable Annuity Separate Account II
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                 Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds          Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and other separate accounts of the Depositor, which also issue variable annuity contracts, during the last fiscal year:





                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,720,128       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


(e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(f)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


(g)        MetLife, One Financial Center, Boston, MA 02111


(h)        MetLife, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 27th day of April, 2016.




   METLIFE INVESTORS VARIABLE ANNUITY
   ACCOUNT ONE
   (Registrant)
   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President





   By:   METLIFE INSURANCE COMPANY USA
         (Depositor)
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 27, 2016.




/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
-------------------------------    Executive Officer
Eric T. Steigerwalt


/s/ Myles Lambert*                 Director
-------------------------------
Myles Lambert


/s/ Kieran Mullins*                Director
-------------------------------
Kieran Mullins


/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
-------------------------------
Peter M. Carlson


/s/ Anant Bhalla*                  Director, Senior Vice President and Chief Financial
-------------------------------    Officer
Anant Bhalla





   *By:   /s/ John M. Richards
          -----------------------------------
          John M. Richards, Attorney-In-Fact
          April 27, 2016




* MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney